DOCUMENT AND ENTITY INFORMATION (USD $) In Billions, except Share data	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Sempra Energy
Entity Central Index Key	0001032208
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 11.5
Entity Common Shares Outstanding	240,505,355

CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 912	$ 110
Restricted cash	131	35
Trade accounts receivable	891	971
Other accounts and notes receivable	141	159
Due from unconsolidated affiliates	34	41
Income taxes receivable	248	221
Deferred income taxes, net current assets	75	10
Inventories	258	197
Regulatory Assets, Current	90	54
Fixed-price contracts and other derivatives, current assets	81	77
Insurance receivable related to wildfire litigation		273
Settlement receivable related to wildfire litigation	300
Other current assets	192	147
Total current assets	3,353	2,295
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	27
Regulatory assets arising from pension and other postretirement benefit obligations	869	959
Regulatory assets arising from wildfire litigation costs	364
Regulatory Assets, Noncurrent	934	844
Nuclear decommissioning trusts	769	678
Investment in RBS Sempra Commodities LLP	787	2,172
Other investments	2,164	2,151
Goodwill and other intangible assets	540	524
Sundry	600	608
Total investments and other assets	7,054	7,936
Property, plant and equipment:
Property, Plant and Equipment, Gross	27,087	25,034
Less accumulated depreciation and amortization	(7,211)	(6,753)
Property, plant and equipment, net	19,876	18,281
Total assets	30,283	28,512
Current liabilities:
Short-term debt	158	618
Accounts payable - trade	755	522
Accounts payable - other	109	171
Due to unconsolidated affiliates	36	29
Dividends and interest payable	188	190
Accrued compensation and benefits	311	264
Regulatory balancing accounts, net	241	382
Current portion of long-term debt	349	573
Fixed-price contracts and other derivatives, current liabilities	106	95
Customer deposits	129	145
Reserve for wildfire litigation	639	270
Other current liabilities	765	629
Total current liabilities	3,786	3,888
Long-term debt	8,980	7,460
Deferred Credits And Other Liabilities [Abstract]
Due to unconsolidated affiliate		2
Customer advances for construction	154	146
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	1,105	1,252
Deferred income taxes, net noncurrent liabilities	1,561	1,318
Deferred investment tax credits	50	54
Regulatory liabilities arising from removal obligations	2,630	2,557
Asset retirement obligations	1,449	1,277
Regulatory Liability, Noncurrent	138	181
Fixed-price contracts and other derivatives, noncurrent liabilities	290	312
Deferred credits and other	823	735
Total deferred credits and other liabilities	8,200	7,834
Contingently redeemable preferred stock of subsidiary	79	79
Equity:
Common stock	2,036	2,418
Retained earnings	7,329	6,971
Deferred compensation	(8)	(13)
Accumulated other comprehensive income (loss)	(330)	(369)
Total shareholders' equity	9,027	9,007
Preferred stock of subsidiaries	100	100
Other noncontrolling interests	111	144
Total equity	9,238	9,251
Total liabilities and equity	30,283	28,512
San Diego Gas and Electric Company and Subsidiary [Member]
Current assets:
Cash and cash equivalents	127	13
Restricted cash	116	8
Trade accounts receivable	248	229
Other accounts and notes receivable	59	85
Due from unconsolidated affiliates	12	8
Income taxes receivable	37	59
Deferred income taxes, net current assets	129	41
Inventories	71	61
Regulatory assets arising from fixed-price contracts and other derivatives - current	66	30
Regulatory Assets, Current	5	4
Fixed-price contracts and other derivatives, current assets	28	40
Insurance receivable related to wildfire litigation		273
Settlement receivable related to wildfire litigation	300
Other current assets	50	35
Total current assets	1,248	886
Investments And Other Assets [Abstract]
Due from unconsolidated affiliate		2
Deferred taxes recoverable in rates	502	415
Regulatory assets arising from fixed-price contracts and other derivatives - noncurrent	233	241
Regulatory assets arising from pension and other postretirement benefit obligations	279	342
Regulatory assets arising from wildfire litigation costs	364
Regulatory Assets, Noncurrent	73	53
Nuclear decommissioning trusts	769	678
Sundry	56	43
Total investments and other assets	2,276	1,774
Property, plant and equipment:
Property, Plant and Equipment, Gross	11,247	10,156
Less accumulated depreciation and amortization	(2,694)	(2,587)
Property, plant and equipment, net	8,553	7,569
Total assets	12,077	10,229
Current liabilities:
Short-term debt		33
Accounts payable - trade	292	249
Due to unconsolidated affiliates	16
Accrued compensation and benefits	115	104
Regulatory balancing accounts, net	61	159
Current portion of long-term debt	19	45
Fixed-price contracts and other derivatives, current liabilities	51	51
Customer deposits	54	56
Reserve for wildfire litigation	639	270
Other current liabilities	136	157
Total current liabilities	1,383	1,124
Long-term debt	3,479	2,623
Deferred Credits And Other Liabilities [Abstract]
Customer advances for construction	21	23
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	309	370
Deferred income taxes, net noncurrent liabilities	1,001	774
Deferred investment tax credits	25	26
Regulatory liabilities arising from removal obligations	1,409	1,330
Asset retirement obligations	619	585
Fixed-price contracts and other derivatives, noncurrent liabilities	248	265
Deferred credits and other	283	145
Total deferred credits and other liabilities	3,915	3,518
Contingently redeemable preferred stock	79	79
Equity:
Common stock	1,138	1,138
Retained earnings	1,980	1,611
Accumulated other comprehensive income (loss)	(10)	(10)
Total shareholders' equity	3,108	2,739
Other noncontrolling interests	113	146
Total equity	3,221	2,885
Total liabilities and equity	12,077	10,229
Pacific Enterprises [Member]
Current assets:
Cash and cash equivalents	417	49
Trade accounts receivable	534	567
Other accounts and notes receivable	49	44
Due from unconsolidated affiliates	68	12
Income taxes receivable	36	36
Inventories	105	93
Regulatory Assets, Current	12	9
Other current assets	39	39
Total current assets	1,260	849
Investments And Other Assets [Abstract]
Due from unconsolidated affiliate	502	513
Regulatory assets arising from pension and other postretirement benefit obligations	586	617
Regulatory Assets, Noncurrent	123	131
Sundry	36	40
Total investments and other assets	1,247	1,301
Property, plant and equipment:
Property, Plant and Equipment, Gross	9,826	9,299
Less accumulated depreciation and amortization	(3,802)	(3,615)
Property, plant and equipment, net	6,024	5,684
Total assets	8,531	7,834
Current liabilities:
Accounts payable - trade	327	207
Accounts payable - other	79	120
Due to unconsolidated affiliates	96	87
Deferred income taxes, net current liabilities	16	5
Accrued compensation and benefits	98	86
Regulatory balancing accounts, net	180	223
Current portion of long-term debt	262	11
Customer deposits	73	87
Other current liabilities	163	162
Total current liabilities	1,294	988
Long-term debt	1,320	1,283
Deferred Credits And Other Liabilities [Abstract]
Customer advances for construction	133	123
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	613	644
Deferred income taxes, net noncurrent liabilities	416	273
Deferred investment tax credits	25	28
Regulatory liabilities arising from removal obligations	1,208	1,227
Asset retirement obligations	788	662
Deferred taxes refundable in rates	138	175
Deferred credits and other	180	203
Total deferred credits and other liabilities	3,501	3,335
Equity:
Preferred stock	80	80
Common stock	1,462	1,462
Retained earnings	876	691
Accumulated other comprehensive income (loss)	(22)	(25)
Total shareholders' equity	2,396	2,208
Preferred stock of subsidiaries	20	20
Total equity	2,416	2,228
Total liabilities and equity	8,531	7,834
Southern California Gas Company [Member]
Current assets:
Cash and cash equivalents	417	49
Trade accounts receivable	534	567
Other accounts and notes receivable	49	44
Due from unconsolidated affiliates	63	6
Income taxes receivable	28	35
Inventories	105	93
Regulatory Assets, Current	12	9
Other current assets	39	40
Total current assets	1,247	843
Investments And Other Assets [Abstract]
Regulatory assets arising from pension and other postretirement benefit obligations	586	617
Regulatory Assets, Noncurrent	123	131
Sundry	8	14
Total investments and other assets	717	762
Property, plant and equipment:
Property, Plant and Equipment, Gross	9,824	9,297
Less accumulated depreciation and amortization	(3,802)	(3,615)
Property, plant and equipment, net	6,022	5,682
Total assets	7,986	7,287
Current liabilities:
Accounts payable - trade	327	207
Accounts payable - other	79	120
Due to unconsolidated affiliates	11	3
Deferred income taxes, net current liabilities	17	6
Accrued compensation and benefits	98	86
Regulatory balancing accounts, net	180	223
Current portion of long-term debt	262	11
Customer deposits	73	87
Other current liabilities	163	158
Total current liabilities	1,210	901
Long-term debt	1,320	1,283
Deferred Credits And Other Liabilities [Abstract]
Customer advances for construction	133	123
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	613	644
Deferred income taxes, net noncurrent liabilities	418	280
Deferred investment tax credits	25	28
Regulatory liabilities arising from removal obligations	1,208	1,227
Asset retirement obligations	788	662
Deferred taxes refundable in rates	138	175
Deferred credits and other	178	198
Total deferred credits and other liabilities	3,501	3,337
Equity:
Preferred stock	22	22
Common stock	866	866
Retained earnings	1,089	903
Accumulated other comprehensive income (loss)	(22)	(25)
Total shareholders' equity	1,955	1,766
Total equity	1,955	1,766
Total liabilities and equity	$ 7,986	$ 7,287

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment related to VIE	$ 516	$ 644
Long-term debt related to VIE	355	422
Shareholders' equity:
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	240,447,416	246,507,865
San Diego Gas and Electric Company and Subsidiary [Member]
Property, plant and equipment related to VIE	516	644
Long-term debt related to VIE	$ 355	$ 422
Shareholders' equity:
Common stock, shares authorized	255,000,000	255,000,000
Common stock, shares outstanding	117,000,000	117,000,000
Pacific Enterprises [Member]
Shareholders' equity:
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares outstanding	84,000,000	84,000,000
Southern California Gas Company [Member]
Shareholders' equity:
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	91,000,000	91,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Sempra Utilities	$ 6,819	$ 6,220	$ 7,972
Sempra Global and parent	2,184	1,886	2,786
Total revenues	9,003	8,106	10,758
Sempra Utilities [Abstract]
Cost of natural gas	(1,900)	(1,530)	(3,244)
Cost of electric fuel and purchased power	(637)	(672)	(900)
Sempra Global And Parent [Abstract]
Cost of natural gas, electric fuel and purchased power	(1,155)	(976)	(1,671)
Other cost of sales	(91)	(80)	(182)
Litigation expense	(169)	(4)	(117)
Other operation and maintenance	(2,499)	(2,470)	(2,419)
Depreciation and amortization	(867)	(775)	(687)
Franchise fees and other taxes	(327)	(296)	(312)
Write-off of long-lived assets		(132)
Gains on sale of assets		3	114
Equity Earnings (Losses) [Abstract]
RBS Sempra Commodities LLP	(314)	463	383
Other	22	36	37
Other income (expense), net	140	149	(109)
Interest income	16	21	45
Interest expense	(436)	(367)	(253)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	786	1,476	1,443
Income tax (expense) benefit	(102)	(422)	(438)
Equity earnings, net of income tax	49	68	63
Net income	733	1,122	1,068
Losses (earnings) attributable to noncontrolling interests	16	7	55
Preferred dividends of subsidiaries	(10)	(10)	(10)
Earnings	739	1,119	1,113
Basic earnings per common share:
Basic earnings per common share	$ 3.02	$ 4.6	$ 4.5
Basic earnings per common share, weighted-average number of shares outstanding (thousands)	244,736	243,339	247,387
Diluted earnings per common share:
Diluted earnings per common share	$ 2.98	$ 4.52	$ 4.43
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)	247,942	247,384	251,159
Dividends declared per share of common stock	$ 1.56	$ 1.56	$ 1.37
San Diego Gas and Electric Company and Subsidiary [Member]
Utility operating revenues
Electric	2,535	2,426	2,562
Natural gas	514	490	689
Total utility operating revenues	3,049	2,916	3,251
Utility operating expenses
Utility cost of natural gas	217	206	415
Utility cost of electric fuel and purchased power	637	672	900
Utility operation and maintenance	987	961	913
Utility depreciation and amortization	381	329	298
Utility franchise fees and other taxes	170	160	158
Utility gains on sale of assets		(1)	(3)
Total utility operating expenses	2,392	2,327	2,681
Utility operating income	657	589	570
Equity Earnings (Losses) [Abstract]
Other income (expense), net	10	64	(29)
Interest income		1	6
Interest expense	(136)	(104)	(96)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	531	550	451
Income tax (expense) benefit	(173)	(177)	(161)
Net income	358	373	290
Losses (earnings) attributable to noncontrolling interests	16	(24)	54
Earnings	374	349	344
Preferred dividend requirements	(5)	(5)	(5)
Earnings attributable to common shares	369	344	339
Pacific Enterprises [Member]
Utility operating revenues
Total utility operating revenues	3,822	3,355	4,768
Utility operating expenses
Utility cost of natural gas	1,699	1,343	2,841
Utility operation and maintenance	1,173	1,138	1,077
Utility depreciation and amortization	309	293	280
Utility franchise fees and other taxes	124	105	135
Total utility operating expenses	3,305	2,879	4,333
Utility operating income	517	476	435
Equity Earnings (Losses) [Abstract]
Other income (expense), net	12	4	2
Interest income	2	4	22
Interest expense	(66)	(69)	(65)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	465	415	394
Income tax (expense) benefit	(175)	(145)	(141)
Net income	290	270	253
Preferred dividends of subsidiaries	(1)	(1)	(1)
Earnings	289	269	252
Preferred dividend requirements	(4)	(4)	(4)
Earnings attributable to common shares	285	265	248
Southern California Gas Company [Member]
Utility operating revenues
Total utility operating revenues	3,822	3,355	4,768
Utility operating expenses
Utility cost of natural gas	1,699	1,343	2,841
Utility operation and maintenance	1,174	1,138	1,078
Utility depreciation and amortization	309	293	280
Utility franchise fees and other taxes	124	105	135
Total utility operating expenses	3,306	2,879	4,334
Utility operating income	516	476	434
Equity Earnings (Losses) [Abstract]
Other income (expense), net	12	7	2
Interest income	1	3	11
Interest expense	(66)	(68)	(62)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	463	418	385
Income tax (expense) benefit	(176)	(144)	(140)
Net income	287	274	245
Earnings	287	274	245
Preferred dividend requirements	(1)	(1)	(1)
Earnings attributable to common shares	$ 286	$ 273	$ 244

STATEMENTS OF CONSOLIDATED CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 733	$ 1,122	$ 1,068
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	867	775	687
Gains on sale of assets		(3)	(114)
Deferred income taxes and investment tax credits	48	295	324
Equity earnings	243	(567)	(483)
Write-off of long-lived assets		132
Fixed-price contracts and other derivatives	13	(30)	46
Other adjustments to reconcile net income to net cash provided by operating activities	(55)	(45)	150
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	89	(190)	110
Net change in net trading assets			(4)
Net change in income taxes, net	(30)	(17)	13
Net change in inventories	(62)	124	(75)
Net change in regulatory balancing accounts	(155)	42	(138)
Net change in regulatory assets and liabilities	6	(1)	1
Net change in other current assets	310	685	71
Net change in accounts payable	79	(109)	(526)
Net change in other current liabilities	(179)	(790)	65
Net change in other working capital components	58	(256)	(483)
Distributions from RBS Sempra Commodities LLP, operating activities	198	407	85
Changes in other assets	54	139	(15)
Changes in other liabilities	(5)	(94)	(74)
Net cash provided by operating activities	2,154	1,875	1,191
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(2,062)	(1,912)	(2,061)
Proceeds from sale of assets	303	179	2,295
Expenditures for investments and acquisition of businesses, net of cash acquired	(611)	(939)	(2,675)
Distributions from RBS Sempra Commodities LLP, investing activities	849
Distributions from investments	371	23	34
Purchases of nuclear decommissioning and other trust assets	(371)	(267)	(485)
Proceeds from sales by nuclear decommissioning and other trusts	372	230	469
Decrease (increase) in notes receivable from unconsolidated affiliates, net		100	60
Purchase of bonds issued by unconsolidated affiliate		(50)
Decrease in restricted cash	195	37	1
Increase in restricted cash	(318)	(45)
Other cash flows from investing activities	(11)	(28)	(24)
Net cash used in investing activities	(1,283)	(2,672)	(2,386)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(364)	(341)	(339)
Preferred dividends paid by subsidiaries	(10)	(10)	(10)
Issuances of common stock	40	73	18
Repurchases of common stock	(502)	(22)	(1,018)
Issuances of debt (maturities greater than 90 days)	1,125	2,151	1,706
Payments on debt (maturities greater than 90 days)	(905)	(435)	(19)
Increase (decrease) in short-term debt, net	568	(659)	564
Payments on notes payable to unconsolidated affiliate		(100)	(60)
Purchase of noncontrolling interest		(94)
Other cash flows from financing activities	(21)	13	16
Net cash provided by (used in) financing activities	(69)	576	858
Increase (decrease) in cash and cash equivalents	802	(221)	(337)
Cash and cash equivalents, beginning of period	110	331	668
Cash and cash equivalents, end of period	912	110	331
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	415	326	233
Income tax payments, net of refunds	68	112	114
Acquisition Of Business [Abstract]
Assets acquired	303		1,307
Cash paid, net of cash acquired	(292)		(495)
Noncontrolling interests in acquired business			(86)
Liabilities assumed	11		726
Increase in capital lease obligations for investments in property, plant and equipment	192	50
Dividends declared but not paid	96	99	88
San Diego Gas and Electric Company and Subsidiary [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	358	373	290
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	381	329	298
Utility gains on sale of assets		(1)	(3)
Deferred income taxes and investment tax credits	52	73	113
Fixed-price contracts and other derivatives	22	(41)	55
Other adjustments to reconcile net income to net cash provided by operating activities	(32)	(20)	(1)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable		(53)	1
Net change in due to/from affiliates, net	(2)		18
Net change in interest receivable			1
Net change in income taxes, net	12	(44)	44
Net change in inventories	(10)	1	51
Net change in regulatory balancing accounts	(99)	32	(184)
Net change in other current assets	343	660	(49)
Net change in accounts payable	23	1	(70)
Net change in interest payable	10		(1)
Net change in other current liabilities	(340)	(639)	60
Net change in other working capital components	(63)	(42)	(129)
Changes in other assets	14	23	19
Changes in other liabilities	(3)	(53)	(23)
Net cash provided by operating activities	729	641	619
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(1,210)	(955)	(884)
Proceeds from sale of assets		1	1
Expenditures for short-term investments		(152)	(488)
Proceeds from sale of short-term investments		176	464
Purchases of nuclear decommissioning trust assets	(362)	(237)	(468)
Proceeds from sales by nuclear decommissioning trusts	352	230	468
Decrease (increase) in notes receivable from unconsolidated affiliates, net	14	20	(33)
Decrease in restricted cash	152	37
Increase in restricted cash	(260)	(45)
Net cash used in investing activities	(1,314)	(925)	(940)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid		(150)
Preferred dividends paid	(5)	(5)	(5)
Redemptions of preferred stock			(14)
Issuances of long-term debt	744	439	193
Payments on long-term debt	(10)	(2)
Increase (decrease) in short-term debt, net		4
Capital contributions received by variable interest entity		4	9
Capital distributions made by variable interest entity	(24)	(9)
Other cash flows from financing activities	(6)	(3)	(1)
Net cash provided by (used in) financing activities	699	278	182
Increase (decrease) in cash and cash equivalents	114	(6)	(139)
Cash and cash equivalents, beginning of period	13	19	158
Cash and cash equivalents, end of period	127	13	19
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	120	99	92
Income tax payments, net of refunds	108	148	3
Acquisition Of Business [Abstract]
Increase in capital lease obligations for investments in property, plant and equipment	188	21
Dividends declared but not paid	1	1	1
Pacific Enterprises [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	290	270	253
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	309	293	280
Deferred income taxes and investment tax credits	112	72	92
Other adjustments to reconcile net income to net cash provided by operating activities	(8)	4	(2)
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	18	(30)	102
Net change in due to/from affiliates, net	9	(77)	(4)
Net change in income taxes, net	(3)	65	(71)
Net change in inventories	(12)	74	(69)
Net change in regulatory balancing accounts	(56)	10	46
Net change in other current assets	(2)	10	(23)
Net change in accounts payable	52	(99)	7
Net change in customer deposits	(13)	(28)	24
Net change in other current liabilities	26	(66)	24
Net change in other working capital components	19	(141)	36
Changes in other assets	(3)	11	(30)
Changes in other liabilities	8	(76)	(56)
Net cash provided by operating activities	727	433	573
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(503)	(480)	(454)
Decrease (increase) in notes receivable from unconsolidated affiliates, net	(49)	(4)	136
Other cash flows from investing activities	(1)	(1)	(1)
Net cash used in investing activities	(553)	(485)	(319)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(100)		(350)
Preferred dividends paid	(4)	(4)	(4)
Preferred dividends paid by subsidiaries	(1)	(1)	(1)
Issuances of long-term debt	299		250
Payments on long-term debt		(100)
Other cash flows from financing activities			(2)
Net cash provided by (used in) financing activities	194	(105)	(107)
Increase (decrease) in cash and cash equivalents	368	(157)	147
Cash and cash equivalents, beginning of period	49	206	59
Cash and cash equivalents, end of period	417	49	206
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	55	60	61
Income tax payments, net of refunds	64	76	120
Acquisition Of Business [Abstract]
Increase in capital lease obligations for investments in property, plant and equipment	4	29
Dividends declared but not paid	1	1	1
Southern California Gas Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	287	274	245
Adjustments to reconcile net income to net cash provided by operating activities:
Utility depreciation and amortization	309	293	280
Deferred income taxes and investment tax credits	107	70	87
Other adjustments to reconcile net income to net cash provided by operating activities		8	2
Net change in other working capital components [Abstract]
Net change in accounts and notes receivable	18	(30)	102
Net change in due to/from affiliates, net	11	(10)	(6)
Net change in income taxes, net	5	(2)	(67)
Net change in inventories	(12)	74	(69)
Net change in regulatory balancing accounts	(56)	10	46
Net change in other current assets	(2)	10	(23)
Net change in accounts payable	52	(99)	7
Net change in customer deposits	(13)	(28)	24
Net change in other current liabilities	29	(69)	24
Net change in other working capital components	32	(144)	38
Changes in other assets	(7)	7	(33)
Changes in other liabilities	8	(68)	(51)
Net cash provided by operating activities	736	440	568
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(503)	(480)	(454)
Decrease (increase) in notes receivable from unconsolidated affiliates, net	(63)	(16)	136
Net cash used in investing activities	(566)	(496)	(318)
CASH FLOWS FROM FINANCING ACTIVITIES
Common dividends paid	(100)		(350)
Preferred dividends paid	(1)	(1)	(1)
Issuances of long-term debt	299		250
Payments on long-term debt		(100)
Other cash flows from financing activities			(2)
Net cash provided by (used in) financing activities	198	(101)	(103)
Increase (decrease) in cash and cash equivalents	368	(157)	147
Cash and cash equivalents, beginning of period	49	206	59
Cash and cash equivalents, end of period	417	49	206
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest payments, net of amounts capitalized	54	59	58
Income tax payments, net of refunds	64	76	120
Acquisition Of Business [Abstract]
Increase in capital lease obligations for investments in property, plant and equipment	$ 4	$ 29

STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME AND CHANGES IN EQUITY (USD $) In Millions	Pacific Enterprises [Member] Preferred Stock	Southern California Gas Company [Member] Preferred Stock	San Diego Gas and Electric Company and Subsidiary [Member] Common Stock	Pacific Enterprises [Member] Common Stock	Southern California Gas Company [Member] Common Stock	Common Stock	San Diego Gas and Electric Company and Subsidiary [Member] Retained Earnings	Pacific Enterprises [Member] Retained Earnings	Southern California Gas Company [Member] Retained Earnings	Retained Earnings	Deferred Compensation E S O P [Member]	San Diego Gas and Electric Company and Subsidiary [Member] Accumulated Other Comprehensive Income (Loss)	Pacific Enterprises [Member] Accumulated Other Comprehensive Income (Loss)	Southern California Gas Company [Member] Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)	San Diego Gas and Electric Company and Subsidiary [Member] Total Shareholders' Equity	Pacific Enterprises [Member] Total Shareholders' Equity	Total Shareholders' Equity	San Diego Gas and Electric Company and Subsidiary [Member] Noncontrolling Interests	Pacific Enterprises [Member] Noncontrolling Interests	Noncontrolling Interests	San Diego Gas and Electric Company and Subsidiary [Member]	Pacific Enterprises [Member]	Southern California Gas Company [Member]	Total
Equity, beginning of period at Dec. 31, 2007	$ 80	$ 22	$ 1,138	$ 1,462	$ 866	$ 3,198	$ 1,078	$ 378	$ 586	$ 5,464	$ (22)	$ (16)	$ (4)	$ (4)	$ (301)	$ 2,200	$ 1,916	$ 8,339	$ 135	$ 20	$ 248	$ 2,335	$ 1,936	$ 1,470	$ 8,587
Comprehensive income, net of income tax
Net income							344	253	245	1,123						344	253	1,123	(54)		(55)	290	253	245	1,068
Foreign currency translation adjustments															(140)			(140)							(140)
Financial instruments													(25)	(25)	(16)		(25)	(16)	(14)		(14)	(14)	(25)	(25)	(30)
Available-for-sale securities															(26)			(26)							(26)
Pension and other postretirement benefits												3	1	1	(30)	3	1	(30)				3	1	1	(30)
Comprehensive income (loss)												3	(24)	(24)	(212)	347	229	911	(68)		(69)	279	229	221	842
Share-based compensation expense						49												49							49
Common stock dividends declared								(200)	(200)	(342)							(200)	(342)					(200)	(200)	(342)
Preferred stock dividends declared							(5)	(4)	(1)							(5)	(4)					(5)	(4)	(1)
Preferred dividends of subsidiaries								(1)		(10)							(1)	(10)					(1)		(10)
Issuance of common stock						18												18							18
Tax benefit related to share-based compensation						6												6							6
Repurchases of common stock						(1,018)												(1,018)							(1,018)
Common stock released from ESOP						12					4							16							16
Equity contributed by noncontrolling interests																			61		75	61			75
EnergySouth acquisition																					86				86
Equity, end of period at Dec. 31, 2008	80	22	1,138	1,462	866	2,265	1,417	426	630	6,235	(18)	(13)	(28)	(28)	(513)	2,542	1,940	7,969	128	20	340	2,670	1,960	1,490	8,309
Comprehensive income, net of income tax
Net income							349	270	274	1,129						349	270	1,129	24		(7)	373	270	274	1,122
Foreign currency translation adjustments															102			102							102
Financial instruments												1	3	3	38	1	3	38	(3)		(3)	(2)	3	3	35
Available-for-sale securities															7			7							7
Pension and other postretirement benefits												2			(3)	2		(3)				2			(3)
Comprehensive income (loss)												3	3	3	144	352	273	1,273	21		(10)	373	273	277	1,263
Share-based compensation expense						38												38							38
Common stock dividends declared							(150)			(383)						(150)		(383)				(150)			(383)
Preferred stock dividends declared							(5)	(4)	(1)							(5)	(4)					(5)	(4)	(1)
Preferred dividends of subsidiaries								(1)		(10)							(1)	(10)					(1)		(10)
Issuance of common stock						114												114							114
Tax benefit related to share-based compensation						23												23							23
Repurchases of common stock						(22)												(22)							(22)
Common stock released from ESOP						10					5							15							15
Equity contributed by noncontrolling interests																			6		7	6			7
Distributions to noncontrolling interests																			(9)		9	(9)			9
Purchase of noncontrolling interest in subsidiary						(10)												(10)			(84)				(94)
Equity, end of period at Dec. 31, 2009	80	22	1,138	1,462	866	2,418	1,611	691	903	6,971	(13)	(10)	(25)	(25)	(369)	2,739	2,208	9,007	146	20	244	2,885	2,228	1,766	9,251
Comprehensive income, net of income tax
Net income							374	290	287	749						374	290	749	(16)		(16)	358	290	287	733
Foreign currency translation adjustments															47			47							47
Financial instruments													3	3	(13)		3	(13)	7		7	7	3	3	(6)
Available-for-sale securities															(8)			(8)							(8)
Pension and other postretirement benefits															13			13							13
Comprehensive income (loss)													3	3	39	374	293	788	(9)		(9)	365	293	290	779
Share-based compensation expense						38												38							38
Common stock dividends declared								(100)	(100)	(381)							(100)	(381)					(100)	(100)	(381)
Preferred stock dividends declared							(5)	(4)	(1)							(5)	(4)					(5)	(4)	(1)
Preferred dividends of subsidiaries								(1)		(10)							(1)	(10)					(1)		(10)
Issuance of common stock						64												64							64
Tax benefit related to share-based compensation						5												5							5
Repurchases of common stock						(502)												(502)							(502)
Common stock released from ESOP						13					5							18							18
Distributions to noncontrolling interests																			(24)		(24)	(24)			(24)
Equity, end of period at Dec. 31, 2010	$ 80	$ 22	$ 1,138	$ 1,462	$ 866	$ 2,036	$ 1,980	$ 876	$ 1,089	$ 7,329	$ (8)	$ (10)	$ (22)	$ (22)	$ (330)	$ 3,108	$ 2,396	$ 9,027	$ 113	$ 20	$ 211	$ 3,221	$ 2,416	$ 1,955	$ 9,238

SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Significant Accounting Policies And Other Financial Data

SEMPRA ENERGY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA

Principles of Consolidation

Sempra Energy

Sempra Energy's Consolidated Financial Statements include the accounts of Sempra Energy, a California-based Fortune 500 holding company, and its consolidated subsidiaries and a variable interest entity (VIE). Sempra Energy's principal subsidiaries are

  San Diego Gas & Electric Company (SDG&E) and Southern California Gas Company (SoCalGas), which we collectively refer to as the Sempra Utilities; and

  Sempra Global, which is the holding company for Sempra Generation, Sempra Pipelines & Storage, Sempra LNG, and Sempra Commodities.

Sempra Energy uses the equity method to account for investments in affiliated companies over which we have the ability to exercise significant influence, but not control. We discuss our investments in unconsolidated subsidiaries in Notes 3 and 4.

SDG&E

SDG&E's Consolidated Financial Statements include its accounts and the accounts of a VIE of which SDG&E is the primary beneficiary, as we discuss below under "Variable Interest Entities." SDG&E's common stock is wholly owned by Enova Corporation, which is a wholly owned subsidiary of Sempra Energy.

Pacific Enterprises and SoCalGas

Pacific Enterprise's Consolidated Financial Statements include the accounts of Pacific Enterprises (PE) and its subsidiary, SoCalGas. Sempra Energy owns all of PE's common stock and PE owns all of SoCalGas' common stock. SoCalGas' Consolidated Financial Statements include its subsidiaries, which comprise less than one percent of its consolidated financial position and results of operations.

PE's operations consist solely of those of SoCalGas and additional items (e.g., cash, intercompany accounts and equity) attributable to serving as a holding company for SoCalGas.

Basis of Presentation

This is a combined report of Sempra Energy, SDG&E, PE and SoCalGas. We provide separate information for SDG&E, PE and SoCalGas as required. In the Notes to Consolidated Financial Statements (except in Note 17), when only information for SoCalGas is provided, it is the same for PE. References in this report to "we," "our" and "Sempra Energy Consolidated" are to Sempra Energy and its consolidated entities, unless otherwise indicated by the context. We have eliminated intercompany accounts and transactions within the consolidated financial statements of each reporting entity.

We evaluated events and transactions that occurred after December 31, 2010 through the date the financial statements were issued, and in the opinion of management, the accompanying statements reflect all adjustments necessary for a fair presentation.

Use of Estimates in the Preparation of the Financial Statements

We prepare our financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP). This requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including the disclosure of contingent assets and liabilities at the date of the financial statements. Although we believe the estimates and assumptions are reasonable, actual amounts ultimately may differ significantly from those estimates.

Orange Grove Energy L.P.

SDG&E has a 25-year tolling agreement to purchase power generated by Orange Grove Energy L.P. (Orange Grove) at its 99-megawatt (MW) generating facility located in San Diego County, California. Under a tolling agreement, SDG&E purchases power generated by facilities for which it supplies all of the natural gas to fuel the power plant. In the third quarter of 2009, Sempra Energy and SDG&E determined that Orange Grove was a VIE and that SDG&E was the primary beneficiary of the VIE based on the criteria in GAAP as written at that time and applicable through December 31, 2009. Sempra Energy and SDG&E therefore consolidated Orange Grove beginning in the third quarter of 2009 through December 31, 2009.

In the first quarter of 2010, Accounting Standards Update (ASU) 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities (ASU 2009-17), which we discuss in Note 2 below, became effective. Applying the guidance in ASU 2009-17, because of SDG&E's obligation to absorb the natural gas costs for the fuel to operate the facility, along with the power to direct the dispatch, Sempra Energy and SDG&E continued to consolidate Orange Grove in the first quarter of 2010.

In the second quarter of 2010, Sempra Energy and SDG&E reevaluated the provisions of ASU 2009-17 as they apply to Orange Grove. Sempra Energy and SDG&E determined that because the Orange Grove facility is a peaker plant, it operates infrequently to meet peak power needs. We believe that the owners of Orange Grove retain the most significant economic power through their control over operations and maintenance of the plant, which impacts the capacity payments under the agreement that are expected to have the greatest effect on the overall economic performance of the entity. Accordingly, SDG&E does not have the right to direct activities that most significantly impact the economic performance of Orange Grove, and Sempra Energy and SDG&E should not consolidate Orange Grove, but instead should record the agreement as a capital lease. The effect of this change has no effect on Sempra Energy's or SDG&E's earnings and is not material to their previously issued financial statements.

REGULATORY MATTERS

Effects of Regulation

The accounting policies of our principal regulated utility subsidiaries, SDG&E and SoCalGas, conform with GAAP for regulated enterprises and reflect the policies of the California Public Utilities Commission (CPUC) and the Federal Energy Regulatory Commission (FERC).

The Sempra Utilities prepare their financial statements in accordance with GAAP provisions governing regulated operations. Under these provisions, a regulated utility records a regulatory asset if it is probable that, through the ratemaking process, the utility will recover that asset from customers. To the extent that recovery is no longer probable as a result of changes in regulation or the utility's competitive position, the related regulatory assets are written off. Regulatory liabilities represent amounts collected from customers in advance of the actual expenditure by the utility. If the actual expenditures are less than amounts previously collected from ratepayers, the excess would be refunded to customers, generally by reducing future rates.

The following subsidiaries of Sempra Pipelines & Storage also apply GAAP for regulated utilities to their operations:

  Mobile Gas Service Corporation (Mobile Gas), a regulated natural gas distribution utility in southwest Alabama acquired in October 2008

  Ecogas Mexico, S de RL de CV (Ecogas), a regulated natural gas distribution utility in Northern Mexico

We provide information concerning regulatory assets and liabilities below in "Regulatory Balancing Accounts" and "Regulatory Assets and Liabilities."

Regulatory Balancing Accounts

The following table summarizes our regulatory balancing accounts at December 31. The net payables (payables net of receivables) will be returned to customers by reducing future rates.

SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2010	2009	2010	2009	2010	2009
Overcollected	$733	$699	$443	$383	$290	$316
Undercollected	(492)	(317)	(382)	(224)	(110)	(93)
Net payable	$241	$382	$61	$159	$180	$223

Over- and undercollected regulatory balancing accounts reflect the difference between customer billings and recorded or CPUC-authorized costs, primarily commodity costs. Amounts in the balancing accounts are recoverable or refundable in future rates, subject to CPUC approval. Balancing account treatment eliminates the impact on earnings from variances in the covered costs from authorized amounts. Absent balancing account treatment, variations in operating and maintenance costs from amounts approved by the CPUC would increase volatility in utility earnings.

We provide additional information about regulatory matters in Notes 14, 15 and 16.

Regulatory Assets and Liabilities

We show the details of regulatory assets and liabilities in the following table, and discuss each of them separately below.

REGULATORY ASSETS (LIABILITIES) AT DECEMBER 31
(Dollars in millions)
	2010	2009
SDG&E
Fixed-price contracts and other derivatives	$299	$271
Costs related to wildfire litigation	364	―
Deferred taxes recoverable in rates	502	415
Pension and other postretirement benefit obligations	279	342
Removal obligations(1)	(1,409)	(1,330)
Unamortized loss on reacquired debt, net	23	27
Environmental costs	17	15
Other	38	15
Total SDG&E	113	(245)
SoCalGas
Pension and other postretirement benefit obligations	586	617
Employee benefit costs	59	52
Removal obligations(1)	(1,208)	(1,227)
Deferred taxes refundable in rates	(138)	(175)
Unamortized loss on reacquired debt, net	23	26
Environmental costs	18	25
Workers' compensation	41	47
Other	(6)	(11)
Total SoCalGas	(625)	(646)
Other Sempra Energy
Mobile Gas	(16)	(8)
Ecogas	9	14
Total Other Sempra Energy	(7)	6
Total Sempra Energy Consolidated	$(519)	$(885)
(1)	Related to obligations discussed below in "Asset Retirement Obligations."

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31
(Dollars in millions)
	2010			2009
	Sempra			Sempra
	Energy			Energy
	Consolidated	SDG&E	SoCalGas	Consolidated	SDG&E	SoCalGas
Current regulatory assets	$90	$71	$12	$54	$34	$9
Noncurrent regulatory assets	2,167	1,451	709	1,803	1,051	748
Current regulatory liabilities(1)	(8)	―	―	(4)	―	(1)
Noncurrent regulatory liabilities	(2,768)	(1,409)	(1,346)	(2,738)	(1,330)	(1,402)
Total	$(519)	$113	$(625)	$(885)	$(245)	$(646)
(1)	Included in Other Current Liabilities.

In the tables above:

  Regulatory assets arising from fixed-price contracts and other derivatives are offset by corresponding liabilities arising from purchased power and natural gas commodity and transportation contracts. The regulatory asset is increased/decreased based on changes in the fair market value of the contracts. It is also reduced as payments are made for commodities and services under these contracts.
  Deferred taxes recoverable/refundable in rates are based on current regulatory ratemaking and income tax laws. SDG&E and SoCalGas expect to recover/refund net regulatory assets/liabilities related to deferred income taxes over the lives of the assets that give rise to the accumulated deferred income tax liabilities/assets.
  Regulatory assets related to unamortized losses on reacquired debt are recovered over the remaining original amortization periods of the losses on reacquired debt. These periods range from 7 months to 17 years for SDG&E and from 2 years to 15 years for SoCalGas.
  Regulatory assets related to environmental costs represent the portion of our environmental liability recognized at the end of the period in excess of the amount that has been recovered through rates charged to customers. We expect this amount to be recovered in future rates as expenditures are made.
  Regulatory assets related to pension and other postretirement benefit obligations are offset by corresponding liabilities and are being recovered in rates as the plans are funded.

  Regulatory assets arising from costs related to wildfire litigation are costs in excess of liability insurance coverage and amounts recovered, and to be recovered, from other potentially responsible parties, as we discuss in Note 16 under “SDG&E 2007 Wildfire Litigation.” We expect this amount to be recovered in future rates.

For substantially all of these assets, the cash has not yet been expended and the assets are offset by liabilities that do not incur a carrying cost.

Fair Value Measurements

We apply recurring fair value measurements to certain assets and liabilities, primarily nuclear decommissioning trust assets and other miscellaneous derivatives. Prior to the formation of RBS Sempra Commodities LLP (RBS Sempra Commodities) on April 1, 2008, as we discuss in Notes 3 and 4, we also applied fair value measurements to trading derivatives and certain trading inventories.

"Fair value" is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

A fair value measurement reflects the assumptions market participants would use in pricing an asset or liability based on the best available information. These assumptions include the risk inherent in a particular valuation technique (such as a pricing model) and the risks inherent in the inputs to the model. Also, we consider an issuer's credit standing when measuring its liabilities at fair value.

We establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 financial instruments primarily consist of exchange-traded derivatives, listed equities and U.S. government treasury securities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including:

  quoted forward prices for commodities
  time value
  current market and contractual prices for the underlying instruments volatility factors

  other relevant economic measures

Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Our financial instruments in this category include non-exchange-traded derivatives such as over-the-counter (OTC) forwards and options.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value from the perspective of a market participant.

Cash and Cash Equivalents

Cash equivalents are highly liquid investments with maturities of three months or less at the date of purchase.

Restricted Cash

Restricted cash at Sempra Energy was  $158 million and  $35 million at December 31, 2010 and 2009, respectively. At both December 31, 2010 and 2009,  $27 million represents funds held in trust for construction financing of certain natural gas storage facilities of Sempra Pipelines & Storage.

At December 31, 2010, Sempra Commodities held  $15 million of cash collateral received as security for guarantees issued by Sempra Energy related to businesses sold by RBS Sempra Commodities. We discuss RBS Sempra Commodities in Notes 3 and 4, and our related guarantees in Note 5.

SDG&E had restricted cash of  $110 million at December 31, 2010 representing funds received from a wildfire litigation settlement that we describe in Note 16. These funds are restricted to use for 2007 wildfire litigation expenditures. In addition, restricted cash at SDG&E of  $6 million and  $8 million at December 31, 2010 and 2009, respectively, are funds held by a trustee for Otay Mesa VIE (see “Variable Interest Entities—Otay Mesa VIE” below) to pay certain operating costs.

Collection Allowances

We record allowances for the collection of receivables and, prior to the sale of our commodities-marketing businesses, realization of trading assets. The allowances for collection of receivables include allowances for doubtful customer accounts and for other receivables. The changes in allowances for collection of receivables and realization of trading assets are shown in the table below:

COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2010		2009		2008
Sempra Energy Consolidated
Allowances for collection of receivables at January 1		$27		$29		$16
Provisions for uncollectible accounts		22		25		36
Write-offs of uncollectible accounts		(20)		(27)		(25)
Acquisition of EnergySouth (see Note 3)		―		―		2
Allowances for collection of receivables at December 31		$29		$27		$29

Allowance for realization of trading assets at January 1	$	―	$	―		$48
Provisions for uncollectible accounts		―		―		42
Sale of commodities-marketing businesses (see Note 3)		―		―		(90)
Allowance for realization of trading assets at December 31	$	―	$	―	$	―
SDG&E
Allowances for collection of receivables at January 1		$4		$6		$5
Provisions for uncollectible accounts		7		8		12
Write-offs of uncollectible accounts		(6)		(10)		(11)
Allowances for collection of receivables at December 31		$5		$4		$6
SoCalGas
Allowances for collection of receivables at January 1		$16		$18		$9
Provisions for uncollectible accounts		8		12		23
Write-offs of uncollectible accounts		(10)		(14)		(14)
Allowances for collection of receivables at December 31		$14		$16		$18

Inventories

The Sempra Utilities value natural gas inventory by the last-in first-out (LIFO) method. As inventories are sold, differences between the LIFO valuation and the estimated replacement cost are reflected in customer rates. Materials and supplies at the Sempra Utilities are generally valued at the lower of average cost or market.

At December 31, 2010 and 2009, Sempra Pipelines & Storage had  $35 million and  $5 million, respectively, of natural gas inventory recorded at lower of average cost or market, and Sempra LNG had  $26 million and  $19 million, respectively, of liquefied natural gas (LNG) inventory (categorized as natural gas below) valued by the first-in first-out method.

INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E			SoCalGas
	2010	2009	2010	2009		2010	2009
Natural gas	$152	$93	$5	$	―	$86	$69
Materials and supplies	106	104	66		61	19	24
Total	$258	$197	$71		$61	$105	$93

Income Taxes

Income tax expense includes current and deferred income taxes from operations during the year. We record deferred income taxes for temporary differences between the book and the tax bases of assets and liabilities. Investment tax credits from prior years are amortized to income by the Sempra Utilities over the estimated service lives of the properties as required by the CPUC, and represent regulatory liabilities. At Sempra Global and Parent, investment tax credits and low-income housing credits are recognized in income as earned.

The Sempra Utilities and Mobile Gas recognize

  regulatory assets to offset deferred tax liabilities if it is probable that the amounts will be recovered from customers; and

  regulatory liabilities to offset deferred tax assets if it is probable that the amounts will be returned to customers.

We currently do not record deferred income taxes for undistributed earnings of our non-U.S. subsidiaries.

When there are uncertainties related to potential income tax benefits, in order to qualify for recognition, the position we take has to have at least a "more likely than not" chance of being sustained (based on the position's technical merits) upon challenge by the respective authorities. The term "more likely than not" means a likelihood of more than 50 percent. Otherwise, we may not recognize any of the potential tax benefit associated with the position. We recognize a benefit for a tax position that meets the "more likely than not" criterion at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon its effective resolution.

Unrecognized tax benefits involve management's judgment regarding the likelihood of the benefit being sustained. The final resolution of uncertain tax positions could result in adjustments to recorded amounts and may affect our results of operations, financial position and cash flows.

We provide additional information about income taxes in Note 7.

Property, Plant and Equipment

Property, plant and equipment primarily represents the buildings, equipment and other facilities used by the Sempra Utilities to provide natural gas and electric utility services, and by Sempra Generation, Sempra Pipelines & Storage and Sempra LNG. It also reflects projects included in construction work in progress at these business units.

Our plant costs include

  labor
  materials and contract services

  expenditures for replacement parts incurred during a major maintenance outage of a generating plant

In addition, the cost of our utility plant includes an allowance for funds used during construction (AFUDC). We discuss AFUDC below. The cost of non-utility plant includes capitalized interest.

Maintenance costs are expensed as incurred. The cost of most retired depreciable utility plant minus salvage value is charged to accumulated depreciation.

PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, Plant		Depreciation rates for
	and Equipment at		years ended
	December 31,		December 31,
	2010	2009	2010	2009	2008
SDG&E:
Natural gas operations	$1,280	$1,204	3.00%	2.84%	2.80%
Electric distribution	4,700	4,425	4.06	3.97	3.95
Electric transmission	1,795	1,662	2.70	2.67	2.67
Electric generation(1)	1,737	1,503	4.30	3.84	3.77
Other electric(2)	666	613	8.19	8.50	8.13
Construction work in progress	1,069	749	NA	NA	NA
Total SDG&E	11,247	10,156
SoCalGas:
Natural gas operations(3)	9,376	8,911	3.54	3.50	3.49
Other non-utility	126	114	1.74	1.41	1.55
Construction work in progress	322	272	NA	NA	NA
Total SoCalGas	9,824	9,297

Sempra Global and parent(4):			Estimated Useful Lives
Land and land rights	194	189	25 to 50 years(5)
Machinery and equipment:
Generating plants	1,668	1,457	4 to 35 years
LNG receipt terminals	2,049	2,033	5 to 50 years
Pipelines and storage	1,375	942	10 to 50 years
Other	97	136	2 to 50 years
Construction work in progress:
LNG facilities	3	27	NA
Other	425	534	NA
Other(6)	205	263	3 to 50 years
	6,016	5,581
Total Sempra Energy Consolidated	$27,087	$25,034
(1)	Includes capital lease assets of $182 million at December 31, 2010.
(2)	Includes capital lease assets of $26 million and $21 million at December 31, 2010 and 2009, respectively.
(3)	Includes capital lease assets of $33 million and $29 million at December 31, 2010 and 2009, respectively.
(4)	December 31, 2010 balances include $156 million and $137 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively. December 31, 2009 balances include $150 million and $125 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively.
(5)	Estimated useful lives are for land rights.
(6)	Includes $2 million at both December 31, 2010 and 2009 for PE.

Property, plant and equipment for Sempra Energy Consolidated included unpaid capital expenditures recorded in accounts payable of  $341 million and  $247 million at December 31, 2010 and 2009, respectively. Property, plant and equipment for SDG&E included unpaid capital expenditures recorded in accounts payable of  $173 million and  $157 million at December 31, 2010 and 2009, respectively. Property, plant and equipment for SoCalGas included unpaid capital expenditures recorded in accounts payable of  $103 million and  $75 million at December 31, 2010 and 2009, respectively.

Depreciation expense is based on the straight-line method over the useful lives of the assets or, for the Sempra Utilities, a shorter period prescribed by the CPUC. Depreciation expense is computed using the straight-line method over the asset's estimated original composite useful life or the remaining term of the site leases, whichever is shorter.

The accumulated depreciation and decommissioning amounts on our Consolidated Balance Sheets are as follows:

ACCUMULATED DEPRECIATION AND DECOMMISSIONING AMOUNTS
(Dollars in millions)
	December 31,
	2010	2009
SDG&E:
Accumulated depreciation and decommissioning of utility plant in service:
Electric(1)	$2,152	$2,069
Natural gas	542	518
Total SDG&E	2,694	2,587
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	3,702	3,529
Accumulated depreciation – other non-utility	100	86
Total SoCalGas	3,802	3,615
Sempra Global and parent(3):
Accumulated depreciation	715	551
Total Sempra Energy Consolidated	$7,211	$6,753
(1)	Includes accumulated depreciation for assets under capital lease of $7 million and $1 million at December 31, 2010 and 2009, respectively.
(2)	Includes accumulated depreciation for assets under capital lease of $14 million and $2 million at December 31, 2010 and 2009, respectively.
(3)	December 31, 2010 balances include $9 million and $29 million of accumulated depreciation for utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively. December 31, 2009 balances include $8 million and $24 million of accumulated depreciation for utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively.

The Sempra Utilities finance their construction projects with borrowed funds and equity funds. The CPUC and the FERC allow the recovery of the cost of these funds by the capitalization of AFUDC, calculated using rates authorized by the CPUC and the FERC, as a cost component of property, plant and equipment. The Sempra Utilities earn a return on the allowance after the utility property is placed in service and recover the AFUDC from their customers over the expected useful lives of the assets.

Sempra Global businesses capitalize interest costs incurred to finance capital projects. The Sempra Utilities also capitalize certain interest costs.

CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated:
AFUDC related to debt	$24	$15	$13
AFUDC related to equity	57	39	35
Other capitalized financing costs	33	73	100
Total Sempra Energy Consolidated	$114	$127	$148
SDG&E:
AFUDC related to debt	$18	$10	$10
AFUDC related to equity	43	29	27
Other capitalized financing costs	―	4	13
Total SDG&E	$61	$43	$50
SoCalGas:
AFUDC related to debt	$6	$5	$3
AFUDC related to equity	14	10	8
Other capitalized financing costs	―	1	―
Total SoCalGas	$20	$16	$11

Assets Held for Sale

We classify assets as held for sale when management approves and commits to a formal plan to actively market an asset for sale and we expect the sale to close within the next twelve months. Upon classifying an asset as held for sale, we record the asset at the lower of its carrying value or its estimated fair value reduced for selling costs. We cease to record depreciation expense on an asset when it is classified as held for sale.

During 2008, management approved and committed to a formal plan to dispose of certain Sempra Generation assets, recorded at December 31, 2010 and 2009 as follows:

(Dollars in millions)
Gas turbine	$34
Steam turbine	6
Emission reduction credits	1
$41

We classified these assets as held for sale as of December 31, 2010 and 2009. They are included in Other Current Assets on the Consolidated Balance Sheets. For the years ended December 31, 2010 and 2009, there was no impairment of the assets held for sale nor do the assets held for sale generate operating income. We continue to evaluate these assets for whether events or circumstances have occurred that may affect recoverability or estimated useful life, and continue to actively market these assets at a price that is reasonable in relation to their fair values.

Goodwill and other Intangible Assets

Goodwill

Goodwill is the excess of the purchase price over the fair value of the net assets of acquired companies. Goodwill is not amortized but is tested annually on October 1 for impairment. Impairment of goodwill occurs when the carrying amount (book value) of goodwill exceeds its implied fair value. If the book value of goodwill is greater than the fair value on the test date, an impairment loss is recorded.

Sempra Pipelines & Storage recorded goodwill of  $18 million in April 2010 and  $62 million in October 2008 in connection with the acquisition of the Mexican pipeline and natural gas infrastructure assets of El Paso Corporation and the acquisition of EnergySouth, respectively, which we discuss in Note 3.

Goodwill included in Goodwill and Other Intangible Assets on the Sempra Energy Consolidated Balance Sheets is recorded as follows:

GOODWILL
(Dollars in millions)
	December 31,	December 31,
	2010	2009
Sempra Pipelines & Storage	$81	$62
Parent and Other	6	6
	$87	$68

We provide additional information concerning goodwill related to our equity method investments and the impairment of investments in unconsolidated subsidiaries in Note 4.

Other Intangible Assets

Sempra Pipelines & Storage recorded  $460 million of intangible assets in connection with the acquisition of EnergySouth. These intangible assets represent storage and development rights related to the Bay Gas and Mississippi Hub natural gas storage facilities and were recorded at estimated fair value as of the date of the acquisition using discounted cash flows analysis. Our important assumptions in determining fair value include estimated future cash flows, the estimated useful life of the intangible assets and our use of appropriate discount rates. We are amortizing these intangible assets over their estimated useful lives as shown in the table below.

Intangible assets included in Goodwill and Other Intangible Assets on the Sempra Energy Consolidated Balance Sheets are as follows:

OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period	December 31,	December 31,
	(years)	2010	2009
Storage rights	46	$138	$138
Development rights	50	322	322
Other	15 years to indefinite	16	9
Total		476	469
Less accumulated amortization		(23)	(13)
Total		$453	$456

Amortization expense related to the above intangible assets was  $10 million in 2010,  $10 million in 2009 and  $3 million in 2008. We estimate the amortization expense for the next five years to be  $10 million per year.

Long-Lived Assets

We periodically evaluate whether events or circumstances have occurred that may affect the recoverability or the estimated useful lives of long-lived assets, the definition of which includes intangible assets subject to amortization, but does not include unconsolidated subsidiaries. Impairment of long-lived assets occurs when the estimated future undiscounted cash flows are less than the carrying amount of the assets. If that comparison indicates that the assets' carrying value may not be recoverable, the impairment is measured based on the difference between the carrying amount and the fair value of the assets. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

In the second quarter of 2009, we recorded a  $132 million pretax write-off related to certain assets at one of Sempra Pipelines & Storage's Liberty Gas Storage natural gas storage projects. This amount is recorded as Write-off of Long-Lived Assets on our Consolidated Statement of Operations for the year ended December 31, 2009. Sempra Pipelines & Storage owns 75 percent of Liberty Gas Storage, LLC (Liberty), the partnership that is developing the project. Our partner's 25-percent share of the pretax charge is  $33 million, which is included in Losses Attributable to Noncontrolling Interests on our Consolidated Statement of Operations for the year ended December 31, 2009. The impact to our net income and to our earnings is  $97 million and  $64 million, respectively, for the year ended December 31, 2009. In September 2009, the members of the partnership unanimously voted to proceed with the abandonment of the assets that were written off.

Variable Interest Entities (VIE)

We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based upon qualitative and quantitative analyses, which assess the purpose and design of the VIE;
  the nature of the VIE's risks and the risks we absorb;
  the power to direct activities that most significantly impact the economic performance of the VIE; and

  the obligation to absorb losses or right to receive benefits that could be significant to the VIE.

SDG&E has agreements under which it purchases power generated by facilities for which it supplies all of the natural gas to fuel the power plant (i.e., tolling agreements).  SDG&E's obligation to absorb natural gas costs may be a significant variable interest.  In addition, SDG&E has the power to direct the dispatch of electricity generated by these facilities. Based upon our analysis, the ability to direct the dispatch of electricity may have the most significant impacts on the economic performance of the entity owning the generating facility because of the associated exposure to the cost of natural gas, which fuels the plants, and the value of electricity produced. To the extent that SDG&E (1) is obligated to purchase and provide fuel to operate the facility, (2) has the power to direct the dispatch, and (3) purchases all of the output from the facility for a substantial portion of the facility's useful life, SDG&E may be the primary beneficiary of the entity owning the generating facility. SDG&E determines if it is the primary beneficiary in these cases based on the operational characteristics of the facility, including its expected power generation output relative to its capacity to generate and the financial structure of the entity, among other factors. If we determine that SDG&E is the primary beneficiary, Sempra Energy and SDG&E consolidate the entity that owns the facility as a VIE, as we discuss below.

Otay Mesa VIE

SDG&E has a 10-year agreement to purchase power generated at the Otay Mesa Energy Center (OMEC), a 605-MW generating facility that began commercial operations in October 2009. In addition to tolling, the agreement provides SDG&E with the option to purchase the power plant at the end of the contract term in 2019, or upon earlier termination of the purchased-power agreement, at a predetermined price subject to adjustments based on performance of the facility. If SDG&E does not exercise its option, under certain circumstances, it may be required to purchase the power plant at a predetermined price.

The facility owner, Otay Mesa Energy Center LLC (OMEC LLC), is a VIE (Otay Mesa VIE), of which SDG&E is the primary beneficiary. SDG&E has no OMEC LLC voting rights and does not operate OMEC. In addition to the risks absorbed under the tolling agreement, SDG&E absorbs separately through the put option a significant portion of the risk that the value of Otay Mesa VIE could decline. Sempra Energy and SDG&E have consolidated Otay Mesa VIE since the second quarter of 2007. Otay Mesa VIE's equity of  $113 million at December 31, 2010 and  $146 million at December 31, 2009 is included on the Consolidated Balance Sheets in Other Noncontrolling Interests for Sempra Energy and in Noncontrolling Interest for SDG&E.

OMEC LLC has a loan outstanding of  $365 million at December 31, 2010, the proceeds of which were used for the construction of OMEC. The loan is with third party lenders and is secured by OMEC's property, plant and equipment. SDG&E is not a party to the loan agreement and does not have any additional implicit or explicit financial responsibility to OMEC LLC. The loan fully matures in April 2019 and bears interest at rates varying with market rates. In addition, OMEC LLC has entered into interest rate swap agreements to moderate its exposure to interest rate changes. We provide additional information concerning the interest rate swaps in Note 10.

Other Variable Interest Entities

SDG&E's power procurement is subject to reliability requirements that may require SDG&E to enter into various power purchase arrangements which include variable interests. SDG&E evaluates these contracts to determine if variable interests exist and, based on the qualitative and quantitative analyses described above, if SDG&E, and thereby Sempra Energy, is the primary beneficiary. SDG&E has determined that no contracts other than that relating to Otay Mesa VIE mentioned above result in SDG&E being the primary beneficiary. In addition to the tolling agreements described above, other variable interests involve various elements of fuel and power costs, including certain construction costs, tax credits, and other components of cash flow expected to be paid to or received by our counterparties. In most of these cases, the expectation of variability is not substantial, and SDG&E generally does not have the power to direct activities that most significantly impact the economic performance of the other VIEs. If our ongoing evaluation of these VIEs were to conclude that SDG&E becomes the primary beneficiary and consolidation by SDG&E becomes necessary, the effects are not expected to significantly affect the financial position, results of operations, or liquidity of SDG&E. SDG&E is not exposed to losses or gains as a result of these other VIEs, because all such variability would be recovered in rates.

Sempra Energy's other business units also enter into arrangements which could include variable interests.  We evaluate these contracts based upon the qualitative and quantitative analyses described above.  We have determined that these contracts are not variable interests in a VIE and therefore are not subject to the requirements of GAAP concerning the consolidation of VIEs.

The Consolidated Financial Statements of Sempra Energy and SDG&E include the following amounts associated with VIEs, primarily Otay Mesa VIE, which are net of eliminations of transactions between SDG&E and the VIEs.

AMOUNTS ASSOCIATED WITH VARIABLE INTEREST ENTITIES
(Dollars in millions)
			December 31,
			2010		2009(1)
Cash and cash equivalents				$10		$7
Restricted cash				6		8
Accounts receivable - other				(1)		1
Inventories				2		2
Other				1		―
Total current assets				18		18
Sundry				6		10
Property, plant and equipment, net				516		644
Total assets				$540		$672

Short-term debt			$	―		$33
Current portion of long-term debt				10		40
Fixed-price contracts and other derivatives				17		17
Other				1		(13)
Total current liabilities				28		77
Long-term debt				355		422
Fixed-price contracts and other derivatives				41		26
Deferred credits and other				3		1
Other noncontrolling interests/noncontrolling interest				113		146
Total liabilities and equity				$540		$672

	Years ended December 31,
	2010		2009(1)		2008

Operating revenues
Electric		$(1)		$(1)	$	―
Natural gas		(3)		―		―
Total operating revenues		(4)		(1)		―
Operating expenses
Cost of electric fuel and purchased power		(82)		(13)		―
Operation and maintenance		20		7		―
Depreciation and amortization		26		7		―
Total operating expenses		(36)		1		―
Operating income (loss)		32		(2)		―
Other income (expense), net		(34)		27		(54)
Interest expense		(14)		(1)		―
Income (loss) before income taxes/Net income (loss)		(16)		24		(54)
Losses (earnings) attributable to noncontrolling interest		16		(24)		54
Earnings	$	―	$	―	$	―
(1)	Includes amounts associated with Orange Grove Energy L.P. as we discuss above under "Basis of Presentation—Orange Grove Energy L.P."

Asset Retirement Obligations

For tangible long-lived assets, we record asset retirement obligations for the present value of liabilities of future costs expected to be incurred when assets are retired from service, if the retirement process is legally required and if a reasonable estimate of fair value can be made. We also record a liability if a legal obligation to perform an asset retirement exists and can be reasonably estimated, but performance is conditional upon a future event. We record the estimated retirement cost over the life of the related asset by depreciating the present value of the obligation (measured at the time of the asset's acquisition) and accreting the discount until the liability is settled. Rate-regulated entities record regulatory assets or liabilities as a result of the timing difference between the recognition of costs in accordance with GAAP and costs recovered through the rate-making process. We have recorded a regulatory liability to show that the Sempra Utilities have collected funds from customers more quickly and for larger amounts than we would accrete the retirement liability and depreciate the asset in accordance with GAAP.

We have recorded asset retirement obligations related to various assets including:

SDG&E and SoCalGas

  fuel and storage tanks
  natural gas distribution system
  hazardous waste storage facilities

  asbestos-containing construction materials

SDG&E

  decommissioning of nuclear power facilities
  electric distribution and transmission systems

  site restoration of a former power plant

SoCalGas

  natural gas transmission pipelines

  underground natural gas storage facilities and wells

Sempra Global

  certain power generation plants (natural gas and solar)
  natural gas distribution and transportation systems

  LNG receipt terminal

The changes in asset retirement obligations are as follows:

CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2010	2009	2010	2009	2010	2009
Balance as of January 1(1)	$1,313	$1,177	$590	$554	$676	$595
Accretion expense	77	75	37	38	38	35
Liabilities incurred	10	17	―	―	―	―
Payments	(17)	(5)	―	(3)	(2)	(2)
Revisions to estimated cash flows(2)	85	49	(4)	1	91	48
Balance as of December 31(1)	$1,468	$1,313	$623	$590	$803	$676
(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
(2)	The increase in obligations at SoCalGas for revisions to estimated cash flows in 2010 resulted from a decrease in the discount rate from 5.54 percent in 2009 to 5.13 percent in 2010, based on the risk-free rate plus an estimated credit spread.

Contingencies

We accrue losses for the estimated impacts of various conditions, situations or circumstances involving uncertain outcomes. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date and:

  information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and

  the amounts of the loss can be reasonably estimated.

We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events.

Legal Fees

Legal fees that are associated with a past event for which a liability has been recorded are accrued when it is probable that fees also will be incurred.

Comprehensive Income

Comprehensive income includes all changes in the equity of a business enterprise (except those resulting from investments by owners and distributions to owners), including:

  foreign-currency translation adjustments
  amortization of net actuarial gain or loss and prior service cost related to pension and other postretirement benefits plans unrealized gains or losses on available-for-sale securities certain hedging activities

The Statements of Consolidated Comprehensive Income and Changes in Equity show the changes in the components of other comprehensive income (OCI), including the amounts attributable to noncontrolling interests. The components of Accumulated Other Comprehensive Income (Loss) (AOCI), shown net of income taxes on the Consolidated Balance Sheets, and the related income tax balance at December 31, 2010 and 2009 are as follows:

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) AND
ASSOCIATED INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Accumulated Other Comprehensive Income (Loss)		Income Tax Expense (Benefit)
	2010	2009	2010		2009
Sempra Energy Consolidated
Foreign currency translation loss	$(229)	$(276)	$	―	$	―
Financial instruments	(15)	(2)		(12)		(3)
Unrealized gains on available-for-sale securities	1	9		1		3
Unamortized net actuarial loss	(88)	(102)		(60)		(70)
Unamortized prior service credit	1	2		1		1
Balance as of December 31	$(330)	$(369)		$(70)		$(69)
SDG&E
Unamortized net actuarial loss	$(11)	$(11)		$(8)		$(7)
Unamortized prior service credit	1	1		1		1
Balance as of December 31	$(10)	$(10)		$(7)		$(6)
SoCalGas
Unamortized net actuarial loss	$(5)	$(5)		$(4)		$(4)
Unamortized prior service credit	1	1		1		1
Financial instruments	(18)	(21)		(12)		(14)
Balance as of December 31	$(22)	$(25)		$(15)		$(17)

REVENUES

Sempra Utilities

The Sempra Utilities generate revenues primarily from deliveries to their customers of electricity by SDG&E and natural gas by both SoCalGas and SDG&E and from related services. They record these revenues following the accrual method and recognize them upon delivery and performance. They also record revenue from CPUC-approved incentive awards, some of which require approval by the CPUC prior to being recognized. We provide additional discussion on utility incentive mechanisms in Note 15.

Under an operating agreement with the California Department of Water Resources (DWR), SDG&E acts as a limited agent on behalf of the DWR in the administration of energy contracts, including natural gas procurement functions under the DWR contracts allocated to SDG&E's customers. The legal and financial responsibilities associated with these activities continue to reside with the DWR. Accordingly, the commodity costs associated with long-term contracts allocated to SDG&E from the DWR (and the revenues to recover those costs) are not included in our Consolidated Statements of Operations. We provide discussion on electric industry restructuring related to the DWR in Note 14.

On a monthly basis, SoCalGas accrues natural gas storage contract revenues, which consist of storage reservation and variable charges based on negotiated agreements with terms of up to 15 years.

The table below shows the total revenues from the Sempra Utilities in Sempra Energy's Consolidated Statements of Operations, net of sales taxes, for each of the last three years. The revenues include amounts for services rendered but unbilled (approximately one-half month's deliveries) at the end of each year.

TOTAL SEMPRA UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Natural gas revenues	$4,291	$3,801	$5,419
Electric revenues	2,528	2,419	2,553
Total	$6,819	$6,220	$7,972
(1) Excludes intercompany revenues.

As we discuss in Note 15, beginning April 1, 2008, the SDG&E and SoCalGas core natural gas supply portfolios were combined and are managed by SoCalGas. Effective as of that date, SoCalGas procures natural gas for SDG&E's core customers. Core customers are primarily residential and small commercial and industrial customers. This core gas procurement function is considered a shared service, therefore amounts related to SDG&E are not included in SoCalGas' income statement.

We provide additional information concerning utility revenue recognition in "Regulatory Matters" above.

Sempra Global

Sempra Generation

Sempra Generation generates revenues primarily from selling electricity to governmental and wholesale power marketing entities. These revenues are recognized as the electricity is delivered. In each of 2010, 2009 and 2008, Sempra Generation's electricity sales to the DWR accounted for a significant portion of its revenues. Sempra Generation's revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for power and natural gas.

Sempra Pipelines & Storage

Sempra Pipelines & Storage has consolidated foreign subsidiaries in Mexico. The pipeline operations in Mexico recognize revenues from the sale and transportation of natural gas as deliveries are made and from fixed capacity payments. The natural gas distribution utility in Mexico applies GAAP for regulated utilities, as we discuss above. Sempra Pipelines & Storage's natural gas storage and transportation operations recognize revenues when they provide services in accordance with contractual agreements for the storage and transportation services. Sempra Pipelines & Storage's revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for natural gas.

Sempra LNG

Sempra LNG recognizes revenues from (1) the sale of LNG and natural gas as deliveries are made to counterparties and (2) from reservation and usage fees under terminal capacity agreements, nitrogen injection service agreements and tug service agreements. Sempra LNG reports revenue net of value added taxes in Mexico. Sempra LNG's revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for natural gas.

Sempra Commodities

As we discuss in Notes 3 and 4, on April 1, 2008, our commodities-marketing businesses, previously wholly owned subsidiaries of Sempra Energy, were sold into RBS Sempra Commodities LLP (RBS Sempra Commodities), a partnership jointly owned by Sempra Energy and The Royal Bank of Scotland. Therefore, beginning April 1, 2008, we account for our earnings in the partnership under the equity method. In 2010 and early 2011, the partnership divested its principal businesses and assets, as we discuss in Notes 3 and 4.

RBS Sempra Commodities generated most of its revenues from trading and marketing activities in natural gas, electricity, petroleum, petroleum products, base metals and other commodities. RBS Sempra Commodities quoted bid and ask prices to end users and other market makers. It also earned trading profits as a dealer by structuring and executing transactions. Principal transaction revenues were recognized on a trade-date basis and included realized gains and losses and the net change in unrealized gains and losses.

RBS Sempra Commodities used derivative instruments (which we discuss further in Note 10) to reduce its exposure to unfavorable changes in market prices. Non-derivative contracts were accounted for on an accrual basis and the related profit or loss was recognized as the contracts were settled.

OTHER COST OF SALES

Other Cost of Sales primarily includes the transportation and storage costs incurred at Sempra Commodities prior to April 1, 2008, pipeline capacity marketing costs incurred at Sempra Generation, and pipeline transportation and natural gas marketing costs incurred at Sempra LNG.

OPERATION AND MAINTENANCE EXPENSES

Operation and Maintenance includes operating and maintenance costs, and general and administrative costs, which consist primarily of personnel costs, purchased materials and services, and rent.

Foreign Currency Translation

Our foreign operations generally use their local currency as their functional currency. The assets and liabilities of our foreign operations are translated into U.S. dollars at current exchange rates at the end of the reporting period, and revenues and expenses are translated at average exchange rates for the year. The resulting noncash translation adjustments do not enter into the calculation of earnings or retained earnings (unless the operation is being discontinued), but are reflected in Comprehensive Income and in Accumulated Other Comprehensive Income (Loss), a component of shareholders' equity.

To reflect the fluctuations in the values of functional currencies of Sempra Pipelines & Storage's South American investments accounted for under the equity method, the following adjustments were made to the carrying value of these investments (dollars in millions):

		Upward (downward) adjustment to investments
Investment	Currency	2010	2009	2008
Chile	Chilean Peso	$34	$85	$(101)
Peru	Peruvian Nuevo Sol	5	13	(7)
Argentina	Argentine Peso	―	―	(8)

Smaller adjustments have been made to other operations where the U.S. dollar is not the functional currency. We provide additional information concerning these investments in Note 4.

Currency transaction gains and losses in a currency other than the entity's functional currency are included in the calculation of consolidated earnings at Sempra Energy as follows:

	Years ended December 31,
(Dollars in millions)	2010	2009	2008
Currency transaction gain (loss)	$4	$3	$(2)

Transactions with Affiliates

Loans to Unconsolidated Affiliates

Sempra Pipelines & Storage has a U.S. dollar-denominated loan to Camuzzi Gas del Sur S.A., an affiliate of Sempra Pipelines & Storage's Argentine investments which we discuss in Note 4. The loan has a  $28 million balance outstanding at a variable interest rate (7.3 percent at December 31, 2010). In May 2010, the maturity date of the loan was extended from June 2010 to June 30, 2011. The loan is fully reserved at December 31, 2010.

Investments

Sempra Pipelines & Storage has an investment in bonds issued by Chilquinta Energía S.A. that we discuss in Note 4.

Other Affiliate Transactions

Sempra Energy, SDG&E and SoCalGas provide certain services to each other and are charged an allocable share of the cost of such services. Amounts due to/from affiliates are as follows:

AMOUNTS DUE TO AND FROM AFFILIATES AT SDG&E, PE AND SOCALGAS
(Dollars in millions)
	December 31,
	2010		2009
SDG&E
Current:
Due from Sempra Energy	$	―		$2
Due from SoCalGas		11		3
Due from various affiliates		1		3
		$12		$8

Due to Sempra Energy		$16	$	―

Income taxes due from Sempra Energy(1)		$25		$37

Noncurrent:
Promissory note due from Sempra Energy, variable rate based on short-
term commercial paper rates (0.13% at December 31, 2009)	$	―		$2

PE
Current:
Due from Sempra Energy		$60		$7
Due from various affiliates		8		5
		$68		$12

Due to affiliate		$85		$84
Due to SDG&E		11		3
		$96		$87

Income taxes due from Sempra Energy(1)		$6		$2

Noncurrent:
Promissory note due from Sempra Energy, variable rate based on short-
term commercial paper rates (0.20% at December 31, 2010)		$502		$513

SoCalGas
Current:
Due from Sempra Energy		$60		$6
Due from RBS Sempra Commodities		3		―
		$63		$6

Due to SDG&E		$11		$3

Income taxes due (to) from Sempra Energy(1)		$(3)		$2
(1)	SDG&E, PE and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies' having always filed a separate return.

Revenues from unconsolidated affiliates at the Sempra Utilities are as follows:

REVENUES FROM UNCONSOLIDATED AFFILIATES AT THE SEMPRA UTILITIES
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
SDG&E	$8	$8	$11
SoCalGas	44	43	36

Transactions with RBS Sempra Commodities

Several of our business units have engaged in transactions with RBS Sempra Commodities. As a result of the divestiture of RBS Sempra Commodities' businesses, transactions between our business units and RBS Sempra Commodities will be assigned over time to the buyers of the joint venture businesses. Amounts in our Consolidated Financial Statements related to these transactions are as follows:

AMOUNTS RECORDED FOR TRANSACTIONS WITH RBS SEMPRA COMMODITIES
(Dollars in millions)
	Years ended December 31,
	2010	2009		2008(1)
Revenues:
SoCalGas	$14	$13		$12
Sempra Generation	19	11		31
Sempra Pipelines & Storage	―	3		―
Sempra LNG	247	60		33
Total revenues	$280	$87		$76

Cost of natural gas:
SDG&E	$3	$4	$	―
SoCalGas	36	19		22
Sempra Generation	87	1		―
Sempra Pipelines & Storage	28	25		34
Sempra LNG	255	61		―
Total cost of natural gas	$409	$110		$56

	December 31,
	2010	2009
Fixed-price contracts and other derivatives - Net Asset (Liability):
Sempra Generation	$17	$7
Sempra LNG	(35)	(47)
Total	$(18)	$(40)

Due to unconsolidated affiliates:
Sempra Generation	$11	$13
Sempra Pipelines & Storage	―	3
Sempra LNG	13	13
Sempra Commodities	11	―
Total	$35	$29

Due from unconsolidated affiliates:
SoCalGas	$3	$ ―
Sempra Generation	13	22
Sempra LNG	13	15
Sempra Commodities	―	1
Parent and other	5	3
Total	$34	$41
(1)	Nine months beginning April 1, 2008, when the partnership was formed.

Revenues and Expenses with Unconsolidated Affiliates

For the quarter ended March 31, 2008, Sempra Commodities recorded  $55 million of sales to unconsolidated affiliates.

Dividends and Loans at the Sempra Utilities

The CPUC's regulation of the Sempra Utilities' capital structures limits the amounts that are available for dividends and loans to Sempra Energy. At December 31, 2010, Sempra Energy could have received combined loans and dividends of approximately  $28 million from SoCalGas and none from SDG&E.

OTHER INCOME (EXPENSE), NET

Other Income (Expense), Net on the Consolidated Statements of Operations consists of the following:

OTHER INCOME (EXPENSE), NET
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$57	$39	$35
Regulatory interest income (expense), net	1	4	(9)
Investment gains (losses)(1)	35	55	(53)
Gains (losses) on interest rate instruments(2)	(24)	33	(53)
Mexican peso exchange losses(3)	―	―	(57)
Sundry, net(4)	71	18	28
Total	$140	$149	$(109)
SDG&E:
Allowance for equity funds used during construction	$43	$29	$27
Regulatory interest income (expense), net	―	5	(5)
Gains (losses) on interest rate instruments(2)	(34)	27	(54)
Sundry, net	1	3	3
Total	$10	$64	$(29)
SoCalGas and PE:
Allowance for equity funds used during construction	$14	$10	$8
Regulatory interest income (expense), net	1	(1)	(4)
Sundry, net	(3)	(2)	(2)
Total at SoCalGas	12	7	2
Additional at PE:
Sundry, net	―	(3)	―
Total at PE	$12	$4	$2
(1)	Represents investment gains (losses) on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
(2)	Related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.
(3)	The losses for the year ended December 31, 2008 were largely offset by Mexican tax benefits arising from fluctuations in the U.S. dollar/Mexican peso exchange rate and inflation rate.
(4)	The year ended December 31, 2010 includes proceeds from a legal settlement of $48 million, as we discuss in Note 4. The year ended December 31, 2008 includes a $16 million cash payment received for the early termination of a capacity agreement for the Cameron LNG receipt terminal.

NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
New Accounting Standards

NOTE 2. NEW ACCOUNTING STANDARDS

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, or disclosures.

SEMPRA ENERGY, SDG&E, PE AND SOCALGAS

Accounting Standards Update (ASU) 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" (ASU 2009-17): ASU 2009-17 amends Financial Accounting Standards Board (FASB) Interpretation No. 46(R), Consolidation of Variable Interest Entities – an interpretation of ARB No. 51 (FIN 46(R)), which provides consolidation guidance related to variable interest entities.

ASU 2009-17 amends FASB Accounting Standards Codification (ASC) Topic 810, Consolidation, and requires a qualitative approach for identifying the primary beneficiary of a variable interest entity based on (1) the power to direct activities that most significantly impact the economic performance of the entity, and (2) the obligation to absorb losses or right to receive benefits that could be significant to the entity;
  ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity; and

  separate disclosure by the primary beneficiary on the face of the balance sheet to identify (1) assets that can only be used to settle obligations of the variable interest entity, and (2) liabilities for which creditors do not have recourse to the primary beneficiary.

We adopted ASU 2009-17 on January 1, 2010 and it did not have a material effect on earnings, nor on presentation on the Consolidated Balance Sheets for Sempra Energy and SDG&E. We provide the required additional disclosure in Note 1. ASU 2009-17 did not impact PE's nor SoCalGas' consolidated financial statements.

ASU 2010-06, "Improving Disclosures About Fair Value Measurements" (ASU 2010-06): ASU 2010-06 amends ASC Topic 820, Fair Value Measurements and Disclosures, and requires the following additional fair value measurement disclosures:

  transfers into and out of Levels 1 and 2
  segregation of classes of assets and liabilities measured at fair value valuation techniques and inputs used for Level 2 and Level 3 instruments detailed activity for Level 3 instruments, including separate presentation of purchases, sales, issuances and settlements

We adopted ASU 2010-06 on January 1, 2010, and we provide the additional disclosure in Note 11.

RECENT INVESTMENT ACTIVITY	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Recent Investment Activity

NOTE 3. RECENT INVESTMENT ACTIVITY

Sempra Generation

We provide information about investment activity at Sempra Generation in Note 4.

Sempra Pipelines & Storage

We discuss Sempra Pipelines & Storage's investment in Rockies Express Pipeline LLC (Rockies Express) in Note 4.

Acquisition of Mexican Pipeline and Natural Gas Infrastructure

On April 30, 2010, Sempra Pipelines & Storage completed an acquisition resulting in the purchase of the Mexican pipeline and natural gas infrastructure assets of El Paso Corporation for  $307 million ( $292 million, net of cash acquired).

The acquisition consists of El Paso Corporation's wholly owned natural gas pipeline and compression assets in the Mexican border state of Sonora and its 50-percent interest in Gasoductos de Chihuahua, a joint venture with PEMEX, the Mexican state-owned oil company. The joint venture operates two natural gas pipelines and a propane system in northern Mexico. The acquisition expands our scale and geographic footprint in a strong growth region in Mexico. The pipeline assets are backed substantially by long-term contracts with a history of consistent revenue streams, allowing us to expand our natural gas infrastructure business in northern Mexico.

The following table summarizes the consideration paid in the acquisition and the recognized amounts of the assets acquired and liabilities assumed:

(Dollars in millions)	At April 30, 2010
Cash consideration (fair value of total consideration)	$307
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	15
Accounts receivable	4
Investment in equity method investee	256
Property, plant & equipment	25
Other liabilities	(11)
Total identifiable net assets	289
Goodwill(1)	$18

Acquisition-related costs (included in Other Operation and Maintenance expense in the Consolidated Statement of Operations for the year ended
December 31, 2010)	$1
(1)	The goodwill, which represents the residual of the consideration paid over the identifiable net assets, is assigned to the Sempra Pipelines & Storage segment and is attributed to the strategic value of the transaction. None of the goodwill recorded is deductible in Mexico for income tax purposes.

Included in our Consolidated Statement of Operations are revenues and earnings of  $6 million and  $21 million, respectively, for the period May 1, 2010 to December 31, 2010 related to the assets acquired from El Paso Corporation. Proforma impacts on revenues and earnings for Sempra Energy had the acquisition occurred on January 1, 2008 were: additional revenues of  $3 million and earnings of  $7 million in 2010; additional revenues of  $10 million and earnings of  $24 million for 2009; and additional revenues of  $11 million and earnings of  $27 million for 2008.

Acquisition of EnergySouth

In October 2008, Sempra Pipelines & Storage acquired EnergySouth, an energy services holding company based in Mobile, Alabama, for  $495 million in cash (net of cash acquired of  $16 million) and the assumption of debt. Principal holdings of EnergySouth include EnergySouth Midstream and Mobile Gas. As a natural gas distribution utility, Mobile Gas serves approximately 91,000 customers in southwest Alabama. In December 2008, EnergySouth Midstream changed its name to Sempra Midstream.

Sempra Midstream is the general partner and 91-percent owner of Bay Gas Storage Company (Bay Gas) and owned 60 percent of Mississippi Hub, LLC (Mississippi Hub) through December 31, 2008. On January 16, 2009, Sempra Midstream purchased the remaining 40-percent ownership interest of Mississippi Hub for  $94 million in cash.

The results of operations and changes in cash flows for EnergySouth are included in our Consolidated Statements of Operations and Statements of Consolidated Cash Flows from October 1, 2008.

Proforma impacts on revenues and earnings for Sempra Energy had the acquisition occurred on January 1, 2008 were additional revenues of  $113 million and earnings of  $6 million in 2008.

We provide further information in Note 1 regarding goodwill and other intangible assets acquired.

Sempra Commodities

On April 1, 2008, Sempra Energy and The Royal Bank of Scotland (RBS) completed the formation of RBS Sempra Commodities, a partnership to own and operate the commodities-marketing businesses previously operated through wholly owned subsidiaries of Sempra Energy. Our initial equity contribution to the partnership was  $1.6 billion. RBS made an initial equity contribution of  $1.665 billion and committed to provide any additional funding required for the ongoing operations of the partnership's businesses. As a result of the transaction, we received approximately  $1.2 billion in cash, net of our contribution and including cash withdrawn from the businesses in anticipation of the transaction. We recorded an after-tax gain of  $67 million on the transaction.

In 2010 and early 2011, Sempra Energy and RBS sold substantially all of the businesses and assets within the partnership.

We provide additional information concerning RBS Sempra Commodities and these transactions in Notes 4 and 5.

INVESTMENTS IN UNCONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Investments in Unconsolidated Entities

NOTE 4. INVESTMENTS IN UNCONSOLIDATED ENTITIES

We generally account for investments under the equity method when we have an ownership interest of 20 to 50 percent. In these cases, our pro rata shares of the subsidiaries' net assets are included in Other Investments and in Investment in RBS Sempra Commodities LLP on the Consolidated Balance Sheets. These investments are adjusted for our share of each investee's earnings or losses, dividends, and other comprehensive income or loss.

The carrying value of unconsolidated subsidiaries is evaluated for impairment under the GAAP provisions for equity method investments. We account for certain investments in housing partnerships made before May 19, 1995 under the cost method, whereby the costs were amortized over ten years based on the expected residual value.

We summarize our investment balances and earnings below:

EQUITY METHOD AND OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	Investment at December 31,
	2010	2009
Sempra Commodities:
Investment in RBS Sempra Commodities LLP	$787	$2,172
Other equity method investments:
Sempra Generation:
Fowler Ridge II Wind Farm	$72	$236
Cedar Creek II Wind Farm	113	―
Elk Hills Power	―	198
Sempra Pipelines & Storage:
Chilquinta Energía S.A.	432	373
Luz del Sur S.A.	216	206
Rockies Express	854	850
Gasoductos de Chihuahua	275	―
Housing partnerships	16	21
Total other equity method investments	1,978	1,884
Cost method investments - housing partnerships	12	12
Other(1)	174	255
Total	$2,164	$2,151
(1)	Other includes Sempra Pipelines & Storage’s investments in bonds, which include $57 million and $51 million in Chilquinta Energía S.A. bonds at December 31, 2010 and 2009, respectively (discussed below); $117 million and $75 million in industrial development bonds at Mississippi Hub at December 31, 2010 and 2009, respectively (discussed in Note 5); and $128 million in industrial development bonds at Liberty Gas Storage at December 31, 2009, which were redeemed in 2010.

EQUITY METHOD INVESTMENTS ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Earnings (losses) recorded before tax(1):
Sempra Commodities:
RBS Sempra Commodities LLP	$(314)	$463	$383

Sempra Generation:
Elk Hills Power	$(13)	$(3)	$8
Fowler Ridge II Wind Farm	1	1	―
Sempra Pipelines & Storage:
Rockies Express	43	50	43
All other:
Housing partnerships	(9)	(12)	(14)
	$22	$36	$37

Earnings (losses) recorded net of tax(2):
Sempra Pipelines & Storage:
Chilquinta Energía S.A.	$33	$23	$28
Luz del Sur S.A.	41	38	31
Sodigas Pampeana and Sodigas Sur	(44)	7	1
Gasoductos de Chihuahua	19	―	―
Sempra Commodities	―	―	3
	$49	$68	$63
(1)	Equity in earnings of unconsolidated subsidiaries that is recorded before income tax is reported in Equity Earnings (Losses) – RBS Sempra Commodities LLP and in Equity Earnings (Losses) – Other on the Consolidated Statements of Operations. Certain operations within RBS Sempra Commodities are recorded net of income taxes paid by the partnership.
(2)	Equity in earnings of unconsolidated subsidiaries that is recorded net of income tax is reported in Equity Earnings, Net of Income Tax, on the Consolidated Statements of Operations.

The undistributed earnings of equity method investments were  $570 million and  $692 million at December 31, 2010 and 2009, respectively.

Equity method goodwill related to our unconsolidated subsidiaries located in Mexico and South America is included in Other Investments on the Sempra Energy Consolidated Balance Sheets. These amounts, before foreign-currency translation adjustments, were  $317 million at December 31, 2010 and  $254 million at December 31, 2009. Including foreign-currency translation adjustments, these amounts were

   $333 million at December 31, 2010

   $253 million at December 31, 2009

Equity method goodwill of  $252 million related to our investment in RBS Sempra Commodities is included in Investment in RBS Sempra Commodities LLP on the Sempra Energy Consolidated Balance Sheet at December 31, 2009.

Descriptive information concerning our equity method investments by segment follows.

Sempra Generation

The 550-MW Elk Hills Power (Elk Hills) plant located near Bakersfield, California began commercial operations in July 2003. On December 31, 2010, Sempra Generation sold its 50-percent interest to Occidental Petroleum Corporation, Inc. for a cash purchase price plus year-end cash distribution totaling  $179 million. In connection with the sale, Sempra Generation recorded a  $10 million pretax loss that is included in Equity Earnings (Losses) — Other on the Consolidated Statement of Operations for the year ended December 31, 2010.

In November 2010, Sempra Generation invested  $209 million to become an equal partner with BP Wind Energy, a wholly owned subsidiary of BP p.l.c., in the development of the 250-MW Cedar Creek II Wind Farm (Cedar Creek II) project near New Raymer, Colorado. The project's entire power output has been sold under a 25-year power-purchase agreement and we expect the project to be available for commercial operations during the second quarter of 2011. Our investment in Cedar Creek II is accounted for as an equity method investment. Upon obtaining a construction loan in December 2010, the joint venture returned  $96 million of Sempra Generation's investment.

During 2009, Sempra Generation invested  $235 million to become an equal partner with BP Wind Energy in the development of the 200-MW Fowler Ridge II Wind Farm (Fowler Ridge II) project near Indianapolis, Indiana. The project became operational in December 2009. The project uses 133 wind turbines, each with the ability to generate 1.5 MW. The project's entire power output has been sold under four long-term contracts, each for 50 MW and 20-year terms. Our investment in Fowler Ridge II is accounted for as an equity method investment. In August 2010, Sempra Generation received a  $180 million return of capital from Fowler Ridge II. We discuss this further in Note 5.

Sempra Pipelines & Storage

Sempra Pipelines & Storage owns a 25-percent interest in Rockies Express, a partnership that operates a natural gas pipeline, the Rockies Express Pipeline (REX), that links producing areas in the Rocky Mountain region to the upper Midwest and the eastern United States. Kinder Morgan Energy Partners, L.P. (KMP) and ConocoPhillips (Conoco) own the remaining interests of 50 percent and 25 percent, respectively. We made investments in Rockies Express of  $65 million in 2010,  $625 million in 2009, and  $150 million in 2008. We provide additional information in Note 5.

Sempra Pipelines & Storage owns a 50-percent interest in Chilquinta Energía S.A., a Chilean electric utility, and a 38-percent interest in Luz del Sur S.A., a Peruvian electric utility. In January 2011, Sempra Pipelines & Storage agreed to acquire from AEI its interests in Chilquinta Energía S.A. and Luz del Sur S.A. We discuss this transaction in Note 19. In November 2009, Sempra Pipelines & Storage purchased  $50 million of 2.75-percent bonds issued by Chilquinta Energía S.A. that are adjusted for Chilean inflation. The bonds mature on October 30, 2014. The carrying value of the bonds after the effect of foreign currency translation was  $57 million and  $51 million at December 31, 2010 and 2009, respectively.

Sempra Pipelines & Storage owns a 50-percent interest in Gasoductos de Chihuahua, a joint venture with PEMEX, the Mexican state-owned oil company. The joint venture operates two natural gas pipelines and a propane system in northern Mexico. Sempra Pipelines & Storage acquired its investment in Gasoductos de Chihuahua as part of the purchase of Mexican pipeline and natural gas infrastructure assets that we discuss in Note 3.

Sempra Pipelines & Storage owns 43 percent of two Argentine natural gas utility holding companies, Sodigas Pampeana and Sodigas Sur. As a result of the devaluation of the Argentine peso at the end of 2001 and subsequent changes in the value of the peso, Sempra Pipelines & Storage has reduced the carrying value of its investment by a cumulative total of  $270 million as of December 31, 2010. These noncash adjustments, based on fluctuations in the value of the Argentine peso, did not affect earnings, but were recorded in Comprehensive Income and Accumulated Other Comprehensive Income (Loss). The Argentine economic decline and government responses (including Argentina's unilateral, retroactive abrogation of utility agreements early in 2002) continue to adversely affect the operations of these Argentine utilities. In 2002, Sempra Pipelines & Storage initiated arbitration proceedings at the International Center for the Settlement of Investment Disputes (ICSID) under the 1994 Bilateral Investment Treaty between the United States and Argentina for recovery of the diminution of the value of its investments that has resulted from Argentine governmental actions. In September 2007, the tribunal awarded us compensation of  $172 million, which included interest up to the award date. In January 2008, Argentina filed an action at the ICSID seeking to annul the award. In June 2010, the Annulment Committee granted Argentina's petition for annulment of the award. This action did not impact our earnings, as we did not record the original award pending assurance of collectability. On November 3, 2010, Sempra Pipelines & Storage resubmitted arbitration proceedings against Argentina before the ICSID on the same and similar grounds as the 2002 filing.

In a separate but related proceeding related to our political risk insurance policy, we negotiated a  $48 million settlement that was collected in September 2010. The proceeds from the settlement are reported in Other Income (Expense), Net, on the Consolidated Statement of Operations for the year ended December 31, 2010.

In December 2006, we decided to sell our Argentine investments, and we continue to actively pursue their sale. We adjusted our investments to estimated fair value and recorded a noncash impairment charge to 2006 earnings of  $221 million. In September 2010, we concluded that, although the ICSID claim had been annulled as discussed above, rate increases sought in Argentina would continue to be delayed. We believe this continued uncertainty has impacted the fair value of our net investment in the two Argentine companies, and recorded a noncash impairment charge of  $24 million in the third quarter. The Sodigas Pampeana and Sodigas Sur fair value was significantly impacted by unobservable inputs (i.e., Level 3 inputs) as defined by the accounting guidance for fair value measurements, which we discuss in Note 11. The inputs included discount rates and estimated future cash flows. Such cash flows considered the value of those businesses with positive cash flows, the value of the non-operating assets, and the probability-weighted value of anticipated rate increases, considering both the timing and magnitude of such increases. In the fourth quarter of 2010, based on our continuing intention to sell the investments and recent comparable transactions in the Argentine energy market, we recorded an additional noncash impairment charge of  $20 million. Also in the fourth quarter, we recorded an income tax benefit of  $15 million related to the impairment charges. These pretax adjustments to fair value are reported in Equity Earnings (Losses), Net of Income Tax, while the related tax benefit is reported in Income Tax Expense on the Consolidated Statement of Operations for the year ended December 31, 2010.

The following table shows summarized financial information for Sodigas Pampeana and Sodigas Sur:

SODIGAS PAMPEANA AND SODIGAS SUR — SUMMARIZED FINANCIAL INFORMATION
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Gross revenues	$263	$241	$232
Gross profit	118	100	110
Income from operations	6	30	12
Gain on sale of assets	1	1	1
Net income (loss)	(2)	20	4

		At December 31,
		2010	2009
Current assets		$71	$75
Noncurrent assets		276	294
Current liabilities		158	169
Noncurrent liabilities		25	26

Sempra Commodities

RBS Sempra Commodities is a United Kingdom limited liability partnership formed in 2008 to own and operate the commodities-marketing businesses previously operated through wholly owned subsidiaries of Sempra Energy, as we discuss in Note 3. We account for our investment in RBS Sempra Commodities under the equity method. Our share of partnership earnings is reported in the Sempra Commodities segment. Prior to September 1, 2010, subject to certain limited exceptions, partnership pretax income was allocated each year as follows:

  First, we received a preferred 15-percent return on our adjusted equity capital.
  Next, RBS received a preferred 15-percent return on any capital in excess of capital attributable to us that was required by the U.K. Financial Services Authority to be maintained by RBS in respect of the operations of the partnership.
  Next, we received 70 percent of the next  $500 million in pretax income; RBS received the remaining 30 percent.
  Then, we received 30 percent and RBS received 70 percent of any remaining pretax income.

  Any losses of the partnership were shared equally between us and RBS.

Subsequent to September 1, 2010, partnership pretax income or loss is allocated equally between us and RBS.

Excluding the impairment charge discussed below, for the years ended December 31, 2010, and 2009, we recorded pretax equity earnings of  $15 million and  $463 million, respectively, from RBS Sempra Commodities. The partnership income that is distributable to us on an annual basis is computed on the partnership's basis of accounting, International Financial Reporting Standards (IFRS), as adopted by the European Union. For the years ended December 31, 2010, and 2009 our share of distributable income, on an IFRS basis, was  $53 million and  $300 million, respectively. In the second quarter of 2010, we received the remaining distribution of 2009 partnership income of  $198 million. In 2009 and 2008, we received cash distributions from the partnership of  $407 million and  $85 million, respectively.

In November 2009, our partner in the joint venture, RBS, announced its intention to divest its interest in RBS Sempra Commodities in connection with a directive from the European Commission to dispose of certain assets. In February 2010, Sempra Energy, RBS and the partnership entered into an agreement with J.P. Morgan Ventures Energy Corporation (J.P. Morgan Ventures), a unit of J.P. Morgan Chase & Co. (JP Morgan), for J.P. Morgan Ventures to purchase the global metals and oil businesses and the European natural gas and power business from the joint venture. This transaction was completed on July 1, 2010, and we received our share of the proceeds in the third quarter of 2010. The purchase price was  $1.6 billion, and our share of the proceeds was approximately  $1 billion, including distributions of 2009 partnership income attributable to the businesses sold, which were  $134 million of the  $198 million in distributions we received in April 2010.

This sale to J.P. Morgan Ventures did not include RBS Sempra Commodities' North American power and natural gas trading businesses and its retail energy solutions business. In September 2010, Noble Group Ltd. (Noble Group) agreed to acquire the U.S. retail commodity marketing business of the RBS Sempra Commodities joint venture for  $318 million in cash, plus assumption of all debt, and the transaction closed on November 1, 2010. In October 2010, J.P. Morgan Ventures agreed to purchase most of the remaining assets of RBS Sempra Commodities. The assets sold included the joint venture's wholesale natural gas and power trading agreements, as well as over-the-counter and exchange-traded transactions, with counterparties across North America. The counterparties include natural gas producers, pipeline and storage providers, power plants, regasification facilities, utilities and municipal customers. This transaction closed on December 1, 2010 and essentially completed the divestiture of the joint venture's principal businesses and assets. In February 2011, the partnership's remaining trading systems and certain residual assets were sold to Société Générale.

We expect our share of the proceeds from the sales of all of the partnership businesses and related cash distributions to total  $1.8 billion to  $1.9 billion. This includes approximately  $1.3 billion from the completed transactions, plus  $500 million to  $600 million consisting primarily of cash and accounts receivable, as well as net margin that is expected to be collected as customers are transferred to JP Morgan. The transfer of all accounts to JP Morgan will be done as promptly as practicable in 2011.

Projected cash distributions from RBS Sempra Commodities are net of expected transition costs and are not expected to fully recover the goodwill included in the carrying value of our investment in the partnership. Accordingly, we recorded a pretax noncash charge of  $305 million ( $139 million after-tax) in third quarter of 2010 to reduce our investment in RBS Sempra Commodities. This charge is included in Equity Earnings (Losses) from RBS Sempra Commodities LLP on the Consolidated Statements of Operations. The fair value of our investment in RBS Sempra Commodities was significantly impacted by unobservable inputs (i.e., Level 3 inputs) as defined by the accounting guidance for fair value measurements, which we discuss in Note 11. The inputs included estimated future cash distributions expected from the partnership, excluding the impact of costs anticipated for transactions that had not closed as of September 30, 2010. We recognized these costs during the fourth quarter of 2010. The investment balance of  $787 million at December 31, 2010 reflects our portion of the partnership's earnings, distributions received from the partnership, and the noncash charge that we recorded in the third quarter of 2010 to bring the investment to fair value.

We provide information regarding the Sempra Commodities segment in Note 17.

The following table shows summarized financial information for RBS Sempra Commodities (on a GAAP basis):

RBS SEMPRA COMMODITIES-SUMMARIZED FINANCIAL INFORMATION
(Dollars in millions)
	Years ended December 31,		Nine months ended December 31,
	2010	2009	2008
Gross revenues and fee income	$1,028	$2,179	$2,051
Gross profit	553	1,461	1,370
Partnership net (loss) income	(169)	639	592

	At December 31,
	2010	2009
Current assets	$4,522	$7,272
Noncurrent assets	27	521
Current liabilities	2,898	4,074
Members' capital	1,651	3,719

Sempra Financial

Prior to June 2006, Sempra Financial invested as a limited partner in affordable-housing properties. Sempra Financial's portfolio included 1,300 properties throughout the United States that provided income tax benefits (primarily from income tax credits). In June 2006, Sempra Financial effectively sold the majority of its interests in affordable-housing projects to an unrelated party subject to certain guarantees. Because of the guarantees, the transaction was recorded as a financing transaction rather than as a sale, and we continue to consolidate the investments in the housing partnerships. The transaction almost completely eliminated the income tax benefits from the investments.

Other Equity Method Information

We present aggregated information below for:

  Chilquinta Energía S.A.
  Luz del Sur S.A.
  Gasoductos de Chihuahua
  Elk Hills Power
  Fowler Ridge II
  Cedar Creek II
  Rockies Express
  Sempra Commodities' investments (prior to the formation of RBS Sempra Commodities)

  Sempra Energy's housing partnerships (accounted for under the equity method)

OTHER EQUITY METHOD INFORMATION
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Gross revenues	$1,566	$1,192	$1,852
Gross profit	611	429	487
Income from operations	326	194	234
Gain (loss) on sale of assets	1	―	(46)
Net income	258	173	171

		At December 31,
		2010	2009
Current assets		$1,301	$1,056
Noncurrent assets		3,987	3,395
Current liabilities		346	405
Noncurrent liabilities		1,433	625

DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Debt and Credit Facilities

NOTE 5. DEBT AND CREDIT FACILITIES

Committed Lines of Credit

At December 31, 2010, Sempra Energy Consolidated had  $3.8 billion in committed lines of credit to provide liquidity and to support commercial paper and variable-rate demand notes, the major components of which we detail below. Available unused credit on these lines at December 31, 2010 was  $2.6 billion. The current credit agreements, entered into in October 2010 to replace our previous principal credit agreements expiring in 2011, have a longer term and, in light of our exit from the commodities joint venture which we discuss in Note 4, a lower credit commitment by  $500 million (at Sempra Global).

Sempra Energy

Sempra Energy has a  $1 billion, four-year syndicated revolving credit agreement expiring in October 2014. Citibank, N.A. serves as administrative agent for the syndicate of 23 lenders. No single lender has greater than a 7-percent share.

Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. The actual ratio at December 31, 2010, calculated as defined in the agreement, was 49.1 percent. The facility also provides for issuance of up to  $400 million of letters of credit on behalf of Sempra Energy with the amount of borrowings otherwise available under the facility reduced by the amount of outstanding letters of credit.

At December 31, 2010, Sempra Energy had no outstanding borrowings supported by the facility.

Sempra Global

Sempra Global has a  $2 billion, four-year syndicated revolving credit agreement expiring in October 2014. Citibank, N.A. serves as administrative agent for the syndicate of 23 lenders. No single lender has greater than a 7-percent share.

Sempra Energy guarantees Sempra Global's obligations under the credit facility. Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter.

At December 31, 2010, Sempra Global had  $32 million of variable-rate demand notes and  $958 million of commercial paper outstanding supported by the facility. At December 31, 2010,  $800 million of the commercial paper outstanding has been reclassified to long-term debt based on management's intent and ability to maintain this level of borrowing on a long-term basis either supported by this credit facility or by issuing long-term debt. This reclassification had no impact on cash flows.

Sempra Utilities

SDG&E and SoCalGas have a combined  $800 million, four-year syndicated revolving credit agreement expiring in October 2014. JPMorgan Chase Bank serves as administrative agent for the syndicate of 22 lenders. No single lender has greater than a 7-percent share. The agreement permits each utility to individually borrow up to  $600 million, subject to a combined limit of  $800 million for both utilities. It also provides for the issuance of letters of credit on behalf of each utility subject to a combined letter of credit commitment of  $200 million for both utilities. The amount of borrowings otherwise available under the facility is reduced by the amount of outstanding letters of credit.

Borrowings under the facility bear interest at benchmark rates plus a margin that varies with market index rates and the borrowing utility's credit ratings. The agreement requires each utility to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. The actual ratios for SDG&E and SoCalGas at December 31, 2010, calculated as defined in the agreement, were 48.5 percent and 44.7 percent, respectively.

Each utility's obligations under the agreement are individual obligations, and a default by one utility would not constitute a default by the other utility or preclude borrowings by, or the issuance of letters of credit on behalf of, the other utility.

At December 31, 2010, SDG&E and SoCalGas had no outstanding borrowings and SDG&E had  $237 million variable-rate demand notes outstanding supported by the facility. Available unused credit on the lines at December 31, 2010 was  $363 million at SDG&E and  $563 million at SoCalGas; SoCalGas' availability reflects the impact of SDG&E's use of the combined credit available on the line.

Guarantees

RBS Sempra Commodities

As we discuss in Note 4, in 2010 and early 2011, Sempra Energy, RBS and RBS Sempra Commodities sold substantially all of the businesses and assets within the partnership in four separate transactions. In connection with each of these transactions, the buyers are, subject to certain qualifications, obligated to replace any guarantees that we have issued in connection with the applicable businesses sold with guarantees of their own. During the process of replacing the guarantees, they are obligated to indemnify us in accordance with the applicable transaction documents for any claims or losses in connection with the guarantees that we issued in connection with the businesses sold. With respect to the transaction with Noble Group, for those guarantees that Noble Group is not able to replace, we have agreed to allow Noble Group to continue trading under such guarantees until June 1, 2011.

We have indemnified the partnership for certain litigation and tax liabilities related to the businesses purchased by the partnership. We recorded these obligations at a fair value of  $5 million on April 1, 2008, the date we formed the partnership. This liability was amortized over its expected life.

RBS is obligated to provide RBS Sempra Commodities with all working-capital requirements and credit support. However, as a transitional measure, we continue to provide back-up guarantees for a portion of RBS Sempra Commodities' trading obligations. Some of these back-up guarantees may continue for a prolonged period of time. RBS has fully indemnified us for any claims or losses in connection with these arrangements.

RBS Sempra Commodities' net trading liabilities supported by Sempra Energy's guarantees at December 31, 2010 were  $462 million, consisting of guaranteed trading obligations net of collateral. The amount of guaranteed net trading liabilities varies from day to day with the value of the trading obligations and related collateral.

Other Guarantees

As discussed in Note 4, Sempra Energy, Conoco and KMP currently hold 25-percent, 25-percent and 50-percent ownership interests, respectively, in Rockies Express. Rockies Express operates a natural gas pipeline linking natural gas producing areas in the Rocky Mountain region to the upper Midwest and the eastern United States. In April 2010, Rockies Express'  $2 billion, five-year revolving credit facility expiring in May 2011, which was guaranteed by Sempra Energy, Conoco and KMP in proportion to their respective ownership percentages, was reduced to  $200 million, and Sempra Energy, Conoco and KMP were released from their guarantor obligations. Long-term debt of  $1.7 billion issued in March 2010 was used to pay down the credit facility; this new debt is not guaranteed by the partners.

Sempra Generation and BP Wind Energy currently hold 50-percent ownership interests in Fowler Ridge II. In August 2010, Fowler Ridge II obtained a  $348 million term loan expiring in August 2022. The proceeds were used to return  $180 million of each owner's investment in the joint venture. The loan agreement requires Sempra Generation and BP Wind Energy to return cash to the project in the event that the project does not meet certain cash flow criteria or in the event that the project's debt service and operation and maintenance reserve accounts are not maintained at specific thresholds. Sempra Generation recorded a liability of  $9 million for the fair value of its obligation associated with the cash flow requirements, which constitutes a guarantee. This liability is being amortized over its expected life. The outstanding loan is not guaranteed by the partners.

Weighted Average Interest Rates

The weighted average interest rates on the total short-term debt outstanding at Sempra Energy were 0.46 percent and 0.79 percent at December 31, 2010 and December 31, 2009, respectively. The weighted average interest rate at December 31, 2010 includes commercial paper borrowings classified as long-term. The short-term debt outstanding at SDG&E at December 31, 2009 was a non-interest bearing loan at Orange Grove.

Long-Term Debt

The following tables show the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2010	2009
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$14	$14
5.3% November 15, 2015	250	250
Variable rate (0.33% at December 31, 2010) July 1, 2018(1)	161	161
5.85% June 1, 2021(1)	60	60
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
6% June 1, 2039	300	300
Variable rate (0.32% at December 31, 2010) May 1, 2039(1)	75	75
5.35% May 15, 2040	250	―
4.5% August 15, 2040	500	―
	2,686	1,936
Other long-term debt (unsecured unless otherwise noted):
5.9% June 1, 2014	130	130
5.3% July 1, 2021(1)	39	39
5.5% December 1, 2021(1)	60	60
4.9% March 1, 2023(1)	25	25
OMEC LLC loan at variable rates (5.2925% at December 31, 2010)
payable 2011 through April 2019 (secured by project assets)	365	375
Orange Grove Energy L.P. project financing	―	87
Capital lease obligations:
Purchased-power agreements	182	―
Other	20	20
	821	736
	3,507	2,672
Current portion of long-term debt	(19)	(45)
Unamortized discount on long-term debt	(9)	(4)
Total SDG&E	3,479	2,623

SoCalGas
First mortgage bonds:
4.375% January 15, 2011	100	100
Variable rates after fixed-to-floating rate swaps (0.26% at December 31, 2010)
January 15, 2011	150	150
4.8% October 1, 2012	250	250
5.5% March 15, 2014	250	250
5.45% April 15, 2018	250	250
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	―
	1,550	1,250
Other long-term debt (unsecured):
4.75% May 14, 2016(1)	8	8
5.67% January 18, 2028	5	5
Capital lease obligations	19	26
Market value adjustments for interest rate swap, net (expires January 18, 2011)	3	7
	35	46
	1,585	1,296
Current portion of long-term debt	(262)	(11)
Unamortized discount on long-term debt	(3)	(2)
Total SoCalGas	1,320	1,283

LONG-TERM DEBT (Continued)
(Dollars in millions)
	December 31,
	2010	2009
Other Sempra Energy
First mortgage bonds:
6.9% payable 2011 through 2017	7	8
8.75% payable 2011 through 2022	8	8
7.48% payable 2011 through 2023	5	6
	20	22
Other long-term debt (unsecured unless otherwise noted):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.46% weighted average at December 31, 2010)	800	―
6.5% Notes June 1, 2016	750	750
6% Notes October 15, 2039	750	750
9.8% Notes February 15, 2019	500	500
6.15% Notes June 15, 2018	500	500
6% Notes February 1, 2013	400	400
Notes at variable rates after fixed-to-floating swap March 1, 2010	―	300
8.9% Notes November 15, 2013	250	250
7.95% Notes March 1, 2010	―	200
6.3% Notes December 31, 2021(1)	―	128
4.5% Notes July 1, 2024, secured(1)	117	75
Employee Stock Ownership Plan
Bonds at 5.781% (fixed rate to July 1, 2010) November 1, 2014(1)	―	50
Bonds at variable rates payable on demand (0.63% at December 31, 2010)
November 1, 2014(1)	32	7
Notes at 2.87% to 5.05% payable 2011 through 2013(1)	52	50
Industrial development bonds at variable rates (4.00% at December 31, 2010)
August 1, 2037, secured(1)	55	55
8.45% Notes payable 2011 through 2017, secured	32	36
Other debt	1	2
Market value adjustments for interest rate swap, net (expired March 1, 2010)	―	7
	4,239	4,060
	4,259	4,082
Current portion of long-term debt	(68)	(517)
Unamortized discount on long-term debt	(10)	(11)
Total other Sempra Energy	4,181	3,554
Total Sempra Energy Consolidated	$8,980	$7,460
(1)	Callable long-term debt.

MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
2011	$10	$250	$68	$328
2012	10	250	13	273
2013	10	―	673	683
2014	140	250	7	397
2015	274	―	7	281
Thereafter	2,861	813	3,491	7,165
Total	$3,305	$1,563	$4,259	$9,127
(1)	Excludes capital lease obligations and market value adjustments for interest rate swaps.

Various long-term obligations totaling  $4.3 billion at Sempra Energy at December 31, 2010 are unsecured. This includes unsecured long-term obligations totaling  $254 million at SDG&E and  $13 million at SoCalGas.

callable long-term debt

At the option of Sempra Energy, SDG&E and SoCalGas, certain debt is callable subject to premiums at various dates:

CALLABLE LONG-TERM DEBT
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2011	$221	$	―	$256	$477
2013	45		―	―	45
2014	124		―	―	124
2015	105		―	―	105
after 2015	251		8	―	259
Total	$746		$8	$256	$1,010
Callable bonds subject to make-whole provisions	$2,050		$1,550	$3,202	$6,802

In addition, the OMEC LLC project financing loan, discussed in Note 1, with  $365 million of borrowings at December 31, 2010, may be prepaid at the borrowers' option.

First Mortgage Bonds

The Sempra Utilities issue first mortgage bonds which are secured by a lien on utility plant. The Sempra Utilities may issue additional first mortgage bonds upon compliance with the provisions of their bond agreements (indentures). These indentures require, among other things, the satisfaction of pro forma earnings-coverage tests on first mortgage bond interest and the availability of sufficient mortgaged property to support the additional bonds, after giving effect to prior bond redemptions. The most restrictive of these tests (the property test) would permit the issuance, subject to CPUC authorization, of an additional  $2.8 billion of first mortgage bonds at SDG&E and  $390 million at SoCalGas at December 31, 2010.

In May 2010, SDG&E publicly offered and sold  $250 million of 5.35-percent first mortgage bonds, maturing in 2040. In August 2010, SDG&E publicly offered and sold  $500 million of 4.50-percent first mortgage bonds, maturing in 2040.

In November 2010, SoCalGas publicly offered and sold  $300 million of 5.125-percent first mortgage bonds, maturing in 2040.

Industrial development bonds

SDG&E

During 2008, Sempra Energy purchased  $413 million of industrial development bonds, net of sales and purchases with SDG&E as the cash flow needs of each entity changed. SDG&E purchased  $488 million of the bonds during 2008, and sold  $228 million to Sempra Energy during 2008. The bonds were initially issued as insured, auction-rate securities, the proceeds of which were loaned to SDG&E, and are repaid with payments on SDG&E first mortgage bonds that have terms corresponding to those of the industrial development bonds that they secure.

In December 2008, SDG&E remarketed  $237 million of these industrial development bonds. These included  $75 million remarketed at an initial daily floating rate of 0.65 percent (maturing in 2039), and  $161 million initially remarketed for a three-month term at a rate of 1.00 percent (maturing in 2018). Beginning in March 2009, the interest rate on the  $161 million series is reset on a weekly basis.

In June 2009, SDG&E remarketed the remaining  $176 million of these bonds at a fixed rate of 5.875 percent, maturing in 2034. Prior to SDG&E's remarketing of the remaining bonds in 2009, SDG&E purchased  $152 million of the bonds from Sempra Energy.

Sempra Pipelines & Storage

To secure an approved exemption from sales and use tax, Sempra Pipelines & Storage has incurred through December 31, 2010,  $117 million ( $42 million and  $75 million in 2010 and 2009, respectively) out of a maximum available  $265 million of long-term debt related to the construction and equipping of its Mississippi Hub Gas Storage facility. The debt is payable to the Mississippi Business Finance Corporation (MBFC), and we recorded bonds receivable from the MBFC for the same amount. Both the financing obligation and the bonds receivable have interest rates of 4.5 percent and are due on July 1, 2024.

In 2006, in order to reduce its property tax, Sempra Pipelines & Storage incurred  $128 million of long-term debt, payable to the Calcasieu Parish Industrial Development Board, related to the development of its Liberty Gas Storage facility in Calcasieu Parish, Louisiana. Related to the debt, we recorded bonds receivable from the Industrial Development Board for the same amount. During 2010, both the financing obligation and the bonds receivable were redeemed.

Debt of Employee Stock Ownership Plan (ESOP) and Trust (Trust)

The ESOP covers substantially all Sempra Energy employees, including those of SDG&E and SoCalGas. The Trust is used to fund part of the retirement savings plan described in Note 8. The notes of the ESOP are payable by the Trust and mature in 2014. Because the bonds outstanding at December 31, 2010 are payable on demand, we have classified them as short-term.

As of July 2010,  $32 million of these notes are being repriced weekly through maturity. ESOP debt was paid down by a total of  $51 million during the last three years when 983,606 shares of Sempra Energy common stock were released from the Trust in order to fund employer contributions to the Sempra Energy savings plan trust. Interest on the ESOP debt amounted to  $2 million in 2010,  $3 million in 2009 and  $4 million in 2008. Dividends used for debt service amounted to  $1 million in 2010, and  $2 million in each of 2009 and 2008.

Interest Rate Swaps

We discuss our fair value interest rate swaps and interest rate swaps to hedge cash flows in Note 10.

FACILITIES UNDER JOINT OWNERSHIP	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Facilities Under Joint Ownership

NOTE 6. FACILITIES UNDER JOINT OWNERSHIP

San Onofre Nuclear Generating Station (SONGS) and the Southwest Powerlink transmission line are owned jointly by SDG&E with other utilities. SDG&E's interests at December 31, 2010 were as follows:

		Southwest
(Dollars in millions)	SONGS	Powerlink
Percentage ownership	20%	91%
Utility plant in service	$212	$321
Accumulated depreciation and amortization	38	187
Construction work in progress	177	18

SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for financing its share of each project and participates in decisions concerning operations and capital expenditures.

SDG&E's share of operating expenses is included in Sempra Energy's and SDG&E's Consolidated Statements of Operations.

SONGS Decommissioning

Objectives, work scope, and procedures for the dismantling and decontamination of SONGS' three units must meet the requirements of the Nuclear Regulatory Commission (NRC), the Environmental Protection Agency (EPA), the U.S. Department of the Navy (the land owner), the CPUC and other regulatory bodies.

SDG&E's asset retirement obligation related to decommissioning costs for the SONGS units was  $492 million at December 31, 2010. That amount includes the cost to decommission Units 2 and 3, and the remaining cost to complete the decommissioning of Unit 1, which is substantially complete. Southern California Edison (Edison), the operator of SONGS, updates decommissioning cost studies every three years. Rate recovery of decommissioning costs is allowed until the time that the costs are fully recovered and is subject to adjustment every three years based on the costs allowed by regulators. Collections are authorized to continue until 2022. The most recent cost study was approved by the CPUC in July 2010. SDG&E's share of decommissioning costs under the approved study is approximately  $768 million.

Unit 1 was permanently shut down in 1992, and physical decommissioning began in January 2000. Most structures, foundations and large components have been dismantled, removed and disposed of. Spent nuclear fuel has been removed from the Unit 1 Spent Fuel Pool and stored on-site in an independent spent fuel storage installation (ISFSI) licensed by the NRC. The decommissioning of Unit 1 remaining structures (subsurface and intake/discharge) will take place when Units 2 and 3 are decommissioned. The ISFSI will be decommissioned after a permanent storage facility becomes available and the U.S. Department of Energy (DOE) removes the spent fuel from the site. The Unit 1 reactor vessel is expected to remain on site until Units 2 and 3 are decommissioned.

The amounts collected in rates for SONGS' decommissioning are invested in externally managed trust funds. Amounts held by the trusts are invested in accordance with CPUC regulations. These trusts are shown on the Sempra Energy and SDG&E Consolidated Balance Sheets at fair value with the offsetting credits recorded in Regulatory Liabilities Arising from Removal Obligations.

The following table shows the fair values and gross unrealized gains and losses for the securities held in the trust funds.

NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
As of December 31, 2010:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$162	$14	$(2)	$174
Municipal bonds(2)	101	2	(3)	100
Other securities(3)	22	3	―	25
Total debt securities	285	19	(5)	299
Equity securities	219	242	(1)	460
Cash and cash equivalents	10	―	―	10
Total	$514	$261	$(6)	$769

As of December 31, 2009:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$141	$12	$(3)	$150
Municipal bonds	85	3	(3)	85
Other securities	12	1	―	13
Total debt securities	238	16	(6)	248
Equity securities	238	188	(5)	421
Cash and cash equivalents	9	―	―	9
Total	$485	$204	$(11)	$678
(1) Maturity dates are 2011-2040.
(2) Maturity dates are 2012-2057.
(3) Maturity dates are 2011-2049.

The following table shows the proceeds from sales of securities in the trusts and gross realized gains and losses on those sales.

SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Proceeds from sales	$351	$224	$458
Gross realized gains	11	6	18
Gross realized losses	(11)	(33)	(40)

Net unrealized gains (losses) are included in Regulatory Liabilities Arising from Removal Obligations on the Consolidated Balance Sheets. We determine the cost of securities in the trusts on the basis of specific identification.

Customer contribution amounts are determined by the CPUC using estimates of after-tax investment returns, decommissioning costs, and decommissioning cost escalation rates. Changes in investment returns and decommissioning costs may result in a change in future customer contributions.

We discuss the impact of asset retirement obligations in Note 1. We provide additional information about SONGS in Notes 14 and 16.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

NOTE 7. INCOME TAXES

Reconciliation of net U.S. statutory federal income tax rates to the effective income tax rates are as follows:

RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	6	3	3
State income taxes, net of federal income tax benefit	―	3	3
Tax credits	(7)	(1)	(1)
Allowance for equity funds used during construction	(3)	(1)	(1)
Non-U.S. earnings taxed at lower statutory income tax rates	(12)	(5)	(2)
Adjustments to prior years' tax issues	(3)	(2)	(2)
Utility repair allowance	(2)	(1)	(1)
Self-developed software expenditures	(5)	(3)	(2)
Mexican foreign exchange and inflation effects	2	1	(3)
Variable interest entities	1	(1)	1
Noncontrolling interests	―	1	―
Impact of change in income tax law	2	―	―
Impact of impairment on an equity method investment	(2)	―	―
Other, net	1	―	―
Effective income tax rate	13%	29%	30%
SDG&E
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	5	4	4
State income taxes, net of federal income tax benefit	4	4	5
Allowance for equity funds used during construction	(3)	(2)	(2)
Adjustments to prior years' tax issues	(3)	(1)	(3)
Utility repair allowance	(2)	(1)	(2)
Self-developed software expenditures	(2)	(2)	(3)
Variable interest entities	1	(2)	4
Impact of change in income tax law	1	―	―
Other, net	(3)	(3)	(2)
Effective income tax rate	33%	32%	36%
PE
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	5	6	5
State income taxes, net of federal income tax benefit	4	4	4
Self-developed software expenditures	(6)	(6)	(3)
Impact of change in income tax law	3	―	―
Other, net	(3)	(4)	(5)
Effective income tax rate	38%	35%	36%
SoCalGas
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	5	6	6
State income taxes, net of federal income tax benefit	4	4	4
Self-developed software expenditures	(6)	(6)	(3)
Impact of change in income tax law	3	―	―
Other, net	(3)	(5)	(6)
Effective income tax rate	38%	34%	36%

The geographic components of Income Before Income Taxes and Equity Earnings of Certain Unconsolidated Subsidiaries at Sempra Energy are as follows:

	Years ended December 31,
(Dollars in millions)	2010	2009	2008
U.S.	$447	$1,007	$1,199
Non-U.S.	339	469	244
Total	$786	$1,476	$1,443

The components of income tax expense are as follows:

INCOME TAX EXPENSE
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated
Current:
U.S. Federal	$27	$39	$(10)
U.S. State	(3)	40	28
Non-U.S.	30	48	96
Total	54	127	114
Deferred:
U.S. Federal	(11)	216	359
U.S. State	36	24	29
Non-U.S.	27	58	(59)
Total	52	298	329
Deferred investment tax credits	(4)	(3)	(5)
Total income tax expense	$102	$422	$438
SDG&E
Current:
U.S. Federal	$69	$70	$25
U.S. State	52	34	23
Total	121	104	48
Deferred:
U.S. Federal	75	75	107
U.S. State	(21)	(2)	8
Total	54	73	115
Deferred investment tax credits	(2)	―	(2)
Total income tax expense	$173	$177	$161
PE
Current:
U.S. Federal	$38	$52	$28
U.S. State	25	21	21
Total	63	73	49
Deferred:
U.S. Federal	112	68	89
U.S. State	3	7	6
Total	115	75	95
Deferred investment tax credits	(3)	(3)	(3)
Total income tax expense	$175	$145	$141
SoCalGas
Current:
U.S. Federal	$43	$52	$31
U.S. State	26	22	22
Total	69	74	53
Deferred:
U.S. Federal	108	67	85
U.S. State	2	6	5
Total	110	73	90
Deferred investment tax credits	(3)	(3)	(3)
Total income tax expense	$176	$144	$140

We show the components of deferred income taxes at December 31 for Sempra Energy, SDG&E, PE and SoCalGas in the tables below:

DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2010	2009
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$1,965	$1,528
Regulatory balancing accounts	535	501
Unrealized revenue	23	25
Loss on reacquired debt	15	18
Property taxes	38	34
Difference in financial and tax bases of partnership interests	―	85
Other	72	61
Total deferred income tax liabilities	2,648	2,252
Deferred income tax assets:
Investment tax credits	34	35
Equity losses	3	3
Net operating losses of separate state and foreign entities	40	21
Compensation-related items	158	177
Postretirement benefits	467	510
Difference in financial and tax bases of partnership interests	83	―
Other deferred assets	52	41
State income taxes	73	50
Bad debt allowance	10	7
Litigation and other accruals not yet deductible	304	129
Deferred income tax assets before valuation allowances	1,224	973
Less: valuation allowances	62	29
Total deferred income tax assets	1,162	944
Net deferred income tax liability	$1,486	$1,308
Our policy is to show deferred taxes of VIEs on a net basis, including valuation allowances. See table "Amounts Associated with Variable Interest Entities" in Note 1 for further information on VIEs.

DEFERRED INCOME TAXES FOR SDG&E, PE AND SOCALGAS
(Dollars in millions)
	SDG&E		PE		SoCalGas
	December 31,		December 31,		December 31,
	2010	2009	2010	2009	2010	2009
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$982	$737	$482	$360	$483	$363
Regulatory balancing accounts	230	190	316	322	316	322
Loss on reacquired debt	7	8	10	11	10	11
Property taxes	25	24	14	12	14	12
Other	17	16	―	―	(1)	―
Total deferred income tax liabilities	1,261	975	822	705	822	708
Deferred income tax assets:
Postretirement benefits	126	152	270	283	272	285
Investment tax credits	17	18	17	19	17	19
Compensation-related items	14	17	41	50	41	51
State income taxes	33	25	18	16	18	16
Litigation and other accruals not yet deductible	192	25	21	33	20	32
Hedging transaction	―	―	9	11	9	11
Other	7	5	14	15	10	8
Total deferred income tax assets	389	242	390	427	387	422
Net deferred income tax liability	$872	$733	$432	$278	$435	$286
Our policy is to show deferred taxes of VIEs on a net basis, including valuation allowances. See table "Amounts Associated with Variable Interest Entities" in Note 1 for further information on VIEs.

The net deferred income tax liabilities are recorded on the Consolidated Balance Sheets at December 31 as follows:

NET DEFERRED INCOME TAX LIABILITY
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		PE		SoCalGas
	2010	2009	2010	2009	2010	2009	2010	2009
Current (asset) liability	$(75)	$(10)	$(129)	$(41)	$16	$5	$17	$6
Noncurrent liability	1,561	1,318	1,001	774	416	273	418	280
Total	$1,486	$1,308	$872	$733	$432	$278	$435	$286

At December 31, 2010, Sempra Energy had established a valuation allowance against a portion of its total deferred income tax assets, as described above. A valuation allowance is recorded when, based on more-likely-than-not criteria, negative evidence outweighs positive evidence with regard to our ability to realize a deferred tax asset in the future. At both Sempra Energy and SDG&E, deferred income taxes for variable interest entities are shown on a net basis. Therefore, a valuation allowance of  $111 million related to variable interest entities is not reflected in the tables above. Of Sempra Energy's total valuation allowance of  $62 million,  $18 million is related to non-U.S. net operating losses,  $7 million to other future non-U.S. deductions,  $22 million to U.S. state and local net operating losses and  $15 million to other future U.S. state and local deductions. The total valuation allowance, excluding the amount related to variable interest entities, increased by  $33 million during 2010 when compared to 2009, primarily due to the increase in the valuation allowance established for U.S. state and local net operating losses and future U.S. state and local deductions. We believe that it is more likely than not that the remainder of the total deferred income tax asset is realizable.

At December 31, 2010, Sempra Energy's non-U.S. subsidiaries had  $45 million of unused net operating losses (NOLs) available to utilize in the future to reduce Sempra Energy's future non-U.S. income tax expense, which is in Denmark, Mexico, the Netherlands and Spain. The carry forward periods on our non-U.S. unused NOLs are as follows:  $15 million does not expire and  $30 million expires between 2011 and 2025. As of December 31, 2010, the Mexican subsidiaries have NOLs of  $121 million, of which  $119 million have been utilized on a consolidated level. These Mexican NOLs are subject to recapture between 2013 and 2015 if the Mexican subsidiary that generated them does not have sufficient taxable income itself to realize them within 5 years. These NOLs expire between 2013 and 2020. Sempra Energy's U.S. subsidiaries had  $271 million of unused U.S. state and local NOLs, primarily in Alabama, District of Columbia, Indiana, Louisiana and Minnesota. These U.S. state and local NOLs expire between 2011 and 2030. We have not recorded income tax benefits on a portion of Sempra's total NOLs because they were incurred in jurisdictions where we currently believe they will not be realized, as discussed above.

At December 31, 2010, Sempra Energy had not recognized a U.S. deferred income tax liability on  $1.9 billion of cumulative undistributed earnings of non-U.S. subsidiaries that we expect to reinvest indefinitely outside the U.S. These earnings have previously been reinvested or will be reinvested in active non-U.S. operations, thus we do not intend to use these earnings as a source of funding for U.S. operations. It is not practical to determine the amount of U.S. income taxes that might be payable if these earnings were eventually distributed. U.S. deferred income taxes will be recorded when it is determined that all, or a part, of these earnings are no longer intended to be reinvested indefinitely.

Following is a summary of unrecognized tax benefits at December 31:

SUMMARY OF UNRECOGNIZED TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E			PE/SoCalGas
	2010	2009	2008	2010	2009	2008	2010	2009	2008
Total	$97	$94	$104	$5	$14	$18	$8	$11		$19
Of the total, amounts related to tax
positions that, if recognized, in
future years, would:
decrease the effective tax rate	$(76)	$(76)	$(64)	$(5)	$(13)	$(17)	$(1)	$(1)	$	―
increase the effective tax rate	5	13	17	5	13	17	―	―		―

Following is a reconciliation of the changes in unrecognized tax benefits for the years ended December 31:

RECONCILIATION OF UNRECOGNIZED TAX BENEFITS
(Dollars in millions)
	2010	2009	2008
Sempra Energy Consolidated:
Balance as of January 1	$94	$104	$131
Increase in prior period tax positions	29	44	23
Decrease in prior period tax positions	(4)	(3)	(4)
Increase in current period tax positions	5	15	4
Decrease in current period tax positions	―	―	(5)
Settlements with taxing authorities	(9)	(54)	(38)
Expirations of statutes of limitations	(18)	(12)	(7)
Balance as of December 31	$97	$94	$104
SDG&E:
Balance as of January 1	$14	$18	$26
Increase in prior period tax positions	―	1	2
Decrease in prior period tax positions	(3)	―	―
Increase in current period tax positions	3	3	3
Decrease in current period tax positions	―	―	(1)
Settlements with taxing authorities	(9)	(8)	(12)
Balance as of December 31	$5	$14	$18
PE/SoCalGas:
Balance as of January 1	$11	$19	$40
Increase in prior period tax positions	5	1	―
Settlements with taxing authorities	―	(1)	(21)
Expirations of statutes of limitations	(8)	(8)	―
Balance as of December 31	$8	$11	$19

It is reasonably possible that within the next 12 months unrecognized tax benefits could decrease due to the following:

POSSIBLE DECREASES IN UNRECOGNIZED TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2010		2009		2008
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments		$(6)		$(7)		$(6)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		(35)		(24)		(17)
Impact of federal and state timing items affecting taxable income		―		―		(3)
		$(41)		$(31)		$(26)
SDG&E:	$	―	$	―	$	―
PE/SoCalGas:
Expiration of statutes of limitations on tax assessments		$(5)		$(6)		$(3)
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities		―		(1)		―
Impact of federal and state timing items affecting taxable income		―		―		(3)
		$(5)		$(7)		$(6)

Amounts accrued for interest expense and penalties associated with income taxes are included in income tax expense on the Consolidated Statements of Operations and in various income tax balances on the Consolidated Balance Sheets. As of December 31, the following amounts were accrued:

INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH INCOME TAXES
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E			PE/SoCalGas
	2010	2009	2008	2010	2009	2008	2010		2009	2008
Interest expense (benefit)	$(1)	$2	$18	$(3)	$(2)	$2	$	―	$1	$4
Penalties	4	4	1	―	―	―		―	1	―

Income Tax Audits

Sempra Energy is subject to U.S. federal income tax as well as to income tax of multiple state and non-U.S. jurisdictions. We remain subject to examination for U.S. federal tax years after 2006. We are subject to examination by major state tax jurisdictions for tax years after 2005. Certain major non-U.S. income tax returns from 2002 through the present are open to examination.

In addition, we have filed state refund claims for tax years back to 1998. The pre-2006 tax years are closed to new issues; therefore, no additional tax may be assessed by the taxing authorities for these years.

SDG&E, PE and SoCalGas are subject to U.S. federal income tax as well as income tax of state jurisdictions. They remain subject to examination for U.S. federal years after 2006 and by major state tax jurisdictions for years after 2005.

In addition, PE has state refund claims for tax years back to 1993. The pre-2006 tax years are closed to new issues; therefore, no additional tax may be assessed by the taxing authorities for these years.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

NOTE 8. EMPLOYEE BENEFIT PLANS

We are required by applicable GAAP to:

  recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status in the statement of financial position;
  measure a plan's assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and

  recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders' equity.

The information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries.

Sempra Energy has funded and unfunded noncontributory defined benefit plans, including separate plans for SDG&E and SoCalGas, which together cover substantially all employees and Sempra Energy's board of directors. The plans generally provide defined benefits based on years of service and either final average or career salary.

Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which together cover substantially all employees and Sempra Energy's board of directors. The life insurance plans are both contributory and noncontributory, and the health-care plans are contributory. Participants' contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees' spouses.

Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates
  expected return on plan assets
  health-care cost trend rates
  mortality rates
  compensation increase rates

  payout elections (lump sum or annuity)

We review these assumptions on an annual basis prior to the beginning of each year and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. We use a December 31 measurement date for all of our plans.

In support of its Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans, Sempra Energy maintains dedicated assets, including investments in life insurance contracts, which totaled  $442 million and  $453 million at December 31, 2010 and 2009, respectively.

Pension and Other Postretirement Benefit Plans

Benefit Plan Amendments Affecting 2009

Effective October 1, 2009, the SDG&E pension plan was amended to set the automatic cost of living adjustment for retirees with grandfathered benefits at 0 percent for the period beginning October 1, 2009 and ending September 30, 2010. Without this amendment, the automatic cost of living adjustment for 2009 would have been negative, resulting in a reduction in benefits. This amendment resulted in an increase of  $3 million in the benefit obligation and net periodic benefit costs as of December 31, 2009 for Sempra Energy and SDG&E.

During 2009, the SoCalGas pension plan was amended to provide a minimum benefit for participants that transfer from a position covered by the represented employees' pension plan to a management position covered by the cash balance plan after June 29, 2005. This amendment resulted in an increase of  $1 million in the benefit obligation and unrecognized prior service costs as of December 31, 2009 for Sempra Energy and SoCalGas.

Effective December 1, 2009, the Sempra Utilities' other postretirement benefit plans were amended to establish a health reimbursement account benefit for represented retirees. This amendment resulted in an increase of  $2 million,  $4 million and  $6 million in the benefit obligation and unrecognized prior service costs as of December 31, 2009 for SDG&E, SoCalGas and Sempra Energy, respectively.

Benefit Obligations and Assets

The following three tables provide a reconciliation of the changes in the plans' projected benefit obligations and the fair value of assets during 2010 and 2009, and a statement of the funded status at December 31, 2010 and 2009:

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2010	2009	2010	2009
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,083	$2,865	$985	$934
Service cost	83	74	26	26
Interest cost	167	170	57	56
Plan amendments	1	4	―	6
Impact of PPACA(1) excise tax	―	―	31	―
Actuarial loss	―	169	81	5
Settlements	―	(34)	―	―
Benefit payments	(210)	(165)	(43)	(44)
Federal subsidy (Medicare Part D)	―	―	2	2
Net obligation at December 31	3,124	3,083	1,139	985

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,130	1,742	658	545
Actual return on plan assets	275	402	79	112
Employer contributions	159	185	52	45
Settlements	―	(34)	―	―
Benefit payments	(210)	(165)	(43)	(44)
Fair value of plan assets at December 31	2,354	2,130	746	658
Funded status at December 31	$(770)	$(953)	$(393)	$(327)
Net recorded liability at December 31	$(770)	$(953)	$(393)	$(327)
(1)	See "Patient Protection and Affordable Care Act" discussed below.

The actuarial loss for other postretirement plans in 2010 increased primarily due to higher medical premiums and higher health care trend rates for the SoCalGas other postretirement benefit plans.

The large actuarial loss in 2009 related to pension benefits for Sempra Energy, as well as for SDG&E and SoCalGas below, resulted primarily from a decrease in discount rates from 6.00 percent in 2008 to 5.60 percent, 5.40 percent and 5.75 percent in 2009 for Sempra Energy, SDG&E and SoCalGas, respectively. The actuarial loss for other postretirement plans was similarly affected by a decrease in discount rates, from 6.10 percent in 2008 to 5.55 percent, 5.75 percent and 5.90 percent in 2009 at Sempra Energy, SDG&E and SoCalGas, respectively. However, this loss was substantially offset by favorable claims experience and projections, primarily due to the decrease in the average cost for pre-age 65 retirees relative to the average cost of the total population for certain medical plans for SDG&E and SoCalGas.

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2010	2009	2010	2009
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$908	$814	$160	$148
Service cost	27	23	6	5
Interest cost	47	48	9	9
Plan amendments	―	3	―	2
Actuarial loss	1	58	3	2
Transfer of liability from (to) other plans	17	(1)	2	―
Benefit payments	(51)	(37)	(5)	(6)
Net obligation at December 31	949	908	175	160

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	615	480	81	61
Actual return on plan assets	79	115	7	10
Employer contributions	61	58	15	16
Transfer of assets from (to) other plans	9	(1)	1	―
Benefit payments	(51)	(37)	(5)	(6)
Fair value of plan assets at December 31	713	615	99	81
Funded status at December 31	$(236)	$(293)	$(76)	$(79)
Net recorded liability at December 31	$(236)	$(293)	$(76)	$(79)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2010	2009	2010	2009
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$1,764	$1,653	$780	$748
Service cost	46	42	18	18
Interest cost	98	98	46	45
Plan amendments	―	1	―	4
Impact of PPACA(1) excise tax	―	―	31	―
Actuarial (gain) loss	(3)	74	77	(1)
Benefit payments	(126)	(105)	(35)	(36)
Transfer of liability from other plans	7	1	1	―
Federal subsidy (Medicare Part D)	―	―	2	2
Net obligation at December 31	1,786	1,764	920	780

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,332	1,105	562	471
Actual return on plan assets	171	255	70	99
Employer contributions	71	76	35	28
Transfer of assets from other plans	7	1	―	―
Benefit payments	(125)	(105)	(35)	(36)
Fair value of plan assets at December 31	1,456	1,332	632	562
Funded status at December 31	$(330)	$(432)	$(288)	$(218)
Net recorded liability at December 31	$(330)	$(432)	$(288)	$(218)
(1)	See "Patient Protection and Affordable Care Act" discussed below.

Net Assets and Liabilities

The assets and liabilities of the pension and other postretirement benefit plans are affected by changing market conditions as well as when actual plan experience is different than assumed. Such events result in investment gains and losses, which we defer and recognize in pension and postretirement benefit costs over a period of years. Sempra Energy uses the asset smoothing method for its pension and other postretirement plans, except for the SDG&E plans. This method develops an asset value that recognizes realized and unrealized investment gains and losses over a three-year period. This adjusted asset value, known as the market-related value of assets, is used in conjunction with an expected long-term rate of return to determine the expected return-on-assets component of net periodic cost. SoCalGas also uses the asset smoothing method.

The 10-percent corridor accounting method is used at Sempra Energy, SDG&E and SoCalGas. Under the corridor accounting method, if as of the beginning of a year, unrecognized net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is amortized over the average remaining service period of active participants. The asset smoothing and 10-percent corridor accounting methods help mitigate volatility of net periodic costs from year to year.

We recognize the overfunded or underfunded status of defined benefit pension and other postretirement plans as assets or liabilities, respectively; unrecognized changes or credits in these assets and/or liabilities are normally recorded to other comprehensive income (loss) on the balance sheet. The Sempra Utilities and Mobile Gas record regulatory assets and liabilities that offset the funded pension and other postretirement plans' assets or liabilities, as these costs are expected to be recovered in future utility rates based on agreements with regulatory agencies.

The Sempra Utilities record annual pension and other postretirement net periodic benefit costs equal to the contributions to their plans as authorized by the CPUC. The annual contributions to the pension plans are limited to a minimum required funding amount as determined by the Internal Revenue Service. The annual contributions to the other postretirement plans are equal to the lesser of the maximum tax deductible amount or the net periodic cost calculated in accordance with GAAP for pension and other postretirement benefit plans. Mobile Gas records annual pension and other postretirement net periodic benefit costs based on an estimate of the net periodic cost at the beginning of the year calculated in accordance with GAAP for pension and other postretirement benefit plans, as authorized by the Alabama Public Service Commission. Any differences between booked net periodic benefit cost and amounts contributed to the pension and other postretirement plans are disclosed as regulatory adjustments in accordance with GAAP for regulated entities.

The net liability is included in the following captions on the Consolidated Balance Sheets at December 31:

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2010	2009	2010		2009
Sempra Energy Consolidated
Current liabilities	$(57)	$(27)		$(1)		$(1)
Noncurrent liabilities	(713)	(926)		(392)		(326)
Net recorded liability	$(770)	$(953)		$(393)		$(327)
SDG&E
Current liabilities	$(3)	$(2)	$	―	$	―
Noncurrent liabilities	(233)	(291)		(76)		(79)
Net recorded liability	$(236)	$(293)		$(76)		$(79)
SoCalGas
Current liabilities	$(5)	$(6)	$	―	$	―
Noncurrent liabilities	(325)	(426)		(288)		(218)
Net recorded liability	$(330)	$(432)		$(288)		$(218)

Amounts recorded in Accumulated Other Comprehensive Income (Loss) as of December 31, 2010 and 2009, net of tax effects and amounts recorded as regulatory assets, are as follows:

AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Sempra Energy Consolidated
Net actuarial loss	$(85)	$(98)	$(3)	$(4)
Prior service credit	1	2	―	―
Total	$(84)	$(96)	$(3)	$(4)
SDG&E
Net actuarial loss	$(11)	$(11)
Prior service credit	1	1
Total	$(10)	$(10)
SoCalGas
Net actuarial loss	$(5)	$(5)
Prior service credit	1	1
Total	$(4)	$(4)

The accumulated benefit obligations for defined benefit pension plans at December 31, 2010 and 2009 were as follows:

	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2010	2009	2010	2009	2010	2009
Accumulated benefit obligation	$2,933	$2,886	$935	$895	$1,623	$1,601

Sempra Energy has unfunded and funded pension plans. SDG&E and SoCalGas each have an unfunded and a funded pension plan. The following table shows the obligations of funded pension plans with benefit obligations in excess of plan assets as of December 31:

(Dollars in millions)	2010	2009
Sempra Energy Consolidated
Projected benefit obligation	$2,880	$2,835
Accumulated benefit obligation	2,702	2,660
Fair value of plan assets	2,354	2,130
SDG&E
Projected benefit obligation	$917	$878
Accumulated benefit obligation	906	870
Fair value of plan assets	713	615
SoCalGas
Projected benefit obligation	$1,755	$1,730
Accumulated benefit obligation	1,594	1,571
Fair value of plan assets	1,456	1,332

Net Periodic Benefit Cost, 2008-2010

The following three tables provide the components of net periodic benefit cost and amounts recognized in other comprehensive income for the years ended December 31:

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2010	2009	2008	2010	2009	2008
Net Periodic Benefit Cost
Service cost	$83	$74	$71	$26	$26	$24
Interest cost	167	170	166	57	56	53
Expected return on assets	(143)	(139)	(161)	(46)	(45)	(48)
Amortization of:
Prior service cost (credit)	4	7	4	(1)	(1)	(1)
Actuarial loss	30	23	8	8	3	―
Regulatory adjustment	19	28	(22)	7	7	7
Curtailment credit	―	―	―	―	―	(3)
Settlement charge	―	14	8	―	―	―
Total net periodic benefit cost	160	177	74	51	46	32

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net (gain) loss	(12)	9	54	(1)	3	1
Prior service cost	―	―	3	―	―	―
Amortization of prior service credit	―	―	―	1	1	1
Amortization of actuarial loss	(10)	(8)	(8)	―	―	―
Total recognized in other comprehensive income	(22)	1	49	―	4	2
Total recognized in net periodic benefit cost and other comprehensive income	$138	$178	$123	$51	$50	$34

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2010	2009	2008	2010	2009	2008
Net Periodic Benefit Cost
Service cost	$27	$23	$22	$6	$5	$5
Interest cost	47	48	47	9	9	9
Expected return on assets	(40)	(32)	(46)	(5)	(3)	(4)
Amortization of:
Prior service cost	1	4	1	4	4	3
Actuarial loss	12	16	2	―	―	―
Regulatory adjustment	13	2	14	2	2	2
Settlement charge	―	2	2	―	―	―
Total net periodic benefit cost	60	63	42	16	17	15

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	2	(1)	(4)	―	―	―
Amortization of actuarial loss	(1)	(2)	(2)	―	―	―
Total recognized in other comprehensive income	1	(3)	(6)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$61	$60	$36	$16	$17	$15

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2010	2009	2008	2010	2009	2008
Net Periodic Benefit Cost
Service cost	$46	$42	$40	$18	$18	$17
Interest cost	98	98	97	46	45	42
Expected return on assets	(90)	(94)	(103)	(40)	(41)	(43)
Amortization of:
Prior service cost (credit)	2	2	2	(4)	(4)	(4)
Actuarial loss	10	1	1	7	3	―
Settlement charge	―	1	―	―	―	―
Regulatory adjustment	6	28	(36)	5	6	5
Total net periodic benefit cost	72	78	1	32	27	17

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	―	1	(1)	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	(1)	―	(2)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$71	$78	$(1)	$32	$27	$17

The estimated net loss for the pension plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2011 is  $11 million for Sempra Energy Consolidated and  $1 million at both SDG&E and SoCalGas. Negligible amounts of prior service credit for the pension plans will be similarly amortized in 2011.

Negligible amounts of estimated prior service credit for the other postretirement benefit plans will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2011 at Sempra Energy.

Patient Protection and Affordable Care Act (PPACA) of 2010

In March 2010, the Patient Protection and Affordable Care Act (PPACA) was enacted. The key aspects of this legislation affecting Sempra Energy's cost of providing retiree medical benefits are

  Availability of subsidies from the Early Retiree Reinsurance Program (ERRP)
  Mandatory coverage for adult children until age 26 beginning in 2011
  Changes to the Prescription Drug Plan and Medicare Advantage programs beginning in 2011 and extending through 2020
  Loss of the tax free status of the Retiree Drug Subsidy (RDS) beginning in 2013
  Availability of coverage through health care exchanges beginning in 2014

  Excise tax on high-cost plans, as defined in the legislation, beginning in 2018

In determining the projected benefit obligation for the postretirement benefit plans, we took mandatory coverage for adult children, changes to the Prescription Drug Plan and Medicare Advantage programs, and availability of health care exchanges into consideration in the development of future claims costs and healthcare trend rates as of December 31, 2010. Subsidies received through the ERRP will be reflected when received. We measured loss of the tax free status of RDS separately as described in the following section. We determined the impact of the excise tax provision separately for each of Sempra Energy's plans, as explained below.

With the exception of SoCalGas represented employees and EnergySouth, we provide most of our employer subsidy in the form of a defined dollar benefit. Once the premium exceeds our stated benefit level, the retirees pay the difference between the premium amount and the subsidy. Under this arrangement, our obligation doesn't change with the excise tax, since by 2018 the premium both before and after inclusion of the excise tax will exceed our defined dollar benefit.

SoCalGas union retirees are provided a subsidy as a percentage of premium. For those retirees, we estimated an increase in SoCalGas' and Sempra Energy's obligations as of December 31, 2010 for the excise tax. However, it is likely that some retirees will move to less expensive plans as a result of the excise tax and lower Sempra Energy's composite plan cost. The net effect of the increase in obligation from the excise tax, partially offset by the lower composite plan cost, is estimated to be  $31 million.

EnergySouth offers only a pre-age 65 plan. As such, future retirees will only have a limited period where the excise tax may apply. All current retirees will no longer be eligible for benefits once the excise tax is effective in 2018.

Medicare Prescription Drug, Improvement and Modernization Act of 2003

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 establishes a prescription drug benefit under Medicare (Medicare Part D) and a tax-exempt federal subsidy to sponsors of retiree health-care benefit plans that provide a benefit that actuarially is at least equivalent to Medicare Part D. We have determined that benefits provided to certain participants actuarially will be at least equivalent to Medicare Part D. Thus, we are entitled to a tax-exempt subsidy that reduced our accumulated postretirement benefit obligation under our plans at January 1, 2010 and reduced the net periodic cost for 2010 by the following amounts:

	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Accumulated postretirement benefit
obligation reduction	$5	$1	$4
Net periodic benefit cost reduction	11	2	8

Assumptions for Pension and Other Postretirement Benefit Plans

Benefit Obligation and Net Periodic Benefit Cost

We develop the discount rate assumptions based on the results of a third party modeling tool. In 2009 and 2008, we used a modeling tool that matched each plan's expected benefit payments to a bond yield curve to determine their present value. We then calculated a single equivalent discount rate that produced the same present value. The modeling tool used an actual portfolio of 500 to 600 bonds with an outstanding issue of at least  $50 million to develop the bond yield curve. The selected bonds were non-callable (or callable with make whole provisions), had a minimum AA rating and excluded the top and bottom 10 percent of yields to avoid relying on bonds which might be mispriced or misgraded. This selection methodology also mitigates the impact of market volatility on the portfolio by excluding bonds with the following characteristics:

  The issuer is on review for downgrade by a major rating agency if the downgrade would eliminate the issuer from the portfolio.
  Recent events have caused significant price volatility to which rating agencies have not reacted.
  Lack of liquidity is causing price quotes to vary significantly from broker to broker.

In 2010, we used a modeling tool that develops the discount rate by matching expected cash flows for each plan to interest rates and expected maturity values of individually selected bonds in a hypothetical portfolio. We selected the individual bonds from a universe of Bloomberg Aa-rated bonds determined using the same criteria to select the portfolio as in prior years, but excluding collateralized bonds. The model controls the level of accumulated surplus that may result from the selection of bonds based solely on their premium yields by limiting the number of years to look back for selection to 3 years for pre-30-year and 6 years for post-30-year benefit payments. Additionally, the model ensures that an adequate number of bonds are selected in the portfolio by limiting the amount of the plan's benefit payments that can be met by a single bond to 7.5 percent.

We believe that this bond selection approach provides the best estimate of discount rates to estimate settlement values for our plans' benefit obligations as required by the applicable GAAP.

The discount rates at December 31, 2010 calculated using the current and prior methods are as follows:

DISCOUNT RATE ASSUMPTION COMPARISON AT DECEMBER 31, 2010

	Pension Benefits		Other Postretirement Benefits
	Using Current Method	Using Prior Method	Using Current Method	Using Prior Method
Sempra Energy	(1)	(1)	5.77%	5.31%
EnergySouth	5.80%	5.40%	5.70%	5.20%
SDG&E	5.40%	4.85%	5.70%	5.20%
SoCalGas	5.75%	5.30%	5.80%	5.35%
(1)	Sempra Energy rates for funded plans are 5.63% and 5.14% using current and prior methods, respectively, and rates for unfunded plans are 5.43% and 4.88% using current and prior methods, respectively.

The decrease in benefit obligations as of December 31, 2010 and the increase (decrease) in the sum of estimated service cost and interest cost for the year ended December 31, 2011 due to the change in discount rate methodology for our pension and postretirement benefit plans are as follows:

	Pension Benefits		Other Postretirement Benefits
	Benefit Obligations	Service and Interest Costs	Benefit Obligations	Service and Interest Costs
	as of	for year ended	as of	for year ended
	December 31, 2010	December 31, 2011	December 31, 2010	December 31, 2011
Sempra Energy	$(152)	$-	$(69)	$(2)
SDG&E	(54)	1	(11)	-
SoCalGas	(84)	(2)	(56)	(2)

Long-term return on assets is based on the weighted-average of the plans' investment allocation as of the measurement date and the expected returns for those asset types.

The significant assumptions affecting benefit obligation and net periodic benefit cost are as follows:

WEIGHTED-AVERAGE ASSUMPTIONS

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE
BENEFIT OBLIGATION AS OF DECEMBER 31:
Discount rate	5.61%	5.63%	5.77%	5.86%
Rate of compensation increase	4.50%	4.50%	(1)	(1)

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET
PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Sempra Energy Consolidated
Discount rate	(2)	(3)	(4)	(5)
Expected return on plan assets	7.00%	7.00%	6.22%	6.19%
Rate of compensation increase	(6)	(7)	(1)	(1)
SDG&E
Discount rate	5.40%	6.00%	5.75%	6.10%
Expected return on plan assets	7.00%	7.00%	6.49%	6.25%
Rate of compensation increase	(8)	(8)	N/A	N/A
SoCalGas
Discount rate	5.75%	6.00%	5.90%	6.10%
Expected return on plan assets	7.00%	7.00%	7.00%	7.00%
Rate of compensation increase	(6)	(7)	(1)	(1)
(1)	4.00% for the life insurance and Health Reimbursement Arrangement (HRA) benefits for SoCalGas’ represented employees. There are no compensation-based benefits for any other PBOP.
(2)	5.95% for EnergySouth pension plans, 5.60% for Sempra Energy.
(3)	6.10% for EnergySouth pension plans, 6.00% for all others.
(4)	4.60% for the Executive Life Plan, 5.70% for EnergySouth, and 5.40% for Sempra Energy.
(5)	5.85% for the Executive Life Plan, 6.10% for all others.
(6)	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans' participants using an age-based formula.
(7)	4.50% for the unfunded pension plans. 4.00% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans' participants using an age-based formula.
(8)	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.

Health-Care Cost Trend Rates

Assumed health-care cost trend rates have a significant effect on the amounts that we report for the health-care plan costs. Following are the health-care cost trend rates applicable to our postretirement benefit plans:

	2010	2009
ASSUMED HEALTH-CARE COST TREND RATES AT DECEMBER 31:
Health-care cost trend rate	8.50%	9.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.50%	5.50%
Year that the rate reaches the ultimate trend	2016	2016

A one-percent change in assumed health-care cost trend rates would have the following effects:

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health-care benefit cost	$11	$(9)	$1	$(1)	$10	$(8)
Effect on the health-care component of the
accumulated other postretirement
benefit obligations	$120	$(98)	$7	$(6)	$111	$(90)

Plan Assets

Investment Allocation Strategy for Sempra Energy's Pension Master Trust

Sempra Energy's pension master trust holds the investments for the pension and other postretirement benefit plans. We maintain additional trusts as we discuss below for certain of the Sempra Utilities' other postretirement plans. Other than index weight, the trusts do not invest in securities of Sempra Energy.

The current asset allocation objective for the pension master trust is to protect the funded status of the plans while generating sufficient returns to cover future benefit payments and accruals. We assess the portfolio performance by comparing actual returns with relevant benchmarks, such as the Morgan Stanley Capital International (MSCI) US Investable Index, the MSCI Pacific Rim and Europe Indices, the MSCI Emerging Markets Index, and the Barclays Aggregate and Long Government Credit Indices.

Both the equity and fixed income portions of the asset allocation use primarily passive investment strategies to achieve risk and return exposures consistent with these indices. The fixed income asset allocation consists of some longer-duration fixed income securities in order to reduce plan exposure to interest rate variation. The foreign equity components provide a growth element, diversification and exposure to different currencies and economies.

The asset allocation of the plans is reviewed by our Pension and Benefits Investment Committee (the Committee) on a regular basis. When evaluating its strategic asset allocation, the Committee considers many variables, including:

  long-term cost
  variability and level of contributions
  funded status
  a range of expected outcomes over varying confidence levels

We maintain allocations at strategic levels with reasonable bands of variance. When asset class exposure reaches a minimum or maximum level, we generally rebalance the portfolio back to target allocations, unless the Committee determines otherwise.

Rate of Return Assumption

For all plans except the SDG&E postretirement medical plans, we base the long-term rate of return assumption on the asset-weighted-average of the expected return for each asset class. We develop the expected returns from examining periods of historical returns and expectations for future returns from several investment and actuarial consultants. Specifically, we reached a 7.0 percent return expectation by assuming a 4.5 percent yield/return on a risk-free bond portfolio (treasury securities), adding a 50 basis point risk premium for our investment grade bond portfolio and another 300 basis point risk premium for equity securities. A 65 percent equity/35 percent bond portfolio mix results in a total portfolio return expectation of approximately 7.0 percent.

The expected rate of return for the SDG&E postretirement medical plan assets is based on the weighted average after-tax expected return of the portfolio's target asset allocation of 30 percent equity/70 percent fixed income. The fixed-income portfolio is invested in tax-exempt municipal bond securities, while the equity portfolio is invested 25 percent Standard & Poor's (S&P) 500 index/5 percent MSCI Index for equity market performance in Europe, Australasia and Far East (MSCI EAFE index).

Concentration of Risk

Plan assets are fully diversified across global equity and bond markets, and other than what is indicated by the target asset allocations, contain no concentration of risk in any one economic, industry, maturity, or geographic sector.

Investment Strategy for SoCalGas' Other Postretirement Benefit Plans

SoCalGas' other postretirement benefit plans are funded by cash contributions from SoCalGas and current retirees. The assets of these plans are placed in the pension master trust and other Voluntary Employee Beneficiary Association (VEBA) trusts, as we detail below. The assets in the VEBA trusts are invested at identical allocations to the pension master trust, 65 percent equities/35 percent bonds, using primarily index funds. This allocation has been formulated to best suit the long-term nature of the obligations.

Investment Strategy for SDG&E's Postretirement Health Plans

SDG&E's postretirement health plans are funded by cash contributions from SDG&E and current retirees. The assets are placed in the pension master trust and a VEBA trust, as we detail below. Assets in the pension master trust are invested at the 70 percent equity/30 percent bond asset mix using index funds. Assets in the VEBA trust are taxable and therefore have a different asset allocation strategy. These assets are invested with a target asset allocation of 30 percent equity/70 percent bonds, with a large portion of the bond portfolio placed in actively managed tax-exempt municipal bonds. The equity portfolio is indexed.

Fair Value of Pension and Other Postretirement Benefit Plan Assets

We classify the investments in Sempra Energy's pension master trust and the trusts for the Sempra Utilities' other postretirement benefit plans into:

  Level 1, for securities valued using quoted prices from active markets for identical assets;
  Level 2, for securities not traded on an active market but for which observable market inputs are readily available; and
  Level 3, for securities and investments valued based on significant inputs that are generally less observable from objective sources.

We provide more discussion of fair value measurements in Notes 1, 2 and 11. The following tables set forth by level within the fair value hierarchy a summary of the investments in our pension and other postretirement benefit plan trusts measured at fair value on a recurring basis.

The fair values of our pension plan assets by asset category are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$450	$245	$8	$703
SoCalGas (see table below)	924	501	17	1,442
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	54	―	―	54
Domestic mid-cap(1)	11	―	―	11
Domestic small-cap(1)	12	―	―	12
Foreign emerging market funds	―	13	―	13
Foreign large-cap	31	―	―	31
Foreign mid-cap	8	―	―	8
Foreign small-cap	5	―	―	5
Fixed income securities:
U.S. Treasury securities	5	―	―	5
Other U.S. government securities	―	9	―	9
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	2	―	2
Domestic corporate bonds(2)	―	31	―	31
Foreign corporate bonds	―	9	―	9
Common/collective trusts(3)	―	3	―	3
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(5)	126	69	2	197
Total Sempra Energy Consolidated(6)	$1,500	$815	$27	$2,342

	At fair value as of December 31, 2009
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$459	$141	$9	$609
SoCalGas (see table below)	996	304	19	1,319
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	60	―	―	60
Domestic mid-cap(1)	12	―	―	12
Domestic small-cap(1)	8	―	―	8
Foreign emerging market funds	―	12	―	12
Foreign large-cap	30	―	―	30
Foreign mid-cap	6	―	―	6
Foreign small-cap	4	―	―	4
Registered investment company	2	―	―	2
Fixed income securities:
U.S. Treasury securities	15	―	―	15
Other U.S. government securities	―	13	―	13
Foreign government bonds	―	1	―	1
Domestic corporate bonds(2)	―	14	―	14
Foreign corporate bonds	―	3	―	3
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(7)	137	43	2	182
Total Sempra Energy Consolidated(6)	$1,592	$488	$30	$2,110
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in a pension plan trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes transfers payable to other plans of $12 million.
(6)	Excludes cash and cash equivalents of $12 million and $20 million at December 31, 2010 and 2009, respectively.
(7)	Excludes cash and cash equivalents of $1 million.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$198	$	―	$	―	$198
Domestic mid-cap(1)	39		―		―	39
Domestic small-cap(1)	42		―		―	42
Foreign emerging market funds	―		46		―	46
Foreign large-cap	108		―		―	108
Foreign mid-cap	25		―		―	25
Foreign small-cap	19		―		―	19
Foreign preferred	1		―		―	1
Fixed income securities:
U.S. Treasury securities	18		―		―	18
Other U.S. government securities	―		32		―	32
Domestic municipal bonds	―		8		―	8
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		111		―	111
Foreign corporate bonds	―		33		―	33
Common/collective trusts(3)	―		6		―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		8	8
Total investment assets(5)	$450		$245		$8	$703

	At fair value as of December 31, 2009
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$198	$	―	$	―	$198
Domestic mid-cap(1)	41		―		―	41
Domestic small-cap(1)	27		―		―	27
Foreign emerging market funds	―		37		―	37
Foreign large-cap	101		―		―	101
Foreign mid-cap	21		―		―	21
Foreign small-cap	15		―		―	15
Registered investment company	5		―		―	5
Fixed income securities:
U.S. Treasury securities	51		―		―	51
Other U.S. government securities	―		42		―	42
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		5		―	5
Domestic corporate bonds(2)	―		48		―	48
Foreign corporate bonds	―		11		―	11
Other types of investments:
Securities lending program(6)	―		(5)		―	(5)
Private equity funds(4) (stated at net asset value)	―		―		9	9
Total investment assets(7)	$459		$141		$9	$609
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in a pension plan trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $4 million and transfers receivable from other plans of $6 million at December 31, 2010.
(6)	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
(7)	Excludes cash and cash equivalents of $6 million at December 31, 2009.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$409	$	―	$	―	$409
Domestic mid-cap(1)	80		―		―	80
Domestic small-cap(1)	86		―		―	86
Foreign emerging market funds	―		95		―	95
Foreign large-cap	221		―		―	221
Foreign mid-cap	52		―		―	52
Foreign small-cap	39		―		―	39
Foreign preferred	1		―		―	1
Fixed income securities:
U.S. Treasury securities	36		―		―	36
Other U.S. government securities	―		65		―	65
Domestic municipal bonds	―		16		―	16
Foreign government bonds	―		18		―	18
Domestic corporate bonds(2)	―		227		―	227
Foreign corporate bonds	―		67		―	67
Common/collective trusts(3)	―		13		―	13
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		17	17
Total investment assets(5)	$924		$501		$17	$1,442

	At fair value as of December 31, 2009
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$428	$	―	$	―	$428
Domestic mid-cap(1)	88		―		―	88
Domestic small-cap(1)	60		―		―	60
Foreign emerging market funds	―		81		―	81
Foreign large-cap	220		―		―	220
Foreign mid-cap	46		―		―	46
Foreign small-cap	33		―		―	33
Registered investment company	11		―		―	11
Fixed income securities:
U.S. Treasury securities	110		―		―	110
Other U.S. government securities	―		90		―	90
Domestic municipal bonds	―		6		―	6
Foreign government bonds	―		11		―	11
Domestic corporate bonds(2)	―		104		―	104
Foreign corporate bonds	―		23		―	23
Other types of investments:
Securities lending program(6)	―		(11)		―	(11)
Private equity funds(4) (stated at net asset value)	―		―		19	19
Total investment assets(7)	$996		$304		$19	$1,319
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in a pension plan trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $8 million and transfers receivable from other plans of $6 million at December 31, 2010.
(6)	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
(7)	Excludes cash and cash equivalents of $13 million at December 31, 2009.

The investments of the pension master trust allocated to the pension plans classified as Level 3 are private equity funds and represent a percentage of each plan's total allocated assets as follows at December 31:

	Private Equity Funds
	2010				2009
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
Total Level 3 investment assets	$8	$17	$2	$27	$9	$19	$2	$30
Percentage of total investment assets	1%	1%	-%	1%	1%	1%	-%	1%

The following table provides a reconciliation of changes in the fair value of investments classified as Level 3:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
Balance as of January 1, 2009	$9	$21	$2	$32
Realized gains	―	1	―	1
Unrealized losses relating to instruments
still held at the reporting date	―	(2)	―	(2)
Purchases	―	2	―	2
Sales	―	(3)	―	(3)
Balance as of December 31, 2009	9	19	2	30
Realized gains	―	1	―	1
Purchases	―	1	―	1
Sales	(1)	(4)	―	(5)
Balance as of December 31, 2010	$8	$17	$2	$27

The fair values of the postretirement benefit plan assets held in the pension master trust and in the additional trusts for SoCalGas' postretirement benefit plans and SDG&E'S postretirement benefit plans (PBOP plan trusts), by asset category are as follows:

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$45	$24	$1	$70
SoCalGas (see table below)	184	395	3	582
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	3	―	―	3
Domestic mid-cap(1)	1	―	―	1
Domestic small-cap(1)	1	―	―	1
Foreign large-cap	2	―	―	2
Foreign mid-cap	1	―	―	1
Foreign small-cap	1	―	―	1
Fixed income securities:
U.S. Treasury securities	1	―	―	1
Domestic corporate bonds(2)	―	3	―	3
Total other Sempra Energy (3)	10	3	―	13
Total Sempra Energy Consolidated(4)	$239	$422	$4	$665

	At fair value as of December 31, 2009
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$40	$40	$1	$81
SoCalGas (see table below)	201	323	4	528
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	4	―	―	4
Domestic mid-cap(1)	1	―	―	1
Foreign emerging market funds	―	2	―	2
Foreign large-cap	1	―	―	1
Registered investment company	1	―	―	1
Fixed income securities:
U.S. Treasury securities	2	―	―	2
Other U.S. government securities	―	1	―	1
Foreign government bonds	―	1	―	1
Domestic corporate bonds(2)	―	2	―	2
Common/collective trusts(5)	―	1	―	1
Other types of investment:
Securities lending program(6)	―	(1)	―	(1)
Total other Sempra Energy	9	6	―	15
Total Sempra Energy Consolidated(7)	$250	$369	$5	$624
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Excludes cash and cash equivalents of $2 million.
(4)	Excludes cash and cash equivalents of $81 million, $50 million and $29 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.
(5)	Investments in common/collective trusts held in PBOP plan trusts.
(6)	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
(7)	Excludes cash and cash equivalents of $34 million, $30 million of which is held in SoCalGas PBOP plan trusts.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$16	$	―	$	―	$16
Domestic mid-cap(1)	3		―		―	3
Domestic small-cap(1)	3		―		―	3
Foreign emerging market funds	―		4		―	4
Foreign large-cap	8		―		―	8
Foreign mid-cap	2		―		―	2
Foreign small-cap	1		―		―	1
Registered investment company	11		―		―	11
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Other U.S. government securities	―		2		―	2
Foreign government bonds	―		1		―	1
Domestic municipal bonds(2)	―		6		―	6
Domestic corporate bonds(3)	―		9		―	9
Foreign corporate bonds	―		2		―	2
Other types of investment:
Private equity funds(4) (stated at net asset value)	―		―		1	1
Total investment assets(5)	$45		$24		$1	$70

	At fair value as of December 31, 2009
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total

Equity securities:
Domestic large-cap(1)	$19	$	―	$	―	$19
Domestic mid-cap(1)	4		―		―	4
Domestic small-cap(1)	2		―		―	2
Foreign emerging market funds	―		2		―	2
Foreign large-cap	9		―		―	9
Foreign mid-cap	2		―		―	2
Foreign small-cap	1		―		―	1
Fixed income securities:
U.S. Treasury securities	3		―		―	3
Other U.S. government securities	―		3		―	3
Domestic municipal bonds(2)	―		10		―	10
Domestic corporate bonds(3)	―		3		―	3
Foreign corporate bonds	―		1		―	1
Common/collective trusts(6)	―		21		―	21
Other types of investment:
Private equity funds(4) (stated at net asset value)	―		―		1	1
Total investment assets	$40		$40		$1	$81
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Bonds of California municipalities held in the SDG&E PBOP plan trusts.
(3)	Investment-grade bonds of U.S. issuers from diverse industries.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $29 million, all of which is held in SDG&E PBOP plan trusts.
(6)	Investments in common/collective trusts held in PBOP plan trusts.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$82	$	―	$	―	$82
Domestic mid-cap(1)	16		―		―	16
Domestic small-cap(1)	17		―		―	17
Foreign emerging market funds	―		19		―	19
Broad market fund(2)	―		220		―	220
Foreign large-cap	44		―		―	44
Foreign mid-cap	10		―		―	10
Foreign small-cap	8		―		―	8
Fixed income securities:
U.S. Treasury securities	7		―		―	7
Other U.S. government securities	―		14		―	14
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		3		―	3
Domestic corporate bonds(3)	―		45		―	45
Foreign corporate bonds	―		14		―	14
Common/collective trusts(4)	―		77		―	77
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		3	3
Total investment assets(6)	$184		$395		$3	$582

	At fair value as of December 31, 2009
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$86	$	―	$	―	$86
Domestic mid-cap(1)	18		―		―	18
Domestic small-cap(1)	12		―		―	12
Foreign emerging market funds	―		16		―	16
Broad market fund(2)	―		189		―	189
Foreign large-cap	45		―		―	45
Foreign mid-cap	9		―		―	9
Foreign small-cap	7		―		―	7
Registered investment company	2		―		―	2
Fixed income securities:
U.S. Treasury securities	22		―		―	22
Other U.S. government securities	―		18		―	18
Domestic municipal bonds	―		1		―	1
Foreign government bonds	―		2		―	2
Domestic corporate bonds(3)	―		21		―	21
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		73		―	73
Other types of investments:
Securities lending program(7)	―		(2)		―	(2)
Private equity funds(5) (stated at net asset value)	―		―		4	4
Total investment assets(8)	$201		$323		$4	$528
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	A passively managed broad market fund held in SoCalGas PBOP plan trusts.
(3)	Investment-grade bonds of U.S. issuers from diverse industries.
(4)	Investments in common/collective trusts held in PBOP plan trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $50 million, all of which is held in SoCalGas PBOP plan trusts.
(7)	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
(8)	Excludes cash and cash equivalents of $34 million, $30 million of which is held in SoCalGas PBOP plan trusts.

The investments of the pension master trust allocated to the postretirement benefit plans classified as Level 3 are private equity funds and represent a percentage of each plan's total allocated assets as follows at December 31:

	Private Equity Funds
	2010			2009
(Dollars in millions)	SDG&E	SoCalGas	Sempra Energy Consolidated	SDG&E	SoCalGas	Sempra Energy Consolidated
Total Level 3 investment assets	$1	$3	$4	$1	$4	$5
Percentage of total investment assets	1%	-%	1%	1%	1%	1%

The following table provides a reconciliation of changes in the fair value of investments classified as Level 3:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas	Sempra Energy Consolidated
Balance as of January 1, 2010	$1	$4	$5
Sales	―	(1)	(1)
Balance as of December 31, 2010	$1	$3	$4

There were no changes in the fair value of these investments in 2009.

Securities Lending

In 2009, the pension master trust participated, through agents, in securities lending programs that were managed by external investment advisors. The pension master trust ended its participation in these programs in 2010, and none of the trust's securities were managed through these programs as of December 31, 2010. The collateral received on the Sempra Energy pension trust's securities loaned in the separately managed account that was reinvested, the fair values of such investments and the resulting unrealized losses as of December 31, 2009 are as follows:

SECURITIES LENDING
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
	Collateral	Fair Value of	Unrealized	Collateral	Fair Value of	Unrealized
	Received	Invested Collateral	Loss	Received	Invested Collateral	Loss
2009
SDG&E	$88	$83	$(5)	$6	$6	$ ―
SoCalGas	191	180	(11)	38	36	(2)
Other Sempra Energy	25	25	―	2	1	(1)
Sempra Energy Consolidated	$304	$288	$(16)	$46	$43	$(3)

Collateral received was reinvested in a portfolio of investments, through an agent, mostly consisting of AAA-rated asset backed floating rate notes, and floating rate notes rated at the time of purchase A2 or better by Moody's Investor Service or A by S&P.

Derivative Financial Instruments

In accordance with the Sempra Energy pension investment guidelines, derivative financial instruments are used by the pension master trust's equity and fixed income portfolio investment managers. Futures and foreign currency exchange contracts are used primarily to rebalance the fixed income/equity allocation of the pension master trust's portfolio and to hedge all or a portion of the currency risk component of the foreign equity investments. Currency hedge positions are not permitted to exceed the level of underlying foreign security exposure in the pension master trust's related assets. Some of the fixed income investment managers are permitted to use certain specified types of derivative instruments as part of their respective strategies. These strategies include the use of futures and options as substitutes for certain types of fixed income securities. During 2010 and 2009, the pension master trust owned shares in funds that held futures contracts and foreign currency forward contracts. In 2010 and 2009, such funds in which the pension master trust owned shares were the S&P 1500 Index and the Foreign Equity Index managed by Barclay's Global Investors. As these futures contracts are not held directly by the pension master trust, they are not included in the following discussion.

At December 31, 2010 and 2009, the pension master trust did not directly hold any futures or currency forward contracts. As we discuss above, interest rate swaps are used directly, in conjunction with the securities lending program and indirectly, through an index fund in the pension master trust.

Future Payments

We expect to contribute the following amounts to our pension and other postretirement benefit plans in 2011:

	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$267	$83	$118
Other postretirement benefit plans	74	16	53

The following two tables show the total benefits we expect to pay for the next 10 years to current employees and retirees from the plans or from company assets.

	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2011	$330	$51	$91	$8	$169	$39
2012	302	55	86	9	168	42
2013	293	59	85	10	178	46
2014	299	64	87	11	179	49
2015	294	68	86	12	174	52
2016-2020	1,340	402	387	73	819	308

The expected future Medicare Part D subsidy payments are as follows:

	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E		SoCalGas
2011	$3	$	―	$2
2012	3		―	3
2013	3		―	3
2014	4		―	3
2015	4		1	3
2016-2020	25		4	19

Savings Plans

Sempra Energy offers trusteed savings plans to all employees. Participation in the plans is immediate for salary deferrals for all employees except for the represented employees at SoCalGas, who are eligible upon completion of one year of service. Subject to plan provisions, employees may contribute from one percent to 25 percent of their regular earnings when they begin employment. After one year of the employee's completed service, Sempra Energy makes matching contributions. Employer contribution amounts and methodology vary by plan, but generally the contributions are equal to 50 percent of the first 6 percent of eligible base salary contributed by employees and, if certain company goals are met, an additional amount related to incentive compensation payments.

Employer contributions are initially invested in Sempra Energy common stock, but the employee may transfer the contribution to other investments. Employee contributions are invested in Sempra Energy stock, mutual funds or institutional trusts (the same investments to which employees may direct the employer contributions), which the employee selects. In Sempra Energy plans, employee contributions may also be invested in guaranteed investment contracts. Employer contributions for the Sempra Energy and SoCalGas plans are partially funded by the ESOP referred to below.

Contributions to the savings plans were as follows:

(Dollars in millions)	2010	2009	2008
Sempra Energy Consolidated	$31	$31	$32
SDG&E	14	13	13
PE/SoCalGas	13	13	12

The market value of Sempra Energy common stock held by the savings plans was  $847 million and  $919 million at December 31, 2010 and 2009, respectively.

Employee Stock Ownership Plan

All contributions to the ESOP Trust (described in Note 5) are made by Sempra Energy; there are no contributions made by the participants. As Sempra Energy makes contributions, the ESOP debt service is paid and shares are released in proportion to the total expected debt service. We charge compensation expense and credit equity for the market value of the released shares. Dividends on unallocated shares are used to pay debt service and are applied against the liability. The shares held by the Trust are unallocated and consist of 0.5 million shares of Sempra Energy common stock with a fair value of  $27 million at December 31, 2010, and 0.9 million shares of Sempra Energy common stock with a fair value of  $49 million at December 31, 2009.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Share-based Compensation

NOTE 9. SHARE-BASED COMPENSATION

Sempra Energy Equity Compensation Plans

Sempra Energy has share-based compensation plans intended to align employee and shareholder objectives related to the long-term growth of Sempra Energy. The plans permit a wide variety of share-based awards, including:

  non-qualified stock options
  incentive stock options
  restricted stock
  restricted stock units
  stock appreciation rights
  performance awards
  stock payments

  dividend equivalents

Eligible Sempra Utilities employees participate in Sempra Energy's share-based compensation plans as a component of their compensation package.

At December 31, 2010, Sempra Energy had the following types of equity awards outstanding:

  Non-Qualified Stock Options: Options have an exercise price equal to the market price of the common stock at the date of grant, are service-based, become exercisable over a four-year period, and expire 10 years from the date of grant. Vesting and/or the ability to exercise may be accelerated upon a change in control, in accordance with severance pay agreements or upon eligibility for retirement. Options are subject to forfeiture or earlier expiration when an employee terminates employment.
  Restricted Stock: Substantially all restricted stock awards vest at the end of four-year performance periods based on Sempra Energy's total return to shareholders relative to that of market indices. Vesting is subject to earlier forfeiture upon termination of employment and accelerated vesting upon a change in control, in accordance with severance pay agreements or upon eligibility for retirement. Holders of restricted stock have full voting rights. They also have full dividend rights; however, dividends paid on restricted stock held by officers are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock to which the dividends relate.

  Restricted Stock Units: Restricted stock unit awards vest at the end of four-year performance periods based on Sempra Energy's total return to shareholders relative to that of market indices. If Sempra Energy's total return to shareholders exceeds the target levels established under the 2008 Long Term Incentive Plan for awards granted beginning in 2008, up to an additional 50 percent of the number of granted restricted stock units may be issued. If Sempra Energy's total return to shareholders is below the target levels, shares are subject to partial vesting on a pro rata basis. Vesting is subject to earlier forfeiture upon termination of employment and accelerated vesting upon a change in control, in accordance with severance pay agreements or upon eligibility for retirement. Dividend equivalents on shares subject to restricted stock units are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.

The Sempra Energy 2008 Long Term Incentive Plan for EnergySouth, Inc. Employees and Other Eligible Individuals (the Plan) authorizes the issuance of up to 302,478 shares of Sempra Energy common stock. In connection with the acquisition of EnergySouth in October 2008, we adopted the Plan to utilize the shares remaining available for future awards under the 2008 Incentive Plan of EnergySouth, Inc. (the Prior Plan). All awards outstanding under the Prior Plan at the time of the acquisition were canceled, and the holders were paid the merger consideration in accordance with the terms of the merger agreement. The Plan provides for the grant of substantially the same types of share-based awards (other than incentive stock options) that are available under the Sempra Energy 2008 Long Term Incentive Plan.

Share-Based Awards and Compensation Expense

We measure and recognize compensation expense for all share-based payment awards made to our employees and directors based on estimated fair values on the date of grant. We recognize compensation costs net of an estimated forfeiture rate (based on historical experience) and recognize the compensation costs for non-qualified stock options and restricted stock and stock units on a straight-line basis over the requisite service period of the award, which is generally four years. However, in the year that an employee becomes eligible for retirement, the remaining expense related to the employee's awards is recognized immediately. Substantially all awards outstanding are classified as equity instruments, therefore we recognize additional paid in capital as we recognize the compensation expense associated with the awards.

As of December 31, 2010, 3,759,571 shares were authorized and available for future grants of share-based awards. Company practice is to satisfy share-based awards by issuing new shares rather than by open-market purchases.

Total share-based compensation expense for all of Sempra Energy's share-based awards was comprised as follows:

SHARE-BASED COMPENSATION EXPENSE ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2010	2009	2008
Share-based compensation expense, before income taxes	$34	$34	$44
Income tax benefit	(13)	(13)	(17)
Share-based compensation expense, net of income taxes	$21	$21	$27

Net share-based compensation expense, per common share
Basic	$0.09	$0.09	$0.11
Diluted	$0.08	$0.08	$0.11

Sempra Energy's capitalized compensation cost was  $3 million in 2010,  $5 million in 2009 and  $5 million in 2008.

We classify the tax benefits resulting from tax deductions in excess of the tax benefit related to compensation cost recognized for stock option exercises as financing cash flows.

Sempra Energy subsidiaries record an expense for the plans to the extent that subsidiary employees participate in the plans and/or the subsidiaries are allocated a portion of the Sempra Energy plans' corporate staff costs. Expenses and capitalized compensation cost recorded by SDG&E and SoCalGas were as follows:

SHARE-BASED COMPENSATION EXPENSE ― SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
SDG&E:
Compensation expense	$9	$6	$8
Capitalized compensation cost	2	3	3
SoCalGas:
Compensation expense	$8	$7	$9
Capitalized compensation cost	1	2	2

Sempra Energy Non-Qualified Stock Options

We use a Black-Scholes option-pricing model (Black-Scholes model) to estimate the fair value of each non-qualified stock option grant. The use of a valuation model requires us to make certain assumptions about selected model inputs. Expected volatility is calculated based on the historical volatility of Sempra Energy's stock price. We base the average expected life for options on the contractual term of the option and expected employee exercise and post-termination behavior.

The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant. The weighted-average per-share fair values for options granted were  $7.92 in 2010,  $5.29 in 2009 and  $12.53 in 2008. To calculate these fair values, we used the Black-Scholes model with the following weighted-average assumptions:

	2010	2009	2008
Stock price volatility	19%	18%	19%
Risk-free rate of return	2.6%	1.9%	3.6%
Annual dividend yield	2.8%	3.2%	2.0%
Expected life	5.5 years	5.6 years	6.4 years

The following table shows a summary of the non-qualified stock options as of December 31, 2010 and activity for the year then ended:

NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual Term	Intrinsic Value
	Option	Price	(in years)	(in millions)
Outstanding at December 31, 2009	5,917,347	$40.93
Granted	687,600	$55.80
Exercised	(912,725)	$27.53
Forfeited/canceled	(61,750)	$53.47
Outstanding at December 31, 2010	5,630,472	$44.79	5.2	$56

Vested or expected to vest, at December 31, 2010	5,576,231	$44.70	5.2	$55
Exercisable at December 31, 2010	3,815,922	$40.98	4.0	$50

The aggregate intrinsic value at December 31, 2010 is the total of the difference between Sempra Energy's closing stock price and the exercise price for all in-the-money options. The aggregated intrinsic value for non-qualified stock options exercised in the last three years was

   $22 million in 2010
   $45 million in 2009

   $21 million in 2008

The total fair value of shares vested in the last three years was

   $8 million in 2010
   $9 million in 2009

   $8 million in 2008

The  $4 million of total compensation cost related to nonvested stock options not yet recognized as of December 31, 2010 is expected to be recognized over a weighted-average period of 2.3 years.

We received cash from option exercises during 2010 totaling  $25 million. The realized tax benefits for the share-based payment award deductions were  $8 million in 2010, in addition to the  $13 million benefit shown above.

Sempra Energy Restricted Stock Awards and Units

We use a Monte-Carlo simulation model to estimate the fair value of the restricted stock awards and units. Our determination of fair value is affected by the volatility of the stock price and the dividend yields for Sempra Energy and its peer group companies. The valuation also is affected by the risk-free rates of return, and a number of other variables. Below are key assumptions for Sempra Energy:

	2010	2009	2008
Risk-free rate of return	2.1%	1.4%	3.1%
Annual dividend yield	2.8%	3.2%	2.3%
Stock price volatility	26%	25%	18%

Restricted Stock Awards

We provide a summary of Sempra Energy's restricted stock awards as of December 31, 2010 and the activity during the year below.

RESTRICTED STOCK AWARDS

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at December 31, 2009	858,407	$38.36
Vested	(63,734)	$58.29
Forfeited	(6,700)	$37.91
Nonvested at December 31, 2010	787,973	$36.73
Vested or expected to vest, at December 31, 2010	787,973	$36.73

The  $1 million of total compensation cost related to nonvested restricted stock awards not yet recognized as of December 31, 2010 is expected to be recognized over a weighted-average period of 1.2 years. The weighted-average per-share fair values for restricted stock awards granted were  $40.34 in 2009 and  $43.17 in 2008.

The total fair value of shares vested in the last three years was

   $4 million in 2010
   $27 million in 2009
   $39 million in 2008

Restricted Stock Units

We provide a summary of Sempra Energy's restricted stock units as of December 31, 2010 and the activity during the year below.

RESTRICTED STOCK UNITS

		Weighted-
		Average
		Grant-Date
	Units	Fair Value
Nonvested at December 31, 2009	1,522,650	$43.03
Granted	776,975	$44.44
Forfeited	(68,300)	$42.64
Nonvested at December 31, 2010(1)	2,231,325	$43.46
Vested or expected to vest, at December 31, 2010	2,162,712	$43.47
(1)	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. Up to an additional 50% of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.

The  $23 million of total compensation cost related to nonvested restricted stock units not yet recognized as of December 31, 2010 is expected to be recognized over a weighted-average period of 2.4 years. The weighted-average per-share fair values for restricted stock units granted were  $35.96 in 2009 and  $52.80 in 2008.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Derivative Financial Instruments

NOTE 10. DERIVATIVE FINANCIAL INSTRUMENTS

We use derivative instruments primarily to manage exposures arising in the normal course of business. These exposures are commodity market risk and benchmark interest rate risk. We may also manage foreign exchange rate exposures using derivatives. Our use of derivatives for these risks is integrated into the economic management of our anticipated revenues, anticipated expenses, assets and liabilities. Derivatives may be effective in mitigating these risks that could lead to declines in anticipated revenues or increases in anticipated expenses, or that our asset values may fall or our liabilities increase. Accordingly, our derivative activity summarized below generally represents an impact that is intended to offset associated revenues, expenses, assets or liabilities that are not presented below.

We record all derivatives at fair value on the Consolidated Balance Sheets. We designate each derivative as (1) a cash flow hedge, (2) a fair value hedge, or (3) undesignated. Depending on the applicability of hedge accounting and, for the Sempra Utilities and other operations subject to regulatory accounting, the requirement to pass impacts through to customers, the impact of derivative instruments may be offset in other comprehensive income (cash flow hedge), on the balance sheet (fair value hedges and regulatory offsets), or recognized in earnings. We classify cash flows from the settlements of derivative instruments as operating activities on the Statements of Consolidated Cash Flows.

In certain cases, we apply the normal purchase or sale exception to derivative accounting and have other commodity contracts that are not derivatives. These contracts are not recorded at fair value and are therefore excluded from the disclosures below.

HEDGE ACCOUNTING

We may designate a derivative as a cash flow hedging instrument if it effectively converts anticipated revenues or expenses to a fixed dollar amount. We may utilize cash flow hedge accounting for derivative commodity instruments and interest rate instruments. Designating cash flow hedges is dependent on the business context in which the instrument is being used, the effectiveness of the instrument in offsetting the risk that a given future revenue or expense item may vary, and other criteria.

We may designate an interest rate derivative as a fair value hedging instrument if it effectively converts our own debt from a fixed interest rate to a variable rate. The combination of the derivative and debt instruments results in fixing that portion of the fair value of the debt that is related to benchmark interest rates. Designating fair value hedges is dependent on the instrument being used, the effectiveness of the instrument in offsetting changes in the fair value of our debt instruments, and other criteria.

ENERGY DERIVATIVES

Our market risk is primarily related to natural gas and electricity price volatility and the specific physical locations where we transact. We use energy derivatives to manage these risks. The use of energy derivatives in our various businesses depends on the particular energy market, and the operating and regulatory environments applicable to the business.

  The Sempra Utilities use natural gas energy derivatives, on their customers' behalf, with the objective of managing price risk and basis risks, and lowering natural gas costs. These derivatives include fixed price natural gas positions, options, and basis risk instruments, which are either exchange-traded or over-the-counter financial instruments. This activity is governed by risk management and transacting activity plans that have been filed with and approved by the CPUC. Natural gas derivative activities are recorded as commodity costs that are offset by regulatory account balances and are recovered in rates. Net commodity cost impacts on the Consolidated Statements of Operations are reflected in Cost of Electric Fuel and Purchased Power or in Cost of Natural Gas.
  SDG&E is allocated and may purchase congestion revenue rights (CRRs), which serve to reduce the regional electricity price volatility risk which may result from local transmission capacity constraints. Unrealized gains and losses do not impact earnings, as they are offset by regulatory account balances. Realized gains and losses associated with CRRs are recorded in Cost of Electric Fuel and Purchased Power on the Consolidated Statements of Operations.
  Sempra Generation uses natural gas and electricity instruments to market energy products and optimize the earnings of its power generation fleet. Gains and losses associated with these derivatives are recognized in Sempra Global and Parent Revenues or in Cost of Natural Gas, Electric Fuel and Purchased Power on the Consolidated Statements of Operations.

  Sempra LNG and Sempra Pipelines & Storage use natural gas derivatives to market energy products and optimize the earnings of liquefied natural gas business and Sempra Pipelines & Storage's natural gas storage and transportation assets. Sempra Pipelines & Storage also uses natural gas energy derivatives with the objective of managing price risk and lowering natural gas prices at its Mexican distribution operations. Sempra Pipelines & Storage's derivatives are either undesignated or are recorded as commodity costs that are offset by regulatory account balances and are recovered in rates. The impacts on earnings are recognized in Sempra Global and Parent Revenues or in Cost of Natural Gas, Electric Fuel and Purchased Power on the Consolidated Statements of Operations. Sempra LNG's derivatives are undesignated, and their impact on earnings is recorded in Sempra Global and Parent Revenues on the Consolidated Statements of Operations.
  From time to time, our various businesses, including the Sempra Utilities, may use other energy derivatives to hedge exposures such as the price of vehicle fuel.

We summarize net energy derivative volumes as of December 31, 2010 and 2009 as follows:

	December 31,
Business Unit and Commodity	2010	2009
Sempra Utilities:
SDG&E:
Natural gas	51 million MMBtu	44 million MMBtu	(1)
Congestion revenue rights	21 million MWh	18 million MWh	(2)
SoCalGas - natural gas	―	1 million MMBtu

Sempra Global:
Sempra Generation - electric power	1 million MWh	1 million MWh
Sempra Pipelines & Storage - natural gas	8 million MMBtu	―
Sempra LNG - natural gas	7 million MMBtu	8 million MMBtu
(1)	Million British thermal units (of natural gas)
(2)	Megawatt hours

In addition to the amounts noted above, we frequently use commodity derivatives to manage risks associated with the physical locations of our customers, assets and other contractual obligations, such as natural gas purchases and sales.

INTEREST RATE DERIVATIVES

We are exposed to interest rates primarily as a result of our current and expected use of financing. We periodically enter into interest rate derivative agreements intended to moderate our exposure to interest rates and to lower our overall costs of borrowing. We utilize interest rate swaps typically designated as fair value hedges, as a means to achieve our targeted level of variable rate debt as a percent of total debt. In addition, we may utilize interest rate swaps, which are typically designated as cash flow hedges, to lock in interest rates in anticipation of future financings.

Interest rate derivatives are utilized by the Sempra Utilities as well as by other Sempra Energy subsidiaries. Although the Sempra Utilities generally recover borrowing costs in rates over time, the use of interest rate derivatives is subject to certain regulatory constraints, and the impact of interest rate derivatives may not be recovered from customers as timely as described above with regard to natural gas derivatives. Accordingly, interest rate derivatives are generally accounted for as hedges at the Sempra Utilities, as at the rest of Sempra Energy's subsidiaries. Separately, Otay Mesa VIE has entered into interest rate swap agreements to moderate their exposure to interest rate changes.

The net notional amounts of our interest rate derivatives as of December 31, 2010 and 2009 were:

	December 31, 2010		December 31, 2009
(Dollars in millions)	Notional Debt	Maturities	Notional Debt	Maturities
Sempra Energy Consolidated(1)	$215-355	2011-2019	$75-355	2010-2019
SDG&E(1)	285-365	2019	285-375	2019
SoCalGas	150	2011	150	2011
(1)	Includes Otay Mesa VIE. All of SDG&E's interest rate derivatives relate to Otay Mesa VIE.

FINANCIAL STATEMENT PRESENTATION

The following table provides the fair values of derivative instruments, without consideration of margin deposits held or posted, on the Consolidated Balance Sheets as of December 31, 2010 and 2009:

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2010
								Deferred
								credits
		Current				Current		and other
		assets:				liabilities:		liabilities:
		Fixed-price		Investments		Fixed-price		Fixed-price
		contracts		and other		contracts		contracts
		and other		assets:		and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry		derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instruments		$3	$	―	$	―	$	―
SoCalGas:
Interest rate instruments		$3	$	―	$	―	$	―

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments(3)		$9		$22		$(25)		$(57)
Commodity contracts not subject to rate recovery		59		20		(44)		(34)
Associated offsetting commodity contracts		(2)		(8)		2		8
Commodity contracts subject to rate recovery		5		―		(43)		(27)
Associated offsetting commodity contracts		(37)		(26)		37		26
Total		$34		$8		$(73)		$(84)
SDG&E:
Interest rate instruments(3)	$	―	$	―		$(17)		$(41)
Commodity contracts not subject to rate recovery		1		―		―		―
Commodity contracts subject to rate recovery		2		―		(35)		(27)
Associated offsetting commodity contracts		(34)		(26)		34		26
Total		$(31)		$(26)		$(18)		$(42)
SoCalGas:
Commodity contracts not subject to rate recovery		$1	$	―	$	―	$	―
Commodity contracts subject to rate recovery		3		―		(3)		―
Associated offsetting commodity contracts		(3)		―		3		―
Total		$1	$	―	$	―	$	―

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS (Continued)
(Dollars in millions)
	December 31, 2009
								Deferred
								credits
		Current				Current		and other
		assets:				liabilities:		liabilities:
		Fixed-price		Investments		Fixed-price		Fixed-price
		contracts		and other		contracts		contracts
		and other		assets:		and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry		derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instruments		$12		$2	$	―	$	―
Commodity contracts not subject to rate recovery		1		―		―		―
Total		$13		$2	$	―	$	―
SoCalGas:
Interest rate instruments		$6		$2	$	―	$	―

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments(3)		$9		$15		$(25)		$(33)
Commodity contracts not subject to rate recovery		74		30		(64)		(42)
Associated offsetting commodity contracts		(34)		(6)		34		6
Commodity contracts subject to rate recovery		20		7		(20)		(13)
Associated offsetting commodity contracts		(14)		(9)		14		9
Total		$55		$37		$(61)		$(73)
SDG&E:
Interest rate instruments(3)	$	―	$	―		$(17)		$(26)
Commodity contracts subject to rate recovery		18		7		(13)		(9)
Associated offsetting commodity contracts		(13)		(9)		13		9
Total		$5		$(2)		$(17)		$(26)
SoCalGas:
Commodity contracts subject to rate recovery		$2	$	―		$(1)	$	―
Associated offsetting commodity contracts		(1)		―		1		―
Total		$1	$	―	$	―	$	―
(1)	Included in Current assets: Other for SoCalGas.
(2)	Included in Current liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E's amounts relate to Otay Mesa VIE.

The effects of derivative instruments designated as hedges on the Consolidated Statements of Operations for the years ended December 31, 2010 and 2009 were:

FAIR VALUE HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2010	2009
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense	$10	$19
Interest rate instruments	Other Income (Expense), Net	(11)	(11)
Total(1)		$(1)	$8
SoCalGas:
Interest rate instrument	Interest Expense	$6	$6
Interest rate instrument	Other Income, Net	(4)	(2)
Total(1)		$2	$4
(1)		There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.

CASH FLOW HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Pretax gain (loss) recognized in OCI					Gain (loss) reclassified from AOCI into earnings
	(effective portion)					(effective portion)
	Years ended December 31,					Years ended December 31,
		2010		2009	Location	2010	2009
Sempra Energy Consolidated:
Interest rate instruments(1)	$	―	$	―	Interest Expense	$(12)	$(2)
Interest rate instruments		―		13	Other Income (Expense), Net(2)	10	3
Interest rate instruments		2		―	Equity Earnings, Net of Income Tax	(1)	―
Commodity contracts not subject					Revenues: Sempra Global
to rate recovery		―		17	and Parent	―	22
Commodity contracts not subject					Cost of Natural Gas, Electric
to rate recovery		―		―	Fuel and Purchased Power	―	(16)
Commodity contracts not subject
to rate recovery		―		1	Other Operation and Maintenance	―	2
Commodity contracts not subject					Equity Earnings (Losses): RBS
to rate recovery		1		37	Sempra Commodities LLP	21	7
Total		$3		$68		$18	$16
SDG&E:
Interest rate instruments(1)	$	―	$	―	Interest Expense	$(7)	$3
Commodity contracts not subject
to rate recovery		―		―	Operation and Maintenance	―	1
Total	$	―	$	―		$(7)	$4
SoCalGas:
Interest rate instrument	$	―	$	―	Interest Expense	$(5)	$(4)
Commodity contracts not subject
to rate recovery		―		1	Operation and Maintenance	―	1
Total	$	―		$1		$(5)	$(3)
(1)	Amounts include Otay Mesa VIE. All of SDG&E's 2010 interest rate derivative activity relates to Otay Mesa VIE.
(2)	Gains reclassified into earnings in 2009 due to changes in cash requirements and associated impacts on forecasted interest payments, primarily related to distributions received from RBS Sempra Commodities. See Note 4.

Sempra Energy expects that losses of  $10 million, which are net of income tax benefit, that are currently recorded in Accumulated Other Comprehensive Income (Loss) related to cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings. Actual amounts ultimately reclassified to earnings depend on the commodity prices and interest rates in effect when derivative contracts that are currently outstanding mature.

SDG&E and SoCalGas expect that losses of  $4 million and  $2 million, respectively, which are net of income tax benefit, that are currently recorded in Accumulated Other Comprehensive Income (Loss) related to these cash flow hedges will be reclassified into earnings during the next twelve months as the hedged items affect earnings.

Hedge Ineffectiveness

We recorded negligible hedge ineffectiveness in 2010 and 2009. Following is a summary of the hedge ineffectiveness losses in 2008 for Sempra Energy. Information related to the Sempra Utilities is noted separately within the table:

(Dollars in millions)	Year ended December 31, 2008
Commodity hedges(1):
Cash flow hedges	$(3)
Fair value hedges	(9)
Total unrealized losses	(12)
Interest rate hedges(2):
Cash flow hedges held by SDG&E(3)	(1)
Total unrealized losses	(1)
Total ineffectiveness losses	$(13)
(1)	For commodity derivative instruments, we record ineffectiveness losses in Revenues from Sempra Global and Parent on the Consolidated Statements of Operations.
(2)	For interest rate swap instruments, all companies record ineffectiveness losses in Other Income (Expense), Net on the Consolidated Statements of Operations.
(3)	These losses are associated with Otay Mesa VIE.

For commodity derivative instruments designated as fair value hedges,

  the ineffectiveness losses relate to hedges of commodity inventory.

For commodity derivative instruments designated as cash flow hedges,

  the ineffectiveness amounts relate to hedges of natural gas purchases and sales related to transportation and storage capacity arrangements.

These commodity derivative instruments were held by our commodities-marketing businesses.

The effects of derivative instruments not designated as hedging instruments on the Consolidated Statements of Operations for the years ended December 31, 2010 and 2009 were:

UNDESIGNATED DERIVATIVE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2010	2009
Sempra Energy Consolidated:
Interest rate instruments(1)	Other Income (Expense), Net	$(34)		$30
Commodity contracts not subject
to rate recovery	Revenues: Sempra Global and Parent	47		47
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power	(29)		(39)
Commodity contracts not subject
to rate recovery	Other Operation and Maintenance	2		―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(102)		(54)
Commodity contracts subject
to rate recovery	Cost of Natural Gas	(5)		(5)
Commodity contracts subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power	(4)		(5)
Total		$(125)		$(26)
SDG&E:
Interest rate instruments(1)	Other Income (Expense), Net	$(34)		$27
Commodity contracts not subject
to rate recovery	Operation and Maintenance	1		―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(102)		(54)
Total		$(135)		$(27)
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance	$1	$	―
Commodity contracts subject
to rate recovery	Cost of Natural Gas	(5)		(5)
Total		$(4)		$(5)
(1)		Related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.

CONTINGENT FEATURES

For Sempra Energy and SDG&E, certain of our derivative instruments contain credit limits which vary depending upon our credit ratings. Generally, these provisions, if applicable, may reduce our credit limit if a specified credit rating agency reduces our ratings. In certain cases, if our credit ratings were to fall below investment grade, the counterparty to these derivative liability instruments could request immediate payment or demand immediate and ongoing full collateralization.

For Sempra Energy, the total fair value of this group of derivative instruments in a net liability position at December 31, 2010 is  $5 million. As of December 31, 2010, if the credit ratings of Sempra Energy were reduced below investment grade,  $5 million of additional assets could be required to be posted as collateral for these derivative contracts.

For SDG&E, the total fair value of this group of derivative instruments in a net liability position at December 31, 2010 is  $2 million. As of December 31, 2010, if the credit ratings of SDG&E were reduced below investment grade,  $2 million of additional assets could be required to be posted as collateral for these derivative contracts.

For Sempra Energy, SDG&E, PE and SoCalGas, some of our derivative contracts contain a provision that would permit the counterparty, in certain circumstances, to request adequate assurance of our performance under the contracts. Such additional assurance, if needed, is not material and is not included in the amounts above.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Fair Value Measurements

NOTE 11. FAIR VALUE MEASUREMENTS

Fair Value of Financial Instruments

The fair values of certain of our financial instruments (cash, temporary investments, accounts and notes receivable, dividends and accounts payable, short-term debt and customer deposits) approximate their carrying amounts. The following table provides the carrying amounts and fair values of the remaining financial instruments at December 31:

FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2010		December 31, 2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$28	$58	$34	$59
Total long-term debt(2)	8,330	8,883	8,004	8,572
Due to unconsolidated affiliate(3)	2	2	2	2
Preferred stock of subsidiaries	179	166	179	156
SDG&E:
Total long-term debt(4)	$3,305	$3,300	$2,652	$2,808
Contingently redeemable preferred stock	79	78	79	76
PE and SoCalGas:
Total long-term debt(5)	$1,566	$1,638	$1,270	$1,356

PE:
Preferred stock	$80	$68	$80	$61
Preferred stock of subsidiary	20	20	20	19

SoCalGas:
Preferred stock	$22	$21	$22	$20
(1)	We discuss our investments in affordable housing partnerships in Note 4.
(2)	Before reductions for unamortized discount of $22 million at December 31, 2010 and $17 million at December 31, 2009, and excluding capital leases of $221 million at December 31, 2010 and $46 million at December 31, 2009, and commercial paper classified as long-term debt of $800 million at December 31, 2010. We discuss our long-term debt in Note 5.
(3)	Note payable to Chilquinta Energía due April 1, 2011 is included in Due to Unconsolidated Affiliates, Current at December 31, 2010.
(4)	Before reductions for unamortized discount of $9 million at December 31, 2010 and $4 million at December 31, 2009, and excluding capital leases of $202 million at December 31, 2010 and $20 million at December 31, 2009.
(5)	Before reductions for unamortized discount of $3 million at December 31, 2010 and $2 million at December 31, 2009, and excluding capital leases of $19 million at December 31, 2010 and $26 million at December 31, 2009.

Sempra Energy based the fair values of investments in affordable housing partnerships on the present value of estimated future cash flows, discounted at rates available for similar investments. All entities based the fair values of long-term debt and preferred stock on their quoted market prices or quoted market prices for similar securities.

Derivative Positions Net of Cash Collateral

Each Consolidated Balance Sheet reflects the offsetting of net derivative positions with fair value amounts for cash collateral with the same counterparty when management believes a legal right of offset exists.

The following table provides the amount of fair value of cash collateral receivables that were not offset in the Consolidated Balance Sheets as of December 31, 2010 and 2009:

	December 31,
(Dollars in millions)	2010	2009
Sempra Energy Consolidated	$32	$36
SDG&E	25	30
SoCalGas	3	5

Fair Value Hierarchy

We discuss the valuation techniques we use to measure fair value and the definition of the three levels of the fair value hierarchy in Note 1 under "Fair Value Measurements."

The three tables below, by level within the fair value hierarchy, set forth our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2010 and 2009. We also discuss our financial assets and liabilities recorded at fair value on a non-recurring basis. We classify financial assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities, and their placement within the fair value hierarchy levels.

The fair value of commodity derivative assets and liabilities is determined in accordance with our netting policy, as discussed above under "Derivative Positions Net of Cash Collateral."

The determination of fair values, shown in the tables below, incorporates various factors, including but not limited to, the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests).

Our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2010 and 2009 in the tables below include the following:

  Nuclear decommissioning trusts reflect the assets of SDG&E's nuclear decommissioning trusts, excluding cash balances, as we discuss in Note 6. The trust assets are valued by a third party trustee. The trustee obtains prices from pricing services that are derived from observable data. We monitor the prices supplied by pricing services by validating pricing with other sources of data.
  Investments include marketable securities and are primarily priced based on observable interest rates for similar instruments actively trading in the marketplace.

  Commodity and other derivative positions, which include other interest rate management instruments, are entered into primarily as a means to manage price exposures. We use market participant assumptions to price these derivatives. Market participant assumptions include those about risk, and the risk inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable.

RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2010
								Collateral
		Level 1		Level 2		Level 3		Netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$460	$	―	$	―	$	―	$460
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		144		30		―		―	174
Municipal bonds		―		100		―		―	100
Other securities		―		25		―		―	25
Total debt securities		144		155		―		―	299
Total nuclear decommissioning trusts(1)		604		155		―		―	759
Interest rate instruments		―		34		―		―	34
Commodity contracts subject to rate recovery		25		1		2		―	28
Commodity contracts not subject to rate recovery		9		66		―		(22)	53
Investments		1		―		―		―	1
Total		$639		$256		$2		$(22)	$875
Liabilities:
Interest rate instruments	$	―		$82	$	―	$	―	$82
Commodity contracts subject to rate recovery		60		8		―		(60)	8
Commodity contracts not subject to rate recovery		―		67		―		―	67
Total		$60		$157	$	―		$(60)	$157

	At fair value as of December 31, 2009
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$421	$	―	$	―	$	―	$421
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		111		39		―		―	150
Municipal bonds		―		85		―		―	85
Other securities		―		13		―		―	13
Total debt securities		111		137		―		―	248
Total nuclear decommissioning trusts(1)		532		137		―		―	669
Interest rate instruments		―		38		―		―	38
Commodity contracts subject to rate recovery		32		3		10		―	45
Commodity contracts not subject to rate recovery		7		62		―		(40)	29
Investments		1		―		―		―	1
Total		$572		$240		$10		$(40)	$782
Liabilities:
Interest rate instruments	$	―		$59	$	―	$	―	$59
Commodity contracts subject to rate recovery		9		9		―		(9)	9
Commodity contracts not subject to rate recovery		―		65		―		―	65
Total		$9		$133	$	―		$(9)	$133
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	At fair value as of December 31, 2010
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$460	$	―	$	―	$	―	$460
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		144		30		―		―	174
Municipal bonds		―		100		―		―	100
Other securities		―		25		―		―	25
Total debt securities		144		155		―		―	299
Total nuclear decommissioning trusts(1)		604		155		―		―	759
Commodity contracts subject to rate recovery		24		―		2		―	26
Commodity contracts not subject to rate recovery		2		―		―		―	2
Total		$630		$155		$2	$	―	$787

Liabilities:
Interest rate instruments	$	―		$58	$	―	$	―	$58
Commodity contracts subject to rate recovery		60		2		―		(60)	2
Total		$60		$60	$	―		$(60)	$60

	At fair value as of December 31, 2009
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$421	$	―	$	―	$	―	$421
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		111		39		―		―	150
Municipal bonds		―		85		―		―	85
Other securities		―		13		―		―	13
Total debt securities		111		137		―		―	248
Total nuclear decommissioning trusts(1)		532		137		―		―	669
Commodity contracts subject to rate recovery		29		2		10		―	41
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$562		$139		$10	$	―	$711

Liabilities:
Interest rate instruments	$	―		$43	$	―	$	―	$43
Commodity contracts subject to rate recovery		9		―		―		(9)	―
Total		$9		$43	$	―		$(9)	$43
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2010
							Collateral
		Level 1	Level 2		Level 3		netted	Total
Assets:
Interest rate instruments	$	―	$3	$	―	$	―	$3
Commodity contracts subject to rate recovery		1	1		―		―	2
Commodity contracts not subject to rate recovery		3	―		―		―	3
Total		$4	$4	$	―	$	―	$8

	At fair value as of December 31, 2009
							Collateral
		Level 1	Level 2		Level 3		netted	Total
Assets:
Interest rate instruments	$	―	$8	$	―	$	―	$8
Commodity contracts subject to rate recovery		3	1		―		―	4
Commodity contracts not subject to rate recovery		3	―		―		―	3
Total		$6	$9	$	―	$	―	$15

There were no transfers into or out of Level 1 or Level 2 for Sempra Energy Consolidated, SDG&E or SoCalGas during the periods presented.

Level 3 Information

The following table sets forth reconciliations of changes in the fair value of net trading and other derivatives classified as Level 3 in the fair value hierarchy:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Sempra Energy Consolidated			SDG&E
	Years ended December 31,			Years ended December 31,
	2010	2009	2008	2010	2009	2008
Balance as of January 1	$10	$27	$401	$10	$27	$7
Realized and unrealized gains (losses)	(16)	(31)	(79)	(16)	(31)	3
Allocated transmission instruments	8	15	17	8	15	17
Purchases and issuances	―	―	24	―	―	―
Settlements	―	(1)	―	―	(1)	―
Sale of the commodities-marketing businesses	―	―	(336)	―	―	―
Balance as of December 31	$2	$10	$27	$2	$10	$27
Change in unrealized gains or losses relating to
instruments still held at December 31	$(9)	$(16)	$27	$(9)	$(16)	$27

There were no transfers in or out of Level 3 during the periods presented.

Gains and losses (realized and unrealized) for Level 3 recurring items at Sempra Energy Consolidated in 2008 were primarily related to the commodities-marketing businesses and were included in Revenues from Sempra Global and Parent on the Consolidated Statements of Operations for the three months ended March 31, 2008. With the sale of these businesses on April 1, 2008, Level 3 recurring activity was substantially reduced.

SDG&E's Level 3 recurring items are related to CRRs. These instruments are recorded at fair value based on the most current annual auction prices published by the California Independent System Operator (ISO). The earnings impact of CRRs are deferred and recorded in regulatory accounts to the extent they are recoverable or refundable through rates. Upon settlement, CRRs are included in Cost of Electric Fuel and Purchased Power on the Consolidated Statements of Operations for each of the three years in the period ended December 31, 2010.

Non-Recurring Fair Value Measures – Sempra Energy Consolidated

We discuss non-recurring fair value measures and the associated accounting impact on our investments in RBS Sempra Commodities and Argentina in Note 4.

PREFERRED STOCK	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Preferred Stock

NOTE 12. PREFERRED STOCK

The table below shows the details of preferred stock for SDG&E, PE and SoCalGas.

PREFERRED STOCK

	Call/
	Redemption	December 31,
	Price	2010	2009
		(in millions)
Contingently redeemable:
SDG&E:
$20 par value, authorized 1,375,000 shares:
5% Series, 375,000 shares outstanding	$24.00	$8	$8
4.5% Series, 300,000 shares outstanding	$21.20	6	6
4.4% Series, 325,000 shares outstanding	$21.00	7	7
4.6% Series, 373,770 shares outstanding	$20.25	7	7
Without par value:
$1.70 Series, 1,400,000 shares outstanding	$25.255	35	35
$1.82 Series, 640,000 shares outstanding	$26.00	16	16
SDG&E - Total contingently redeemable preferred stock		79	79
Sempra Energy - total preferred stock of subsidiary,
contingently redeemable		$79	$79

PE:
Without par value, authorized 15,000,000 shares:
$4.75 Dividend, 200,000 shares outstanding	$100.00	$20	$20
$4.50 Dividend, 300,000 shares outstanding	$100.00	30	30
$4.40 Dividend, 100,000 shares outstanding	$101.50	10	10
$4.36 Dividend, 200,000 shares outstanding	$101.00	20	20
$4.75 Dividend, 253 shares outstanding	$101.00	―	―
Total preferred stock of PE		80	80
SoCalGas:
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding		3	3
6% Series A, 783,032 shares outstanding		19	19
Total preferred stock of SoCalGas		22	22
Less: 50,970 shares of the 6% Series outstanding owned by PE		(2)	(2)
PE - total preferred stock of subsidiary		20	20

Sempra Energy - total preferred stock of subsidiaries		$100	$100

Following are the attributes of each company's preferred stock. No amounts currently outstanding are subject to mandatory redemption.

SDG&E

  All outstanding series are callable.
  The  $20 par value preferred stock has two votes per share on matters being voted upon by shareholders of SDG&E and a liquidation preference at par plus any unpaid dividends.
  All outstanding series of SDG&E's preferred stock have cumulative preferences as to dividends.
  The no-par-value preferred stock is nonvoting and has a liquidation preference of  $25 per share plus any unpaid dividends.

  SDG&E is authorized to issue 10 million shares of no-par-value preferred stock (both subject to and not subject to mandatory redemption).

SDG&E is currently authorized to issue up to 25 million shares of an additional class of preference shares designated as "Series Preference Stock." The Series Preference Stock is in addition to the Cumulative Preferred Stock, Preference Stock (Cumulative) and Common Stock that SDG&E was otherwise authorized to issue, and when issued would rank junior to the Cumulative Preferred Stock and Preference Stock (Cumulative). The stock's rights, preferences and privileges would be established by the board of directors at the time of issuance.

SDG&E's outstanding preferred securities are classified as contingently redeemable because they contain a contingent redemption feature that allows the holder to elect a majority of SDG&E's board of directors if dividends are not paid for eight consecutive quarters, and such a redemption triggering event is not solely within the control of SDG&E. They are therefore presented separate from and outside of equity in a manner consistent with temporary equity.

Pacific Enterprises

  Outstanding PE preferred stock is subject to redemption at PE's option at any time with at least 30 days' notice at the applicable redemption price for each series plus any unpaid dividends.

  All outstanding series have one vote per share, cumulative preferences as to dividends, and liquidation preferences of  $100 per share plus any unpaid dividends.

PE currently is authorized to issue 10 million shares of series preferred stock, less currently outstanding shares, and 5 million shares of Class A series preferred stock, both without par value and with cumulative preferences as to dividends and liquidation value. Class A series preferred stock, when issued, would rank junior to other series of preferred stock. Other rights and privileges of the stock would be established by the board of directors at the time of issuance.

SOCALGAS

  None of SoCalGas' outstanding preferred stock is callable.

  All outstanding series have one vote per share, cumulative preferences as to dividends and liquidation preferences of  $25 per share plus any unpaid dividends.

SoCalGas currently is authorized to issue 5 million shares of series preferred stock and 5 million shares of preference stock, both without par value and with cumulative preferences as to dividends and liquidation value. The preference stock would rank junior to all series of preferred stock. Other rights and privileges of the stock would be established by the board of directors at the time of issuance.

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity And Earnings Per Share

NOTE 13. SEMPRA ENERGY - SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE

The following table provides the per share computations for our earnings for the years ended December 31. Basic earnings per common share (EPS) is calculated by dividing earnings applicable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

EARNINGS PER SHARE COMPUTATIONS
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2010	2009	2008
Numerator:
Earnings/Income attributable to common shareholders	$739	$1,119	$1,113

Denominator:
Weighted-average common shares outstanding for basic EPS	244,736	243,339	247,387
Dilutive effect of stock options, restricted stock awards and
restricted stock units	3,206	4,045	3,772
Weighted-average common shares outstanding for diluted EPS	247,942	247,384	251,159

Earnings per share:
Basic	$3.02	$4.60	$4.50
Diluted	$2.98	$4.52	$4.43

The dilution from common stock options is based on the treasury stock method. Under this method, proceeds based on the exercise price plus unearned compensation and windfall tax benefits and minus tax shortfalls are assumed to be used to repurchase shares on the open market at the average market price for the year. The windfall tax benefits are tax deductions we would receive upon the assumed exercise of stock options in excess of the deferred income taxes we recorded related to the compensation expense on the stock options. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. The calculation excludes options for which the exercise price on common stock was greater than the average market price during the year. We had 2,138,800, 1,504,250 and 1,496,500 of such excluded stock options outstanding during 2010, 2009 and 2008, respectively.

During 2010, we had 9,900 stock options outstanding that were antidilutive because of the unearned compensation and windfall tax benefits included in the assumed proceeds under the treasury stock method. There were no such antidilutive stock options outstanding during 2009 or 2008.

The dilution from unvested restricted stock awards and units is also based on the treasury stock method. Assumed proceeds equal to the unearned compensation and windfall tax benefits and minus tax shortfalls related to the awards are assumed to be used to repurchase shares on the open market at the average market price for the year. The windfall tax benefits or tax shortfalls are the difference between tax deductions we would receive upon the assumed vesting of restricted stock awards and units and the deferred income taxes we recorded related to the compensation expense on the restricted stock awards and units. We had 1,009 restricted stock awards and units outstanding that were antidilutive during 2008. There were no such anti-dilutive restricted stock awards or units in 2010 or 2009.

We are authorized to issue 750,000,000 shares of no-par-value common stock. In addition, we are authorized to issue 50,000,000 shares of preferred stock having rights, preferences and privileges that would be established by the Sempra Energy board of directors at the time of issuance.

Shares of common stock held by the ESOP were 504,440; 868,173 and 1,177,196 at December 31, 2010, 2009 and 2008, respectively. These shares are unallocated and therefore excluded from the computation of EPS.

Excluding shares held by the ESOP, common stock activity consisted of the following:

COMMON STOCK ACTIVITY

	2010	2009	2008
Common shares outstanding, January 1	246,507,865	243,324,281	261,214,009
Savings plan issuance	560,600	1,021,023	―
Shares released from ESOP	363,733	309,023	310,850
Stock options exercised	912,725	1,835,184	683,858
Restricted stock issuances	―	37,233	4,002
Common stock investment plan(1)	217,772	381,167	1,508
Shares repurchased	(8,108,579)	(396,046)	(18,841,287)
Shares forfeited and other	(6,700)	(4,000)	(48,659)
Common shares outstanding, December 31	240,447,416	246,507,865	243,324,281
(1)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

Our board of directors has the discretion to determine the payment and amount of future dividends.

COMMON STOCK REPURCHASE PROGRAMS

On September 11, 2007, our board of directors authorized the repurchase of additional shares of our common stock provided that the amounts expended for such purposes did not exceed the greater of  $2 billion or amounts expended to purchase no more than 40 million shares. Purchases may include open-market and negotiated transactions, structured purchase arrangements, and tender offers.

In April 2008, we entered into a Collared Accelerated Share Acquisition Program under which we prepaid  $1 billion to repurchase shares of our common stock to be delivered later in 2008 in a share forward transaction. Our outstanding shares used to calculate earnings per share were reduced by the number of shares repurchased when they were delivered to us, and the  $1 billion purchase price was recorded as a reduction in shareholders' equity upon its prepayment. We received 18,416,241 shares under the program during 2008 based on a final weighted average price of  $54.30 per share.

In September 2010, we entered into a Collared Accelerated Share Acquisition Program under which we prepaid  $500 million to repurchase shares of our common stock in a share forward transaction. The total number of shares purchased (subject to a minimum of 8,078,000 shares and maximum of 10,321,889 shares) will be determined by dividing the  $500 million purchase price by the volume-weighted average trading prices of shares of our common stock during a valuation period, minus a fixed discount and subject to a minimum and maximum price set during a hedging period. We expect the program to be completed in the first quarter of 2011.

Our outstanding shares used to calculate earnings per share are reduced by the number of shares repurchased when they are delivered to us, and the  $500 million purchase price was recorded as a reduction in shareholders' equity upon its prepayment. We received 5,670,006 shares in September 2010, and 2,407,994 shares in October 2010. We will receive any additional repurchased shares above the minimum at the end of the valuation period, which will continue until the program is completed.

These share repurchase programs are unrelated to share-based compensation as described in Note 9.

ELECTRIC INDUSTRY REGULATION	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Electric Industry Regulation

NOTE 14. ELECTRIC INDUSTRY REGULATION

Background

California's legislative response to the 2000 - 2001 energy crisis resulted in the DWR purchasing a substantial portion of power for California's electricity users. In 2001, the DWR entered into long-term contracts with suppliers, including Sempra Generation, to provide power for the utility procurement customers of each of the California investor-owned utilities (IOUs), including SDG&E. The CPUC allocates the power and its administrative responsibility, including collection of power contract costs from utility customers, among the IOUs. Effective in 2003, the IOUs resumed responsibility for electric commodity procurement above their allocated share of the DWR's long-term contracts.

Power Procurement and Resource Planning

Effective in 2003, the CPUC:

  directed the IOUs, including SDG&E, to resume electric commodity procurement to cover their net short energy requirements, which are the total customer energy requirements minus supply from resources owned, operated or contracted;
  implemented legislation regarding procurement and renewable energy portfolio standards; and

  established a process for review and approval of the utilities' long-term resource and procurement plans.

This process is intended to identify anticipated needs for generation and transmission resources in order to support transmission grid reliability and to better serve customers.

Sunrise Powerlink Electric Transmission Line

SDG&E commenced construction on the Sunrise Powerlink in the fall of 2010. The Sunrise Powerlink is a new 117-mile, 500-kilovolt (kV) electric transmission line that is being built between the Imperial Valley and the San Diego region, along a route that generally runs south of the Anza-Borrego Desert State Park. This project is designed to provide 1,000 MW of increased import capability into the San Diego area, and the CPUC has established a cost cap of  $1.9 billion for the project, including approximately  $190 million for environmental mitigation costs. The current project plan provides for the transmission line to be completed and in-service in the second half of 2012.

The Sunrise Powerlink project was originally approved by the CPUC in December 2008, including approval of the environmental impact review conducted jointly with the Bureau of Land Management (BLM). The BLM issued its decision approving the project, route and environmental review in January 2009. The original CPUC decision requires SDG&E to adhere to the following commitments:

  not to contract, for any length of term, with conventional coal generators to deliver power via the Sunrise Powerlink;
  if any currently approved renewable energy contract that is deliverable via the Sunrise Powerlink fails, to replace it with a viable contract with a renewable generator located in the Imperial Valley region; and

  to voluntarily raise SDG&E's Renewables Portfolio Standard Program goal (discussed below under "Renewable Energy") to 33 percent by 2020.

In February 2011, the California Supreme Court denied a petition filed jointly by the Utility Consumers' Action Network (UCAN) and the Center for Biological Diversity/Sierra Club (CBD). The petition, filed after an August 2009 CPUC decision denying their applications for rehearing, challenged the CPUC's decision with regard to implementation of the California Environmental Quality Act (CEQA). In addition, in August 2010 the California Court of Appeal denied a petition previously filed by UCAN with the Court of Appeal challenging the CPUC decision on other legal grounds.

In 2009 and 2010, the Interior Board of Land Appeals (IBLA) denied two appeals challenging the BLM's decision that had been filed in March 2009 by individuals and a community organization.

In October 2010, the Federal District Court in San Diego, California granted SDG&E's motion to dismiss in its entirety for lack of standing a lawsuit seeking declaratory and injunctive relief regarding Sunrise Powerlink, filed in February 2010 by the opponents who filed the BLM appeals. The complaint alleged that the BLM failed to properly assess the environmental impacts of the approved Sunrise Powerlink route and the related potential development of renewable resources in east San Diego County and Imperial County. The complaint requested a declaration that the BLM violated federal law in approving Sunrise Powerlink and an injunction against any construction activities. Following the Court's dismissal of the original complaint, the plaintiffs filed an amended complaint in November 2010. SDG&E and the plaintiffs have filed separate motions with the Court for summary judgment of the amended complaint.

The CPUC and BLM jointly approved the final Project Modification Report for Sunrise Powerlink in September 2010, accepting all of the proposed modifications to the approved route and finding that no additional environmental studies are required. In December 2010, the IBLA dismissed an appeal challenging the BLM's approval of the Project Modification Report. The appeal, which also included a motion for a stay of construction of the project, had been filed in October 2010 by the plaintiffs in the pending BLM federal court lawsuit.

The United States Forest Service (USFS) issued a decision, in October 2010, rejecting all pending appeals and reaffirming its July 2010 decision approving the segment of Sunrise Powerlink's route within its jurisdiction. The USFS issued a special use permit to SDG&E in December 2010, which allows SDG&E to begin construction on USFS land. Also in the fourth quarter of 2010, the CPUC issued certain notices to proceed, clearing the way for SDG&E to begin construction.

In January 2011, project opponents filed a lawsuit in Federal District Court in San Diego, California alleging that the federal approvals for construction of the project on USFS land violated the National Environmental Policy Act (NEPA) and other federal environmental laws. The lawsuit asks the Court for injunctive relief preventing the USFS and the BLM from approving any ongoing or future construction activities.

On February 7, 2011, opponents of the Sunrise Powerlink filed a lawsuit in California Superior Court in Sacramento, California against the State Water Resources Control Board and SDG&E alleging that the water permit issued by the Board under the Federal Clean Water Act violated CEQA. The complaint seeks to have the permit set aside and requests an injunction be issued.

Sunrise Powerlink costs will be recovered in SDG&E's Electric Transmission Formula Rate, where SDG&E must demonstrate to the Federal Energy Regulatory Commission (FERC) that such costs were prudently incurred. The total amount invested by SDG&E in the Sunrise Powerlink project as of December 31, 2010 was  $613 million, which is included in Property, Plant and Equipment on the Consolidated Balance Sheets of Sempra Energy and SDG&E.

Renewable Energy

Certain California electric retail sellers, including SDG&E, are required to deliver 20 percent of their retail energy sales from renewable energy sources. The rules governing this requirement, administered by both the CPUC and the California Energy Commission (CEC), are known as the Renewables Portfolio Standard (RPS) Program. In September 2009, the Governor of California issued an Executive Order which set a target for each California utility to procure 33 percent of their annual electric energy requirements from renewable energy sources by 2020. This Executive Order designates the California Air Resources Board (CARB) as the agency responsible for establishing the compliance rules and regulations under CARB's Assembly Bill 32 authority to regulate greenhouse gas emissions. In September 2010, CARB adopted a requirement known as the California Renewable Energy Standard (RES), which obligates California utilities to procure 33 percent of their annual electric energy requirements from renewable energy sources by 2020. CARB has not yet issued the final version of formal regulations articulating the requirement, nor detailed how the RES will be implemented.

In 2008, the CPUC issued a decision defining flexible compliance mechanisms that can be used to defer compliance with or meet the RPS Program mandates in 2010 and beyond. The decision established that a finding by the CPUC of insufficient transmission is a permissible reason to defer compliance with the RPS Program mandates. This decision also confirmed that any renewable energy procured in excess of the established targets for prior years, currently and in the future, could be applied to any procurement shortfalls in the years 2010 and beyond.

SDG&E continues to procure renewable energy supplies to achieve the RPS Program goals and the Executive Order/RES requirements. A substantial number of these supply contracts, however, are contingent upon many factors, including:

  access to electric transmission infrastructure (including SDG&E's Sunrise Powerlink transmission line);
  timely regulatory approval of contracted renewable energy projects;
  the renewable energy project developers' ability to obtain project financing and permitting; and

  successful development and implementation of the renewable energy technologies.

SDG&E satisfied its RPS procurement obligations in 2010 through a combination of contracted deliveries and application of flexible compliance. SDG&E believes it will be able to maintain compliance with the RPS Program requirements based on its contracting activity and application of the flexible compliance mechanisms. SDG&E regularly reports the results of its RPS procurement to the CEC and CPUC. SDG&E's failure to comply with the RPS Program requirements could subject it to a CPUC-imposed penalty of 5 cents per kilowatt hour of renewable energy under-delivery up to a maximum penalty of  $25 million per year. A determination regarding RES compliance is not possible at this time, as program details are not yet known.

Solar Photovoltaic Program

The CPUC issued a decision in September 2010 approving a new solar photovoltaic (PV) program for SDG&E. Under the adopted program, SDG&E may develop up to 100 MW of solar PV in its service area, consisting of up to 26 MW of utility owned generation and up to 74 MW of purchased power from independent producers. Individual project size may range up to 5 MW. Over the 5-year program, SDG&E will be allowed to spend up to  $100 million in capital costs for the systems it owns, based on an overall cost cap of  $3.50 per watt, including a 10-percent contingency factor. A cost cap of  $235 per MWh will apply to purchased power under the program.

East County Substation

In August 2009, SDG&E filed an application with the CPUC for authorization to proceed with the East County Substation Project, which will include construction of a new 500/230/138-kV substation, rebuilding of the existing Boulevard Substation and construction of a new 138-kV transmission line connecting the two substations. The project, estimated to cost approximately  $280 million, would allow interconnections from new renewable-generation sources and enhance the reliability of electric service to a number of communities. The CPUC and BLM published their draft joint environmental impact report and environmental impact statement in December 2010. A CPUC decision on this project is expected in 2011.

San Onofre Nuclear Generating Station (SONGS)

Edison (78.21%), SDG&E (20%) and the city of Riverside (1.79%) jointly own SONGS. Edison is in the process of replacing the steam generator for Unit 3 at SONGS, which it expects to complete in the first quarter of 2011. Edison replaced the steam generator in Unit 2 in 2010. Total estimated project capital expenditure for both units, in 2004 dollars, is  $671 million, excluding AFUDC. SDG&E's current expected share is  $171 million, of which it has incurred  $145 million through December 31, 2010, and there are  $7 million of firm commitments at December 31, 2010. The CPUC has approved SDG&E's participation in the replacement project as well as providing SDG&E with full recovery of current operating and maintenance costs via balancing account treatment.

Spent Nuclear Fuel

SONGS owners are responsible for interim storage of spent nuclear fuel generated at SONGS until the DOE accepts it for final disposal. Spent nuclear fuel has been stored in the SONGS Units 1, 2 and 3 spent fuel pools and in the ISFSI. Movement of all Unit 1 spent fuel to the ISFSI was completed in 2005.

  Spent fuel for Unit 2 is being stored in both the Unit 2 spent fuel pool and the ISFSI.

  Spent fuel for Unit 3 is being stored in both the Unit 3 spent fuel pool and the ISFSI.

A second ISFSI pad, completed in 2009, will provide sufficient storage capacity to allow for the continued operation of SONGS through 2022.

SEMPRA UTILITIES' REGULATORY MATTERS	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Sempra Utilities' Regulatory Matters

NOTE 15. OTHER REGULATORY MATTERS

General Rate Case (GRC)

The CPUC uses a general rate case proceeding to prospectively set rates sufficient to allow the Sempra Utilities to recover their reasonable cost of operations and to provide the opportunity to realize an acceptable rate of return on their investment. In December 2010, the Sempra Utilities filed their 2012 General Rate Case (GRC) applications to establish their authorized 2012 revenue requirements and the ratemaking mechanisms by which those requirements will change on an annual basis over the subsequent three-year (2013-2015) period. Fuel purchased to supply power plants, purchased power and natural gas costs are not included in the applications. In its request, SDG&E is seeking an increase of  $253 million ( $39 million for natural gas operations, and  $214 million for electric operations) in 2012, relative to its authorized revenue requirement in 2011. SoCalGas is seeking an increase of  $280 million in 2012.

Certain provisions of the Tax Relief, Unemployment Insurance Reauthorization and Job Creation Act of 2010 provide for companies to elect to deduct bonus depreciation for certain investments made after September 8, 2010 through December 31, 2012. This bonus depreciation will reduce SDG&E's and SoCalGas' rate base below the level included in the applications, and therefore reduce the amount of the increase requested by SDG&E and SoCalGas. Both SDG&E and SoCalGas will be advising the CPUC of the impact of the bonus depreciation in early 2011.

We expect final CPUC decisions in late 2011, with changes in rates to become effective on January 1, 2012.

Utility Incentive Mechanisms

The CPUC applies performance-based measures and incentive mechanisms to all California utilities. Under these, the Sempra Utilities have earnings potential above authorized base margins if they achieve or exceed specific performance and operating goals. Generally, for performance-based awards, if performance is above or below specific benchmarks, the utility is eligible for financial awards or subject to financial penalties. There are four general areas that operate under an incentive structure:

  operational incentives
  energy efficiency/demand side management
  natural gas procurement

  unbundled natural gas storage and system operator hub services

Incentive awards are included in our earnings when we receive any required CPUC approval of the award. We would record penalties for results below the specified benchmarks in earnings when we believe it is more likely than not that the CPUC would assess a penalty.

We provide a summary of the incentive awards recognized below.

UTILITY INCENTIVE AWARDS 2008-2010
(Dollars in millions)
	Years ended December 31,
	2010	2009		2008
Sempra Energy Consolidated
Energy efficiency and demand side management	$15		$2	$28
Unbundled natural gas storage and hub services	15		19	15
Natural gas procurement	12		7	12
Operational incentives	1		1	12
Total awards	$43		$29	$67
SDG&E
Energy efficiency and demand side management	$5	$	―	$23
Natural gas procurement	―		―	3
Operational incentives	1		1	10
Total awards	$6		$1	$36
SoCalGas
Energy efficiency and demand side management	$10		$2	$5
Unbundled natural gas storage and hub services	15		19	15
Natural gas procurement	12		7	9
Operational incentives	―		―	2
Total awards	$37		$28	$31

Energy Efficiency and Demand Side Management

The CPUC established incentive mechanisms that are based on the effectiveness of energy efficiency and demand side management programs. In December 2009, the CPUC awarded  $0.3 million and  $2.1 million, net of a 35 percent holdback pending a final true-up in 2010, to SDG&E and SoCalGas, respectively, for their performance during the 2006 – 2008 program period. In February 2010, the Sempra Utilities filed a petition with the CPUC to correct errors in the computation of these awards.

In December 2010, the CPUC additionally awarded  $5.1 million and  $9.9 million to SDG&E and SoCalGas, respectively, as the final true-up incentive awards for the 2006 – 2008 program period, which amounts incorporate the Sempra Utilities' petition to correct computational errors. The Sempra Utilities will file requests with the CPUC in June 2011 for any incentive awards for the 2009 program year. The CPUC is also considering future modifications to the incentive mechanism. A decision is expected in early 2011 and would apply to the 2012 – 2014 program period.

Natural Gas Procurement

The Sempra Utilities procure natural gas on behalf of their core natural gas customers. The CPUC has established incentive mechanisms to allow the Sempra Utilities the opportunity to share in the savings and/or costs from buying natural gas for its core customers at prices below or above monthly market-based benchmarks. Beginning April 1, 2008, the SDG&E and SoCalGas core natural gas supply portfolios were combined, and SoCalGas now procures natural gas for SDG&E's core natural gas customers' requirements. All SDG&E assets associated with its core natural gas supply portfolio were transferred or assigned to SoCalGas. Accordingly, SDG&E's incentive mechanism for natural gas procurement awards or penalties ended as of the effective date of the combination of the core natural gas supply portfolios, and SoCalGas' gas cost incentive mechanism (GCIM) is applied on the combined portfolio basis going forward.

In January 2010, the CPUC approved a GCIM award of  $12 million for SoCalGas' procurement activities during the 12-month period ending March 31, 2009. In June 2010, SoCalGas applied to the CPUC for approval of a GCIM award of  $6 million for procurement activities during the 12-month period ending March 31, 2010. SoCalGas expects a CPUC decision in the third quarter of 2011.

Unbundled Natural Gas Storage and System Operator Hub Services

The CPUC has established a revenue sharing mechanism which provides for the sharing between ratepayers and SoCalGas (shareholders) of the net revenues generated by SoCalGas' unbundled natural gas storage and system operator hub services. Annual net revenues (revenues less allocated service costs) are shared on a graduated basis, as follows:

  the first  $15 million of net revenue to be shared 90 percent ratepayers/10 percent shareholders;
  the next  $15 million of net revenue to be shared 75 percent ratepayers/25 percent shareholders;
  all additional net revenues to be shared evenly between ratepayers and shareholders; and

  the maximum total annual shareholder-allocated portion of the net revenues cannot exceed  $20 million.

Operational Incentives

The CPUC may establish operational incentives and associated performance benchmarks as part of a general rate case or cost of service proceeding. The Sempra Utilities currently have operational incentives that apply to their performance in the area of employee safety.

Cost of Capital

A cost of capital proceeding determines the Sempra Utilities' authorized capital structure and the authorized rate of return that the Sempra Utilities may earn on their electric and natural gas distribution and electric generation assets.

SDG&E's authorized return on equity (ROE) is 11.10 percent and its authorized return on rate base (ROR) is 8.40 percent. SDG&E's current authorized capital structure is

  49.0 percent common equity
  5.75 percent preferred equity

  45.25 percent long-term debt

Unless the benchmark interest rates, as described below, change from current levels, the authorized ROE and ROR will remain in effect until SDG&E's next cost of capital proceeding is completed. SDG&E's next cost of capital application is scheduled to be filed in April 2012 for a 2013 test year, consistent with the schedule for cost of capital applications for each of Southern California Edison (Edison) and Pacific Gas and Electric (PG&E).

SoCalGas' authorized ROE is 10.82 percent and its authorized ROR is 8.68 percent. These rates continue to be effective until market interest rate changes are large enough to trigger an automatic adjustment or until the CPUC orders a periodic review. In its 2012 GRC application, SoCalGas requested to file its next cost of capital application in April 2012 for a 2013 test year, at the same time as the other utilities. SoCalGas' current authorized capital structure is

  48.0 percent common equity
  6.39 percent preferred equity

  45.61 percent long-term debt

In addition to establishing the authorized rate of return, a cost of capital proceeding also addresses market-based benchmarks to be monitored to determine whether an adjustment to the established authorized rate of return is required during the interim years between cost of capital proceedings. SDG&E's cost of capital benchmark is based on the 12-month average monthly A-rated utility bond yield as published by Moody's for the 12-month period October through September of each fiscal year. If this 12-month average falls outside of the range of 5.02 percent to 7.02 percent, SDG&E's authorized rate of return would be adjusted, upward or downward, by one-half of the difference between the 12-month average and 6.02 percent (SDG&E's benchmark interest rate), effective January 1 following the year in which the benchmark range was exceeded.

SoCalGas' cost of capital trigger mechanism identifies two conditions for determining whether a change in the authorized rate of return is required. Both conditions are based on the 30-year Treasury Bond Yields – one being the most recent 12-month rolling average yield and the second being the corresponding 12-month forecasted rolling yield on 30-year Treasury Bonds as published by Global Insights. If both interest rates fall outside a range of 3.88 percent to 6.88 percent, SoCalGas' authorized rate of return would be adjusted, upward or downward, by one-half of the difference between the historical 12-month rolling average yield and 5.38 percent (SoCalGas' benchmark interest rate), effective January 1 following the year in which both conditions were exceeded.

At December 31, 2010, neither SDG&E's nor SoCalGas' benchmark ranges have been exceeded.

Advanced Metering Infrastructure

SDG&E

In April 2007, the CPUC approved SDG&E's request to install advanced meters with integrated two-way communications functionality, including electric remote disconnect and home area network capability. SDG&E estimates expenditures for this project of  $572 million (including approximately  $480 million in capital investment). As of December 31, 2010, SDG&E had spent approximately  $370 million on the project. This project involves replacing approximately 1.4 million electric meters and 850,000 natural gas meters throughout SDG&E's service territory. As of January 2011, SDG&E has installed approximately 1.2 million electric and 770,000 natural gas advanced meters, and is on schedule to substantially complete the project by the end of 2011.

SoCalGas

In April 2010, the CPUC issued a decision approving SoCalGas' application to upgrade approximately six million natural gas meters with an advanced metering infrastructure (AMI), subject to certain safeguards to better ensure its cost effectiveness for ratepayers. The approved cost of the project is  $1.05 billion (including approximately  $900 million in capital investment), with SoCalGas being subject to risk/reward sharing for costs above or below this amount. Installation of the meters is expected to begin in late 2012 and continue through 2017.

In May 2010, The Utility Reform Network (TURN) and the Utility Workers Union of America (UWUA) Local 132, parties opposing SoCalGas' AMI application, filed an application for rehearing of the CPUC's decision. In November 2010, the CPUC denied TURN's request for rehearing and the UWUA withdrew its request.

SDG&E REQUEST FOR AUTHORITY TO INVEST IN WIND FARM

In July 2010, SDG&E filed a request with the CPUC seeking authority to make a tax equity investment in the holding company of a wind farm project in an amount not to exceed  $600 million. SDG&E is seeking to treat the investment as a rate-based asset for which it would earn its authorized rate of return. A CPUC decision is expected in 2011.

If approved by the CPUC, and after the wind farm project has met all of the conditions precedent set forth in the definitive documents, SDG&E would invest in one or more project holding companies in an amount not to exceed 80% of the project costs (not to exceed an aggregate amount of  $600 million) upon the initiation of commercial operation of the project. SDG&E expects the project to be in commercial operation in the second half of 2012.

2007 wildfires Cost Recovery FOR COMPANY FACILITIES

In October 2010, the CPUC issued a decision approving a settlement agreement between SDG&E and the Division of Ratepayer Advocates (DRA), authorizing SDG&E to recover  $43 million of capital costs incurred to replace and repair company facilities under CPUC jurisdiction damaged by the October 2007 wildfires. This decision was in response to an application that SDG&E filed with the CPUC in March 2009 seeking to recover  $49.8 million of incremental costs ( $43 million of capital costs and  $6.8 million of operation and maintenance costs).

SDG&E also incurred  $30.1 million of incremental costs for the replacement and repair of company facilities under FERC jurisdiction, which are currently being recovered in SDG&E's electric transmission rates.

We discuss recovery of 2007 wildfire litigation costs in Note 16.

INSURANCE COST RECOVERY

SDG&E filed a request with the CPUC in August 2009 seeking authorization to recover higher liability insurance premiums, which SDG&E began incurring commencing July 1, 2009, and any losses realized due to higher deductibles associated with the new policies. SDG&E requested a  $29 million revenue requirement for the incremental increase in its general liability and wildfire liability insurance premium costs for the 2009/2010 policy period above what was authorized in rates in the 2008 GRC and proposed a mechanism for recovery of future liability insurance costs incurred in the 2010/2011 policy period and the first six months of the 2011/2012 policy period. SDG&E made the filing under the CPUC's rules allowing utilities to seek recovery of significant cost increases incurred between GRC filings resulting from unforeseen circumstances. The CPUC's rules allow a utility to seek recovery of incurred costs that meet certain criteria, subject to a  $5 million deductible per event. SDG&E asked that the increase in liability insurance costs for the 2009/2010, 2010/2011 and the first six months of the 2011/2012 policy periods be deemed a single event subject to one  $5 million deductible. In December 2010, the CPUC approved SDG&E's request for the  $29 million revenue requirement, which was implemented in rates effective January 1, 2011, and authorized SDG&E to request recovery of the incremental insurance premiums for future policy periods, with the exception that the  $5 million deductible be applied to each policy renewal period. SDG&E expects to file its request addressing the 2010/2011 policy period in early 2011. Including the effect of this approval, in the years ended December 31, 2010 and 2009, SDG&E's after-tax earnings were adversely impacted by  $13 million and  $9 million, respectively, due to the incremental insurance premiums associated with its wildfire coverage.

EXCESS WILDFIRE claims COST RECOVERY

SDG&E and SoCalGas filed an application, along with other related filings, with the CPUC in August 2009 proposing a new mechanism for the future recovery of all wildfire-related expenses for claims, litigation expenses and insurance premiums that are in excess of amounts authorized by the CPUC for recovery in rates. This application was made jointly with Edison and PG&E. In July 2010, the CPUC approved SDG&E's and SoCalGas' requests for separate regulatory accounts to record the subject expenses while the joint utility application is pending before the CPUC. Several parties protested the original application and, in response, the four utilities jointly submitted an amended application in August 2010. On February 18, 2011, a ruling was issued by the Assigned Commissioner and Administrative Law Judge requiring applicants to show cause why the application should not be dismissed. We believe the parties can show that the application should not be dismissed and should continue to progress. In connection with these filings, SDG&E is seeking the recovery of costs incurred by SDG&E for the 2007 wildfire losses that are in excess of amounts recovered from its insurance coverage and other potentially responsible third parties, as well as similar costs for future wildfires, if and when incurred.

We provide additional information about 2007 wildfire litigation costs and their recovery in Note 16.

AIR QUALITY AND Greenhouse Gas Regulation

Federal and state legislative and regulatory bodies have recently adopted, and have proposed to adopt, several new air quality and greenhouse gas (GHG) standards that will impact the Sempra Utilities and Sempra Generation.

Among others, the California Legislature enacted Assembly Bill 32 (AB 32) and California Senate Bill 1368 in 2006. These laws mandate, among other things, reductions in greenhouse gas emissions and the payment of GHG administration fees annually. The CARB has adopted a number of regulations pursuant to AB 32, including CARB's GHG administration fees regulation and its greenhouse gas emissions trading regulation. The Association of Irritated Residents is challenging the scoping plan adopted by CARB upon which the AB 32 regulations are based (Association of Irritated Residents (AIR), et al. v. California Air Resources Board (CARB)). In late January 2011, the San Francisco County Superior Court issued a tentative decision that prohibits CARB from implementing its scoping plan until it is in complete compliance with its obligations under its certified regulatory program and CEQA. If the Court finalizes the tentative ruling as currently proposed, it may impact the substance and/or effective dates of the final AB 32 regulations.

The U.S. Environmental Protection Agency (EPA) has announced that it will complete a review of several national ambient air quality standards (NAAQS) by the end of 2011, including ozone (nitrogen oxide and volatile organic chemicals), particulate matter, nitrogen dioxide and sulfur dioxide. The EPA has also entered into a settlement agreement requiring it to propose GHG new source performance standards (NSPS) for new, modified and existing sources by May 2012. These new NAAQS and NSPS could result in more stringent emissions limits on fossil combustion, including fossil-fired electric generating plants.

These legislative and regulatory mandates could affect costs and growth at the Sempra Utilities and at Sempra Generation's power plants. Any cost impact at the Sempra Utilities is expected to be recoverable through rates. As discussed in Note 16 under "Environmental Issues," compliance with this and similar legislation could adversely affect Sempra Generation. However, such legislation could also have a positive impact on Sempra Generation because of an increasing preference for natural gas and renewables for electric generation, as opposed to other sources.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

NOTE 16. COMMITMENTS AND CONTINGENCIES

LEGAL PROCEEDINGS

We accrue losses for legal proceedings when it is probable that a loss has been incurred and the amounts of the loss can be reasonably estimated. However, the uncertainties inherent in legal proceedings make it difficult to estimate with reasonable certainty the costs and effects of resolving these matters. Accordingly, actual costs incurred may differ materially from amounts accrued, may exceed applicable insurance coverages and could materially adversely affect our business, cash flows, results of operations, and financial condition.

At December 31, 2010, Sempra Energy's accrued liabilities for material legal proceedings, on a consolidated basis, were  $996 million, of which  $201 million is for resolved matters. At December 31, 2010, these accrued liabilities for SDG&E and SoCalGas were  $763 million and  $25 million, respectively.

Liabilities of  $762 million at Sempra Energy and SDG&E are offset by a settlement receivable for wildfire litigation of  $300 million and restricted cash of  $110 million received in 2010 in connection with the settlement.

SDG&E 2007 Wildfire Litigation

In October 2007, San Diego County experienced several catastrophic wildfires. Reports issued by the California Department of Forestry and Fire Protection (Cal Fire) concluded that two of these fires (the Witch and Rice fires) were SDG&E "power line caused" and that a third fire (the Guejito fire) occurred when a wire securing a Cox Communications' (Cox) fiber optic cable came into contact with an SDG&E power line "causing an arc and starting the fire." Cal Fire reported that the Rice fire burned approximately 9,500 acres and damaged 206 homes and two commercial properties, and the Witch and Guejito fires merged and eventually burned approximately 198,000 acres, resulting in two fatalities, approximately 40 firefighters injured and approximately 1,141 homes destroyed.

A September 2008 staff report issued by the Consumer Protection and Safety Division of the CPUC reached substantially the same conclusions as the Cal Fire reports, but also contended that the power lines involved in the Witch and Rice fires and the lashing wire involved in the Guejito fire were not properly designed, constructed and maintained. In April 2010, proceedings initiated by the CPUC to determine if any of its rules were violated were settled with SDG&E's payment of  $14.75 million.

Numerous parties have sued SDG&E and Sempra Energy in San Diego County Superior Court seeking recovery of unspecified amounts of damages, including punitive damages, from the three fires. These include owners and insurers of properties that were destroyed or damaged in the fires and public entities seeking recovery of firefighting, emergency response, and environmental costs. They assert various bases for recovery, including inverse condemnation based upon a California Court of Appeal decision finding that another California investor-owned utility was subject to strict liability, without regard to foreseeability or negligence, for property damages resulting from a wildfire ignited by power lines.

In October 2010, the Court of Appeal affirmed the trial court's ruling that these claims must be pursued in individual lawsuits, rather than as class actions on behalf of all persons who incurred wildfire damages. In February 2011, the California Supreme Court denied a petition for review of the affirmance. No trial date is currently scheduled.

SDG&E filed cross-complaints against Cox seeking indemnification for any liability that SDG&E might incur in connection with the Guejito fire, two SDG&E contractors seeking indemnification in connection with the Witch fire, and one SDG&E contractor seeking indemnification in connection with the Rice fire.

In December 2010, SDG&E and Cox reached an agreement settling SDG&E's claims against Cox and Cox's insurers in the 2007 wildfire litigation (Cox Settlement). Among other things, the settlement agreement provides that:

  SDG&E will receive approximately  $444 million, which SDG&E will use for wildfire related expenditures.

  SDG&E will defend and indemnify Cox against all compensatory damage claims and related costs arising out of the wildfires.

At December 31, 2010, the  $300 million Settlement Receivable Related to Wildfire Litigation on the Consolidated Balance Sheets of Sempra Energy and SDG&E represents cash to be received in accordance with the terms of the Cox Settlement in several payments through March 2011. The Reserve for Wildfire Litigation on their Consolidated Balance Sheets at December 31, 2010, was increased in the fourth quarter of 2010 to include estimated additional liabilities for wildfire claims that related to the Cox Settlement.

SDG&E has settled substantially all of the 19,000 claims of homeowner insurers relating to the three fires. Under the settlement agreements, SDG&E has paid or will pay 57.5 percent of the approximately  $1.6 billion paid or reserved for payment by the insurers to their policyholders and received an assignment of the insurers' claims against other parties potentially responsible for the fires.

The wildfire litigation also includes claims of non-insurer plaintiffs for damage to uninsured and underinsured structures, business interruption, evacuation expenses, agricultural damage, emotional harm, personal injuries and other losses. SDG&E has settled the claims of approximately 750 of these plaintiffs. Of the approximately 2,380 remaining plaintiffs, approximately 1,270 have thus far submitted settlement demands or damage information. Individual and business claims total approximately  $950 million and government entity claims total approximately  $110 million. SDG&E expects to receive additional settlement demands and damage estimates as settlement negotiations continue.

SDG&E's settlement of claims and defense costs have exceeded its  $1.1 billion of liability insurance coverage. It expects that its wildfire reserves and amounts paid to resolve wildfire claims will continue to increase as it obtains additional information; it is presently unable to reasonably estimate the amount or timing of recoveries from other potentially responsible parties, other than Cox.

SDG&E has concluded, however, that it is probable that it will be permitted to recover from its utility customers substantially all reasonably incurred costs of resolving wildfire claims in excess of its liability insurance coverage and any amounts recovered from other potentially responsible parties. Accordingly, although such recovery will require future regulatory actions, as of December 31, 2010, SDG&E recorded a regulatory asset in an amount substantially equal to the aggregate amount it has paid or reserved for payment for the resolution of wildfire claims and related costs in excess of its liability insurance coverage and amounts received or to be received from Cox. SDG&E will increase the regulatory asset as additional amounts are paid or reserves are recorded and reduce it by any amounts recovered from other potentially responsible parties.

As a consequence of the expected recovery of wildfire costs from utility customers, Sempra Energy and SDG&E expect no significant earnings impact from the resolution of the remaining wildfire claims. However, SDG&E's cash flow may be adversely affected due to the timing differences between the resolution of claims and the recoveries from other potentially responsible parties and utility customers, which may extend over a number of years. Also, recovery from customers will require future regulatory actions, and a failure to obtain recovery, or any negative assessment of the likelihood of recovery, would likely have a material adverse effect on Sempra Energy's and SDG&E's cash flows and results of operations.

SDG&E will continue to gather information to evaluate and assess the remaining wildfire claims and the likelihood, amount and timing of related recoveries from other potentially responsible parties and utility customers and will make appropriate adjustments to wildfire reserves and the related regulatory asset as additional information becomes available.

Sempra Pipelines & Storage

Liberty Gas Storage, LLC (Liberty) received a demand for arbitration from Williams Midstream Natural Gas Liquids, Inc. (Williams) on February 8, 2011 related to a Sublease Agreement (Sublease) between Liberty and Williams. Williams alleges that Liberty was negligent in its attempt to convert certain salt caverns to natural gas storage and thereby damaged the caverns. Williams alleges damages of  $56.7 million. Liberty believes that the claims are without merit and believes that it has complied with all of its obligations to Williams and has properly terminated the Sublease. Liberty intends to vigorously defend itself and believes it has counterclaims against Williams which it will assert in the arbitration proceeding. Liberty, which is a consolidated entity of Sempra Energy, has made no accrual for this matter as of December 31, 2010. We discuss other matters related to these caverns in Note 1.

Sempra LNG

Sempra LNG has been engaged in a long-running land dispute relating to property adjacent to its Energía Costa Azul liquefied natural gas (LNG) receipt terminal near Ensenada, Mexico. The adjacent property is not required by environmental or other regulatory permits for the operation of the terminal. A claimant to the adjacent property has nonetheless asserted that his health and safety are endangered by the operation of the facility. In June 2010, a Mexican federal appeals court revoked a district court order, issued at the behest of the claimant, directing Mexican regulatory authorities to provisionally suspend authorizations for the operation of the LNG terminal. In February 2011, based on a complaint by the claimant, the new Ensenada Mayor attempted to temporarily close the terminal based on claims of irregularities in municipal permits issued six years earlier. This attempt was promptly countermanded by Mexican federal and Baja California state authorities. No terminal permits or operations were affected as a result of these proceedings or events and the terminal has continued to operate normally.

Sempra LNG expects additional Mexican court proceedings and governmental actions regarding the claimant's assertions as to whether the terminal's permits should be modified or revoked in any manner.

The property claimant has also filed a lawsuit in U.S. district court in San Diego seeking compensatory and punitive damages and earnings from the Energía Costa Azul LNG terminal based on his allegations that he was wrongfully evicted from the adjacent property and that he has been harmed by other allegedly improper actions.

Other Litigation

In August 2007, the U.S. Court of Appeals for the Ninth Circuit issued a decision reversing and remanding certain FERC orders declining to provide refunds regarding short-term bilateral sales up to one month in the Pacific Northwest for the December 2000 to June 2001 time period. The FERC has not yet acted on the court's order.  In December 2010, the FERC approved a comprehensive settlement previously reached by Sempra Energy and RBS Sempra Commodities with the State of California that we discuss below under "Resolved Matters – Energy Crisis Litigation Settlement – FERC Refund Proceedings." The settlement resolves all issues with regard to sales between the DWR and Sempra Commodities in the Pacific Northwest, but potential claims may exist regarding sales between Sempra Commodities and other buyers in the Pacific Northwest.

Pursuant to the agreements related to the formation of RBS Sempra Commodities, we have indemnified RBS should the liability from the final resolution of these matters be greater than the reserves related to Sempra Commodities. Pursuant to our agreement with the Noble Group as discussed in Note 4, we have also indemnified Noble Americas Gas & Power Corp. and its affiliates for all losses incurred by such parties resulting from these proceedings as related to Sempra Commodities.

Sempra Energy and several subsidiaries, along with three oil and natural gas companies, the City of Beverly Hills, and the Beverly Hills Unified School District, are defendants in a toxic tort lawsuit filed in Los Angeles County Superior Court by approximately 1,000 plaintiffs. This lawsuit claims that various emissions resulted in cancer or fear of cancer. We have submitted the case to our insurers, who have reserved their rights with respect to coverage. In November 2006, the court granted the defendants' summary judgment motions based on lack of medical causation for the 12 initial plaintiffs scheduled to go to trial first. The court also granted summary judgment excluding punitive damages. The court has stayed the case as to the remaining plaintiffs pending the appeal of the rulings. A mediation occurred in June 2010, after which the plaintiffs' counsel agreed to recommend a settlement of the lawsuits as to Sempra Energy and its subsidiaries for an amount that is not significant. Any such settlement will require approval by each of the plaintiffs. If approval is obtained, finalization of the settlement is expected to occur within six months.

We are also defendants in ordinary routine litigation incidental to our businesses, including personal injury, product liability, property damage and other claims. California juries have demonstrated an increasing willingness to grant large awards, including punitive damages, in these cases.

Resolved Matters

The accrued liabilities for legal proceedings described above include amounts for matters resolved in 2010 and prior years that are primarily related to certain litigation arising out of the 2000 – 2001 California energy crisis. We discuss certain commitments remaining from an energy crisis matter resolved prior to 2010 below under "Other Commitments."

The following is a description of the 2010 litigation settlements relating to California energy crisis matters.

Energy Crisis Litigation Settlement

Sempra Energy, RBS Sempra Commodities and Sempra Generation reached a comprehensive settlement with the State of California to resolve substantially all of their remaining energy crisis litigation for a total payment of  $410 million. Described in more detail below, the matters resolved include the settlement of multiple actions brought by the California Department of Water Resources (DWR) and other parties with respect to the validity, pricing and operation of Sempra Generation's contract with the DWR and the settlement of the FERC refund and manipulation proceedings against RBS Sempra Commodities. The FERC approved both settlements in December 2010.

The payment of  $410 million was funded largely from previously recorded reserves and receivables at RBS Sempra Commodities. Sempra Energy also recorded an additional pretax charge of  $159 million in the first quarter of 2010 to provide for the remainder of the settlement, including  $139 million at Sempra Generation and  $20 million at Sempra Commodities. The amount at Sempra Commodities was reduced by  $11 million pretax in the fourth quarter of 2010 to reflect a receipt in January 2011 from an unrelated party that had a joint liability for the claim. In January 2011, Sempra Generation paid  $130 million to the DWR under the terms of the settlement agreement.

DWR Contract Among other relief from existing and potential disputes, all of the pending disputes related to the DWR contract have now been dismissed or withdrawn. These matters include the 2002 challenge brought by the California Energy Oversight Board (CEOB) and the CPUC at the FERC asserting that the DWR contract with Sempra Generation contained unjust and unreasonable rates; the DWR's appeal in response to the denial of its 2002 claims for misrepresentation and breach of contract in San Diego Superior Court; and the 2008 arbitration proceedings in which the DWR asserted that Sempra Generation had breached the parties' agreement in various operational respects, and violated the order issued by an earlier arbitration panel relating to the amount refunded to the DWR and the manner in which Sempra Generation operates.

FERC Refund Proceedings The settlement involving RBS Sempra Commodities includes, among other things, resolution of the following matters: the FERC's investigation of prices charged by various electric suppliers to buyers in the California Power Exchange (PX) and Independent System Operator (ISO) markets; a complaint involving short-term bilateral sales up to one month in the Pacific Northwest (that portion of the proceeding involving sales between the DWR and Sempra Commodities); the California Attorney General's complaint that electricity sellers had failed to comply with the FERC's quarterly reporting requirements; and the California Attorney General's complaint seeking to collect for alleged overcharges related to all short-term bilateral transactions between sellers and the DWR from January 18, 2001 through June 20, 2001.

FERC Manipulation Investigation The settlement involving RBS Sempra Commodities also includes resolution of the FERC's separate investigation into whether there was manipulation of short-term energy markets in the western United States that would constitute violations of applicable tariffs and warrant disgorgement of associated profits.

Sempra Energy and RBS Sempra Commodities have recorded reserves for the full amount of the settlement and other litigation.

Wildfire Reserves and Insurance and Settlement Receivables

In 2009 and 2010, as liabilities for wildfire litigation have become reasonably estimable, SDG&E has recorded related reserves as a liability. The impact of this liability is offset by (1) current receivables resulting from SDG&E's liability insurance (at December 31, 2009) and from amounts to be received from Cox (at December 31, 2010), and (2) the recognition of a regulatory asset, as discussed above, for reserves in excess of the insurance coverage and the Cox settlement and (3)  $110 million of restricted cash received from Cox in 2010. There was no effect on SDG&E's or Sempra Energy's 2009 earnings from the recording of the reserves. The impact on their 2010 earnings was  $20 million (after tax) for the year ended December 31, 2010. At December 31, 2010, wildfire litigation reserves were  $762 million ( $639 million in current and  $123 million in long-term) and the receivable from Cox was  $300 million.

Natural Gas Contracts

Natural Gas

SoCalGas has the responsibility for procuring natural gas for both SDG&E's and SoCalGas' core customers in a combined portfolio. SoCalGas buys natural gas under short-term and long-term contracts for this portfolio. Purchases are from various producing regions in the southwestern U.S., U.S. Rockies, and Canada and are primarily based on published monthly bid-week indices.

SoCalGas transports natural gas primarily under long-term firm interstate pipeline capacity agreements that provide for annual reservation charges, which are recovered in rates. SoCalGas has commitments with interstate pipeline companies for firm pipeline capacity under contracts that expire at various dates through 2025.

At December 31, 2010, the future minimum payments under existing natural gas contracts and natural gas storage and transportation contracts were

Sempra Energy Consolidated
(Dollars in millions)	Transportation	Natural Gas(1)	Total(1)
2011	$138	$567	$705
2012	119	130	249
2013	94	136	230
2014	70	140	210
2015	57	3	60
Thereafter	271	―	271
Total minimum payments	$749	$976	$1,725
(1)	Excludes amounts related to LNG purchase agreements at Sempra LNG discussed below.

SoCalGas
(Dollars in millions)	Transportation	Natural Gas	Total
2011	$119	$437	$556
2012	100	2	102
2013	75	2	77
2014	51	2	53
2015	38	3	41
Thereafter	145	―	145
Total minimum payments	$528	$446	$974

Total payments under natural gas contracts were:

	Years ended December 31,
(Dollars in millions)	2010	2009	2008
Sempra Energy Consolidated	$2,097	$1,754	$3,469
SDG&E	―	―	12
SoCalGas	1,936	1,452	3,145

LNG

Sempra LNG has various purchase agreements with major international companies for the supply of LNG to its Energía Costa Azul and Cameron receipt terminals. The agreements range from short-term to multi-year periods and are priced using a predetermined formula based on natural gas market indices.

Although these contracts specify a number of cargoes to be delivered, under their terms, customers may divert certain cargoes, which would reduce amounts paid under the contracts by Sempra LNG. As of December 31, 2010, if all cargoes under the contracts were to be delivered, future payments under these contracts would be

   $1 billion in 2011
   $1.1 billion in 2012
   $972 million in 2013
   $833 million in 2014
   $858 million in 2015

   $13.4 billion in 2016 – 2029

The amounts above are based on forward prices of the index applicable to each contract from 2011 to 2020, plus an estimated one percent escalation per year beyond 2020. The LNG commitment amounts above are based on Sempra LNG's commitment to accept the maximum possible delivery of cargoes under the agreements. Actual LNG purchases in 2010 have been significantly lower than the maximum amount possible.

Purchased-Power Contracts

For 2011, SDG&E expects to receive 16 percent of its customer power requirements from DWR allocations. The remaining requirements are expected to be met as follows:

  SONGS: 20 percent
  Long-term contracts: 18 percent (of which 7 percent is provided by renewable energy contracts expiring on various dates through 2025)
  Other SDG&E-owned generation (including Palomar, Miramar and El Dorado) and tolling contracts (including OMEC): 36 percent

  Spot market purchases: 10 percent

The long-term contracts expire on various dates through 2035.

At December 31, 2010, the estimated future minimum payments under SDG&E's long-term purchased-power contracts (not including the DWR allocations) were:

(Dollars in millions)
2011	$312
2012	253
2013	251
2014	210
2015	188
Thereafter	1,137
Total minimum payments(1)	$2,351
(1)	Excludes amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E, and purchase agreements accounted for as capital leases.

The payments represent capacity charges and minimum energy purchases. SDG&E is required to pay additional amounts for actual purchases of energy that exceed the minimum energy commitments. Excluding DWR-allocated contracts, total payments under purchased-power contracts were

   $314 million in 2010
   $413 million in 2009

   $393 million in 2008

OPERATING Leases

Sempra Energy, SDG&E and SoCalGas have operating leases on real and personal property expiring at various dates from 2011 to 2045. Certain leases on office facilities contain escalation clauses requiring annual increases in rent ranging from two percent to six percent at Sempra Energy and three percent to five percent at both SDG&E and SoCalGas. The rentals payable under these leases may increase by a fixed amount each year or by a percentage of a base year, and most leases contain extension options that we could exercise.

The Sempra Utilities had operating lease agreements for fleet vehicles with GE Capital which they terminated in November 2008. At that time, to replace the prior agreements, the Sempra Utilities entered into a new operating lease agreement for future acquisitions of fleet vehicles with RBS Asset Finance, Inc. with an aggregate maximum lease limit of  $100 million.

Rent expense for all operating leases totaled

	Years ended December 31,
(Dollars in millions)	2010	2009	2008
Sempra Energy Consolidated	$85	$101	$100
SDG&E	20	24	25
PE	47	65	65
SoCalGas	40	52	52

At December 31, 2010, the minimum rental commitments payable in future years under all noncancelable operating leases were as follows:

	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	PE / SoCalGas
2011	$73	$18	$32
2012	67	17	23
2013	65	17	23
2014	64	16	23
2015	63	16	24
Thereafter	623	55	253
Total future rental commitments	$955	$139	$378

Capital Leases

Utility Fleet Vehicles

The Sempra Utilities entered into agreements with U.S. Bancorp Equipment Finance in 2009 and with RBS Asset Finance, Inc. in 2010, to lease fleet vehicles that were under the agreements with GE Capital, which we discuss above. These are capital leases, and as of December 31, 2010, the related capital lease obligations were  $39 million at Sempra Energy,  $20 million at SDG&E and  $19 million at SoCalGas. As of December 31, 2009, the related capital lease obligations were  $47 million at Sempra Energy,  $20 million at SDG&E and  $27 million at SoCalGas.

At December 31, 2010, the future minimum lease payments and present value of the net minimum lease payments under these capital leases were as follows:

	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2011	$17	$8	$9
2012	13	7	6
2013	7	4	3
2014	4	2	2
Total minimum lease payments	41	21	20
Less: interest	(2)	(1)	(1)
Present value of net minimum lease payments	$39	$20	$19

The 2010 annual amortization charge for the utility fleet vehicles was  $17 million at Sempra Energy, including  $6 million at SDG&E and  $11 million at SoCalGas. The 2009 annual amortization charge for the utility fleet vehicles was  $3 million at Sempra Energy, including  $1 million at SDG&E and  $2 million at SoCalGas. There was no annual amortization charge for utility fleet vehicles in 2008.

Power Purchase Agreements

SDG&E has two power purchase agreements with peaker plant facilities that went into commercial operation in June 2010 and are accounted for as capital leases. As of December 31, 2010, capital lease obligations for these leases, each with a 25-year term, were valued at  $182 million.

At December 31, 2010, the future minimum lease payments and present value of the net minimum lease payments under these capital leases for both Sempra Energy Consolidated and SDG&E were as follows:

(Dollars in millions)
	2011	$24
	2012	24
	2013	24
	2014	24
	2015	24
	Thereafter	465
	Total minimum lease payments(1)	585
	Less: estimated executory costs	(96)
	Less: interest(2)	(307)
	Present value of net minimum lease payments(3)	$182
(1)	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy's and SDG&E's Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
(3)	Includes $2 million in Current Portion of Long-Term Debt and $180 million in Long-Term Debt on Sempra Energy's and SDG&E's Consolidated Balance Sheets at December 31, 2010.

The annual amortization charge for the power purchase agreements was  $1 million for 2010.

Construction and Development Projects

Sempra Energy has various capital projects in progress in the United States and in Mexico. The following is a summary of contractual commitments and contingencies related to the construction projects.

SDG&E

At December 31, 2010, SDG&E has commitments to make future payments of  $594 million for construction projects including:

   $264 million for the engineering, material procurement and construction costs associated with the Sunrise Powerlink project;
   $243 million related to the replacement of the steam generators and other construction projects at SONGS; and

   $69 million for implementation of the Advanced Metering Infrastructure Program.

SDG&E expects future payments under these contractual commitments to be  $384 million in 2011,  $50 million in 2012,  $30 million in 2013,  $12 million in 2014,  $12 million in 2015 and  $106 million thereafter.

SoCalGas

At December 31, 2010, SoCalGas has commitments to make future payments of  $49 million for construction and infrastructure improvements for natural gas transmission and distribution operations. The future payments under these contractual commitments are expected to be  $41 million in 2011 and  $8 million in 2012.

Sempra Pipelines & Storage

Sempra Pipelines & Storage has commitments for the construction of natural gas storage facilities at Bay Gas and Mississippi Hub. At December 31, 2010, Sempra Pipelines & Storage expects to make payments of  $9 million in 2011 and  $1 million in each of 2012 and 2013 at Bay Gas, and  $7 million in each of 2011, 2012 and 2013 at Mississippi Hub under these contracts.

Guarantees

Sempra Energy's guarantees related to RBS Sempra Commodities, Rockies Express and Fowler Ridge II are discussed in Note 5.

As of December 31, 2010, SDG&E and SoCalGas did not have any outstanding guarantees.

Sempra Generation's Contract with the DWR

In May 2001, Sempra Generation entered into a ten-year agreement with the DWR to supply up to 1,900 MW of power to California. Sempra Generation delivers energy to the DWR, primarily from its portfolio of natural gas-fired plants in the western United States and Baja California, Mexico. Additional information concerning this contract is provided under "Legal Proceedings – Resolved Matters – Energy Crisis Litigation Settlement – DWR Contract" above. This agreement terminates in September 2011.

Department of Energy Nuclear Fuel Disposal

The Nuclear Waste Policy Act of 1982 made the DOE responsible for the disposal of spent nuclear fuel. However, it is uncertain when the DOE will begin accepting spent nuclear fuel from SONGS. This delay will lead to increased costs for spent fuel storage. This cost will be recovered through SONGS revenue unless SDG&E is able to recover the increased cost from the federal government.

OTHER COMMITMENTS

At December 31, 2010,  $69 million of current accrued liabilities at Sempra Energy relate to an energy crisis litigation settlement reported previously, under which Sempra Generation voluntarily agreed to reduce the price that it charges for power under its DWR contract. At the time of settlement, we recorded a liability for the estimated price reduction at present value, and we are applying it to offset the actual discount until the contract ends in September 2011.

Additional consideration for the settlement included an agreement that, for a period of 18 years beginning in 2011, Sempra LNG would sell to the Sempra Utilities, subject to annual CPUC approval, up to 500 million cubic feet (MMcf) per day of regasified LNG from Sempra LNG's Energía Costa Azul facility that is not delivered or sold in Mexico at the California border index minus  $0.02 per MMBtu.

We discuss reserves at Sempra Energy and SDG&E for wildfire litigation above in "Legal Proceedings – SDG&E 2007 Wildfire Litigation" and "Legal Proceedings – Wildfire Reserves and Insurance and Settlement Receivables."

Environmental Issues

Our operations are subject to federal, state and local environmental laws. We also are subject to regulations related to hazardous wastes, air and water quality, land use, solid waste disposal and the protection of wildlife. These laws and regulations require that we investigate and correct the effects of the release or disposal of materials at sites associated with our past and our present operations. These sites include those at which we have been identified as a Potentially Responsible Party (PRP) under the federal Superfund laws and similar state laws.

In addition, we are required to obtain numerous governmental permits, licenses and other approvals to construct facilities and operate our businesses. The related costs of environmental monitoring, pollution control equipment, cleanup costs, and emissions fees are significant. Increasing national and international concerns regarding global warming and mercury, carbon dioxide, nitrogen oxide and sulfur dioxide emissions could result in requirements for additional pollution control equipment or significant emissions fees or taxes that could adversely affect Sempra Generation. The Sempra Utilities' costs to operate their facilities in compliance with these laws and regulations generally have been recovered in customer rates.

We generally capitalize the significant costs we incur to mitigate or prevent future environmental contamination or extend the life, increase the capacity, or improve the safety or efficiency of property used in current operations. The following table shows (in millions) our capital expenditures in order to comply with environmental laws and regulations:

	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated(1)	$21	$43	$30
SDG&E	10	24	18
SoCalGas	10	17	9
(1)	In cases of non-wholly owned affiliates, includes only our share.

Decreases in 2010 compared to 2009 are primarily due to a decrease in environmental-related spending on SoCalGas' natural gas transmission projects, completion of SDG&E's Miramar II facility and the change in our basis of presentation related to Orange Grove as described in Note 1. Increases in 2009 compared to 2008 are primarily due to SoCalGas' spending on gas transmission projects, SDG&E's improvements to its electric transmission system and spending on emissions-control equipment. We have not identified any significant environmental issues outside the United States. From 2009 through 2013, SDG&E expects to incur costs of approximately  $190 million for environmental mitigation measures associated with the Sunrise Powerlink construction project.

At the Sempra Utilities, costs that relate to current operations or an existing condition caused by past operations are generally recorded as a regulatory asset due to the probability that these costs will be recovered in rates.

The environmental issues currently facing us or resolved during the last three years include (1) investigation and remediation of the Sempra Utilities' manufactured-gas sites, (2) cleanup of third-party waste-disposal sites used by the Sempra Utilities at sites for which we have been identified as a PRP and (3) mitigation of damage to the marine environment caused by the cooling-water discharge from SONGS. The requirements for enhanced fish protection and restoration of 150 acres of coastal wetlands for the SONGS mitigation are in process and a 150-acre artificial reef was completed in 2008. The table below shows the status at December 31, 2010, of the Sempra Utilities' manufactured-gas sites and the third-party waste-disposal sites for which we have been identified as a PRP:

	# Sites	# Sites
	Completed	In Process
SDG&E
Manufactured-gas sites	3	―
Third-party waste-disposal sites	1	1
SoCalGas
Manufactured-gas sites	36	6
Third-party waste-disposal sites	1	1

We record environmental liabilities at undiscounted amounts when our liability is probable and the costs can be reasonably estimated. In many cases, however, investigations are not yet at a stage where we can determine whether we are liable or, if the liability is probable, to reasonably estimate the amount or range of amounts of the costs. Estimates of our liability are further subject to uncertainties such as the nature and extent of site contamination, evolving cleanup standards and imprecise engineering evaluations. We review our accruals periodically and, as investigations and cleanup proceed, we make adjustments as necessary. The following table shows (in millions) our accrued liabilities for environmental matters at December 31, 2010:

		Waste	Former Fossil-	Other
	Manufactured-	Disposal	Fueled Power	Hazardous
	Gas Sites	Sites (PRP)(1)	Plants	Waste Sites	Total
SDG&E(2)	$0.1	$0.2	$5.4	$0.3	$6.0
SoCalGas	19.5	0.5	―	0.2	20.2
Other	0.3	1.0	―	―	1.3
Total Sempra Energy	$19.9	$1.7	$5.4	$0.5	$27.5
(1)	Sites for which we have been identified as a Potentially Responsible Party.
(2)	Does not include SDG&E's liability for SONGS marine mitigation.

We expect to pay the majority of these accruals over the next three years. In connection with the issuance of operating permits, SDG&E and the other owners of SONGS previously reached an agreement with the California Coastal Commission to mitigate the damage to the marine environment caused by the cooling-water discharge from SONGS. At December 31, 2010, SDG&E's share of the estimated mitigation costs remaining to be spent through 2050 is  $17 million, which is recoverable in rates.

We discuss renewable energy requirements in Note 14 and greenhouse gas regulation in Note 15.

NUCLEAR INSURANCE

SDG&E and the other owners of San Onofre Nuclear Generating Station (SONGS) have insurance to cover claims from nuclear liability incidents arising at SONGS. This insurance provides  $375 million in coverage limits, the maximum amount available, including coverage for acts of terrorism. In addition, the Price-Anderson Act provides for up to  $12.2 billion of secondary financial protection (SFP). If a nuclear liability loss occurring at any U.S. licensed/commercial reactor exceeds the  $375 million insurance limit, all nuclear reactor owners could be required to contribute to the SFP. SDG&E's contribution would be up to  $47 million. This amount is subject to an annual maximum of  $7 million, unless a default occurs by any other SONGS owner. If the SFP is insufficient to cover the liability loss, SDG&E could be subject to an additional assessment.

The SONGS owners, including SDG&E, also have  $2.75 billion of nuclear property, decontamination, and debris removal insurance. In addition, the SONGS owners have up to  $490 million insurance coverage for outage expenses and replacement power costs due to accidental property damage. This coverage is limited to  $3.5 million per week for the first 52 weeks, then  $2.8 million per week for up to 110 additional weeks. There is a 12-week waiting period deductible. These insurance coverages are provided through a mutual insurance company. Insured members are subject to retrospective premium assessments. SDG&E could be assessed up to  $8.5 million.

The nuclear property insurance program includes an industry aggregate loss limit for non-certified acts of terrorism (as defined by the Terrorism Risk Insurance Act). The industry aggregate loss limit for property claims arising from non-certified acts of terrorism is  $3.24 billion. This is the maximum amount that will be paid to insured members who suffer losses or damages from these non-certified terrorist acts.

Concentration of Credit Risk

We maintain credit policies and systems to manage our overall credit risk. These policies include an evaluation of potential counterparties' financial condition and an assignment of credit limits. These credit limits are established based on risk and return considerations under terms customarily available in the industry. We grant credit to utility customers and counterparties, substantially all of whom are located in our service territory, which covers most of Southern California and a portion of central California for SoCalGas, and all of San Diego County and an adjacent portion of Orange County for SDG&E.

As described above, Sempra Generation has a contract with the DWR to supply up to 1,900 MW of power to the state over 10 years, beginning in 2001. Sempra Generation would be at risk for the amounts of outstanding billings and the continued viability of the contract if the DWR were to default on its payments under this contract. The average monthly billing related to this contract is  $29 million and is normally collected by the end of the next month. This agreement terminates in September 2011.

When they become operational, projects at Sempra LNG and Sempra Pipelines & Storage place significant reliance on the ability of their suppliers and customers to perform on long-term agreements and on our ability to enforce contract terms in the event of nonperformance. We consider many factors, including the negotiation of supplier and customer agreements, when we evaluate and approve development projects.

In connection with certain transactions we discuss in Note 4, RBS is obligated to provide RBS Sempra Commodities with all working-capital requirements and credit support. However, as a transitional measure, we continue to provide back-up guarantees for a portion of RBS Sempra Commodities' trading obligations. We provide additional information regarding these back-up guarantees and other guarantees in Note 5.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Segment Information

NOTE 17. SEGMENT INFORMATION

We have six separately managed reportable segments, as follows:

  SDG&E provides electric service to San Diego and southern Orange counties and natural gas service to San Diego County.

  SoCalGas is a natural gas distribution utility, serving customers throughout most of Southern California and part of central California.

  Sempra Generation develops, owns and operates, or holds interests in, electric power plants and energy projects in Arizona, California, Colorado, Nevada, Indiana, Hawaii and Mexico to serve wholesale electricity markets in the United States and Mexico. Sempra Generation also includes the operating results of Sempra Rockies Marketing, which holds firm service capacity on the Rockies Express Pipeline.
  Sempra Pipelines & Storage develops, owns and operates, or holds interests in, natural gas and propane pipelines and natural gas storage facilities in the United States and Mexico, and companies that provide natural gas or electricity services in Argentina, Chile, Mexico and Peru. We are currently pursuing the sale of our interests in the Argentine utilities, which we discuss further in Note 4 above. Sempra Pipelines & Storage also operates a natural gas distribution utility in Alabama.

  Sempra LNG develops, owns and operates receipt terminals for importing LNG into the U.S. and Mexico, and has supply and marketing agreements to purchase and sell LNG and natural gas.

  Sempra Commodities holds our investment in RBS Sempra Commodities, a joint venture with RBS. The partnership was formed in 2008 from our commodities-marketing businesses previously reported in this segment. The partnership's commodity trading businesses served customers in the global markets for natural gas and electricity, petroleum and petroleum products, and base metals.

Sempra Energy, RBS and the partnership divested substantially all of the businesses and assets of the partnership in four separate transactions completed in July, November and December of 2010 and in February 2011. We discuss these transactions and other matters concerning the partnership in Note 4.

We evaluate each segment's performance based on its contribution to Sempra Energy's reported earnings. The Sempra Utilities operate in essentially separate service territories, under separate regulatory frameworks and rate structures set by the CPUC. The Sempra Utilities' operations are based on rates set by the CPUC and the FERC. We describe the accounting policies of our segments in Note 1.

Sales to the DWR, which is a customer of the Sempra Generation segment and which is discussed in various sections of this Annual Report, comprised 8 percent of our revenues in 2010, 9 percent in 2009 and 10 percent in 2008.

In the first quarter of 2010, Sempra LNG became a reportable segment. We have revised segment disclosures for 2009 and 2008 to reflect this.

Due to the completion of RBS Sempra Commodities' sales of its businesses and assets, which essentially completed our exit from the commodities trading business, we changed the composition of our reporting segments such that Sempra Rockies Marketing, which was previously included in the Sempra Commodities segment, is now included in the Sempra Generation segment. We have revised segment disclosures for 2009 and 2008 to reflect this.

The following tables show selected information by segment from our Consolidated Statements of Operations and Consolidated Balance Sheets. We provide information about our equity method investments by segment in Note 4. Amounts labeled as "all other" in the following tables consist primarily of parent organizations.

SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2010			2009		2008
REVENUES
SDG&E		$3,049	34%	$2,916	36%	$3,251	30%
SoCalGas		3,822	42	3,355	41	4,768	44
Sempra Generation		1,172	13	1,179	15	1,827	17
Sempra Pipelines & Storage		350	4	465	6	457	4
Sempra LNG		711	8	278	3	74	1
Sempra Commodities		―	―	―	―	457	4
Adjustments and eliminations		3	―	―	―	(7)	―
Intersegment revenues		(104)	(1)	(87)	(1)	(69)	―
Total		$9,003	100%	$8,106	100%	$10,758	100%
INTEREST EXPENSE
SDG&E		$136		$104		$96
SoCalGas		66		68		62
Sempra Generation		13		12		16
Sempra Pipelines & Storage		36		34		18
Sempra LNG		48		24		7
Sempra Commodities		5		7		22
All other		306		279		149
Intercompany eliminations		(174)		(161)		(117)
Total		$436		$367		$253
INTEREST INCOME
SDG&E	$	―		$1		$6
SoCalGas		1		3		11
Sempra Generation		16		12		9
Sempra Pipelines & Storage		15		17		18
Sempra LNG		1		―		―
Sempra Commodities		4		―		7
All other		153		149		111
Intercompany eliminations		(174)		(161)		(117)
Total		$16		$21		$45
DEPRECIATION AND AMORTIZATION
SDG&E		$381	44%	$329	42%	$298	43%
SoCalGas		309	36	293	38	280	41
Sempra Generation		65	7	58	8	56	8
Sempra Pipelines & Storage		44	5	45	6	20	3
Sempra LNG		51	6	35	4	15	2
Sempra Commodities		―	―	―	―	6	1
All other		17	2	15	2	12	2
Total		$867	100%	$775	100%	$687	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E		$173		$177		$161
SoCalGas		176		144		140
Sempra Generation		(7)		108		99
Sempra Pipelines & Storage		26		(20)		23
Sempra LNG		25		(15)		(21)
Sempra Commodities		(191)		103		202
All other		(100)		(75)		(166)
Total		$102		$422		$438

SEGMENT INFORMATION (Continued)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2010		2009		2008
EARNINGS (LOSSES)
SDG&E(1)	$369	50%	$344	31%	$339	31%
SoCalGas(1)	286	39	273	25	244	22
Sempra Generation	103	14	169	15	220	20
Sempra Pipelines & Storage	159	21	101	9	106	9
Sempra LNG	68	9	16	1	(46)	(4)
Sempra Commodities	(155)	(21)	338	30	347	31
All other	(91)	(12)	(122)	(11)	(97)	(9)
Total	$739	100%	$1,119	100%	$1,113	100%
ASSETS
SDG&E	$12,077	40%	$10,229	36%	$9,079	34%
SoCalGas	7,986	26	7,287	25	7,351	28
Sempra Generation	2,401	8	2,049	7	1,860	7
Sempra Pipelines & Storage	5,175	17	4,485	16	4,060	15
Sempra LNG	2,379	8	2,277	8	2,098	8
Sempra Commodities	1,981	7	2,253	8	2,092	8
All other	612	2	597	2	747	3
Intersegment receivables	(2,328)	(8)	(665)	(2)	(887)	(3)
Total	$30,283	100%	$28,512	100%	$26,400	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,210	59%	$955	50%	$884	43%
SoCalGas	503	24	480	25	454	22
Sempra Generation	135	7	38	2	59	3
Sempra Pipelines & Storage	192	9	200	11	264	13
Sempra LNG	18	1	235	12	365	17
Sempra Commodities	―	―	―	―	21	1
All other	4	―	4	―	14	1
Total	$2,062	100%	$1,912	100%	$2,061	100%
GEOGRAPHIC INFORMATION
Long-lived assets:
United States	$19,905	87%	$19,870	88%	$17,637	88%
Mexico	2,217	10	1,954	9	1,929	10
South America	705	3	780	3	547	2
Total	$22,827	100%	$22,604	100%	$20,113	100%

Revenues:
United States	$8,118	90%	$7,476	92%	$9,743	91%
Mexico	884	10	629	8	913	8
South America	1	―	1	―	5	―
Europe	―	―	―	―	93	1
Canada	―	―	―	―	(12)	―
Asia	―	―	―	―	16	―
Total	$9,003	100%	$8,106	100%	$10,758	100%
(1) After preferred dividends.

QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Quarterly Financial Data

NOTE 18. QUARTERLY FINANCIAL DATA (UNAUDITED)

SEMPRA ENERGY
(In millions, except for per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2010
Revenues	$2,534	$2,008	$2,116	$2,345
Expenses and other income	$2,395	$1,771	$2,017	$2,034

Net income	$100	$205	$127	$301
Earnings attributable to Sempra Energy	$106	$222	$131	$280

Basic per-share amounts(1):
Net income	$0.41	$0.83	$0.52	$1.26
Earnings attributable to Sempra Energy	$0.43	$0.90	$0.53	$1.17
Weighted average common shares outstanding	246.1	246.8	246.7	239.5

Diluted per-share amounts(1):
Net income	$0.40	$0.82	$0.51	$1.24
Earnings attributable to Sempra Energy	$0.42	$0.89	$0.53	$1.15
Weighted average common shares outstanding	250.4	249.7	249.8	242.5
2009
Revenues	$2,108	$1,689	$1,853	$2,456
Expenses and other income	$1,690	$1,433	$1,443	$2,064

Net income	$325	$189	$302	$306
Earnings attributable to Sempra Energy	$316	$198	$317	$288

Basic per-share amounts(1):
Net income	$1.35	$0.78	$1.24	$1.25
Earnings attributable to Sempra Energy	$1.31	$0.82	$1.30	$1.18
Weighted average common shares outstanding	241.8	242.7	243.9	244.9

Diluted per-share amounts(1):
Net income	$1.33	$0.76	$1.21	$1.23
Earnings attributable to Sempra Energy	$1.29	$0.80	$1.27	$1.16
Weighted average common shares outstanding	245.0	247.1	248.5	248.7
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

In the first quarter of 2010, Expenses and Other Income included  $159 million in litigation expense related to the agreement in principle to settle certain energy crisis litigation. The litigation expense negatively impacted Net Income and Earnings Attributable to Sempra Energy by  $96 million. Also in the first quarter of 2010, Earnings Attributable to Sempra Energy were negatively impacted by a  $16 million write-down of deferred tax assets as a result of the change to U.S. tax law regarding the Medicare Part D subsidy.

In the third quarter of 2010, Expenses and Other Income included a  $305 million write-down of our investment in RBS Sempra Commodities. This write-down and a write-down of our investment in Argentina negatively impacted Net Income and Earnings Attributable to Sempra Energy by  $139 million and  $24 million, respectively.

In all quarters in 2010, Expenses and Other Income, Net Income, and Earnings Attributable to Sempra Energy were negatively impacted by the lower equity earnings from Sempra Commodities, which were adversely impacted by: the sale of businesses within RBS Sempra Commodities; lower volatility in the U.S. natural gas and power business; and the disruptions caused by the process to sell the partnership's businesses.

In the second quarter of 2009, Expenses and Other Income included an asset write-off of  $132 million related to Sempra Pipelines & Storage's Liberty Gas Storage project. The write-off negatively impacted Net Income and Earnings Attributable to Sempra Energy by  $97 million and  $64 million, respectively.

We discuss quarterly fluctuations related to SDG&E, PE and SoCalGas below.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2010
Operating revenues	$742	$692	$811	$804
Operating expenses	604	546	613	629
Operating income	$138	$146	$198	$175

Net income	$76	$55	$103	$124
(Earnings) losses attributable to noncontrolling interests	8	21	5	(18)
Earnings	84	76	108	106
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$83	$75	$106	$105
2009
Operating revenues	$732	$631	$773	$780
Operating expenses	557	518	601	651
Operating income	$175	$113	$172	$129

Net income	$107	$91	$92	$83
(Earnings) losses attributable to noncontrolling interests	(7)	(20)	18	(15)
Earnings	100	71	110	68
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$99	$70	$108	$67

Significant factors impacting Net Income and Earnings Attributable to Common Shares in 2010 as compared to 2009 included (dollars in millions):

	Quarters ended
	March 31	June 30	September 30	December 31
Higher liability insurance premiums for wildfire coverage	$(5)	$(6)	$(5)	$(4)
Resolution of regulatory matters	―	9	(9)	16
(Higher) lower litigation expense	(9)	5	(6)	(3)
Higher authorized margins(1)	―	6	16	14
Resolution of prior years' income tax issues	―	(10)	(1)	9
Write-down of deferred income tax assets related
to Medicare Part D subsidy	(3)	―	―	―
(1)	These amounts are net of fluctuations in nonrecoverable operation and maintenance expenses.

PE
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2010
Operating revenues	$1,182	$834	$776	$1,030
Operating expenses	1,047	717	640	901
Operating income	$135	$117	$136	$129

Net income	$65	$71	$79	$75
Preferred dividends of subsidiary	―	(1)	―	―
Earnings	65	70	79	75
Dividends on preferred stock	(1)	(1)	(1)	(1)
Earnings attributable to common shares	$64	$69	$78	$74
2009
Operating revenues	$920	$694	$662	$1,079
Operating expenses	810	579	527	963
Operating income	$110	$115	$135	$116

Net income	$59	$63	$73	$75
Preferred dividends of subsidiary	―	(1)	―	―
Earnings	59	62	73	75
Dividends on preferred stock	(1)	(1)	(1)	(1)
Earnings attributable to common shares	$58	$61	$72	$74

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2010
Operating revenues	$1,182	$834	$776	$1,030
Operating expenses	1,048	716	642	900
Operating income	$134	$118	$134	$130

Net income	$65	$70	$78	$74
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$65	$69	$78	$74
2009
Operating revenues	$920	$694	$662	$1,079
Operating expenses	810	578	530	961
Operating income	$110	$116	$132	$118

Net income	$59	$66	$74	$75
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$59	$65	$74	$75

Increases in Operating Revenues and Operating Expenses in the first three quarters of 2010 compared to 2009 were largely driven by substantially higher natural gas prices. Compared to the first quarter of 2010, Operating Revenues and Operating Expenses were lower in the remaining quarters of 2010 due to lower natural gas prices and volumes.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events

NOTE 19. SUBSEQUENT EVENT

On January 19, 2011, Sempra Pipelines & Storage agreed to acquire from AEI its interests in Chilquinta Energía S.A. (Chilquinta Energía) and Luz del Sur S.A. (Luz del Sur) for approximately  $875 million.

As of December 31, 2010, Sempra Pipelines & Storage and AEI each own 50 percent of Chilquinta Energía and approximately 38 percent of Luz del Sur. When this transaction is completed, Sempra Pipelines & Storage will own 100 percent of Chilquinta Energía and approximately 76 percent of Luz del Sur, with the remaining shares of Luz del Sur held by institutional investors and the general public. As part of our acquisition of AEI's interest in Luz del Sur, we are required to launch a tender offer to the minority shareholders of Luz del Sur to purchase their shares at a price as determined by an independent appraiser. As part of this transaction, Sempra Pipelines & Storage has also agreed to acquire AEI's interests in two energy-services companies, Tecnored S.A. and Tecsur S.A.

We expect the transaction to close in the second quarter of 2011, subject to closing conditions, including obtaining regulatory approvals and resolution of certain tax matters.

We provide additional information about Sempra Pipelines & Storage's investments in Chilquinta Energía and Luz del Sur in Note 4.

SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT	12 Months Ended
Dec. 31, 2010
Condensed Financial Information Of Parent [Abstract]
Condensed Financial Information of Parent

Schedule I – Sempra Energy Condensed Financial Information of Parent

SEMPRA ENERGY
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2010	2009	2008

Interest income	$146	$140	$104
Interest expense	(265)	(244)	(130)
Operation and maintenance	(59)	(81)	(64)
Other income (expense), net	65	50	(63)
Income tax benefits	79	89	93
Loss before equity in earnings of subsidiaries	(34)	(46)	(60)
Equity in earnings of subsidiaries, net of income taxes	773	1,165	1,173
Net income/earnings	$739	$1,119	$1,113

Basic earnings per common share	$3.02	$4.60	$4.50
Weighted-average number of shares outstanding (thousands)	244,736	243,339	247,387

Diluted earnings per common share	$2.98	$4.52	$4.43
Weighted-average number of shares outstanding (thousands)	247,942	247,384	251,159
See Notes to Condensed Financial Information of Parent (Sempra Energy).

SEMPRA ENERGY
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31,	December 31,
	2010	2009
Assets:
Cash and cash equivalents	$157	$7
Due from affiliates	27	133
Income taxes receivable	190	242
Other current assets	11	18
Total current assets	385	400

Investments in subsidiaries	11,484	10,790
Due from affiliates	1,683	2,972
Other assets	793	820
Total assets	$14,345	$14,982

Liabilities and shareholders' equity:
Current portion of long-term debt	$32	$507
Due to affiliates	1,331	1,350
Other current liabilities	374	379
Total current liabilities	1,737	2,236

Long-term debt	3,140	3,196
Other long-term liabilities	441	543
Shareholders' equity	9,027	9,007
Total liabilities and shareholders' equity	$14,345	$14,982
See Notes to Condensed Financial Information of Parent (Sempra Energy).

SEMPRA ENERGY
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008

Net cash provided by operating activities	$218	$97	$173

Dividends received from subsidiaries	100	150	350
Expenditures for property, plant and equipment	(1)	(1)	(4)
Expenditures for short-term investments	―	―	(640)
Proceeds from sale of short-term investments	―	152	488
Purchase of trust assets	―	(30)	(17)
Proceeds from sales by trust	11	―	2
Decrease (increase) in loans to affiliates, net	1,204	(1,285)	(149)
Cash provided by (used in) investing activities	1,314	(1,014)	30

Common stock dividends paid	(364)	(341)	(339)
Issuances of common stock	40	73	18
Repurchases of common stock	(502)	(22)	(1,018)
Issuances of long-term debt	40	1,492	1,247
Payments on long-term debt	(565)	(314)	(11)
(Decrease) increase in loans from affiliates, net	(40)	4	(102)
Other	9	20	8
Cash (used in) provided by financing activities	(1,382)	912	(197)

Increase (decrease) in cash and cash equivalents	150	(5)	6
Cash and cash equivalents, January 1	7	12	6
Cash and cash equivalents, December 31	$157	$7	$12
See Notes to Condensed Financial Information of Parent (Sempra Energy).

SEMPRA ENERGY

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT

Note 1. Basis of Presentation

Sempra Energy accounts for the earnings of its subsidiaries under the equity method in this unconsolidated financial information.

Other Income (Expense), Net, on the Condensed Statements of Operations includes  $35 million of gains in 2010,  $55 million of gains in 2009, and  $53 million of losses in 2008 associated with investment earnings or losses on dedicated assets in support of our executive retirement and deferred compensation plans. It also includes  $57 million from Mexican peso exchange losses in 2008.

Because of its nature as a holding company, Sempra Energy classifies dividends received from subsidiaries as an investing cash flow.

Note 2. Long-Term Debt

	December 31,	December 31,
(Dollars in millions)	2010	2009

6.5% Notes June 1, 2016	$750	$750
6% Notes October 15, 2039	750	750
9.8% Notes February 15, 2019	500	500
6.15% Notes June 15, 2018	500	500
6% Notes February 1, 2013	400	400
Notes at variable rates after fixed-to-floating swap March 1, 2010	―	300
8.9% Notes November 15, 2013	250	250
7.95% Notes March 1, 2010	―	200
Employee Stock Ownership Plan
Bonds at 5.781% (fixed rate to July 1, 2010) November 1, 2014	―	50
Bonds at variable rates payable on demand (0.63% at December 31, 2010)
November 1, 2014	32	7
Market value adjustments for interest rate swap, net (expired March 1, 2010)	―	7
	3,182	3,714
Current portion of long-term debt	(32)	(507)
Unamortized discount on long-term debt	(10)	(11)
Total long-term debt	$3,140	$3,196

Maturities of long-term debt are  $32 million in 2011,  $650 million in 2013, and  $2.5 billion thereafter.

Additional information on Sempra Energy's long-term debt is provided in Note 5 of the Notes to Consolidated Financial Statements in the Annual Report.

Note 3. Commitments and Contingencies

For contingencies and guarantees related to Sempra Energy, refer to Notes 5 and 16 of the Notes to Consolidated Financial Statements in the Annual Report.

Schedule I – Pacific Enterprises Condensed Financial Information of Parent

PACIFIC ENTERPRISES
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008

Interest and other income	$1	$1	$11
Expenses, interest and income taxes	(2)	(9)	(7)
Income (loss) before equity in earnings of subsidiaries	(1)	(8)	4
Equity in earnings of subsidiaries	286	273	244
Net income/earnings attributable to common shares	$285	$265	$248
See Notes to Condensed Financial Information of Parent (Pacific Enterprises).

PACIFIC ENTERPRISES
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31,	December 31,
	2010	2009
Assets:
Current assets	$15	$7
Investment in subsidiary	1,934	1,745
Due from affiliates, long-term	502	513
Deferred charges and other assets	31	35
Total assets	$2,482	$2,300

Liabilities and shareholders' equity:
Due to affiliates	$85	$84
Other current liabilities	1	4
Total current liabilities	86	88
Long-term liabilities	―	4

Shareholders' equity:
Preferred stock	80	80
Common equity	2,316	2,128
Total shareholders' equity	2,396	2,208
Total liabilities and shareholders' equity	$2,482	$2,300
See Notes to Condensed Financial Information of Parent (Pacific Enterprises).

PACIFIC ENTERPRISES
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2010		2009		2008

Net cash (used in) provided by operating activities		$(9)		$(7)		$5

Dividends received from subsidiaries		100		―		350
Decrease (increase) in loans to affiliates, net		14		12		(1)
Other		(1)		(1)		―
Cash provided by investing activities		113		11		349

Common stock dividends paid		(100)		―		(350)
Preferred dividends paid		(4)		(4)		(4)
Cash used in financing activities		(104)		(4)		(354)

Net change in cash and cash equivalents		―		―		―
Cash and cash equivalents, January 1		―		―		―
Cash and cash equivalents, December 31	$	―	$	―	$	―
See Notes to Condensed Financial Information of Parent (Pacific Enterprises).

PACIFIC ENTERPRISES

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT

Note 1. Basis of Presentation

Pacific Enterprises accounts for the earnings of its subsidiaries under the equity method in this unconsolidated financial information.

Because of its nature as a holding company, Pacific Enterprises classifies dividends received from subsidiaries as an investing cash flow.

Note 2. Commitments and Contingencies

For commitments and contingencies related to Pacific Enterprises, refer to Note 16 of the Notes to Consolidated Financial Statements in the Annual Report.

SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Policies)	12 Months Ended
Dec. 31, 2010
Consolidation Policy [Abstract]
Principles of Consolidation

Principles of Consolidation

Sempra Energy

Sempra Energy's Consolidated Financial Statements include the accounts of Sempra Energy, a California-based Fortune 500 holding company, and its consolidated subsidiaries and a variable interest entity (VIE). Sempra Energy's principal subsidiaries are

  San Diego Gas & Electric Company (SDG&E) and Southern California Gas Company (SoCalGas), which we collectively refer to as the Sempra Utilities; and

  Sempra Global, which is the holding company for Sempra Generation, Sempra Pipelines & Storage, Sempra LNG, and Sempra Commodities.

Sempra Energy uses the equity method to account for investments in affiliated companies over which we have the ability to exercise significant influence, but not control. We discuss our investments in unconsolidated subsidiaries in Notes 3 and 4.

SDG&E

SDG&E's Consolidated Financial Statements include its accounts and the accounts of a VIE of which SDG&E is the primary beneficiary, as we discuss below under "Variable Interest Entities." SDG&E's common stock is wholly owned by Enova Corporation, which is a wholly owned subsidiary of Sempra Energy.

Pacific Enterprises and SoCalGas

Pacific Enterprise's Consolidated Financial Statements include the accounts of Pacific Enterprises (PE) and its subsidiary, SoCalGas. Sempra Energy owns all of PE's common stock and PE owns all of SoCalGas' common stock. SoCalGas' Consolidated Financial Statements include its subsidiaries, which comprise less than one percent of its consolidated financial position and results of operations.

PE's operations consist solely of those of SoCalGas and additional items (e.g., cash, intercompany accounts and equity) attributable to serving as a holding company for SoCalGas.

Variable Interest Entities (VIE)

We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based upon qualitative and quantitative analyses, which assess the purpose and design of the VIE;
  the nature of the VIE's risks and the risks we absorb;
  the power to direct activities that most significantly impact the economic performance of the VIE; and

  the obligation to absorb losses or right to receive benefits that could be significant to the VIE.

Public Utilities Policy [Abstract[
Regulatory Matters, Policy

REGULATORY MATTERS

Effects of Regulation

The accounting policies of our principal regulated utility subsidiaries, SDG&E and SoCalGas, conform with GAAP for regulated enterprises and reflect the policies of the California Public Utilities Commission (CPUC) and the Federal Energy Regulatory Commission (FERC).

The Sempra Utilities prepare their financial statements in accordance with GAAP provisions governing regulated operations. Under these provisions, a regulated utility records a regulatory asset if it is probable that, through the ratemaking process, the utility will recover that asset from customers. To the extent that recovery is no longer probable as a result of changes in regulation or the utility's competitive position, the related regulatory assets are written off. Regulatory liabilities represent amounts collected from customers in advance of the actual expenditure by the utility. If the actual expenditures are less than amounts previously collected from ratepayers, the excess would be refunded to customers, generally by reducing future rates.

Fair Value Measurements Policy [Abstract]
Fair Value Measurements, Policy

Fair Value Measurements

We apply recurring fair value measurements to certain assets and liabilities, primarily nuclear decommissioning trust assets and other miscellaneous derivatives. Prior to the formation of RBS Sempra Commodities LLP (RBS Sempra Commodities) on April 1, 2008, as we discuss in Notes 3 and 4, we also applied fair value measurements to trading derivatives and certain trading inventories.

"Fair value" is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

A fair value measurement reflects the assumptions market participants would use in pricing an asset or liability based on the best available information. These assumptions include the risk inherent in a particular valuation technique (such as a pricing model) and the risks inherent in the inputs to the model. Also, we consider an issuer's credit standing when measuring its liabilities at fair value.

We establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 financial instruments primarily consist of exchange-traded derivatives, listed equities and U.S. government treasury securities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including:

  quoted forward prices for commodities
  time value
  current market and contractual prices for the underlying instruments volatility factors

  other relevant economic measures

Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Our financial instruments in this category include non-exchange-traded derivatives such as over-the-counter (OTC) forwards and options.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value from the perspective of a market participant.

Cash And Cash Equivalents Policy [Abstract]
Cash and Cash Equivalents, Policy	Cash and Cash Equivalents Cash equivalents are highly liquid investments with maturities of three months or less at the date of purchase.
Inventory Policy [Abstract]
Inventories, Policy

Inventories

The Sempra Utilities value natural gas inventory by the last-in first-out (LIFO) method. As inventories are sold, differences between the LIFO valuation and the estimated replacement cost are reflected in customer rates. Materials and supplies at the Sempra Utilities are generally valued at the lower of average cost or market.

Income Tax Policy [Abstract]
Income Taxes, Policy

Income Taxes

Income tax expense includes current and deferred income taxes from operations during the year. We record deferred income taxes for temporary differences between the book and the tax bases of assets and liabilities. Investment tax credits from prior years are amortized to income by the Sempra Utilities over the estimated service lives of the properties as required by the CPUC, and represent regulatory liabilities. At Sempra Global and Parent, investment tax credits and low-income housing credits are recognized in income as earned.

The Sempra Utilities and Mobile Gas recognize

  regulatory assets to offset deferred tax liabilities if it is probable that the amounts will be recovered from customers; and

  regulatory liabilities to offset deferred tax assets if it is probable that the amounts will be returned to customers.

We currently do not record deferred income taxes for undistributed earnings of our non-U.S. subsidiaries.

When there are uncertainties related to potential income tax benefits, in order to qualify for recognition, the position we take has to have at least a "more likely than not" chance of being sustained (based on the position's technical merits) upon challenge by the respective authorities. The term "more likely than not" means a likelihood of more than 50 percent. Otherwise, we may not recognize any of the potential tax benefit associated with the position. We recognize a benefit for a tax position that meets the "more likely than not" criterion at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon its effective resolution.

Unrecognized tax benefits involve management's judgment regarding the likelihood of the benefit being sustained. The final resolution of uncertain tax positions could result in adjustments to recorded amounts and may affect our results of operations, financial position and cash flows.

Property Plant And Equipment Policy [Abstract]
Property, Plant and Equipment, Policy

Property, Plant and Equipment

Property, plant and equipment primarily represents the buildings, equipment and other facilities used by the Sempra Utilities to provide natural gas and electric utility services, and by Sempra Generation, Sempra Pipelines & Storage and Sempra LNG. It also reflects projects included in construction work in progress at these business units.

Our plant costs include

  labor
  materials and contract services

  expenditures for replacement parts incurred during a major maintenance outage of a generating plant

In addition, the cost of our utility plant includes an allowance for funds used during construction (AFUDC). We discuss AFUDC below. The cost of non-utility plant includes capitalized interest.

Maintenance costs are expensed as incurred. The cost of most retired depreciable utility plant minus salvage value is charged to accumulated depreciation.

Depreciation expense is based on the straight-line method over the useful lives of the assets or, for the Sempra Utilities, a shorter period prescribed by the CPUC. Depreciation expense is computed using the straight-line method over the asset's estimated original composite useful life or the remaining term of the site leases, whichever is shorter.

The Sempra Utilities finance their construction projects with borrowed funds and equity funds. The CPUC and the FERC allow the recovery of the cost of these funds by the capitalization of AFUDC, calculated using rates authorized by the CPUC and the FERC, as a cost component of property, plant and equipment. The Sempra Utilities earn a return on the allowance after the utility property is placed in service and recover the AFUDC from their customers over the expected useful lives of the assets.

Sempra Global businesses capitalize interest costs incurred to finance capital projects. The Sempra Utilities also capitalize certain interest costs.

Impairment Or Disposal Of Long Lived Assets Policy [Abstract]
Impairment or Disposal of Long-lived Assets, Policy

Assets Held for Sale

We classify assets as held for sale when management approves and commits to a formal plan to actively market an asset for sale and we expect the sale to close within the next twelve months. Upon classifying an asset as held for sale, we record the asset at the lower of its carrying value or its estimated fair value reduced for selling costs. We cease to record depreciation expense on an asset when it is classified as held for sale.

Long-Lived Assets

We periodically evaluate whether events or circumstances have occurred that may affect the recoverability or the estimated useful lives of long-lived assets, the definition of which includes intangible assets subject to amortization, but does not include unconsolidated subsidiaries. Impairment of long-lived assets occurs when the estimated future undiscounted cash flows are less than the carrying amount of the assets. If that comparison indicates that the assets' carrying value may not be recoverable, the impairment is measured based on the difference between the carrying amount and the fair value of the assets. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

Goodwill And Intangible Assets, Policy [Abstract]
Goodwill and Intangible Assets, Policy [Text Block]

Goodwill and other Intangible Assets

Goodwill

Goodwill is the excess of the purchase price over the fair value of the net assets of acquired companies. Goodwill is not amortized but is tested annually on October 1 for impairment. Impairment of goodwill occurs when the carrying amount (book value) of goodwill exceeds its implied fair value. If the book value of goodwill is greater than the fair value on the test date, an impairment loss is recorded.

Asset Retirement Obligations And Environmental Cost Policy [Abstract]
Asset Retirement Obligations, Policy

Asset Retirement Obligations

For tangible long-lived assets, we record asset retirement obligations for the present value of liabilities of future costs expected to be incurred when assets are retired from service, if the retirement process is legally required and if a reasonable estimate of fair value can be made. We also record a liability if a legal obligation to perform an asset retirement exists and can be reasonably estimated, but performance is conditional upon a future event. We record the estimated retirement cost over the life of the related asset by depreciating the present value of the obligation (measured at the time of the asset's acquisition) and accreting the discount until the liability is settled. Rate-regulated entities record regulatory assets or liabilities as a result of the timing difference between the recognition of costs in accordance with GAAP and costs recovered through the rate-making process. We have recorded a regulatory liability to show that the Sempra Utilities have collected funds from customers more quickly and for larger amounts than we would accrete the retirement liability and depreciate the asset in accordance with GAAP.

Commitments And Contingencies Policy [Abstract]
Contingencies, Policy

Contingencies

We accrue losses for the estimated impacts of various conditions, situations or circumstances involving uncertain outcomes. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date and:

  information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and

  the amounts of the loss can be reasonably estimated.

We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events.

Legal Costs Policy [Abstract]
Legal Fees, Policy	Legal Fees Legal fees that are associated with a past event for which a liability has been recorded are accrued when it is probable that fees also will be incurred.
Stockholders Equity Policy [Abstract]
Comprehensive Income, Policy

Comprehensive Income

Comprehensive income includes all changes in the equity of a business enterprise (except those resulting from investments by owners and distributions to owners), including:

  foreign-currency translation adjustments
  amortization of net actuarial gain or loss and prior service cost related to pension and other postretirement benefits plans unrealized gains or losses on available-for-sale securities certain hedging activities

Revenue Recognition Policy [Abstract]
Revenues, Policy

REVENUES

Sempra Utilities

The Sempra Utilities generate revenues primarily from deliveries to their customers of electricity by SDG&E and natural gas by both SoCalGas and SDG&E and from related services. They record these revenues following the accrual method and recognize them upon delivery and performance. They also record revenue from CPUC-approved incentive awards, some of which require approval by the CPUC prior to being recognized.

Sempra Global

Sempra Generation

Sempra Generation generates revenues primarily from selling electricity to governmental and wholesale power marketing entities. These revenues are recognized as the electricity is delivered. In each of 2010, 2009 and 2008, Sempra Generation's electricity sales to the DWR accounted for a significant portion of its revenues. Sempra Generation's revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for power and natural gas.

Sempra Pipelines & Storage

Sempra Pipelines & Storage has consolidated foreign subsidiaries in Mexico. The pipeline operations in Mexico recognize revenues from the sale and transportation of natural gas as deliveries are made and from fixed capacity payments. The natural gas distribution utility in Mexico applies GAAP for regulated utilities, as we discuss above. Sempra Pipelines & Storage's natural gas storage and transportation operations recognize revenues when they provide services in accordance with contractual agreements for the storage and transportation services. Sempra Pipelines & Storage's revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for natural gas.

Sempra LNG

Sempra LNG recognizes revenues from (1) the sale of LNG and natural gas as deliveries are made to counterparties and (2) from reservation and usage fees under terminal capacity agreements, nitrogen injection service agreements and tug service agreements. Sempra LNG reports revenue net of value added taxes in Mexico. Sempra LNG's revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for natural gas.

Sempra Commodities

As we discuss in Notes 3 and 4, on April 1, 2008, our commodities-marketing businesses, previously wholly owned subsidiaries of Sempra Energy, were sold into RBS Sempra Commodities LLP (RBS Sempra Commodities), a partnership jointly owned by Sempra Energy and The Royal Bank of Scotland. Therefore, beginning April 1, 2008, we account for our earnings in the partnership under the equity method. In 2010 and early 2011, the partnership divested its principal businesses and assets, as we discuss in Notes 3 and 4.

RBS Sempra Commodities generated most of its revenues from trading and marketing activities in natural gas, electricity, petroleum, petroleum products, base metals and other commodities. RBS Sempra Commodities quoted bid and ask prices to end users and other market makers. It also earned trading profits as a dealer by structuring and executing transactions. Principal transaction revenues were recognized on a trade-date basis and included realized gains and losses and the net change in unrealized gains and losses.

RBS Sempra Commodities used derivative instruments (which we discuss further in Note 10) to reduce its exposure to unfavorable changes in market prices. Non-derivative contracts were accounted for on an accrual basis and the related profit or loss was recognized as the contracts were settled.

Cost Of Sales Policy [Abstract]
Other Cost of Sales, Policy

OTHER COST OF SALES

Other Cost of Sales primarily includes the transportation and storage costs incurred at Sempra Commodities prior to April 1, 2008, pipeline capacity marketing costs incurred at Sempra Generation, and pipeline transportation and natural gas marketing costs incurred at Sempra LNG.

Selling General And Administrative Expenses Policy [Abstract]
Operation and Maintenance Expenses, Policy

OPERATION AND MAINTENANCE EXPENSES

Operation and Maintenance includes operating and maintenance costs, and general and administrative costs, which consist primarily of personnel costs, purchased materials and services, and rent. Operation and Maintenance also includes litigation expense, which is shown separately on Sempra Energy's Consolidated Statements of Operations.

Foreign Currency Transactions And Translations Policy [Abstract]
Foreign Currency Translation, Policy

Foreign Currency Translation

Our foreign operations generally use their local currency as their functional currency. The assets and liabilities of our foreign operations are translated into U.S. dollars at current exchange rates at the end of the reporting period, and revenues and expenses are translated at average exchange rates for the year. The resulting noncash translation adjustments do not enter into the calculation of earnings or retained earnings (unless the operation is being discontinued), but are reflected in Comprehensive Income and in Accumulated Other Comprehensive Income (Loss), a component of shareholders' equity.

INVESTMENTS IN UNCONSOLIDATED ENTITIES (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Investments in Unconsolidated Entities, Policy

We generally account for investments under the equity method when we have an ownership interest of 20 to 50 percent. In these cases, our pro rata shares of the subsidiaries' net assets are included in Other Investments and in Investment in RBS Sempra Commodities LLP on the Consolidated Balance Sheets. These investments are adjusted for our share of each investee's earnings or losses, dividends, and other comprehensive income or loss.

The carrying value of unconsolidated subsidiaries is evaluated for impairment under the GAAP provisions for equity method investments. We account for certain investments in housing partnerships made before May 19, 1995 under the cost method, whereby the costs were amortized over ten years based on the expected residual value.

EMPLOYEE BENEFIT PLANS (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Employee Benefit Plans, Policy

We are required by applicable GAAP to:

  recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status in the statement of financial position;
  measure a plan's assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and

  recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders' equity.

The information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries.

Sempra Energy has funded and unfunded noncontributory defined benefit plans, including separate plans for SDG&E and SoCalGas, which together cover substantially all employees and Sempra Energy's board of directors. The plans generally provide defined benefits based on years of service and either final average or career salary.

Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which together cover substantially all employees and Sempra Energy's board of directors. The life insurance plans are both contributory and noncontributory, and the health-care plans are contributory. Participants' contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees' spouses.

Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates
  expected return on plan assets
  health-care cost trend rates
  mortality rates
  compensation increase rates

  payout elections (lump sum or annuity)

We review these assumptions on an annual basis prior to the beginning of each year and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. We use a December 31 measurement date for all of our plans.

SHARE-BASED COMPENSATION (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Share-based Compensation, Policy

Share-Based Awards and Compensation Expense

We measure and recognize compensation expense for all share-based payment awards made to our employees and directors based on estimated fair values on the date of grant. We recognize compensation costs net of an estimated forfeiture rate (based on historical experience) and recognize the compensation costs for non-qualified stock options and restricted stock and stock units on a straight-line basis over the requisite service period of the award, which is generally four years. However, in the year that an employee becomes eligible for retirement, the remaining expense related to the employee's awards is recognized immediately. Substantially all awards outstanding are classified as equity instruments, therefore we recognize additional paid in capital as we recognize the compensation expense associated with the awards.

DERIVATIVE FINANCIAL INSTRUMENTS (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Derivative Financial Instruments, Policy

We use derivative instruments primarily to manage exposures arising in the normal course of business. These exposures are commodity market risk and benchmark interest rate risk. We may also manage foreign exchange rate exposures using derivatives. Our use of derivatives for these risks is integrated into the economic management of our anticipated revenues, anticipated expenses, assets and liabilities. Derivatives may be effective in mitigating these risks that could lead to declines in anticipated revenues or increases in anticipated expenses, or that our asset values may fall or our liabilities increase. Accordingly, our derivative activity summarized below generally represents an impact that is intended to offset associated revenues, expenses, assets or liabilities that are not presented below.

We record all derivatives at fair value on the Consolidated Balance Sheets. We designate each derivative as (1) a cash flow hedge, (2) a fair value hedge, or (3) undesignated. Depending on the applicability of hedge accounting and, for the Sempra Utilities and other operations subject to regulatory accounting, the requirement to pass impacts through to customers, the impact of derivative instruments may be offset in other comprehensive income (cash flow hedge), on the balance sheet (fair value hedges and regulatory offsets), or recognized in earnings. We classify cash flows from the settlements of derivative instruments as operating activities on the Statements of Consolidated Cash Flows.

In certain cases, we apply the normal purchase or sale exception to derivative accounting and have other commodity contracts that are not derivatives.

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Earnings Per Share, Policy

Basic earnings per common share (EPS) is calculated by dividing earnings applicable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

The dilution from common stock options is based on the treasury stock method. Under this method, proceeds based on the exercise price plus unearned compensation and windfall tax benefits and minus tax shortfalls are assumed to be used to repurchase shares on the open market at the average market price for the year. The windfall tax benefits are tax deductions we would receive upon the assumed exercise of stock options in excess of the deferred income taxes we recorded related to the compensation expense on the stock options. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. The calculation excludes options for which the exercise price on common stock was greater than the average market price during the year.

The dilution from unvested restricted stock awards and units is also based on the treasury stock method. Assumed proceeds equal to the unearned compensation and windfall tax benefits and minus tax shortfalls related to the awards are assumed to be used to repurchase shares on the open market at the average market price for the year. The windfall tax benefits or tax shortfalls are the difference between tax deductions we would receive upon the assumed vesting of restricted stock awards and units and the deferred income taxes we recorded related to the compensation expense on the restricted stock awards and units.

COMMITMENTS AND CONTINGENCIES (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Environmental Issues, Policy

Environmental Issues

Our operations are subject to federal, state and local environmental laws. We also are subject to regulations related to hazardous wastes, air and water quality, land use, solid waste disposal and the protection of wildlife. These laws and regulations require that we investigate and correct the effects of the release or disposal of materials at sites associated with our past and our present operations. These sites include those at which we have been identified as a Potentially Responsible Party (PRP) under the federal Superfund laws and similar state laws.

In addition, we are required to obtain numerous governmental permits, licenses and other approvals to construct facilities and operate our businesses. The related costs of environmental monitoring, pollution control equipment, cleanup costs, and emissions fees are significant. Increasing national and international concerns regarding global warming and mercury, carbon dioxide, nitrogen oxide and sulfur dioxide emissions could result in requirements for additional pollution control equipment or significant emissions fees or taxes that could adversely affect Sempra Generation. The Sempra Utilities' costs to operate their facilities in compliance with these laws and regulations generally have been recovered in customer rates.

We generally capitalize the significant costs we incur to mitigate or prevent future environmental contamination or extend the life, increase the capacity, or improve the safety or efficiency of property used in current operations.

At the Sempra Utilities, costs that relate to current operations or an existing condition caused by past operations are generally recorded as a regulatory asset due to the probability that these costs will be recovered in rates.

We record environmental liabilities at undiscounted amounts when our liability is probable and the costs can be reasonably estimated. In many cases, however, investigations are not yet at a stage where we can determine whether we are liable or, if the liability is probable, to reasonably estimate the amount or range of amounts of the costs. Estimates of our liability are further subject to uncertainties such as the nature and extent of site contamination, evolving cleanup standards and imprecise engineering evaluations. We review our accruals periodically and, as investigations and cleanup proceed, we make adjustments as necessary.

SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Regulatory Balancing Accounts [Abstract]
Schedule Of Regulatory Balancing Accounts
SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2010	2009	2010	2009	2010	2009
Overcollected	$733	$699	$443	$383	$290	$316
Undercollected	(492)	(317)	(382)	(224)	(110)	(93)
Net payable	$241	$382	$61	$159	$180	$223

Schedule Of Regulatory Assets (Liabilities) [Abstract]
Schedule Of Regulatory Assets (Liabilities)
REGULATORY ASSETS (LIABILITIES) AT DECEMBER 31
(Dollars in millions)
	2010	2009
SDG&E
Fixed-price contracts and other derivatives	$299	$271
Costs related to wildfire litigation	364	―
Deferred taxes recoverable in rates	502	415
Pension and other postretirement benefit obligations	279	342
Removal obligations(1)	(1,409)	(1,330)
Unamortized loss on reacquired debt, net	23	27
Environmental costs	17	15
Other	38	15
Total SDG&E	113	(245)
SoCalGas
Pension and other postretirement benefit obligations	586	617
Employee benefit costs	59	52
Removal obligations(1)	(1,208)	(1,227)
Deferred taxes refundable in rates	(138)	(175)
Unamortized loss on reacquired debt, net	23	26
Environmental costs	18	25
Workers' compensation	41	47
Other	(6)	(11)
Total SoCalGas	(625)	(646)
Other Sempra Energy
Mobile Gas	(16)	(8)
Ecogas	9	14
Total Other Sempra Energy	(7)	6
Total Sempra Energy Consolidated	$(519)	$(885)
(1)	Related to obligations discussed below in "Asset Retirement Obligations."

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31
(Dollars in millions)
	2010			2009
	Sempra			Sempra
	Energy			Energy
	Consolidated	SDG&E	SoCalGas	Consolidated	SDG&E	SoCalGas
Current regulatory assets	$90	$71	$12	$54	$34	$9
Noncurrent regulatory assets	2,167	1,451	709	1,803	1,051	748
Current regulatory liabilities(1)	(8)	―	―	(4)	―	(1)
Noncurrent regulatory liabilities	(2,768)	(1,409)	(1,346)	(2,738)	(1,330)	(1,402)
Total	$(519)	$113	$(625)	$(885)	$(245)	$(646)
(1)	Included in Other Current Liabilities.

Schedule Of Receivables Collection Allowances [Abstract]
Schedule Of Receivables Collection Allowances
COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2010		2009		2008
Sempra Energy Consolidated
Allowances for collection of receivables at January 1		$27		$29		$16
Provisions for uncollectible accounts		22		25		36
Write-offs of uncollectible accounts		(20)		(27)		(25)
Acquisition of EnergySouth (see Note 3)		―		―		2
Allowances for collection of receivables at December 31		$29		$27		$29

Allowance for realization of trading assets at January 1	$	―	$	―		$48
Provisions for uncollectible accounts		―		―		42
Sale of commodities-marketing businesses (see Note 3)		―		―		(90)
Allowance for realization of trading assets at December 31	$	―	$	―	$	―
SDG&E
Allowances for collection of receivables at January 1		$4		$6		$5
Provisions for uncollectible accounts		7		8		12
Write-offs of uncollectible accounts		(6)		(10)		(11)
Allowances for collection of receivables at December 31		$5		$4		$6
SoCalGas
Allowances for collection of receivables at January 1		$16		$18		$9
Provisions for uncollectible accounts		8		12		23
Write-offs of uncollectible accounts		(10)		(14)		(14)
Allowances for collection of receivables at December 31		$14		$16		$18

Schedule Of Inventory Balances [Abstract]
Schedule Of Inventory Balances
INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E			SoCalGas
	2010	2009	2010	2009		2010	2009
Natural gas	$152	$93	$5	$	―	$86	$69
Materials and supplies	106	104	66		61	19	24
Total	$258	$197	$71		$61	$105	$93

Schedule Of Property Plant And Equipment By Major Functional Category [Abstract]
Schedule Of Property Plant And Equipment By Major Functional Category
PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, Plant		Depreciation rates for
	and Equipment at		years ended
	December 31,		December 31,
	2010	2009	2010	2009	2008
SDG&E:
Natural gas operations	$1,280	$1,204	3.00%	2.84%	2.80%
Electric distribution	4,700	4,425	4.06	3.97	3.95
Electric transmission	1,795	1,662	2.70	2.67	2.67
Electric generation(1)	1,737	1,503	4.30	3.84	3.77
Other electric(2)	666	613	8.19	8.50	8.13
Construction work in progress	1,069	749	NA	NA	NA
Total SDG&E	11,247	10,156
SoCalGas:
Natural gas operations(3)	9,376	8,911	3.54	3.50	3.49
Other non-utility	126	114	1.74	1.41	1.55
Construction work in progress	322	272	NA	NA	NA
Total SoCalGas	9,824	9,297

Sempra Global and parent(4):			Estimated Useful Lives
Land and land rights	194	189	25 to 50 years(5)
Machinery and equipment:
Generating plants	1,668	1,457	4 to 35 years
LNG receipt terminals	2,049	2,033	5 to 50 years
Pipelines and storage	1,375	942	10 to 50 years
Other	97	136	2 to 50 years
Construction work in progress:
LNG facilities	3	27	NA
Other	425	534	NA
Other(6)	205	263	3 to 50 years
	6,016	5,581
Total Sempra Energy Consolidated	$27,087	$25,034
(1)	Includes capital lease assets of $182 million at December 31, 2010.
(2)	Includes capital lease assets of $26 million and $21 million at December 31, 2010 and 2009, respectively.
(3)	Includes capital lease assets of $33 million and $29 million at December 31, 2010 and 2009, respectively.
(4)	December 31, 2010 balances include $156 million and $137 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively. December 31, 2009 balances include $150 million and $125 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively.
(5)	Estimated useful lives are for land rights.
(6)	Includes $2 million at both December 31, 2010 and 2009 for PE.

Schedule Of Accumulated Depreciation And Decommissioning Amounts [Abstract]
Schedule Of Accumulated Depreciation And Decommissioning Amounts
ACCUMULATED DEPRECIATION AND DECOMMISSIONING AMOUNTS
(Dollars in millions)
	December 31,
	2010	2009
SDG&E:
Accumulated depreciation and decommissioning of utility plant in service:
Electric(1)	$2,152	$2,069
Natural gas	542	518
Total SDG&E	2,694	2,587
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	3,702	3,529
Accumulated depreciation – other non-utility	100	86
Total SoCalGas	3,802	3,615
Sempra Global and parent(3):
Accumulated depreciation	715	551
Total Sempra Energy Consolidated	$7,211	$6,753
(1)	Includes accumulated depreciation for assets under capital lease of $7 million and $1 million at December 31, 2010 and 2009, respectively.
(2)	Includes accumulated depreciation for assets under capital lease of $14 million and $2 million at December 31, 2010 and 2009, respectively.
(3)	December 31, 2010 balances include $9 million and $29 million of accumulated depreciation for utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively. December 31, 2009 balances include $8 million and $24 million of accumulated depreciation for utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively.

Schedule Of Capitalized Financing Costs [Abstract]
Schedule Of Capitalized Financing Costs
CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated:
AFUDC related to debt	$24	$15	$13
AFUDC related to equity	57	39	35
Other capitalized financing costs	33	73	100
Total Sempra Energy Consolidated	$114	$127	$148
SDG&E:
AFUDC related to debt	$18	$10	$10
AFUDC related to equity	43	29	27
Other capitalized financing costs	―	4	13
Total SDG&E	$61	$43	$50
SoCalGas:
AFUDC related to debt	$6	$5	$3
AFUDC related to equity	14	10	8
Other capitalized financing costs	―	1	―
Total SoCalGas	$20	$16	$11

Schedule Of Long Lived Assets Held For Sale [Abstract]
Schedule Of Long-lived Assets Held For Sale
(Dollars in millions)
Gas turbine	$34
Steam turbine	6
Emission reduction credits	1
$41

Schedule Of Goodwill [Abstract]
Schedule Of Goodwill
GOODWILL
(Dollars in millions)
	December 31,	December 31,
	2010	2009
Sempra Pipelines & Storage	$81	$62
Parent and Other	6	6
	$87	$68

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Abstract]
Schedule Of Other Intangible Assets
OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period	December 31,	December 31,
	(years)	2010	2009
Storage rights	46	$138	$138
Development rights	50	322	322
Other	15 years to indefinite	16	9
Total		476	469
Less accumulated amortization		(23)	(13)
Total		$453	$456

Schedule Of Variable Interest Entities [Abstract]
Schedule Of Variable Interest Entities
AMOUNTS ASSOCIATED WITH VARIABLE INTEREST ENTITIES
(Dollars in millions)
			December 31,
			2010		2009(1)
Cash and cash equivalents				$10		$7
Restricted cash				6		8
Accounts receivable - other				(1)		1
Inventories				2		2
Other				1		―
Total current assets				18		18
Sundry				6		10
Property, plant and equipment, net				516		644
Total assets				$540		$672

Short-term debt			$	―		$33
Current portion of long-term debt				10		40
Fixed-price contracts and other derivatives				17		17
Other				1		(13)
Total current liabilities				28		77
Long-term debt				355		422
Fixed-price contracts and other derivatives				41		26
Deferred credits and other				3		1
Other noncontrolling interests/noncontrolling interest				113		146
Total liabilities and equity				$540		$672

	Years ended December 31,
	2010		2009(1)		2008

Operating revenues
Electric		$(1)		$(1)	$	―
Natural gas		(3)		―		―
Total operating revenues		(4)		(1)		―
Operating expenses
Cost of electric fuel and purchased power		(82)		(13)		―
Operation and maintenance		20		7		―
Depreciation and amortization		26		7		―
Total operating expenses		(36)		1		―
Operating income (loss)		32		(2)		―
Other income (expense), net		(34)		27		(54)
Interest expense		(14)		(1)		―
Income (loss) before income taxes/Net income (loss)		(16)		24		(54)
Losses (earnings) attributable to noncontrolling interest		16		(24)		54
Earnings	$	―	$	―	$	―
(1)	Includes amounts associated with Orange Grove Energy L.P. as we discuss above under "Basis of Presentation—Orange Grove Energy L.P."

Schedule Of Changes In Asset Retirement Obligations [Abstract]
Schedule Of Changes In Asset Retirement Obligations
CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2010	2009	2010	2009	2010	2009
Balance as of January 1(1)	$1,313	$1,177	$590	$554	$676	$595
Accretion expense	77	75	37	38	38	35
Liabilities incurred	10	17	―	―	―	―
Payments	(17)	(5)	―	(3)	(2)	(2)
Revisions to estimated cash flows(2)	85	49	(4)	1	91	48
Balance as of December 31(1)	$1,468	$1,313	$623	$590	$803	$676
(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
(2)	The increase in obligations at SoCalGas for revisions to estimated cash flows in 2010 resulted from a decrease in the discount rate from 5.54 percent in 2009 to 5.13 percent in 2010, based on the risk-free rate plus an estimated credit spread.

Schedule Of Accumulated Other Comprehensive Income [Abstract]
Schedule Of Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) AND
ASSOCIATED INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Accumulated Other Comprehensive Income (Loss)		Income Tax Expense (Benefit)
	2010	2009	2010		2009
Sempra Energy Consolidated
Foreign currency translation loss	$(229)	$(276)	$	―	$	―
Financial instruments	(15)	(2)		(12)		(3)
Unrealized gains on available-for-sale securities	1	9		1		3
Unamortized net actuarial loss	(88)	(102)		(60)		(70)
Unamortized prior service credit	1	2		1		1
Balance as of December 31	$(330)	$(369)		$(70)		$(69)
SDG&E
Unamortized net actuarial loss	$(11)	$(11)		$(8)		$(7)
Unamortized prior service credit	1	1		1		1
Balance as of December 31	$(10)	$(10)		$(7)		$(6)
SoCalGas
Unamortized net actuarial loss	$(5)	$(5)		$(4)		$(4)
Unamortized prior service credit	1	1		1		1
Financial instruments	(18)	(21)		(12)		(14)
Balance as of December 31	$(22)	$(25)		$(15)		$(17)

Schedule Of Utilities Revenues [Abstract]
Schedule Of Utilities Revenues
TOTAL SEMPRA UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Natural gas revenues	$4,291	$3,801	$5,419
Electric revenues	2,528	2,419	2,553
Total	$6,819	$6,220	$7,972
(1) Excludes intercompany revenues.

Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Abstract]
Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Text Block]
		Upward (downward) adjustment to investments
Investment	Currency	2010	2009	2008
Chile	Chilean Peso	$34	$85	$(101)
Peru	Peruvian Nuevo Sol	5	13	(7)
Argentina	Argentine Peso	―	―	(8)

Schedule Of Foreign Currency Transaction Gain (Loss) [Abstract]
Schedule Of Foreign Currency Transaction Gain (Loss) [Text Block]
	Years ended December 31,
(Dollars in millions)	2010	2009	2008
Currency transaction gain (loss)	$4	$3	$(2)

Schedule Of Due To And From Affiliates [Abstract]
Schedule Of Amounts Due To and From Affiliates at SDG&E, PE and SoCalGas
AMOUNTS DUE TO AND FROM AFFILIATES AT SDG&E, PE AND SOCALGAS
(Dollars in millions)
	December 31,
	2010		2009
SDG&E
Current:
Due from Sempra Energy	$	―		$2
Due from SoCalGas		11		3
Due from various affiliates		1		3
		$12		$8

Due to Sempra Energy		$16	$	―

Income taxes due from Sempra Energy(1)		$25		$37

Noncurrent:
Promissory note due from Sempra Energy, variable rate based on short-
term commercial paper rates (0.13% at December 31, 2009)	$	―		$2

PE
Current:
Due from Sempra Energy		$60		$7
Due from various affiliates		8		5
		$68		$12

Due to affiliate		$85		$84
Due to SDG&E		11		3
		$96		$87

Income taxes due from Sempra Energy(1)		$6		$2

Noncurrent:
Promissory note due from Sempra Energy, variable rate based on short-
term commercial paper rates (0.20% at December 31, 2010)		$502		$513

SoCalGas
Current:
Due from Sempra Energy		$60		$6
Due from RBS Sempra Commodities		3		―
		$63		$6

Due to SDG&E		$11		$3

Income taxes due (to) from Sempra Energy(1)		$(3)		$2
(1)	SDG&E, PE and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies' having always filed a separate return.

Schedule Of Revenues From Affiliates [Abstract]
Schedule Of Revenues From Unconsolidated Affiliates at the Sempra Utilities
REVENUES FROM UNCONSOLIDATED AFFILIATES AT THE SEMPRA UTILITIES
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
SDG&E	$8	$8	$11
SoCalGas	44	43	36

Schedule Of Transactions With Joint Venture [Abstract]
Schedule Of Amounts Recorded For Transactions with RBS Sempra Commodities
AMOUNTS RECORDED FOR TRANSACTIONS WITH RBS SEMPRA COMMODITIES
(Dollars in millions)
	Years ended December 31,
	2010	2009		2008(1)
Revenues:
SoCalGas	$14	$13		$12
Sempra Generation	19	11		31
Sempra Pipelines & Storage	―	3		―
Sempra LNG	247	60		33
Total revenues	$280	$87		$76

Cost of natural gas:
SDG&E	$3	$4	$	―
SoCalGas	36	19		22
Sempra Generation	87	1		―
Sempra Pipelines & Storage	28	25		34
Sempra LNG	255	61		―
Total cost of natural gas	$409	$110		$56

	December 31,
	2010	2009
Fixed-price contracts and other derivatives - Net Asset (Liability):
Sempra Generation	$17	$7
Sempra LNG	(35)	(47)
Total	$(18)	$(40)

Due to unconsolidated affiliates:
Sempra Generation	$11	$13
Sempra Pipelines & Storage	―	3
Sempra LNG	13	13
Sempra Commodities	11	―
Total	$35	$29

Due from unconsolidated affiliates:
SoCalGas	$3	$ ―
Sempra Generation	13	22
Sempra LNG	13	15
Sempra Commodities	―	1
Parent and other	5	3
Total	$34	$41
(1)	Nine months beginning April 1, 2008, when the partnership was formed.

Schedule Of Other Income (Expense) [Abstract]
Schedule Of Other Income (Expense)
OTHER INCOME (EXPENSE), NET
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$57	$39	$35
Regulatory interest income (expense), net	1	4	(9)
Investment gains (losses)(1)	35	55	(53)
Gains (losses) on interest rate instruments(2)	(24)	33	(53)
Mexican peso exchange losses(3)	―	―	(57)
Sundry, net(4)	71	18	28
Total	$140	$149	$(109)
SDG&E:
Allowance for equity funds used during construction	$43	$29	$27
Regulatory interest income (expense), net	―	5	(5)
Gains (losses) on interest rate instruments(2)	(34)	27	(54)
Sundry, net	1	3	3
Total	$10	$64	$(29)
SoCalGas and PE:
Allowance for equity funds used during construction	$14	$10	$8
Regulatory interest income (expense), net	1	(1)	(4)
Sundry, net	(3)	(2)	(2)
Total at SoCalGas	12	7	2
Additional at PE:
Sundry, net	―	(3)	―
Total at PE	$12	$4	$2
(1)	Represents investment gains (losses) on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
(2)	Related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.
(3)	The losses for the year ended December 31, 2008 were largely offset by Mexican tax benefits arising from fluctuations in the U.S. dollar/Mexican peso exchange rate and inflation rate.
(4)	The year ended December 31, 2010 includes proceeds from a legal settlement of $48 million, as we discuss in Note 4. The year ended December 31, 2008 includes a $16 million cash payment received for the early termination of a capacity agreement for the Cameron LNG receipt terminal.

RECENT INVESTMENT ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2010
Recent Investment Activity (Tables) [Abstract]
Schedule of Business Acquisitions, by Acquisition
(Dollars in millions)	At April 30, 2010
Cash consideration (fair value of total consideration)	$307
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	15
Accounts receivable	4
Investment in equity method investee	256
Property, plant & equipment	25
Other liabilities	(11)
Total identifiable net assets	289
Goodwill(1)	$18

Acquisition-related costs (included in Other Operation and Maintenance expense in the Consolidated Statement of Operations for the year ended
December 31, 2010)	$1
(1)	The goodwill, which represents the residual of the consideration paid over the identifiable net assets, is assigned to the Sempra Pipelines & Storage segment and is attributed to the strategic value of the transaction. None of the goodwill recorded is deductible in Mexico for income tax purposes.

INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Equity Method And Other Investments [Abstract]
Schedule Of Equity Method And Other Investments
EQUITY METHOD AND OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	Investment at December 31,
	2010	2009
Sempra Commodities:
Investment in RBS Sempra Commodities LLP	$787	$2,172
Other equity method investments:
Sempra Generation:
Fowler Ridge II Wind Farm	$72	$236
Cedar Creek II Wind Farm	113	―
Elk Hills Power	―	198
Sempra Pipelines & Storage:
Chilquinta Energía S.A.	432	373
Luz del Sur S.A.	216	206
Rockies Express	854	850
Gasoductos de Chihuahua	275	―
Housing partnerships	16	21
Total other equity method investments	1,978	1,884
Cost method investments - housing partnerships	12	12
Other(1)	174	255
Total	$2,164	$2,151
(1)	Other includes Sempra Pipelines & Storage’s investments in bonds, which include $57 million and $51 million in Chilquinta Energía S.A. bonds at December 31, 2010 and 2009, respectively (discussed below); $117 million and $75 million in industrial development bonds at Mississippi Hub at December 31, 2010 and 2009, respectively (discussed in Note 5); and $128 million in industrial development bonds at Liberty Gas Storage at December 31, 2009, which were redeemed in 2010.

Schedule Of Equity Earnings [Abstract]
Schedule Of Equity Earnings
EQUITY METHOD INVESTMENTS ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Earnings (losses) recorded before tax(1):
Sempra Commodities:
RBS Sempra Commodities LLP	$(314)	$463	$383

Sempra Generation:
Elk Hills Power	$(13)	$(3)	$8
Fowler Ridge II Wind Farm	1	1	―
Sempra Pipelines & Storage:
Rockies Express	43	50	43
All other:
Housing partnerships	(9)	(12)	(14)
	$22	$36	$37

Earnings (losses) recorded net of tax(2):
Sempra Pipelines & Storage:
Chilquinta Energía S.A.	$33	$23	$28
Luz del Sur S.A.	41	38	31
Sodigas Pampeana and Sodigas Sur	(44)	7	1
Gasoductos de Chihuahua	19	―	―
Sempra Commodities	―	―	3
	$49	$68	$63
(1)	Equity in earnings of unconsolidated subsidiaries that is recorded before income tax is reported in Equity Earnings (Losses) – RBS Sempra Commodities LLP and in Equity Earnings (Losses) – Other on the Consolidated Statements of Operations. Certain operations within RBS Sempra Commodities are recorded net of income taxes paid by the partnership.
(2)	Equity in earnings of unconsolidated subsidiaries that is recorded net of income tax is reported in Equity Earnings, Net of Income Tax, on the Consolidated Statements of Operations.

Schedule Of Summarized Financial Information Of Joint Venture [Abstract]
Schedule Of Summarized Financial Information of RBS Sempra Commodities
RBS SEMPRA COMMODITIES-SUMMARIZED FINANCIAL INFORMATION
(Dollars in millions)
	Years ended December 31,		Nine months ended December 31,
	2010	2009	2008
Gross revenues and fee income	$1,028	$2,179	$2,051
Gross profit	553	1,461	1,370
Partnership net (loss) income	(169)	639	592

	At December 31,
	2010	2009
Current assets	$4,522	$7,272
Noncurrent assets	27	521
Current liabilities	2,898	4,074
Members' capital	1,651	3,719

Schedule Of Summarized Financial Information Of Equity Method Investees [Abstract]
Schedule Of Summarized Financial Information Of Equity Method Investees
SODIGAS PAMPEANA AND SODIGAS SUR — SUMMARIZED FINANCIAL INFORMATION
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Gross revenues	$263	$241	$232
Gross profit	118	100	110
Income from operations	6	30	12
Gain on sale of assets	1	1	1
Net income (loss)	(2)	20	4

		At December 31,
		2010	2009
Current assets		$71	$75
Noncurrent assets		276	294
Current liabilities		158	169
Noncurrent liabilities		25	26

OTHER EQUITY METHOD INFORMATION
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Gross revenues	$1,566	$1,192	$1,852
Gross profit	611	429	487
Income from operations	326	194	234
Gain (loss) on sale of assets	1	―	(46)
Net income	258	173	171

		At December 31,
		2010	2009
Current assets		$1,301	$1,056
Noncurrent assets		3,987	3,395
Current liabilities		346	405
Noncurrent liabilities		1,433	625

DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Long Term Debt [Abstract]
Schedule Of Long-term Debt
LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2010	2009
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$14	$14
5.3% November 15, 2015	250	250
Variable rate (0.33% at December 31, 2010) July 1, 2018(1)	161	161
5.85% June 1, 2021(1)	60	60
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
6% June 1, 2039	300	300
Variable rate (0.32% at December 31, 2010) May 1, 2039(1)	75	75
5.35% May 15, 2040	250	―
4.5% August 15, 2040	500	―
	2,686	1,936
Other long-term debt (unsecured unless otherwise noted):
5.9% June 1, 2014	130	130
5.3% July 1, 2021(1)	39	39
5.5% December 1, 2021(1)	60	60
4.9% March 1, 2023(1)	25	25
OMEC LLC loan at variable rates (5.2925% at December 31, 2010)
payable 2011 through April 2019 (secured by project assets)	365	375
Orange Grove Energy L.P. project financing	―	87
Capital lease obligations:
Purchased-power agreements	182	―
Other	20	20
	821	736
	3,507	2,672
Current portion of long-term debt	(19)	(45)
Unamortized discount on long-term debt	(9)	(4)
Total SDG&E	3,479	2,623

SoCalGas
First mortgage bonds:
4.375% January 15, 2011	100	100
Variable rates after fixed-to-floating rate swaps (0.26% at December 31, 2010)
January 15, 2011	150	150
4.8% October 1, 2012	250	250
5.5% March 15, 2014	250	250
5.45% April 15, 2018	250	250
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	―
	1,550	1,250
Other long-term debt (unsecured):
4.75% May 14, 2016(1)	8	8
5.67% January 18, 2028	5	5
Capital lease obligations	19	26
Market value adjustments for interest rate swap, net (expires January 18, 2011)	3	7
	35	46
	1,585	1,296
Current portion of long-term debt	(262)	(11)
Unamortized discount on long-term debt	(3)	(2)
Total SoCalGas	1,320	1,283

LONG-TERM DEBT (Continued)
(Dollars in millions)
	December 31,
	2010	2009
Other Sempra Energy
First mortgage bonds:
6.9% payable 2011 through 2017	7	8
8.75% payable 2011 through 2022	8	8
7.48% payable 2011 through 2023	5	6
	20	22
Other long-term debt (unsecured unless otherwise noted):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.46% weighted average at December 31, 2010)	800	―
6.5% Notes June 1, 2016	750	750
6% Notes October 15, 2039	750	750
9.8% Notes February 15, 2019	500	500
6.15% Notes June 15, 2018	500	500
6% Notes February 1, 2013	400	400
Notes at variable rates after fixed-to-floating swap March 1, 2010	―	300
8.9% Notes November 15, 2013	250	250
7.95% Notes March 1, 2010	―	200
6.3% Notes December 31, 2021(1)	―	128
4.5% Notes July 1, 2024, secured(1)	117	75
Employee Stock Ownership Plan
Bonds at 5.781% (fixed rate to July 1, 2010) November 1, 2014(1)	―	50
Bonds at variable rates payable on demand (0.63% at December 31, 2010)
November 1, 2014(1)	32	7
Notes at 2.87% to 5.05% payable 2011 through 2013(1)	52	50
Industrial development bonds at variable rates (4.00% at December 31, 2010)
August 1, 2037, secured(1)	55	55
8.45% Notes payable 2011 through 2017, secured	32	36
Other debt	1	2
Market value adjustments for interest rate swap, net (expired March 1, 2010)	―	7
	4,239	4,060
	4,259	4,082
Current portion of long-term debt	(68)	(517)
Unamortized discount on long-term debt	(10)	(11)
Total other Sempra Energy	4,181	3,554
Total Sempra Energy Consolidated	$8,980	$7,460
(1)	Callable long-term debt.

Schedule Of Maturities Of Long Term Debt [Abstract]
Schedule Of Maturities Of Long-term Debt
MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
2011	$10	$250	$68	$328
2012	10	250	13	273
2013	10	―	673	683
2014	140	250	7	397
2015	274	―	7	281
Thereafter	2,861	813	3,491	7,165
Total	$3,305	$1,563	$4,259	$9,127
(1)	Excludes capital lease obligations and market value adjustments for interest rate swaps.

Schedule Of Callable Long Term Debt [Abstract]
Schedule Of Callable Long-term Debt
CALLABLE LONG-TERM DEBT
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2011	$221	$	―	$256	$477
2013	45		―	―	45
2014	124		―	―	124
2015	105		―	―	105
after 2015	251		8	―	259
Total	$746		$8	$256	$1,010
Callable bonds subject to make-whole provisions	$2,050		$1,550	$3,202	$6,802

FACILITIES UNDER JOINT OWNERSHIP (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Jointly Owned Utility Plants [Abstract]
Schedule of Jointly Owned Utility Plants
		Southwest
(Dollars in millions)	SONGS	Powerlink
Percentage ownership	20%	91%
Utility plant in service	$212	$321
Accumulated depreciation and amortization	38	187
Construction work in progress	177	18

Schedule Of Nuclear Decommissioning Trusts Investments [Abstract]
Schedule Of Nuclear Decommissioning Trusts Investments
NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
As of December 31, 2010:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$162	$14	$(2)	$174
Municipal bonds(2)	101	2	(3)	100
Other securities(3)	22	3	―	25
Total debt securities	285	19	(5)	299
Equity securities	219	242	(1)	460
Cash and cash equivalents	10	―	―	10
Total	$514	$261	$(6)	$769

As of December 31, 2009:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$141	$12	$(3)	$150
Municipal bonds	85	3	(3)	85
Other securities	12	1	―	13
Total debt securities	238	16	(6)	248
Equity securities	238	188	(5)	421
Cash and cash equivalents	9	―	―	9
Total	$485	$204	$(11)	$678
(1) Maturity dates are 2011-2040.
(2) Maturity dates are 2012-2057.
(3) Maturity dates are 2011-2049.

Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts [Abstract]
Schedule Of Sales Of Securities By Nuclear Decommissioning Trusts
SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Proceeds from sales	$351	$224	$458
Gross realized gains	11	6	18
Gross realized losses	(11)	(33)	(40)

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation
RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	6	3	3
State income taxes, net of federal income tax benefit	―	3	3
Tax credits	(7)	(1)	(1)
Allowance for equity funds used during construction	(3)	(1)	(1)
Non-U.S. earnings taxed at lower statutory income tax rates	(12)	(5)	(2)
Adjustments to prior years' tax issues	(3)	(2)	(2)
Utility repair allowance	(2)	(1)	(1)
Self-developed software expenditures	(5)	(3)	(2)
Mexican foreign exchange and inflation effects	2	1	(3)
Variable interest entities	1	(1)	1
Noncontrolling interests	―	1	―
Impact of change in income tax law	2	―	―
Impact of impairment on an equity method investment	(2)	―	―
Other, net	1	―	―
Effective income tax rate	13%	29%	30%
SDG&E
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	5	4	4
State income taxes, net of federal income tax benefit	4	4	5
Allowance for equity funds used during construction	(3)	(2)	(2)
Adjustments to prior years' tax issues	(3)	(1)	(3)
Utility repair allowance	(2)	(1)	(2)
Self-developed software expenditures	(2)	(2)	(3)
Variable interest entities	1	(2)	4
Impact of change in income tax law	1	―	―
Other, net	(3)	(3)	(2)
Effective income tax rate	33%	32%	36%
PE
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	5	6	5
State income taxes, net of federal income tax benefit	4	4	4
Self-developed software expenditures	(6)	(6)	(3)
Impact of change in income tax law	3	―	―
Other, net	(3)	(4)	(5)
Effective income tax rate	38%	35%	36%
SoCalGas
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	5	6	6
State income taxes, net of federal income tax benefit	4	4	4
Self-developed software expenditures	(6)	(6)	(3)
Impact of change in income tax law	3	―	―
Other, net	(3)	(5)	(6)
Effective income tax rate	38%	34%	36%

Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Abstract]
Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Text Block]
	Years ended December 31,
(Dollars in millions)	2010	2009	2008
U.S.	$447	$1,007	$1,199
Non-U.S.	339	469	244
Total	$786	$1,476	$1,443

Schedule Of Components Of Income Tax Expense [Abstract]
Schedule Of Components Of Income Tax Expense
INCOME TAX EXPENSE
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated
Current:
U.S. Federal	$27	$39	$(10)
U.S. State	(3)	40	28
Non-U.S.	30	48	96
Total	54	127	114
Deferred:
U.S. Federal	(11)	216	359
U.S. State	36	24	29
Non-U.S.	27	58	(59)
Total	52	298	329
Deferred investment tax credits	(4)	(3)	(5)
Total income tax expense	$102	$422	$438
SDG&E
Current:
U.S. Federal	$69	$70	$25
U.S. State	52	34	23
Total	121	104	48
Deferred:
U.S. Federal	75	75	107
U.S. State	(21)	(2)	8
Total	54	73	115
Deferred investment tax credits	(2)	―	(2)
Total income tax expense	$173	$177	$161
PE
Current:
U.S. Federal	$38	$52	$28
U.S. State	25	21	21
Total	63	73	49
Deferred:
U.S. Federal	112	68	89
U.S. State	3	7	6
Total	115	75	95
Deferred investment tax credits	(3)	(3)	(3)
Total income tax expense	$175	$145	$141
SoCalGas
Current:
U.S. Federal	$43	$52	$31
U.S. State	26	22	22
Total	69	74	53
Deferred:
U.S. Federal	108	67	85
U.S. State	2	6	5
Total	110	73	90
Deferred investment tax credits	(3)	(3)	(3)
Total income tax expense	$176	$144	$140

Schedule Of Components Of Deferred Tax Assets And Liabilities [Abstract]
Schedule Of Components Of Deferred Tax Assets And Liabilities
DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2010	2009
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$1,965	$1,528
Regulatory balancing accounts	535	501
Unrealized revenue	23	25
Loss on reacquired debt	15	18
Property taxes	38	34
Difference in financial and tax bases of partnership interests	―	85
Other	72	61
Total deferred income tax liabilities	2,648	2,252
Deferred income tax assets:
Investment tax credits	34	35
Equity losses	3	3
Net operating losses of separate state and foreign entities	40	21
Compensation-related items	158	177
Postretirement benefits	467	510
Difference in financial and tax bases of partnership interests	83	―
Other deferred assets	52	41
State income taxes	73	50
Bad debt allowance	10	7
Litigation and other accruals not yet deductible	304	129
Deferred income tax assets before valuation allowances	1,224	973
Less: valuation allowances	62	29
Total deferred income tax assets	1,162	944
Net deferred income tax liability	$1,486	$1,308
Our policy is to show deferred taxes of VIEs on a net basis, including valuation allowances. See table "Amounts Associated with Variable Interest Entities" in Note 1 for further information on VIEs.

DEFERRED INCOME TAXES FOR SDG&E, PE AND SOCALGAS
(Dollars in millions)
	SDG&E		PE		SoCalGas
	December 31,		December 31,		December 31,
	2010	2009	2010	2009	2010	2009
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$982	$737	$482	$360	$483	$363
Regulatory balancing accounts	230	190	316	322	316	322
Loss on reacquired debt	7	8	10	11	10	11
Property taxes	25	24	14	12	14	12
Other	17	16	―	―	(1)	―
Total deferred income tax liabilities	1,261	975	822	705	822	708
Deferred income tax assets:
Postretirement benefits	126	152	270	283	272	285
Investment tax credits	17	18	17	19	17	19
Compensation-related items	14	17	41	50	41	51
State income taxes	33	25	18	16	18	16
Litigation and other accruals not yet deductible	192	25	21	33	20	32
Hedging transaction	―	―	9	11	9	11
Other	7	5	14	15	10	8
Total deferred income tax assets	389	242	390	427	387	422
Net deferred income tax liability	$872	$733	$432	$278	$435	$286
Our policy is to show deferred taxes of VIEs on a net basis, including valuation allowances. See table "Amounts Associated with Variable Interest Entities" in Note 1 for further information on VIEs.

NET DEFERRED INCOME TAX LIABILITY
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		PE		SoCalGas
	2010	2009	2010	2009	2010	2009	2010	2009
Current (asset) liability	$(75)	$(10)	$(129)	$(41)	$16	$5	$17	$6
Noncurrent liability	1,561	1,318	1,001	774	416	273	418	280
Total	$1,486	$1,308	$872	$733	$432	$278	$435	$286

Income Tax Uncertainties [Abstract]
Summary of Income Tax Contingencies
SUMMARY OF UNRECOGNIZED TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E			PE/SoCalGas
	2010	2009	2008	2010	2009	2008	2010	2009	2008
Total	$97	$94	$104	$5	$14	$18	$8	$11		$19
Of the total, amounts related to tax
positions that, if recognized, in
future years, would:
decrease the effective tax rate	$(76)	$(76)	$(64)	$(5)	$(13)	$(17)	$(1)	$(1)	$	―
increase the effective tax rate	5	13	17	5	13	17	―	―		―

RECONCILIATION OF UNRECOGNIZED TAX BENEFITS
(Dollars in millions)
	2010	2009	2008
Sempra Energy Consolidated:
Balance as of January 1	$94	$104	$131
Increase in prior period tax positions	29	44	23
Decrease in prior period tax positions	(4)	(3)	(4)
Increase in current period tax positions	5	15	4
Decrease in current period tax positions	―	―	(5)
Settlements with taxing authorities	(9)	(54)	(38)
Expirations of statutes of limitations	(18)	(12)	(7)
Balance as of December 31	$97	$94	$104
SDG&E:
Balance as of January 1	$14	$18	$26
Increase in prior period tax positions	―	1	2
Decrease in prior period tax positions	(3)	―	―
Increase in current period tax positions	3	3	3
Decrease in current period tax positions	―	―	(1)
Settlements with taxing authorities	(9)	(8)	(12)
Balance as of December 31	$5	$14	$18
PE/SoCalGas:
Balance as of January 1	$11	$19	$40
Increase in prior period tax positions	5	1	―
Settlements with taxing authorities	―	(1)	(21)
Expirations of statutes of limitations	(8)	(8)	―
Balance as of December 31	$8	$11	$19

INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH INCOME TAXES
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E			PE/SoCalGas
	2010	2009	2008	2010	2009	2008	2010		2009	2008
Interest expense (benefit)	$(1)	$2	$18	$(3)	$(2)	$2	$	―	$1	$4
Penalties	4	4	1	―	―	―		―	1	―

Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Abstract]
Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible
POSSIBLE DECREASES IN UNRECOGNIZED TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2010		2009		2008
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments		$(6)		$(7)		$(6)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		(35)		(24)		(17)
Impact of federal and state timing items affecting taxable income		―		―		(3)
		$(41)		$(31)		$(26)
SDG&E:	$	―	$	―	$	―
PE/SoCalGas:
Expiration of statutes of limitations on tax assessments		$(5)		$(6)		$(3)
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities		―		(1)		―
Impact of federal and state timing items affecting taxable income		―		―		(3)
		$(5)		$(7)		$(6)

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Defined Benefit Plans Change In Benefit Obligation And Fair Value Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Change In Benefit Obligation And Fair Value Of Plan Assets
PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2010	2009	2010	2009
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,083	$2,865	$985	$934
Service cost	83	74	26	26
Interest cost	167	170	57	56
Plan amendments	1	4	―	6
Impact of PPACA(1) excise tax	―	―	31	―
Actuarial loss	―	169	81	5
Settlements	―	(34)	―	―
Benefit payments	(210)	(165)	(43)	(44)
Federal subsidy (Medicare Part D)	―	―	2	2
Net obligation at December 31	3,124	3,083	1,139	985

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,130	1,742	658	545
Actual return on plan assets	275	402	79	112
Employer contributions	159	185	52	45
Settlements	―	(34)	―	―
Benefit payments	(210)	(165)	(43)	(44)
Fair value of plan assets at December 31	2,354	2,130	746	658
Funded status at December 31	$(770)	$(953)	$(393)	$(327)
Net recorded liability at December 31	$(770)	$(953)	$(393)	$(327)
(1)	See "Patient Protection and Affordable Care Act" discussed below.

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2010	2009	2010	2009
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$908	$814	$160	$148
Service cost	27	23	6	5
Interest cost	47	48	9	9
Plan amendments	―	3	―	2
Actuarial loss	1	58	3	2
Transfer of liability from (to) other plans	17	(1)	2	―
Benefit payments	(51)	(37)	(5)	(6)
Net obligation at December 31	949	908	175	160

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	615	480	81	61
Actual return on plan assets	79	115	7	10
Employer contributions	61	58	15	16
Transfer of assets from (to) other plans	9	(1)	1	―
Benefit payments	(51)	(37)	(5)	(6)
Fair value of plan assets at December 31	713	615	99	81
Funded status at December 31	$(236)	$(293)	$(76)	$(79)
Net recorded liability at December 31	$(236)	$(293)	$(76)	$(79)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2010	2009	2010	2009
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$1,764	$1,653	$780	$748
Service cost	46	42	18	18
Interest cost	98	98	46	45
Plan amendments	―	1	―	4
Impact of PPACA(1) excise tax	―	―	31	―
Actuarial (gain) loss	(3)	74	77	(1)
Benefit payments	(126)	(105)	(35)	(36)
Transfer of liability from other plans	7	1	1	―
Federal subsidy (Medicare Part D)	―	―	2	2
Net obligation at December 31	1,786	1,764	920	780

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,332	1,105	562	471
Actual return on plan assets	171	255	70	99
Employer contributions	71	76	35	28
Transfer of assets from other plans	7	1	―	―
Benefit payments	(125)	(105)	(35)	(36)
Fair value of plan assets at December 31	1,456	1,332	632	562
Funded status at December 31	$(330)	$(432)	$(288)	$(218)
Net recorded liability at December 31	$(330)	$(432)	$(288)	$(218)
(1)	See "Patient Protection and Affordable Care Act" discussed below.

Schedule Of Defined Benefit Plans Amounts Recognized In Balance Sheet [Abstract]
Schedule Of Defined Benefit Plans, Amounts Recognized In Balance Sheet
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2010	2009	2010		2009
Sempra Energy Consolidated
Current liabilities	$(57)	$(27)		$(1)		$(1)
Noncurrent liabilities	(713)	(926)		(392)		(326)
Net recorded liability	$(770)	$(953)		$(393)		$(327)
SDG&E
Current liabilities	$(3)	$(2)	$	―	$	―
Noncurrent liabilities	(233)	(291)		(76)		(79)
Net recorded liability	$(236)	$(293)		$(76)		$(79)
SoCalGas
Current liabilities	$(5)	$(6)	$	―	$	―
Noncurrent liabilities	(325)	(426)		(288)		(218)
Net recorded liability	$(330)	$(432)		$(288)		$(218)

Schedule Of Defined Benefit Plans Amounts In Accumulated Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Amounts In Accumulated Other Comprehensive Income
AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Sempra Energy Consolidated
Net actuarial loss	$(85)	$(98)	$(3)	$(4)
Prior service credit	1	2	―	―
Total	$(84)	$(96)	$(3)	$(4)
SDG&E
Net actuarial loss	$(11)	$(11)
Prior service credit	1	1
Total	$(10)	$(10)
SoCalGas
Net actuarial loss	$(5)	$(5)
Prior service credit	1	1
Total	$(4)	$(4)

Schedule Of Defined Benefit Plans Accumulated Benefit Obligation [Abstract]
Schedule Of Defined Benefit Plans, Accumulated Benefit Obligation
	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2010	2009	2010	2009	2010	2009
Accumulated benefit obligation	$2,933	$2,886	$935	$895	$1,623	$1,601

Schedule Of Defined Benefit Plans Pension Plans With Benefit Obligations In Excess Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Pension Plans With Benefit Obligations In Excess Of Plan Assets
(Dollars in millions)	2010	2009
Sempra Energy Consolidated
Projected benefit obligation	$2,880	$2,835
Accumulated benefit obligation	2,702	2,660
Fair value of plan assets	2,354	2,130
SDG&E
Projected benefit obligation	$917	$878
Accumulated benefit obligation	906	870
Fair value of plan assets	713	615
SoCalGas
Projected benefit obligation	$1,755	$1,730
Accumulated benefit obligation	1,594	1,571
Fair value of plan assets	1,456	1,332

Schedule Of Defined Benefit Plans Net Periodic Benefit Cost And Amounts Recognized In Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income
NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2010	2009	2008	2010	2009	2008
Net Periodic Benefit Cost
Service cost	$83	$74	$71	$26	$26	$24
Interest cost	167	170	166	57	56	53
Expected return on assets	(143)	(139)	(161)	(46)	(45)	(48)
Amortization of:
Prior service cost (credit)	4	7	4	(1)	(1)	(1)
Actuarial loss	30	23	8	8	3	―
Regulatory adjustment	19	28	(22)	7	7	7
Curtailment credit	―	―	―	―	―	(3)
Settlement charge	―	14	8	―	―	―
Total net periodic benefit cost	160	177	74	51	46	32

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net (gain) loss	(12)	9	54	(1)	3	1
Prior service cost	―	―	3	―	―	―
Amortization of prior service credit	―	―	―	1	1	1
Amortization of actuarial loss	(10)	(8)	(8)	―	―	―
Total recognized in other comprehensive income	(22)	1	49	―	4	2
Total recognized in net periodic benefit cost and other comprehensive income	$138	$178	$123	$51	$50	$34

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2010	2009	2008	2010	2009	2008
Net Periodic Benefit Cost
Service cost	$27	$23	$22	$6	$5	$5
Interest cost	47	48	47	9	9	9
Expected return on assets	(40)	(32)	(46)	(5)	(3)	(4)
Amortization of:
Prior service cost	1	4	1	4	4	3
Actuarial loss	12	16	2	―	―	―
Regulatory adjustment	13	2	14	2	2	2
Settlement charge	―	2	2	―	―	―
Total net periodic benefit cost	60	63	42	16	17	15

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	2	(1)	(4)	―	―	―
Amortization of actuarial loss	(1)	(2)	(2)	―	―	―
Total recognized in other comprehensive income	1	(3)	(6)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$61	$60	$36	$16	$17	$15

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2010	2009	2008	2010	2009	2008
Net Periodic Benefit Cost
Service cost	$46	$42	$40	$18	$18	$17
Interest cost	98	98	97	46	45	42
Expected return on assets	(90)	(94)	(103)	(40)	(41)	(43)
Amortization of:
Prior service cost (credit)	2	2	2	(4)	(4)	(4)
Actuarial loss	10	1	1	7	3	―
Settlement charge	―	1	―	―	―	―
Regulatory adjustment	6	28	(36)	5	6	5
Total net periodic benefit cost	72	78	1	32	27	17

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	―	1	(1)	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	(1)	―	(2)	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$71	$78	$(1)	$32	$27	$17

Schedule Of Defined Benefit Plans Medicare Part D Subsidy [Abstract]
Schedule Of Defined Benefit Plans, Medicare Part D Subsidy
	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Accumulated postretirement benefit
obligation reduction	$5	$1	$4
Net periodic benefit cost reduction	11	2	8

Schedule Of Change In Discount Rate Methodology And Effects Of Change [Abstract]
Schedule Of Change In Discount Rate Methodology And Effects Of Change [Text Block]
DISCOUNT RATE ASSUMPTION COMPARISON AT DECEMBER 31, 2010

	Pension Benefits		Other Postretirement Benefits
	Using Current Method	Using Prior Method	Using Current Method	Using Prior Method
Sempra Energy	(1)	(1)	5.77%	5.31%
EnergySouth	5.80%	5.40%	5.70%	5.20%
SDG&E	5.40%	4.85%	5.70%	5.20%
SoCalGas	5.75%	5.30%	5.80%	5.35%
(1)	Sempra Energy rates for funded plans are 5.63% and 5.14% using current and prior methods, respectively, and rates for unfunded plans are 5.43% and 4.88% using current and prior methods, respectively.

	Pension Benefits		Other Postretirement Benefits
	Benefit Obligations	Service and Interest Costs	Benefit Obligations	Service and Interest Costs
	as of	for year ended	as of	for year ended
	December 31, 2010	December 31, 2011	December 31, 2010	December 31, 2011
Sempra Energy	$(152)	$-	$(69)	$(2)
SDG&E	(54)	1	(11)	-
SoCalGas	(84)	(2)	(56)	(2)

Schedule Of Defined Benefit Plans Assumptions Used In Calculations [Abstract]
Schedule Of Defined Benefit Plans, Assumptions Used In Calculations
WEIGHTED-AVERAGE ASSUMPTIONS

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE
BENEFIT OBLIGATION AS OF DECEMBER 31:
Discount rate	5.61%	5.63%	5.77%	5.86%
Rate of compensation increase	4.50%	4.50%	(1)	(1)

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET
PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31:
Sempra Energy Consolidated
Discount rate	(2)	(3)	(4)	(5)
Expected return on plan assets	7.00%	7.00%	6.22%	6.19%
Rate of compensation increase	(6)	(7)	(1)	(1)
SDG&E
Discount rate	5.40%	6.00%	5.75%	6.10%
Expected return on plan assets	7.00%	7.00%	6.49%	6.25%
Rate of compensation increase	(8)	(8)	N/A	N/A
SoCalGas
Discount rate	5.75%	6.00%	5.90%	6.10%
Expected return on plan assets	7.00%	7.00%	7.00%	7.00%
Rate of compensation increase	(6)	(7)	(1)	(1)
(1)	4.00% for the life insurance and Health Reimbursement Arrangement (HRA) benefits for SoCalGas’ represented employees. There are no compensation-based benefits for any other PBOP.
(2)	5.95% for EnergySouth pension plans, 5.60% for Sempra Energy.
(3)	6.10% for EnergySouth pension plans, 6.00% for all others.
(4)	4.60% for the Executive Life Plan, 5.70% for EnergySouth, and 5.40% for Sempra Energy.
(5)	5.85% for the Executive Life Plan, 6.10% for all others.
(6)	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans' participants using an age-based formula.
(7)	4.50% for the unfunded pension plans. 4.00% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans' participants using an age-based formula.
(8)	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.

Schedule Of Defined Benefit Plans Assumed Health Care Cost Trend Rates [Abstract]
Schedule Of Defined Benefit Plans, Assumed Health Care Cost Trend Rates
	2010	2009
ASSUMED HEALTH-CARE COST TREND RATES AT DECEMBER 31:
Health-care cost trend rate	8.50%	9.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.50%	5.50%
Year that the rate reaches the ultimate trend	2016	2016

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health-care benefit cost	$11	$(9)	$1	$(1)	$10	$(8)
Effect on the health-care component of the
accumulated other postretirement
benefit obligations	$120	$(98)	$7	$(6)	$111	$(90)

Schedule Of Defined Benefit Plans Fair Value Of Plan Assets By Level In Fair Value Hierarchy [Abstract]
Schedule Of Defined Benefit Plans, Fair Value Of Plan Assets By Level In Fair Value Hierarchy
FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$450	$245	$8	$703
SoCalGas (see table below)	924	501	17	1,442
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	54	―	―	54
Domestic mid-cap(1)	11	―	―	11
Domestic small-cap(1)	12	―	―	12
Foreign emerging market funds	―	13	―	13
Foreign large-cap	31	―	―	31
Foreign mid-cap	8	―	―	8
Foreign small-cap	5	―	―	5
Fixed income securities:
U.S. Treasury securities	5	―	―	5
Other U.S. government securities	―	9	―	9
Domestic municipal bonds	―	2	―	2
Foreign government bonds	―	2	―	2
Domestic corporate bonds(2)	―	31	―	31
Foreign corporate bonds	―	9	―	9
Common/collective trusts(3)	―	3	―	3
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(5)	126	69	2	197
Total Sempra Energy Consolidated(6)	$1,500	$815	$27	$2,342

	At fair value as of December 31, 2009
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$459	$141	$9	$609
SoCalGas (see table below)	996	304	19	1,319
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	60	―	―	60
Domestic mid-cap(1)	12	―	―	12
Domestic small-cap(1)	8	―	―	8
Foreign emerging market funds	―	12	―	12
Foreign large-cap	30	―	―	30
Foreign mid-cap	6	―	―	6
Foreign small-cap	4	―	―	4
Registered investment company	2	―	―	2
Fixed income securities:
U.S. Treasury securities	15	―	―	15
Other U.S. government securities	―	13	―	13
Foreign government bonds	―	1	―	1
Domestic corporate bonds(2)	―	14	―	14
Foreign corporate bonds	―	3	―	3
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(7)	137	43	2	182
Total Sempra Energy Consolidated(6)	$1,592	$488	$30	$2,110
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in a pension plan trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes transfers payable to other plans of $12 million.
(6)	Excludes cash and cash equivalents of $12 million and $20 million at December 31, 2010 and 2009, respectively.
(7)	Excludes cash and cash equivalents of $1 million.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$198	$	―	$	―	$198
Domestic mid-cap(1)	39		―		―	39
Domestic small-cap(1)	42		―		―	42
Foreign emerging market funds	―		46		―	46
Foreign large-cap	108		―		―	108
Foreign mid-cap	25		―		―	25
Foreign small-cap	19		―		―	19
Foreign preferred	1		―		―	1
Fixed income securities:
U.S. Treasury securities	18		―		―	18
Other U.S. government securities	―		32		―	32
Domestic municipal bonds	―		8		―	8
Foreign government bonds	―		9		―	9
Domestic corporate bonds(2)	―		111		―	111
Foreign corporate bonds	―		33		―	33
Common/collective trusts(3)	―		6		―	6
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		8	8
Total investment assets(5)	$450		$245		$8	$703

	At fair value as of December 31, 2009
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$198	$	―	$	―	$198
Domestic mid-cap(1)	41		―		―	41
Domestic small-cap(1)	27		―		―	27
Foreign emerging market funds	―		37		―	37
Foreign large-cap	101		―		―	101
Foreign mid-cap	21		―		―	21
Foreign small-cap	15		―		―	15
Registered investment company	5		―		―	5
Fixed income securities:
U.S. Treasury securities	51		―		―	51
Other U.S. government securities	―		42		―	42
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		5		―	5
Domestic corporate bonds(2)	―		48		―	48
Foreign corporate bonds	―		11		―	11
Other types of investments:
Securities lending program(6)	―		(5)		―	(5)
Private equity funds(4) (stated at net asset value)	―		―		9	9
Total investment assets(7)	$459		$141		$9	$609
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in a pension plan trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $4 million and transfers receivable from other plans of $6 million at December 31, 2010.
(6)	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
(7)	Excludes cash and cash equivalents of $6 million at December 31, 2009.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2010
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$409	$	―	$	―	$409
Domestic mid-cap(1)	80		―		―	80
Domestic small-cap(1)	86		―		―	86
Foreign emerging market funds	―		95		―	95
Foreign large-cap	221		―		―	221
Foreign mid-cap	52		―		―	52
Foreign small-cap	39		―		―	39
Foreign preferred	1		―		―	1
Fixed income securities:
U.S. Treasury securities	36		―		―	36
Other U.S. government securities	―		65		―	65
Domestic municipal bonds	―		16		―	16
Foreign government bonds	―		18		―	18
Domestic corporate bonds(2)	―		227		―	227
Foreign corporate bonds	―		67		―	67
Common/collective trusts(3)	―		13		―	13
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		17	17
Total investment assets(5)	$924		$501		$17	$1,442

	At fair value as of December 31, 2009
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$428	$	―	$	―	$428
Domestic mid-cap(1)	88		―		―	88
Domestic small-cap(1)	60		―		―	60
Foreign emerging market funds	―		81		―	81
Foreign large-cap	220		―		―	220
Foreign mid-cap	46		―		―	46
Foreign small-cap	33		―		―	33
Registered investment company	11		―		―	11
Fixed income securities:
U.S. Treasury securities	110		―		―	110
Other U.S. government securities	―		90		―	90
Domestic municipal bonds	―		6		―	6
Foreign government bonds	―		11		―	11
Domestic corporate bonds(2)	―		104		―	104
Foreign corporate bonds	―		23		―	23
Other types of investments:
Securities lending program(6)	―		(11)		―	(11)
Private equity funds(4) (stated at net asset value)	―		―		19	19
Total investment assets(7)	$996		$304		$19	$1,319
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Investments in common/collective trusts held in a pension plan trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $8 million and transfers receivable from other plans of $6 million at December 31, 2010.
(6)	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
(7)	Excludes cash and cash equivalents of $13 million at December 31, 2009.

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$45	$24	$1	$70
SoCalGas (see table below)	184	395	3	582
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	3	―	―	3
Domestic mid-cap(1)	1	―	―	1
Domestic small-cap(1)	1	―	―	1
Foreign large-cap	2	―	―	2
Foreign mid-cap	1	―	―	1
Foreign small-cap	1	―	―	1
Fixed income securities:
U.S. Treasury securities	1	―	―	1
Domestic corporate bonds(2)	―	3	―	3
Total other Sempra Energy (3)	10	3	―	13
Total Sempra Energy Consolidated(4)	$239	$422	$4	$665

	At fair value as of December 31, 2009
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$40	$40	$1	$81
SoCalGas (see table below)	201	323	4	528
Other Sempra Energy
Equity securities:
Domestic large-cap(1)	4	―	―	4
Domestic mid-cap(1)	1	―	―	1
Foreign emerging market funds	―	2	―	2
Foreign large-cap	1	―	―	1
Registered investment company	1	―	―	1
Fixed income securities:
U.S. Treasury securities	2	―	―	2
Other U.S. government securities	―	1	―	1
Foreign government bonds	―	1	―	1
Domestic corporate bonds(2)	―	2	―	2
Common/collective trusts(5)	―	1	―	1
Other types of investment:
Securities lending program(6)	―	(1)	―	(1)
Total other Sempra Energy	9	6	―	15
Total Sempra Energy Consolidated(7)	$250	$369	$5	$624
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Investment-grade bonds of U.S. issuers from diverse industries.
(3)	Excludes cash and cash equivalents of $2 million.
(4)	Excludes cash and cash equivalents of $81 million, $50 million and $29 million of which is held in SoCalGas and SDG&E
PBOP plan trusts, respectively.
(5)	Investments in common/collective trusts held in PBOP plan trusts.
(6)	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
(7)	Excludes cash and cash equivalents of $34 million, $30 million of which is held in SoCalGas PBOP plan trusts.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$16	$	―	$	―	$16
Domestic mid-cap(1)	3		―		―	3
Domestic small-cap(1)	3		―		―	3
Foreign emerging market funds	―		4		―	4
Foreign large-cap	8		―		―	8
Foreign mid-cap	2		―		―	2
Foreign small-cap	1		―		―	1
Registered investment company	11		―		―	11
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Other U.S. government securities	―		2		―	2
Foreign government bonds	―		1		―	1
Domestic municipal bonds(2)	―		6		―	6
Domestic corporate bonds(3)	―		9		―	9
Foreign corporate bonds	―		2		―	2
Other types of investment:
Private equity funds(4) (stated at net asset value)	―		―		1	1
Total investment assets(5)	$45		$24		$1	$70

	At fair value as of December 31, 2009
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total

Equity securities:
Domestic large-cap(1)	$19	$	―	$	―	$19
Domestic mid-cap(1)	4		―		―	4
Domestic small-cap(1)	2		―		―	2
Foreign emerging market funds	―		2		―	2
Foreign large-cap	9		―		―	9
Foreign mid-cap	2		―		―	2
Foreign small-cap	1		―		―	1
Fixed income securities:
U.S. Treasury securities	3		―		―	3
Other U.S. government securities	―		3		―	3
Domestic municipal bonds(2)	―		10		―	10
Domestic corporate bonds(3)	―		3		―	3
Foreign corporate bonds	―		1		―	1
Common/collective trusts(6)	―		21		―	21
Other types of investment:
Private equity funds(4) (stated at net asset value)	―		―		1	1
Total investment assets	$40		$40		$1	$81
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	Bonds of California municipalities held in the SDG&E PBOP plan trusts.
(3)	Investment-grade bonds of U.S. issuers from diverse industries.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $29 million, all of which is held in SDG&E PBOP plan trusts.
(6)	Investments in common/collective trusts held in PBOP plan trusts.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2010
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$82	$	―	$	―	$82
Domestic mid-cap(1)	16		―		―	16
Domestic small-cap(1)	17		―		―	17
Foreign emerging market funds	―		19		―	19
Broad market fund(2)	―		220		―	220
Foreign large-cap	44		―		―	44
Foreign mid-cap	10		―		―	10
Foreign small-cap	8		―		―	8
Fixed income securities:
U.S. Treasury securities	7		―		―	7
Other U.S. government securities	―		14		―	14
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		3		―	3
Domestic corporate bonds(3)	―		45		―	45
Foreign corporate bonds	―		14		―	14
Common/collective trusts(4)	―		77		―	77
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		3	3
Total investment assets(6)	$184		$395		$3	$582

	At fair value as of December 31, 2009
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic large-cap(1)	$86	$	―	$	―	$86
Domestic mid-cap(1)	18		―		―	18
Domestic small-cap(1)	12		―		―	12
Foreign emerging market funds	―		16		―	16
Broad market fund(2)	―		189		―	189
Foreign large-cap	45		―		―	45
Foreign mid-cap	9		―		―	9
Foreign small-cap	7		―		―	7
Registered investment company	2		―		―	2
Fixed income securities:
U.S. Treasury securities	22		―		―	22
Other U.S. government securities	―		18		―	18
Domestic municipal bonds	―		1		―	1
Foreign government bonds	―		2		―	2
Domestic corporate bonds(3)	―		21		―	21
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		73		―	73
Other types of investments:
Securities lending program(7)	―		(2)		―	(2)
Private equity funds(5) (stated at net asset value)	―		―		4	4
Total investment assets(8)	$201		$323		$4	$528
(1)	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
(2)	A passively managed broad market fund held in SoCalGas PBOP plan trusts.
(3)	Investment-grade bonds of U.S. issuers from diverse industries.
(4)	Investments in common/collective trusts held in PBOP plan trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $50 million, all of which is held in SoCalGas PBOP plan trusts.
(7)	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
(8)	Excludes cash and cash equivalents of $34 million, $30 million of which is held in SoCalGas PBOP plan trusts.

Schedule Of Defined Benefit Plans Level 3 Investment Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Investment Plan Assets
	Private Equity Funds
	2010				2009
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
Total Level 3 investment assets	$8	$17	$2	$27	$9	$19	$2	$30
Percentage of total investment assets	1%	1%	-%	1%	1%	1%	-%	1%

	Private Equity Funds
	2010			2009
(Dollars in millions)	SDG&E	SoCalGas	Sempra Energy Consolidated	SDG&E	SoCalGas	Sempra Energy Consolidated
Total Level 3 investment assets	$1	$3	$4	$1	$4	$5
Percentage of total investment assets	1%	-%	1%	1%	1%	1%

Schedule Of Defined Benefit Plans Level 3 Reconciliations [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Reconciliations
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
Balance as of January 1, 2009	$9	$21	$2	$32
Realized gains	―	1	―	1
Unrealized losses relating to instruments
still held at the reporting date	―	(2)	―	(2)
Purchases	―	2	―	2
Sales	―	(3)	―	(3)
Balance as of December 31, 2009	9	19	2	30
Realized gains	―	1	―	1
Purchases	―	1	―	1
Sales	(1)	(4)	―	(5)
Balance as of December 31, 2010	$8	$17	$2	$27

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas	Sempra Energy Consolidated
Balance as of January 1, 2010	$1	$4	$5
Sales	―	(1)	(1)
Balance as of December 31, 2010	$1	$3	$4

Schedule Of Defined Benefit Plans Securities Lending [Abstract]
Schedule Of Defined Benefit Plans, Securities Lending
SECURITIES LENDING
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
	Collateral	Fair Value of	Unrealized	Collateral	Fair Value of	Unrealized
	Received	Invested Collateral	Loss	Received	Invested Collateral	Loss
2009
SDG&E	$88	$83	$(5)	$6	$6	$ ―
SoCalGas	191	180	(11)	38	36	(2)
Other Sempra Energy	25	25	―	2	1	(1)
Sempra Energy Consolidated	$304	$288	$(16)	$46	$43	$(3)

Schedule Of Defined Benefit Plans Estimated Future Employer Contributions In Next Fiscal Year [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Employer Contributions In Next Fiscal Year
	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$267	$83	$118
Other postretirement benefit plans	74	16	53

Schedule Of Defined Benefit Plans Estimated Future Benefit Payments [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Benefit Payments
	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2011	$330	$51	$91	$8	$169	$39
2012	302	55	86	9	168	42
2013	293	59	85	10	178	46
2014	299	64	87	11	179	49
2015	294	68	86	12	174	52
2016-2020	1,340	402	387	73	819	308

Schedule Of Defined Benefit Plans Estimated Medicare Part D Subsidy Payments [Abstract]
Schedule Of Defined Benefit Plans, Estimated Medicare Part D Subsidy Payments
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E		SoCalGas
2011	$3	$	―	$2
2012	3		―	3
2013	3		―	3
2014	4		―	3
2015	4		1	3
2016-2020	25		4	19

Schedule Of Defined Benefit Plans Contributions To Savings Plans [Abstract]
Schedule Of Defined Benefit Plans, Contributions To Savings Plans
(Dollars in millions)	2010	2009	2008
Sempra Energy Consolidated	$31	$31	$32
SDG&E	14	13	13
PE/SoCalGas	13	13	12

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Abstract]
Schedule Of Share-based Compensation Expense
SHARE-BASED COMPENSATION EXPENSE ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2010	2009	2008
Share-based compensation expense, before income taxes	$34	$34	$44
Income tax benefit	(13)	(13)	(17)
Share-based compensation expense, net of income taxes	$21	$21	$27

Net share-based compensation expense, per common share
Basic	$0.09	$0.09	$0.11
Diluted	$0.08	$0.08	$0.11

SHARE-BASED COMPENSATION EXPENSE ― SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2010	2009	2008
SDG&E:
Compensation expense	$9	$6	$8
Capitalized compensation cost	2	3	3
SoCalGas:
Compensation expense	$8	$7	$9
Capitalized compensation cost	1	2	2

Schedule Of Non Qualified Stock Option Valuation Assumptions [Abstract]
Schedule Of Non Qualified Stock Option Valuation Assumptions [Text Block]
	2010	2009	2008
Stock price volatility	19%	18%	19%
Risk-free rate of return	2.6%	1.9%	3.6%
Annual dividend yield	2.8%	3.2%	2.0%
Expected life	5.5 years	5.6 years	6.4 years

	2010	2009	2008
Risk-free rate of return	2.1%	1.4%	3.1%
Annual dividend yield	2.8%	3.2%	2.3%
Stock price volatility	26%	25%	18%

Schedule Of Non Qualified Stock Options [Abstract]
Schedule Of Non-qualified Stock Options
NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual Term	Intrinsic Value
	Option	Price	(in years)	(in millions)
Outstanding at December 31, 2009	5,917,347	$40.93
Granted	687,600	$55.80
Exercised	(912,725)	$27.53
Forfeited/canceled	(61,750)	$53.47
Outstanding at December 31, 2010	5,630,472	$44.79	5.2	$56

Vested or expected to vest, at December 31, 2010	5,576,231	$44.70	5.2	$55
Exercisable at December 31, 2010	3,815,922	$40.98	4.0	$50

Schedule Of Restricted Stock Awards [Abstract]
Schedule Of Restricted Stock Awards
RESTRICTED STOCK AWARDS

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at December 31, 2009	858,407	$38.36
Vested	(63,734)	$58.29
Forfeited	(6,700)	$37.91
Nonvested at December 31, 2010	787,973	$36.73
Vested or expected to vest, at December 31, 2010	787,973	$36.73

Schedule Of Restricted Stock Units [Abstract]
Schedule Of Restricted Stock Units
RESTRICTED STOCK UNITS

		Weighted-
		Average
		Grant-Date
	Units	Fair Value
Nonvested at December 31, 2009	1,522,650	$43.03
Granted	776,975	$44.44
Forfeited	(68,300)	$42.64
Nonvested at December 31, 2010(1)	2,231,325	$43.46
Vested or expected to vest, at December 31, 2010	2,162,712	$43.47
(1)	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. Up to an additional 50% of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Commodity Derivative Volumes [Abstract]
Schedule Of Commodity Derivative Volumes

	December 31,
Business Unit and Commodity	2010	2009
Sempra Utilities:
SDG&E:
Natural gas	51 million MMBtu	44 million MMBtu	(1)
Congestion revenue rights	21 million MWh	18 million MWh	(2)
SoCalGas - natural gas	―	1 million MMBtu

Sempra Global:
Sempra Generation - electric power	1 million MWh	1 million MWh
Sempra Pipelines & Storage - natural gas	8 million MMBtu	―
Sempra LNG - natural gas	7 million MMBtu	8 million MMBtu
(1)	Million British thermal units (of natural gas)
(2)	Megawatt hours

Schedule Of Notional Amounts Of Interest Rate Derivatives [Abstract]
Schedule Of Notional Amounts of Interest Rate Derivatives Table
	December 31, 2010		December 31, 2009
(Dollars in millions)	Notional Debt	Maturities	Notional Debt	Maturities
Sempra Energy Consolidated(1)	$215-355	2011-2019	$75-355	2010-2019
SDG&E(1)	285-365	2019	285-375	2019
SoCalGas	150	2011	150	2011
(1)	Includes Otay Mesa VIE. All of SDG&E's interest rate derivatives relate to Otay Mesa VIE.

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Abstract]
Schedule Of Derivative Instruments on the Consolidated Balance Sheets
DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31, 2010
								Deferred
								credits
		Current				Current		and other
		assets:				liabilities:		liabilities:
		Fixed-price		Investments		Fixed-price		Fixed-price
		contracts		and other		contracts		contracts
		and other		assets:		and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry		derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instruments		$3	$	―	$	―	$	―
SoCalGas:
Interest rate instruments		$3	$	―	$	―	$	―

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments(3)		$9		$22		$(25)		$(57)
Commodity contracts not subject to rate recovery		59		20		(44)		(34)
Associated offsetting commodity contracts		(2)		(8)		2		8
Commodity contracts subject to rate recovery		5		―		(43)		(27)
Associated offsetting commodity contracts		(37)		(26)		37		26
Total		$34		$8		$(73)		$(84)
SDG&E:
Interest rate instruments(3)	$	―	$	―		$(17)		$(41)
Commodity contracts not subject to rate recovery		1		―		―		―
Commodity contracts subject to rate recovery		2		―		(35)		(27)
Associated offsetting commodity contracts		(34)		(26)		34		26
Total		$(31)		$(26)		$(18)		$(42)
SoCalGas:
Commodity contracts not subject to rate recovery		$1	$	―	$	―	$	―
Commodity contracts subject to rate recovery		3		―		(3)		―
Associated offsetting commodity contracts		(3)		―		3		―
Total		$1	$	―	$	―	$	―

DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED BALANCE SHEETS (Continued)
(Dollars in millions)
	December 31, 2009
								Deferred
								credits
		Current				Current		and other
		assets:				liabilities:		liabilities:
		Fixed-price		Investments		Fixed-price		Fixed-price
		contracts		and other		contracts		contracts
		and other		assets:		and other		and other
Derivatives designated as hedging instruments		derivatives(1)		Sundry		derivatives(2)		derivatives
Sempra Energy Consolidated:
Interest rate instruments		$12		$2	$	―	$	―
Commodity contracts not subject to rate recovery		1		―		―		―
Total		$13		$2	$	―	$	―
SoCalGas:
Interest rate instruments		$6		$2	$	―	$	―

Derivatives not designated as hedging instruments
Sempra Energy Consolidated:
Interest rate instruments(3)		$9		$15		$(25)		$(33)
Commodity contracts not subject to rate recovery		74		30		(64)		(42)
Associated offsetting commodity contracts		(34)		(6)		34		6
Commodity contracts subject to rate recovery		20		7		(20)		(13)
Associated offsetting commodity contracts		(14)		(9)		14		9
Total		$55		$37		$(61)		$(73)
SDG&E:
Interest rate instruments(3)	$	―	$	―		$(17)		$(26)
Commodity contracts subject to rate recovery		18		7		(13)		(9)
Associated offsetting commodity contracts		(13)		(9)		13		9
Total		$5		$(2)		$(17)		$(26)
SoCalGas:
Commodity contracts subject to rate recovery		$2	$	―		$(1)	$	―
Associated offsetting commodity contracts		(1)		―		1		―
Total		$1	$	―	$	―	$	―
(1)	Included in Current assets: Other for SoCalGas.
(2)	Included in Current liabilities: Other for SoCalGas.
(3)	Includes Otay Mesa VIE. All of SDG&E's amounts relate to Otay Mesa VIE.

Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance [Abstract]
Schedule Of Fair Value Hedge Impact on the Consolidated Statements of Operations
FAIR VALUE HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2010	2009
Sempra Energy Consolidated:
Interest rate instruments	Interest Expense	$10	$19
Interest rate instruments	Other Income (Expense), Net	(11)	(11)
Total(1)		$(1)	$8
SoCalGas:
Interest rate instrument	Interest Expense	$6	$6
Interest rate instrument	Other Income, Net	(4)	(2)
Total(1)		$2	$4
(1)		There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.

Schedule Of Cash Flow Hedges Impact On Statements Of Operations [Abstract]
Schedule Of Cash Flow Hedge Impact on the Consolidated Statements Of Operations
CASH FLOW HEDGE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Pretax gain (loss) recognized in OCI					Gain (loss) reclassified from AOCI into earnings
	(effective portion)					(effective portion)
	Years ended December 31,					Years ended December 31,
		2010		2009	Location	2010	2009
Sempra Energy Consolidated:
Interest rate instruments(1)	$	―	$	―	Interest Expense	$(12)	$(2)
Interest rate instruments		―		13	Other Income (Expense), Net(2)	10	3
Interest rate instruments		2		―	Equity Earnings, Net of Income Tax	(1)	―
Commodity contracts not subject					Revenues: Sempra Global
to rate recovery		―		17	and Parent	―	22
Commodity contracts not subject					Cost of Natural Gas, Electric
to rate recovery		―		―	Fuel and Purchased Power	―	(16)
Commodity contracts not subject
to rate recovery		―		1	Other Operation and Maintenance	―	2
Commodity contracts not subject					Equity Earnings (Losses): RBS
to rate recovery		1		37	Sempra Commodities LLP	21	7
Total		$3		$68		$18	$16
SDG&E:
Interest rate instruments(1)	$	―	$	―	Interest Expense	$(7)	$3
Commodity contracts not subject
to rate recovery		―		―	Operation and Maintenance	―	1
Total	$	―	$	―		$(7)	$4
SoCalGas:
Interest rate instrument	$	―	$	―	Interest Expense	$(5)	$(4)
Commodity contracts not subject
to rate recovery		―		1	Operation and Maintenance	―	1
Total	$	―		$1		$(5)	$(3)
(1)	Amounts include Otay Mesa VIE. All of SDG&E's 2010 interest rate derivative activity relates to Otay Mesa VIE.
(2)	Gains reclassified into earnings in 2009 due to changes in cash requirements and associated impacts on forecasted interest payments, primarily related to distributions received from RBS Sempra Commodities. See Note 4.

Schedule Of Hedge Ineffectiveness [Abstract]
Schedule Of Hedge Ineffectiveness

(Dollars in millions)	Year ended December 31, 2008
Commodity hedges(1):
Cash flow hedges	$(3)
Fair value hedges	(9)
Total unrealized losses	(12)
Interest rate hedges(2):
Cash flow hedges held by SDG&E(3)	(1)
Total unrealized losses	(1)
Total ineffectiveness losses	$(13)
(1)	For commodity derivative instruments, we record ineffectiveness losses in Revenues from Sempra Global and Parent on the Consolidated Statements of Operations.
(2)	For interest rate swap instruments, all companies record ineffectiveness losses in Other Income (Expense), Net on the Consolidated Statements of Operations.
(3)	These losses are associated with Otay Mesa VIE.

Schedule Of Undesignated Derivative Instruments Impact On Statements Of Operations [Abstract]
Schedule Of Undesignated Derivative Impact on the Consolidated Statements of Operations
UNDESIGNATED DERIVATIVE IMPACT ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
		Gain (loss) on derivatives recognized in earnings
		Years ended December 31,
	Location	2010	2009
Sempra Energy Consolidated:
Interest rate instruments(1)	Other Income (Expense), Net	$(34)		$30
Commodity contracts not subject
to rate recovery	Revenues: Sempra Global and Parent	47		47
Commodity contracts not subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power	(29)		(39)
Commodity contracts not subject
to rate recovery	Other Operation and Maintenance	2		―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(102)		(54)
Commodity contracts subject
to rate recovery	Cost of Natural Gas	(5)		(5)
Commodity contracts subject	Cost of Natural Gas, Electric
to rate recovery	Fuel and Purchased Power	(4)		(5)
Total		$(125)		$(26)
SDG&E:
Interest rate instruments(1)	Other Income (Expense), Net	$(34)		$27
Commodity contracts not subject
to rate recovery	Operation and Maintenance	1		―
Commodity contracts subject	Cost of Electric Fuel
to rate recovery	and Purchased Power	(102)		(54)
Total		$(135)		$(27)
SoCalGas:
Commodity contracts not subject
to rate recovery	Operation and Maintenance	$1	$	―
Commodity contracts subject
to rate recovery	Cost of Natural Gas	(5)		(5)
Total		$(4)		$(5)
(1)		Related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2010		December 31, 2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$28	$58	$34	$59
Total long-term debt(2)	8,330	8,883	8,004	8,572
Due to unconsolidated affiliate(3)	2	2	2	2
Preferred stock of subsidiaries	179	166	179	156
SDG&E:
Total long-term debt(4)	$3,305	$3,300	$2,652	$2,808
Contingently redeemable preferred stock	79	78	79	76
PE and SoCalGas:
Total long-term debt(5)	$1,566	$1,638	$1,270	$1,356

PE:
Preferred stock	$80	$68	$80	$61
Preferred stock of subsidiary	20	20	20	19

SoCalGas:
Preferred stock	$22	$21	$22	$20
(1)	We discuss our investments in affordable housing partnerships in Note 4.
(2)	Before reductions for unamortized discount of $22 million at December 31, 2010 and $17 million at December 31, 2009, and excluding capital leases of $221 million at December 31, 2010 and $46 million at December 31, 2009, and commercial paper classified as long-term debt of $800 million at December 31, 2010. We discuss our long-term debt in Note 5.
(3)	Note payable to Chilquinta Energía due April 1, 2011 is included in Due to Unconsolidated Affiliates, Current at December 31, 2010.
(4)	Before reductions for unamortized discount of $9 million at December 31, 2010 and $4 million at December 31, 2009, and excluding capital leases of $202 million at December 31, 2010 and $20 million at December 31, 2009.
(5)	Before reductions for unamortized discount of $3 million at December 31, 2010 and $2 million at December 31, 2009, and excluding capital leases of $19 million at December 31, 2010 and $26 million at December 31, 2009.

Schedule Of Cash Collateral Not Offset With Derivative Instruments [Abstract]
Schedule Of Fair Value of Cash Collateral Receivables Not Offset on the Consolidated Balance Sheets
	December 31,
(Dollars in millions)	2010	2009
Sempra Energy Consolidated	$32	$36
SDG&E	25	30
SoCalGas	3	5

Schedule Of Recurring Fair Value Assets Liabilities [Abstract]
Schedule Of Recurring Fair Value Measures
RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2010
								Collateral
		Level 1		Level 2		Level 3		Netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$460	$	―	$	―	$	―	$460
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		144		30		―		―	174
Municipal bonds		―		100		―		―	100
Other securities		―		25		―		―	25
Total debt securities		144		155		―		―	299
Total nuclear decommissioning trusts(1)		604		155		―		―	759
Interest rate instruments		―		34		―		―	34
Commodity contracts subject to rate recovery		25		1		2		―	28
Commodity contracts not subject to rate recovery		9		66		―		(22)	53
Investments		1		―		―		―	1
Total		$639		$256		$2		$(22)	$875
Liabilities:
Interest rate instruments	$	―		$82	$	―	$	―	$82
Commodity contracts subject to rate recovery		60		8		―		(60)	8
Commodity contracts not subject to rate recovery		―		67		―		―	67
Total		$60		$157	$	―		$(60)	$157

	At fair value as of December 31, 2009
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$421	$	―	$	―	$	―	$421
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		111		39		―		―	150
Municipal bonds		―		85		―		―	85
Other securities		―		13		―		―	13
Total debt securities		111		137		―		―	248
Total nuclear decommissioning trusts(1)		532		137		―		―	669
Interest rate instruments		―		38		―		―	38
Commodity contracts subject to rate recovery		32		3		10		―	45
Commodity contracts not subject to rate recovery		7		62		―		(40)	29
Investments		1		―		―		―	1
Total		$572		$240		$10		$(40)	$782
Liabilities:
Interest rate instruments	$	―		$59	$	―	$	―	$59
Commodity contracts subject to rate recovery		9		9		―		(9)	9
Commodity contracts not subject to rate recovery		―		65		―		―	65
Total		$9		$133	$	―		$(9)	$133
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	At fair value as of December 31, 2010
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$460	$	―	$	―	$	―	$460
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		144		30		―		―	174
Municipal bonds		―		100		―		―	100
Other securities		―		25		―		―	25
Total debt securities		144		155		―		―	299
Total nuclear decommissioning trusts(1)		604		155		―		―	759
Commodity contracts subject to rate recovery		24		―		2		―	26
Commodity contracts not subject to rate recovery		2		―		―		―	2
Total		$630		$155		$2	$	―	$787

Liabilities:
Interest rate instruments	$	―		$58	$	―	$	―	$58
Commodity contracts subject to rate recovery		60		2		―		(60)	2
Total		$60		$60	$	―		$(60)	$60

	At fair value as of December 31, 2009
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$421	$	―	$	―	$	―	$421
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		111		39		―		―	150
Municipal bonds		―		85		―		―	85
Other securities		―		13		―		―	13
Total debt securities		111		137		―		―	248
Total nuclear decommissioning trusts(1)		532		137		―		―	669
Commodity contracts subject to rate recovery		29		2		10		―	41
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$562		$139		$10	$	―	$711

Liabilities:
Interest rate instruments	$	―		$43	$	―	$	―	$43
Commodity contracts subject to rate recovery		9		―		―		(9)	―
Total		$9		$43	$	―		$(9)	$43
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2010
							Collateral
		Level 1	Level 2		Level 3		netted	Total
Assets:
Interest rate instruments	$	―	$3	$	―	$	―	$3
Commodity contracts subject to rate recovery		1	1		―		―	2
Commodity contracts not subject to rate recovery		3	―		―		―	3
Total		$4	$4	$	―	$	―	$8

	At fair value as of December 31, 2009
							Collateral
		Level 1	Level 2		Level 3		netted	Total
Assets:
Interest rate instruments	$	―	$8	$	―	$	―	$8
Commodity contracts subject to rate recovery		3	1		―		―	4
Commodity contracts not subject to rate recovery		3	―		―		―	3
Total		$6	$9	$	―	$	―	$15

Schedule Of Recurring Fair Value Assets Liabilities Unobservable Input Reconciliation [Abstract]
Schedule Of Recurring Fair Value Measures Level 3 Rollforward
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Sempra Energy Consolidated			SDG&E
	Years ended December 31,			Years ended December 31,
	2010	2009	2008	2010	2009	2008
Balance as of January 1	$10	$27	$401	$10	$27	$7
Realized and unrealized gains (losses)	(16)	(31)	(79)	(16)	(31)	3
Allocated transmission instruments	8	15	17	8	15	17
Purchases and issuances	―	―	24	―	―	―
Settlements	―	(1)	―	―	(1)	―
Sale of the commodities-marketing businesses	―	―	(336)	―	―	―
Balance as of December 31	$2	$10	$27	$2	$10	$27
Change in unrealized gains or losses relating to
instruments still held at December 31	$(9)	$(16)	$27	$(9)	$(16)	$27

PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2010
Preferred Stock (Tables) [Abstract]
Schedule Of Preferred Stock
PREFERRED STOCK

	Call/
	Redemption	December 31,
	Price	2010	2009
		(in millions)
Contingently redeemable:
SDG&E:
$20 par value, authorized 1,375,000 shares:
5% Series, 375,000 shares outstanding	$24.00	$8	$8
4.5% Series, 300,000 shares outstanding	$21.20	6	6
4.4% Series, 325,000 shares outstanding	$21.00	7	7
4.6% Series, 373,770 shares outstanding	$20.25	7	7
Without par value:
$1.70 Series, 1,400,000 shares outstanding	$25.255	35	35
$1.82 Series, 640,000 shares outstanding	$26.00	16	16
SDG&E - Total contingently redeemable preferred stock		79	79
Sempra Energy - total preferred stock of subsidiary,
contingently redeemable		$79	$79

PE:
Without par value, authorized 15,000,000 shares:
$4.75 Dividend, 200,000 shares outstanding	$100.00	$20	$20
$4.50 Dividend, 300,000 shares outstanding	$100.00	30	30
$4.40 Dividend, 100,000 shares outstanding	$101.50	10	10
$4.36 Dividend, 200,000 shares outstanding	$101.00	20	20
$4.75 Dividend, 253 shares outstanding	$101.00	―	―
Total preferred stock of PE		80	80
SoCalGas:
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding		3	3
6% Series A, 783,032 shares outstanding		19	19
Total preferred stock of SoCalGas		22	22
Less: 50,970 shares of the 6% Series outstanding owned by PE		(2)	(2)
PE - total preferred stock of subsidiary		20	20

Sempra Energy - total preferred stock of subsidiaries		$100	$100

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Computations
EARNINGS PER SHARE COMPUTATIONS
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2010	2009	2008
Numerator:
Earnings/Income attributable to common shareholders	$739	$1,119	$1,113

Denominator:
Weighted-average common shares outstanding for basic EPS	244,736	243,339	247,387
Dilutive effect of stock options, restricted stock awards and
restricted stock units	3,206	4,045	3,772
Weighted-average common shares outstanding for diluted EPS	247,942	247,384	251,159

Earnings per share:
Basic	$3.02	$4.60	$4.50
Diluted	$2.98	$4.52	$4.43

Schedule Of Common Stock Activity [Abstract]
Schedule Of Common Stock Activity
COMMON STOCK ACTIVITY

	2010	2009	2008
Common shares outstanding, January 1	246,507,865	243,324,281	261,214,009
Savings plan issuance	560,600	1,021,023	―
Shares released from ESOP	363,733	309,023	310,850
Stock options exercised	912,725	1,835,184	683,858
Restricted stock issuances	―	37,233	4,002
Common stock investment plan(1)	217,772	381,167	1,508
Shares repurchased	(8,108,579)	(396,046)	(18,841,287)
Shares forfeited and other	(6,700)	(4,000)	(48,659)
Common shares outstanding, December 31	240,447,416	246,507,865	243,324,281
(1)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

OTHER REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2010
Other Regulatory Matters (Tables) [Abstract]
Schedule Of Utility Incentive Awards
UTILITY INCENTIVE AWARDS 2008-2010
(Dollars in millions)
	Years ended December 31,
	2010	2009		2008
Sempra Energy Consolidated
Energy efficiency and demand side management	$15		$2	$28
Unbundled natural gas storage and hub services	15		19	15
Natural gas procurement	12		7	12
Operational incentives	1		1	12
Total awards	$43		$29	$67
SDG&E
Energy efficiency and demand side management	$5	$	―	$23
Natural gas procurement	―		―	3
Operational incentives	1		1	10
Total awards	$6		$1	$36
SoCalGas
Energy efficiency and demand side management	$10		$2	$5
Unbundled natural gas storage and hub services	15		19	15
Natural gas procurement	12		7	9
Operational incentives	―		―	2
Total awards	$37		$28	$31

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Estimated Future Payments Under Natural Gas Contracts [Abstract]
Schedule Of Estimated Future Payments Under Natural Gas Contracts
Sempra Energy Consolidated
(Dollars in millions)	Transportation	Natural Gas(1)	Total(1)
2011	$138	$567	$705
2012	119	130	249
2013	94	136	230
2014	70	140	210
2015	57	3	60
Thereafter	271	―	271
Total minimum payments	$749	$976	$1,725
(1)	Excludes amounts related to LNG purchase agreements at Sempra LNG discussed below.

SoCalGas
(Dollars in millions)	Transportation	Natural Gas	Total
2011	$119	$437	$556
2012	100	2	102
2013	75	2	77
2014	51	2	53
2015	38	3	41
Thereafter	145	―	145
Total minimum payments	$528	$446	$974

Schedule Of Payments Under Natural Gas Contracts [Abstract]
Schedule Of Payments Under Natural Gas Contracts
	Years ended December 31,
(Dollars in millions)	2010	2009	2008
Sempra Energy Consolidated	$2,097	$1,754	$3,469
SDG&E	―	―	12
SoCalGas	1,936	1,452	3,145

Schedule Of Estimated Future Payments Under Purchased Power Contracts [Abstract]
Schedule Of Estimated Future Payments Under Purchased Power Contracts
(Dollars in millions)
2011	$312
2012	253
2013	251
2014	210
2015	188
Thereafter	1,137
Total minimum payments(1)	$2,351
(1)	Excludes amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E, and purchase agreements accounted for as capital leases.

Schedule Of Operating Leases Rent Expense [Abstract]
Schedule Of Operating Leases, Rent Expense
	Years ended December 31,
(Dollars in millions)	2010	2009	2008
Sempra Energy Consolidated	$85	$101	$100
SDG&E	20	24	25
PE	47	65	65
SoCalGas	40	52	52

Schedule Of Operating Leases Future Minimum Payments Due [Abstract]
Schedule Of Operating Leases, Future Minimum Payments Due
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	PE / SoCalGas
2011	$73	$18	$32
2012	67	17	23
2013	65	17	23
2014	64	16	23
2015	63	16	24
Thereafter	623	55	253
Total future rental commitments	$955	$139	$378

Schedule Of Capital Leases Future Minimum Payments Present Value Of Net Minimum Payments [Abstract]
Schedule Of Capital Leases, Future Minimum Payments, Present Value Of Net Minimum Payments
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2011	$17	$8	$9
2012	13	7	6
2013	7	4	3
2014	4	2	2
Total minimum lease payments	41	21	20
Less: interest	(2)	(1)	(1)
Present value of net minimum lease payments	$39	$20	$19

(Dollars in millions)
	2011	$24
	2012	24
	2013	24
	2014	24
	2015	24
	Thereafter	465
	Total minimum lease payments(1)	585
	Less: estimated executory costs	(96)
	Less: interest(2)	(307)
	Present value of net minimum lease payments(3)	$182
(1)	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy's and SDG&E's Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
(3)	Includes $2 million in Current Portion of Long-Term Debt and $180 million in Long-Term Debt on Sempra Energy's and SDG&E's Consolidated Balance Sheets at December 31, 2010.

Schedule Of Environmental Remediation Costs Capitalized In Period [Abstract]
Schedule Of Environmental Remediation Costs, Capitalized In Period
	Years ended December 31,
	2010	2009	2008
Sempra Energy Consolidated(1)	$21	$43	$30
SDG&E	10	24	18
SoCalGas	10	17	9
(1)	In cases of non-wholly owned affiliates, includes only our share.

Schedule Of Environmental Remediation Costs Status Of Remediation Sites [Abstract]
Schedule Of Environmental Remediation Costs, Status Of Remediation Sites
	# Sites	# Sites
	Completed	In Process
SDG&E
Manufactured-gas sites	3	―
Third-party waste-disposal sites	1	1
SoCalGas
Manufactured-gas sites	36	6
Third-party waste-disposal sites	1	1

Schedule Of Environmental Loss Contingencies By Site [Abstract]
Schedule of Environmental Loss Contingencies by Site
		Waste	Former Fossil-	Other
	Manufactured-	Disposal	Fueled Power	Hazardous
	Gas Sites	Sites (PRP)(1)	Plants	Waste Sites	Total
SDG&E(2)	$0.1	$0.2	$5.4	$0.3	$6.0
SoCalGas	19.5	0.5	―	0.2	20.2
Other	0.3	1.0	―	―	1.3
Total Sempra Energy	$19.9	$1.7	$5.4	$0.5	$27.5
(1)	Sites for which we have been identified as a Potentially Responsible Party.
(2)	Does not include SDG&E's liability for SONGS marine mitigation.

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Segment Information (Tables) [Abstract]
Schedule of Segment Reporting Information, by Segment
SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2010			2009		2008
REVENUES
SDG&E		$3,049	34%	$2,916	36%	$3,251	30%
SoCalGas		3,822	42	3,355	41	4,768	44
Sempra Generation		1,172	13	1,179	15	1,827	17
Sempra Pipelines & Storage		350	4	465	6	457	4
Sempra LNG		711	8	278	3	74	1
Sempra Commodities		―	―	―	―	457	4
Adjustments and eliminations		3	―	―	―	(7)	―
Intersegment revenues		(104)	(1)	(87)	(1)	(69)	―
Total		$9,003	100%	$8,106	100%	$10,758	100%
INTEREST EXPENSE
SDG&E		$136		$104		$96
SoCalGas		66		68		62
Sempra Generation		13		12		16
Sempra Pipelines & Storage		36		34		18
Sempra LNG		48		24		7
Sempra Commodities		5		7		22
All other		306		279		149
Intercompany eliminations		(174)		(161)		(117)
Total		$436		$367		$253
INTEREST INCOME
SDG&E	$	―		$1		$6
SoCalGas		1		3		11
Sempra Generation		16		12		9
Sempra Pipelines & Storage		15		17		18
Sempra LNG		1		―		―
Sempra Commodities		4		―		7
All other		153		149		111
Intercompany eliminations		(174)		(161)		(117)
Total		$16		$21		$45
DEPRECIATION AND AMORTIZATION
SDG&E		$381	44%	$329	42%	$298	43%
SoCalGas		309	36	293	38	280	41
Sempra Generation		65	7	58	8	56	8
Sempra Pipelines & Storage		44	5	45	6	20	3
Sempra LNG		51	6	35	4	15	2
Sempra Commodities		―	―	―	―	6	1
All other		17	2	15	2	12	2
Total		$867	100%	$775	100%	$687	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E		$173		$177		$161
SoCalGas		176		144		140
Sempra Generation		(7)		108		99
Sempra Pipelines & Storage		26		(20)		23
Sempra LNG		25		(15)		(21)
Sempra Commodities		(191)		103		202
All other		(100)		(75)		(166)
Total		$102		$422		$438

SEGMENT INFORMATION (Continued)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2010		2009		2008
EARNINGS (LOSSES)
SDG&E(1)	$369	50%	$344	31%	$339	31%
SoCalGas(1)	286	39	273	25	244	22
Sempra Generation	103	14	169	15	220	20
Sempra Pipelines & Storage	159	21	101	9	106	9
Sempra LNG	68	9	16	1	(46)	(4)
Sempra Commodities	(155)	(21)	338	30	347	31
All other	(91)	(12)	(122)	(11)	(97)	(9)
Total	$739	100%	$1,119	100%	$1,113	100%
ASSETS
SDG&E	$12,077	40%	$10,229	36%	$9,079	34%
SoCalGas	7,986	26	7,287	25	7,351	28
Sempra Generation	2,401	8	2,049	7	1,860	7
Sempra Pipelines & Storage	5,175	17	4,485	16	4,060	15
Sempra LNG	2,379	8	2,277	8	2,098	8
Sempra Commodities	1,981	7	2,253	8	2,092	8
All other	612	2	597	2	747	3
Intersegment receivables	(2,328)	(8)	(665)	(2)	(887)	(3)
Total	$30,283	100%	$28,512	100%	$26,400	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,210	59%	$955	50%	$884	43%
SoCalGas	503	24	480	25	454	22
Sempra Generation	135	7	38	2	59	3
Sempra Pipelines & Storage	192	9	200	11	264	13
Sempra LNG	18	1	235	12	365	17
Sempra Commodities	―	―	―	―	21	1
All other	4	―	4	―	14	1
Total	$2,062	100%	$1,912	100%	$2,061	100%
GEOGRAPHIC INFORMATION
Long-lived assets:
United States	$19,905	87%	$19,870	88%	$17,637	88%
Mexico	2,217	10	1,954	9	1,929	10
South America	705	3	780	3	547	2
Total	$22,827	100%	$22,604	100%	$20,113	100%

Revenues:
United States	$8,118	90%	$7,476	92%	$9,743	91%
Mexico	884	10	629	8	913	8
South America	1	―	1	―	5	―
Europe	―	―	―	―	93	1
Canada	―	―	―	―	(12)	―
Asia	―	―	―	―	16	―
Total	$9,003	100%	$8,106	100%	$10,758	100%
(1) After preferred dividends.

QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Tables) [Abstract]
Schedule Of Quarterly Financial Data [Text Block]
SEMPRA ENERGY
(In millions, except for per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2010
Revenues	$2,534	$2,008	$2,116	$2,345
Expenses and other income	$2,395	$1,771	$2,017	$2,034

Net income	$100	$205	$127	$301
Earnings attributable to Sempra Energy	$106	$222	$131	$280

Basic per-share amounts(1):
Net income	$0.41	$0.83	$0.52	$1.26
Earnings attributable to Sempra Energy	$0.43	$0.90	$0.53	$1.17
Weighted average common shares outstanding	246.1	246.8	246.7	239.5

Diluted per-share amounts(1):
Net income	$0.40	$0.82	$0.51	$1.24
Earnings attributable to Sempra Energy	$0.42	$0.89	$0.53	$1.15
Weighted average common shares outstanding	250.4	249.7	249.8	242.5
2009
Revenues	$2,108	$1,689	$1,853	$2,456
Expenses and other income	$1,690	$1,433	$1,443	$2,064

Net income	$325	$189	$302	$306
Earnings attributable to Sempra Energy	$316	$198	$317	$288

Basic per-share amounts(1):
Net income	$1.35	$0.78	$1.24	$1.25
Earnings attributable to Sempra Energy	$1.31	$0.82	$1.30	$1.18
Weighted average common shares outstanding	241.8	242.7	243.9	244.9

Diluted per-share amounts(1):
Net income	$1.33	$0.76	$1.21	$1.23
Earnings attributable to Sempra Energy	$1.29	$0.80	$1.27	$1.16
Weighted average common shares outstanding	245.0	247.1	248.5	248.7
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2010
Operating revenues	$742	$692	$811	$804
Operating expenses	604	546	613	629
Operating income	$138	$146	$198	$175

Net income	$76	$55	$103	$124
(Earnings) losses attributable to noncontrolling interests	8	21	5	(18)
Earnings	84	76	108	106
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$83	$75	$106	$105
2009
Operating revenues	$732	$631	$773	$780
Operating expenses	557	518	601	651
Operating income	$175	$113	$172	$129

Net income	$107	$91	$92	$83
(Earnings) losses attributable to noncontrolling interests	(7)	(20)	18	(15)
Earnings	100	71	110	68
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$99	$70	$108	$67

	Quarters ended
	March 31	June 30	September 30	December 31
Higher liability insurance premiums for wildfire coverage	$(5)	$(6)	$(5)	$(4)
Resolution of regulatory matters	―	9	(9)	16
(Higher) lower litigation expense	(9)	5	(6)	(3)
Higher authorized margins(1)	―	6	16	14
Resolution of prior years' income tax issues	―	(10)	(1)	9
Write-down of deferred income tax assets related
to Medicare Part D subsidy	(3)	―	―	―
(1)	These amounts are net of fluctuations in nonrecoverable operation and maintenance expenses.

PE
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2010
Operating revenues	$1,182	$834	$776	$1,030
Operating expenses	1,047	717	640	901
Operating income	$135	$117	$136	$129

Net income	$65	$71	$79	$75
Preferred dividends of subsidiary	―	(1)	―	―
Earnings	65	70	79	75
Dividends on preferred stock	(1)	(1)	(1)	(1)
Earnings attributable to common shares	$64	$69	$78	$74
2009
Operating revenues	$920	$694	$662	$1,079
Operating expenses	810	579	527	963
Operating income	$110	$115	$135	$116

Net income	$59	$63	$73	$75
Preferred dividends of subsidiary	―	(1)	―	―
Earnings	59	62	73	75
Dividends on preferred stock	(1)	(1)	(1)	(1)
Earnings attributable to common shares	$58	$61	$72	$74

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2010
Operating revenues	$1,182	$834	$776	$1,030
Operating expenses	1,048	716	642	900
Operating income	$134	$118	$134	$130

Net income	$65	$70	$78	$74
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$65	$69	$78	$74
2009
Operating revenues	$920	$694	$662	$1,079
Operating expenses	810	578	530	961
Operating income	$110	$116	$132	$118

Net income	$59	$66	$74	$75
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$59	$65	$74	$75

SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Details) (USD $)	1 Months Ended		12 Months Ended																																		12 Months Ended																																				12 Months Ended							12 Months Ended													12 Months Ended																								12 Months Ended																												12 Months Ended														12 Months Ended												12 Months Ended														12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended											12 Months Ended																				12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended								3 Months Ended	12 Months Ended
	Apr. 30, 2010	Oct. 31, 2008	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Fixed Price Contracts And Other Derivatives [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Fixed Price Contracts And Other Derivatives [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Deferred Income Tax Charges [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Deferred Income Tax Charges [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Pension And Other Postretirement Benefit Obligations [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Pension And Other Postretirement Benefit Obligations [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Asset Retirement Obligation Costs [Member]		Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Asset Retirement Obligation Costs [Member]		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Loss on Reacquired Debt [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Loss on Reacquired Debt [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Environmental Restoration Costs [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Environmental Restoration Costs [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Wildfire Litigation Costs [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Other Utility Costs [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Other Utility Costs [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Net Regulatory Assets (Liabilities) S D G E [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Net Regulatory Assets (Liabilities) S D G E [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Restricted Cash, Litigation Settlement [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Restricted Cash, Operating Requirements [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Restricted Cash, Operating Requirements [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Allowance for Cost of Equity Funds Used During Construction [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Allowance for Cost of Equity Funds Used During Construction [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Allowance for Cost of Equity Funds Used During Construction [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Regulatory Interest, Net [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Regulatory Interest, Net [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Fair Value Adjustments on Hedges and Derivative Contracts [Member]		Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Fair Value Adjustments on Hedges and Derivative Contracts [Member]		Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Fair Value Adjustments on Hedges and Derivative Contracts [Member]		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Other Income, Sundry [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Other Income, Sundry [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Other Income, Sundry [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Gas, Transmission and Distribution Equipment [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Gas, Transmission and Distribution Equipment [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Gas, Transmission and Distribution Equipment [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Electric Distribution [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Electric Distribution [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Electric Distribution [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Electric Transmission [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Electric Transmission [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Electric Transmission [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Utility Electric Generation Equipment [Member]		Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Utility Electric Generation Equipment [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Utility Electric Generation Equipment [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Other Utility Electric Equipment [Member]		Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Other Utility Electric Equipment [Member]		Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Other Utility Electric Equipment [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Utility Construction In Progress [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Utility Construction In Progress [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Total S D G E Property, Plant And Equipment [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Total S D G E Property, Plant And Equipment [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Due to/from Sempra Energy	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Due to/from Sempra Energy		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Subsdiary Of Common Parent So Cal Gas [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Subsdiary Of Common Parent So Cal Gas [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Subsidiary Of Common Parent Other Affiliates [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Subsidiary Of Common Parent Other Affiliates [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Allowance for Doubtful Accounts [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Allowance for Doubtful Accounts [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Allowance for Doubtful Accounts [Member]	Dec. 31, 2010 Pacific Enterprises [Member]	Dec. 31, 2009 Pacific Enterprises [Member]	Dec. 31, 2008 Pacific Enterprises [Member]	Dec. 31, 2009 Pacific Enterprises [Member] Other Income, Sundry at Pacific Enterprises [Member]	Dec. 31, 2010 Pacific Enterprises [Member] Due to/from Sempra Energy	Dec. 31, 2009 Pacific Enterprises [Member] Due to/from Sempra Energy	Dec. 31, 2010 Pacific Enterprises [Member] Subsidiary Of Common Parent S D G E [Member]	Dec. 31, 2009 Pacific Enterprises [Member] Subsidiary Of Common Parent S D G E [Member]	Dec. 31, 2010 Pacific Enterprises [Member] Subsidiary Of Common Parent Other Affiliates [Member]	Dec. 31, 2009 Pacific Enterprises [Member] Subsidiary Of Common Parent Other Affiliates [Member]	Dec. 31, 2010 Southern California Gas Company [Member]		Dec. 31, 2009 Southern California Gas Company [Member]		Dec. 31, 2008 Southern California Gas Company [Member]		Dec. 31, 2010 Southern California Gas Company [Member] Deferred Income Tax Charges [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Deferred Income Tax Charges [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Pension And Other Postretirement Benefit Obligations [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Pension And Other Postretirement Benefit Obligations [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Employee Benefit Costs [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Employee Benefit Costs [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Asset Retirement Obligation Costs [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Asset Retirement Obligation Costs [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Loss on Reacquired Debt [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Loss on Reacquired Debt [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Environmental Restoration Costs [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Environmental Restoration Costs [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Workers Compensation Costs [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Workers Compensation Costs [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Other Utility Costs [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Other Utility Costs [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Net Regulatory Assets (Liabilities) So Cal Gas [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Net Regulatory Assets (Liabilities) So Cal Gas [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Allowance for Cost of Equity Funds Used During Construction [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Allowance for Cost of Equity Funds Used During Construction [Member]	Dec. 31, 2008 Southern California Gas Company [Member] Allowance for Cost of Equity Funds Used During Construction [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Regulatory Interest, Net [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Regulatory Interest, Net [Member]	Dec. 31, 2008 Southern California Gas Company [Member] Regulatory Interest, Net [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Other Income, Sundry [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Other Income, Sundry [Member]	Dec. 31, 2008 Southern California Gas Company [Member] Other Income, Sundry [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Gas, Transmission and Distribution Equipment [Member]		Dec. 31, 2009 Southern California Gas Company [Member] Gas, Transmission and Distribution Equipment [Member]		Dec. 31, 2008 Southern California Gas Company [Member] Gas, Transmission and Distribution Equipment [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Other Plant in Service [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Other Plant in Service [Member]	Dec. 31, 2008 Southern California Gas Company [Member] Other Plant in Service [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Utility Construction In Progress [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Utility Construction In Progress [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Total So Cal Gas Property, Plant And Equipment [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Total So Cal Gas Property, Plant And Equipment [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Due to/from Sempra Energy		Dec. 31, 2009 Southern California Gas Company [Member] Due to/from Sempra Energy		Dec. 31, 2010 Southern California Gas Company [Member] Subsidiary Of Common Parent S D G E [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Subsidiary Of Common Parent S D G E [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Subsidiary Of Common Parent Other Affiliates [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Allowance for Doubtful Accounts [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Allowance for Doubtful Accounts [Member]	Dec. 31, 2008 Southern California Gas Company [Member] Allowance for Doubtful Accounts [Member]	Dec. 31, 2010 Restricted Cash, Construction Financing [Member]	Dec. 31, 2009 Restricted Cash, Construction Financing [Member]	Dec. 31, 2010 Restricted Cash, Collateral [Member]	Dec. 31, 2010 Net Regulatory Assets (Liabilities) Mobile Gas [Member]	Dec. 31, 2009 Net Regulatory Assets (Liabilities) Mobile Gas [Member]	Dec. 31, 2010 Net Regulatory Assets (Liabilities) Ecogas [Member]	Dec. 31, 2009 Net Regulatory Assets (Liabilities) Ecogas [Member]	Dec. 31, 2010 Net Regulatory Assets (Liabilities) Other [Member]	Dec. 31, 2009 Net Regulatory Assets (Liabilities) Other [Member]	Dec. 31, 2010 Net Regulatory Assets (Liabilities) Sempra Energy Consolidated [Member]	Dec. 31, 2009 Net Regulatory Assets (Liabilities) Sempra Energy Consolidated [Member]	Dec. 31, 2010 Allowance for Doubtful Accounts [Member]	Dec. 31, 2009 Allowance for Doubtful Accounts [Member]	Dec. 31, 2008 Allowance for Doubtful Accounts [Member]	Dec. 31, 2008 Allowance For Realization Of Trading Assets [Member]	Dec. 31, 2010 S D G E Segment [Member]	Dec. 31, 2009 S D G E Segment [Member]	Dec. 31, 2010 So Cal Gas Segment [Member]	Dec. 31, 2009 So Cal Gas Segment [Member]	Dec. 31, 2008 So Cal Gas Segment [Member]		Dec. 31, 2010 Sempra Commodities Segment [Member]	Dec. 31, 2009 Sempra Commodities Segment [Member]	Dec. 31, 2010 Sempra Generation Segment [Member]	Dec. 31, 2009 Sempra Generation Segment [Member]	Dec. 31, 2008 Sempra Generation Segment [Member]		Dec. 31, 2010 Sempra Pipelines and Storage Segment [Member]	Dec. 31, 2009 Sempra Pipelines and Storage Segment [Member]	Dec. 31, 2008 Sempra Pipelines and Storage Segment [Member]		Dec. 31, 2010 Sempra L N G Segment [Member]	Dec. 31, 2009 Sempra L N G Segment [Member]	Dec. 31, 2008 Sempra L N G Segment [Member]		Dec. 31, 2010 All Other Segments [Member]	Dec. 31, 2009 All Other Segments [Member]	Dec. 31, 2010 Land And Land Rights [Member]		Dec. 31, 2009 Land And Land Rights [Member]		Dec. 31, 2010 Electric Generation Equipment [Member]	Dec. 31, 2009 Electric Generation Equipment [Member]		Dec. 31, 2010 L N G Receipt Terminals [Member]	Dec. 31, 2009 L N G Receipt Terminals [Member]		Dec. 31, 2010 Pipelines And Storage Equipment [Member]	Dec. 31, 2009 Pipelines And Storage Equipment [Member]		Dec. 31, 2010 Other Machinery and Equipment [Member]	Dec. 31, 2009 Other Machinery and Equipment [Member]		Dec. 31, 2010 L N G Facilities Construction Work In Progress [Member]		Dec. 31, 2009 L N G Facilities Construction Work In Progress [Member]		Dec. 31, 2010 Construction in Progress [Member]		Dec. 31, 2009 Construction in Progress [Member]		Dec. 31, 2010 Other Capitalized Property Plant and Equipment [Member]		Dec. 31, 2009 Other Capitalized Property Plant and Equipment [Member]		Dec. 31, 2010 Total Sempra Global And Parent Property Plant, And Equipment [Member]		Dec. 31, 2009 Total Sempra Global And Parent Property Plant, And Equipment [Member]		Dec. 31, 2010 Total Sempra Energy Consolidated Property, Plant And Equipment [Member]	Dec. 31, 2009 Total Sempra Energy Consolidated Property, Plant And Equipment [Member]	Dec. 31, 2010 Gas Turbine [Member]	Dec. 31, 2009 Gas Turbine [Member]	Dec. 31, 2010 Steam Turbine [Member]	Dec. 31, 2009 Steam Turbine [Member]	Dec. 31, 2010 Emission Reduction Credits [Member]	Dec. 31, 2009 Emission Reduction Credits [Member]	Dec. 31, 2010 Goodwill By Segment, Sempra Pipelines And Storage [Member]	Dec. 31, 2009 Goodwill By Segment, Sempra Pipelines And Storage [Member]	Dec. 31, 2010 Goodwill By Segment, Parent And Other [Member]	Dec. 31, 2009 Goodwill By Segment, Parent And Other [Member]	Dec. 31, 2010 Use Rights [Member]	Dec. 31, 2009 Use Rights [Member]	Dec. 31, 2010 Construction Permits [Member]	Dec. 31, 2009 Construction Permits [Member]	Dec. 31, 2010 Other Intangible Assets [Member]	Dec. 31, 2009 Other Intangible Assets [Member]	Dec. 31, 2008 Mississippi Hub [Member]	Jun. 30, 2009 Liberty Gas Storage [Member]	Dec. 31, 2010 Chilean Peso [Member]	Dec. 31, 2009 Chilean Peso [Member]	Dec. 31, 2008 Chilean Peso [Member]	Dec. 31, 2010 Peruvian Nuevo Sol [Member]	Dec. 31, 2009 Peruvian Nuevo Sol [Member]	Dec. 31, 2008 Peruvian Nuevo Sol [Member]	Dec. 31, 2008 Argentine Peso [Member]	Dec. 31, 2010 Affiliate Of Investee [Member]	Mar. 31, 2008 Equity Method Investee [Member]	Dec. 31, 2010 Allowance for Cost of Equity Funds Used During Construction [Member]	Dec. 31, 2009 Allowance for Cost of Equity Funds Used During Construction [Member]	Dec. 31, 2008 Allowance for Cost of Equity Funds Used During Construction [Member]	Dec. 31, 2010 Regulatory Interest, Net [Member]	Dec. 31, 2009 Regulatory Interest, Net [Member]	Dec. 31, 2008 Regulatory Interest, Net [Member]	Dec. 31, 2010 Gain (Loss) on Investments [Member]		Dec. 31, 2009 Gain (Loss) on Investments [Member]		Dec. 31, 2008 Gain (Loss) on Investments [Member]		Dec. 31, 2010 Fair Value Adjustments on Hedges and Derivative Contracts [Member]		Dec. 31, 2009 Fair Value Adjustments on Hedges and Derivative Contracts [Member]		Dec. 31, 2008 Fair Value Adjustments on Hedges and Derivative Contracts [Member]		Dec. 31, 2008 Foreign Currency Transaction Gains (Losses) [Member]		Dec. 31, 2010 Other Income, Sundry [Member]		Dec. 31, 2009 Other Income, Sundry [Member]		Dec. 31, 2008 Other Income, Sundry [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash			$ 131,000,000		$ 35,000,000				$ 116,000,000		$ 8,000,000																							$ 110,000,000	$ 6,000,000	$ 8,000,000																																																																																																																		$ 15,000,000
Restricted cash, noncurrent			27,000,000																																																																																																																																																	27,000,000	27,000,000
Restricted cash, current and noncurrent			158,000,000		35,000,000
Regulatory Balancing Accounts [Line Items]
Overcollected Regulatory Balancing Accounts			733,000,000		699,000,000				443,000,000		383,000,000																																																																																		290,000,000		316,000,000
Undercollected Regulatory Balancing Accounts			(492,000,000)		(317,000,000)				(382,000,000)		(224,000,000)																																																																																		(110,000,000)		(93,000,000)
Net Overcollected Regulatory Balancing Accounts			241,000,000		382,000,000				61,000,000		159,000,000																																																																																		180,000,000		223,000,000
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)															299,000,000	271,000,000	502,000,000	415,000,000	279,000,000	342,000,000	(1,409,000,000)	[1]	(1,330,000,000)	[1]	23,000,000	27,000,000	17,000,000	15,000,000	364,000,000	38,000,000	15,000,000	113,000,000	(245,000,000)																																																																		(138,000,000)	(175,000,000)	586,000,000	617,000,000	59,000,000	52,000,000	(1,208,000,000)	(1,227,000,000)	23,000,000	26,000,000	18,000,000	25,000,000	41,000,000	47,000,000	(6,000,000)	(11,000,000)	(625,000,000)	(646,000,000)																																			(16,000,000)	(8,000,000)	9,000,000	14,000,000	(7,000,000)	6,000,000	(519,000,000)	(885,000,000)
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current			90,000,000		54,000,000				71,000,000		34,000,000																																																																																		12,000,000		9,000,000
Total Regulatory Assets, Noncurrent			2,167,000,000		1,803,000,000				1,451,000,000		1,051,000,000																																																																																		709,000,000		748,000,000
Total Regulatory Liability, Current			(8,000,000)	[2]	(4,000,000)	[2]																																																																																									(1,000,000)	[2]
Total Regulatory Liability, Noncurrent			(2,768,000,000)		(2,738,000,000)				(1,409,000,000)		(1,330,000,000)																																																																																		(1,346,000,000)		(1,402,000,000)
Total Net Regulatory Assets (Liabilities)			(519,000,000)		(885,000,000)				113,000,000		(245,000,000)																																																																																		(625,000,000)		(646,000,000)
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1																																																																																4,000,000	6,000,000	5,000,000																																																															16,000,000	18,000,000	9,000,000												27,000,000	29,000,000	16,000,000	48,000,000
Provisions for uncollectible accounts																																																																																7,000,000	8,000,000	12,000,000																																																															8,000,000	12,000,000	23,000,000												22,000,000	25,000,000	36,000,000	42,000,000
Write-offs of uncollectible accounts																																																																																6,000,000	10,000,000	11,000,000																																																															10,000,000	14,000,000	14,000,000												20,000,000	27,000,000	25,000,000
Acquistion of EnergySouth																																																																																																																																																																	2,000,000
Sale of commodities-marketing businesses																																																																																																																																																																		90,000,000
Allowance balance at December 31																																																																																5,000,000	4,000,000	6,000,000																																																															14,000,000	16,000,000	18,000,000												29,000,000	27,000,000	29,000,000
Inventories By Valuation Method [Line Items]
Weighted Average Cost Inventory Amount																																																																																																																																																																															35,000,000	5,000,000
FIFO Inventory Amount																																																																																																																																																																																			26,000,000	19,000,000
Inventories By Type [Line Items]
Energy Related Inventory, Natural Gas in Storage			152,000,000		93,000,000				5,000,000																																																																																				86,000,000		69,000,000
Energy Related Inventory, Materials And Supplies			106,000,000		104,000,000				66,000,000		61,000,000																																																																																		19,000,000		24,000,000
Inventories			258,000,000		197,000,000				71,000,000		61,000,000																																																																								105,000,000	93,000,000									105,000,000		93,000,000
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			27,087,000,000		25,034,000,000				11,247,000,000		10,156,000,000																																								1,280,000,000	1,204,000,000		4,700,000,000	4,425,000,000		1,795,000,000	1,662,000,000		1,737,000,000	[3]	1,503,000,000		666,000,000	[4]	613,000,000	[4]		1,069,000,000	749,000,000	11,247,000,000	10,156,000,000											9,826,000,000	9,299,000,000									9,824,000,000		9,297,000,000																															9,376,000,000	[5]	8,911,000,000	[5]		126,000,000	114,000,000		322,000,000	272,000,000	9,824,000,000	9,297,000,000																																																194,000,000	[6]	189,000,000	[6]	1,668,000,000 [6]	1,457,000,000	[6]	2,049,000,000 [6]	2,033,000,000	[6]	1,375,000,000 [6]	942,000,000	[6]	97,000,000 [6]	136,000,000	[6]	3,000,000	[6]	27,000,000	[6]	425,000,000	[6]	534,000,000	[6]	205,000,000	[6],[7]	263,000,000	[6],[7]	6,016,000,000	[6]	5,581,000,000	[6]	27,087,000,000	25,034,000,000
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service																																																			3.00%	2.84%	2.80%	4.06%	3.97%	3.95%	2.70%	2.67%	2.67%	4.30%		3.84%	3.77%	8.19%		8.50%		8.13%																																																										3.54%		3.50%		3.49%	1.74%	1.41%	1.55%
Property, Plant and Equipment, Useful Life, Minimum																																																																																																																																																																																									25	[8]			4			5			10			2											3
Property, Plant and Equipment, Useful Life, Maximum																																																																																																																																																																																									50	[8]			35			50			50			50											50
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			7,211,000,000		6,753,000,000				2,694,000,000		2,587,000,000																																								542,000,000	518,000,000												2,152,000,000	[9]	2,069,000,000	[9]				2,694,000,000	2,587,000,000											3,802,000,000	3,615,000,000									3,802,000,000		3,615,000,000																															3,702,000,000	[10]	3,529,000,000	[10]		100,000,000	86,000,000				3,802,000,000	3,615,000,000																																																																												715,000,000	[11]	551,000,000	[11]	7,211,000,000	6,753,000,000
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid			341,000,000		247,000,000				173,000,000		157,000,000																																																																																		103,000,000		75,000,000
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt			24,000,000		15,000,000		13,000,000		18,000,000		10,000,000		10,000,000																																																																																6,000,000		5,000,000		3,000,000
AFUDC related to equiity			57,000,000		39,000,000		35,000,000		43,000,000		29,000,000		27,000,000																																																																																14,000,000		10,000,000		8,000,000
Other capitalized financing costs			33,000,000		73,000,000		100,000,000				4,000,000		13,000,000																																																																																		1,000,000
Total capitalized financing costs			114,000,000		127,000,000		148,000,000		61,000,000		43,000,000		50,000,000																																																																																20,000,000		16,000,000		11,000,000
Long Lived Assets Held-for-sale [Line Items]
Assets Held-for-sale, Long Lived			41,000,000		41,000,000																																																																																																																																																																																																																						34,000,000	34,000,000	6,000,000	6,000,000	1,000,000	1,000,000
Goodwill Disclosure [Abstract]
Goodwill, Acquired During Period	18,000,000	62,000,000
Goodwill [Line Items]
Goodwill			87,000,000		68,000,000																																																																																																																																																																																																																												81,000,000	62,000,000	6,000,000	6,000,000
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross			476,000,000		469,000,000																																																																																																																																																																																																																																138,000,000	138,000,000	322,000,000	322,000,000	16,000,000	9,000,000
Finite-Lived Intangible Assets, Accumulated Amortization			(23,000,000)		(13,000,000)
Intangible Assets, Net			453,000,000		456,000,000
Finite-Lived Intangible Assets, Useful Life, Minimum																																																																																																																																																																																																																																									15
Finite-Lived Intangible Assets, Useful Life, Maximum																																																																																																																																																																																																																																					46		50
Finite-Lived Intangible Assets, Amortization Expense			10,000,000		10,000,000		3,000,000
Finite Lived Intangible Assets, Future Amortization Expense Per Year			10,000,000
Write-off Of Long-lived Assets [Line Items]
Write-off of long-lived assets					132,000,000
Write-off of long-lived assets, portion attributable to noncontrolling interest					33,000,000
Write-off of long-lived assets, net of tax					97,000,000
Write-off of long-lived assets, portion attributable to Sempra Energy, net of tax					64,000,000
Noncontrolling Interest [Line Items]
Ownership percentage in less than wholly-owned subsidiary																																																																																																																																																																																																																																											60.00%	75.00%
Ownership percentage of noncontrolling interest in less than wholly-owned subsidiary																																																																																																																																																																																																																																											40.00%	25.00%
Variable Interest Entities Disclosure [Abstract]
Equity of variable interest entity			113,000,000		146,000,000
Secured debt of variable interest entity			365,000,000
Amounts Associated With Variable Interest Entities, Cash And Cash Equivalents			10,000,000		7,000,000	[12]
Amounts Associated With Variable Interest Entities, Restricted Cash			6,000,000		8,000,000	[12]
Amounts Associated With Variable Interest Entities, Accounts Receivable, Other			(1,000,000)		1,000,000	[12]
Amounts Associated With Variable Interest Entities, Inventories			2,000,000		2,000,000	[12]
Amounts Associated With Variable Interest Entities, Other Current Assets			1,000,000
Amounts Associated With Variable Interest Entities, Total Current Assets			18,000,000		18,000,000	[12]
Amounts Associated With Variable Interest Entities, Sundry			6,000,000		10,000,000	[12]
Amounts Associated With Variable Interest Entities, Property, Plant And Equipment, Net			516,000,000		644,000,000	[12]
Amounts Associated With Variable Interest Entities, Total Assets			540,000,000		672,000,000	[12]
Amounts Associated With Variable Interest Entities, Short Term Debt					33,000,000
Amounts Associated With Variable Interest Entities, Current Portion, Long Term Debt			10,000,000		40,000,000
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Current Liability			17,000,000		17,000,000
Amounts Associated With Variable Interest Entities, Other Current Liabilities			1,000,000		(13,000,000)
Amounts Associated With Variable Interest Entities, Total Current Liabilities			28,000,000		77,000,000
Amounts Associated With Variable Interest Entities, Long Term Debt			355,000,000		422,000,000
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Noncurrent Liability			41,000,000		26,000,000
Amounts Associated With Variable Interest Entities, Deferred Credits And Other			3,000,000		1,000,000
Amounts Associated With Variable Interest Entities, Other Noncontrolling Interests			113,000,000		146,000,000
Amounts Associated With Variable Interest Entities, Total Liabilities And Equity			540,000,000		672,000,000
Amounts Associated With Variable Interest Entities, Operating Revenues, Electric			(1,000,000)		(1,000,000)
Amounts Associated With Variable Interest Entities, Operating Revenues, Gas			(3,000,000)
Amounts Associated With Variable Interest Entities, Total Operating Revenues			(4,000,000)		(1,000,000)
Amounts Associated With Variable Interest Entities, Cost Of Electric Fuel And Purchased Power			(82,000,000)		(13,000,000)
Amounts Associated With Variable Interest Entities, Operation And Maintenance			20,000,000		7,000,000
Amounts Associated With Variable Interest Entities, Depreciation And Amortization			26,000,000		7,000,000
Amounts Associated With Variable Interest Entities, Total Operating Expenses			(36,000,000)		1,000,000
Amounts Associated With Variable Interest Entities, Operating Income			32,000,000		(2,000,000)
Amounts Associated With Variable Interest Entities, Other Income (Expense), Net			(34,000,000)		27,000,000		(54,000,000)
Amounts Associated With Variable Interest Entities, Interest Expense			(14,000,000)		(1,000,000)
Amounts Associated With Variable Interest Entities, Net Income			(16,000,000)		24,000,000		(54,000,000)
Amounts Associated With Variable Interest Entities, (Earnings) Losses Attributable Noncontrolling Interests			16,000,000		(24,000,000)		54,000,000
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations, Balance as of January 1			1,313,000,000	[13]	1,177,000,000	[13]			590,000,000	[13]	554,000,000	[13]																																																																																	676,000,000	[13]	595,000,000	[13]
Asset Retirement Obligation, Accretion Expense			77,000,000		75,000,000				37,000,000		38,000,000																																																																																		38,000,000		35,000,000
Asset Retirement Obligation, Liabilities Incurred			10,000,000		17,000,000
Asset Retirement Obligation, Liabilities Settled			(17,000,000)		(5,000,000)						(3,000,000)																																																																																		(2,000,000)		(2,000,000)
Asset Retirement Obligation, Revision of Estimate			85,000,000		49,000,000				(4,000,000)		1,000,000																																																																																		91,000,000	[14]	48,000,000	[14]
Asset Retirement Obligations, Balance as of December 31			1,468,000,000	[13]	1,313,000,000	[13]	1,177,000,000	[13]	623,000,000	[13]	590,000,000	[13]	554,000,000	[13]																																																																															803,000,000	[13]	676,000,000	[13]	595,000,000	[13]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax			(229,000,000)		(276,000,000)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax			(15,000,000)		(2,000,000)																																																																																								(18,000,000)		(21,000,000)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			1,000,000		9,000,000
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Net Of Tax			(88,000,000)		(102,000,000)				(11,000,000)		(11,000,000)																																																																																		(5,000,000)		(5,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Net Of Tax			1,000,000		2,000,000				1,000,000		1,000,000																																																																																		1,000,000		1,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax			(330,000,000)		(369,000,000)				(10,000,000)		(10,000,000)																																																																								(22,000,000)	(25,000,000)									(22,000,000)		(25,000,000)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes In Net Gain (Loss) From Cash Flow Hedges Effect, Income Tax Expense (Benefit)			(12,000,000)		(3,000,000)																																																																																								(12,000,000)		(14,000,000)
Accumulated Other Comprehensive Income (Loss), Available For Sale Securities Adjustment, Income Tax Expense (Benefit)			1,000,000		3,000,000
Accumulated Other Comprehensive Income (Loss), Unamortized Net Actuarial Gain (Loss), Income Tax Expense (Benefit)			(60,000,000)		(70,000,000)				(8,000,000)		(7,000,000)																																																																																		(4,000,000)		(4,000,000)
Accumulated Other Comprehensive Income (Loss), Unamortized Prior Service Credit (Cost), Income Tax Expense (Benefit)			1,000,000		1,000,000				1,000,000		1,000,000																																																																																		1,000,000		1,000,000
Accumulated Other Comprehensive Income (Loss), Income Tax Expense (Benefit)			(70,000,000)		(69,000,000)				(7,000,000)		(6,000,000)																																																																																		(15,000,000)		(17,000,000)
Revenues Disclosure [Abstract]
Natural gas revenues			4,291,000,000	[15]	3,801,000,000	[15]	5,419,000,000	[15]
Electric revenues			2,528,000,000	[15]	2,419,000,000	[15]	2,553,000,000	[15]
Total Sempra Utilities Revenues at Sempra Energy Consolidated			6,819,000,000		6,220,000,000		7,972,000,000
Foreign Currency Translation [Line Items]
Equity Method Investment, Functional Currency To Reporting Currency Adjustment																																																																																																																																																																																																																																													34,000,000	85,000,000	(101,000,000)	5,000,000	13,000,000	(7,000,000)	(8,000,000)
Foreign Currency Transaction Gain (Loss), before Tax			4,000,000		3,000,000		(2,000,000)
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current									12,000,000		8,000,000																																																														2,000,000			11,000,000	3,000,000	1,000,000	3,000,000				68,000,000	12,000,000			60,000,000	7,000,000			8,000,000	5,000,000	63,000,000		6,000,000																																											60,000,000		6,000,000				3,000,000																																																																																																				28,000,000
Due to affiliate, current																																																																										16,000,000									96,000,000	87,000,000					11,000,000	3,000,000	85,000,000	84,000,000																																																		11,000,000	3,000,000
Income taxes due from (to) Sempra Energy																																																																									37,000,000 [16]	25,000,000	[16]												6,000,000	2,000,000																																																		(3,000,000)	[16]	2,000,000	[16]
Due from affiliate, noncurrent																																																																									2,000,000														502,000,000	513,000,000
Interest rate on due from affiliate																																																																									0.13%														0.20%																																																																																																																																																													7.30%
Revenues from unconsolidated affiliates									8,000,000		8,000,000		11,000,000																																																																																44,000,000		43,000,000		36,000,000																																																																																																																																																				55,000,000
Transactions With Joint Venture [Line Items]
Revenues from transactions with RBS Sempra Commodities			280,000,000		87,000,000		76,000,000	[17]																																																																																																																																																													14,000,000	13,000,000	12,000,000	[17]			19,000,000	11,000,000	31,000,000	[17]		3,000,000			247,000,000	60,000,000	33,000,000	[17]
Cost of natural gas from transactions with RBS Sempra Commodities			409,000,000		110,000,000		56,000,000	[17]																																																																																																																																																											3,000,000	4,000,000	36,000,000	19,000,000	22,000,000	[17]			87,000,000	1,000,000			28,000,000	25,000,000	34,000,000	[17]	255,000,000	61,000,000
Fixed-price contracts and other derivatives - Net Asset (Liability) - RBS Sempra Commodities			(18,000,000)		(40,000,000)																																																																																																																																																																						17,000,000	7,000,000							(35,000,000)	(47,000,000)
Due to RBS Sempra Commodities			35,000,000		29,000,000																																																																																																																																																																				11,000,000		11,000,000	13,000,000				3,000,000			13,000,000	13,000,000
Due from RBS Sempra Commodities			34,000,000		41,000,000																																																																																																																																																																3,000,000					1,000,000	13,000,000	22,000,000							13,000,000	15,000,000			5,000,000	3,000,000
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency																																																																																													28,000,000
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net			$ 140,000,000		$ 149,000,000		$ (109,000,000)		$ 10,000,000		$ 64,000,000		$ (29,000,000)																								$ 43,000,000	$ 29,000,000	$ 27,000,000	$ 5,000,000	$ (5,000,000)	$ (34,000,000)	[18]	$ 27,000,000	[18]	$ (54,000,000)	[18]	$ 1,000,000	$ 3,000,000	$ 3,000,000																																	$ 12,000,000	$ 4,000,000	$ 2,000,000	$ (3,000,000)							$ 12,000,000		$ 7,000,000		$ 2,000,000																				$ 14,000,000	$ 10,000,000	$ 8,000,000	$ 1,000,000	$ (1,000,000)	$ (4,000,000)	$ (3,000,000)	$ (2,000,000)	$ (2,000,000)																																																																																																																									$ 57,000,000	$ 39,000,000	$ 35,000,000	$ 1,000,000	$ 4,000,000	$ (9,000,000)	$ 35,000,000	[19]	$ 55,000,000	[19]	$ (53,000,000)	[19]	$ (24,000,000)	[18]	$ 33,000,000	[18]	$ (53,000,000)	[18]	$ (57,000,000)	[20]	$ 71,000,000	[21]	$ 18,000,000	[21]	$ 28,000,000	[21]

[1]	Related to obligations discussed below in "Asset Retirement Obligations."
[2]	Included in Other Current Liabilities.
[3]	Includes capital lease assets of $182 million at December 31, 2010.
[4]	Includes capital lease assets of $26 million and $21 million at December 31, 2010 and 2009, respectively.
[5]	Includes capital lease assets of $33 million and $29 million at December 31, 2010 and 2009, respectively.
[6]	December 31, 2010 balances include $156 million and $137 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively. December 31, 2009 balances include $150 million and $125 million of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively.
[7]	Includes $2 million at both December 31, 2010 and 2009 for PE.
[8]	Estimated useful lives are for land rights.
[9]	Includes accumulated depreciation for assets under capital lease of $7 million and $1 million at December 31, 2010 and 2009, respectively.
[10]	Includes accumulated depreciation for assets under capital lease of $14 million and $2 million at December 31, 2010 and 2009, respectively.
[11]	December 31, 2010 balances include $9 million and $29 million of accumulated depreciation for utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively. December 31, 2009 balances include $8 million and $24 million of accumulated depreciation for utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Ecogas, respectively.
[12]	Includes amounts associated with Orange Grove Energy L.P. as we discuss above under "Basis of Presentation—Orange Grove Energy L.P."
[13]	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
[14]	The increase in obligations at SoCalGas for revisions to estimated cash flows in 2010 resulted from a decrease in the discount rate from 5.54 percent in 2009 to 5.13 percent in 2010, based on the risk-free rate plus an estimated credit spread.
[15]	Excludes intercompany revenues.
[16]	SDG&E, PE and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies' having always filed a separate return.
[17]	Nine months beginning April 1, 2008, when the partnership was formed.
[18]	Related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.
[19]	Represents investment gains (losses) on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
[20]	The losses for the year ended December 31, 2008 were largely offset by Mexican tax benefits arising from fluctuations in the U.S. dollar/Mexican peso exchange rate and inflation rate.
[21]	The year ended December 31, 2010 includes proceeds from a legal settlement of $48 million, as we discuss in Note 4. The year ended December 31, 2008 includes a $16 million cash payment received for the early termination of a capacity agreement for the Cameron LNG receipt terminal.

RECENT INVESTMENT ACTIVITY (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended
	Apr. 30, 2008	Dec. 31, 2009	Apr. 30, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Apr. 30, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2009 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2008 Mexican Pipeline And Natural Gas Infrastructure [Member]	Oct. 31, 2008 Energy South [Member]	Sep. 30, 2008 Energy South [Member]	Dec. 31, 2010 Bay Gas Storage [Member]	Dec. 31, 2008 Mississippi Hub [Member]	Jun. 30, 2009 Liberty Gas Storage [Member]
Business Acquisition [Line Items]
Business acquisition, Cash paid, net of cash acquired			$ 292,000,000						$ 495,000,000
Acquired percentage interest in joint venture			50.00%	50.00%
Cash consideration (fair value of total consideration)			307,000,000	307,000,000
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net [Abstract]
Cash			15,000,000	15,000,000					16,000,000
Accounts receivable			4,000,000	4,000,000
Investment in equity method investee			256,000,000	256,000,000
Property, plant & equipment			25,000,000	25,000,000
Other liabilities			(11,000,000)	(11,000,000)
Total identifiable net assets			289,000,000	289,000,000
Goodwill			18,000,000 [1]	18,000,000 [1]
Acquisition-related costs (included in Other Operation and Maintenance expense in the Condensed Consolidated Statements of Operations for the nine months ended September 30, 2010)						1,000,000
Revenue of acquiree since acquisition date					6,000,000
Earnings of acquiree since acquisition date					21,000,000
Pro forma revenue of acquiree				3,000,000			10,000,000	11,000,000		113,000,000
Pro forma earnings of acquiree				7,000,000			24,000,000	27,000,000		6,000,000
Noncontrolling Interest [Line Items]
Ownership percentage in less than wholly-owned subsidiary											91.00%	60.00%	75.00%
Ownership percentage of noncontrolling interest in less than wholly-owned subsidiary												40.00%	25.00%
Purchase of noncontrolling interest		(94,000,000)
Initial equity contribution to RBS Sempra Commodities	1,600,000,000
Initial equity contribution by RBS to RBS Sempra Commodities	1,665,000,000
Proceeds from sale of commodities-marketing businesses to RBS Sempra Commodities	1,200,000,000
After-tax gain on sale of commodities-marketing businesses to RBS Sempra Commodities	$ 67,000,000

[1]	The goodwill, which represents the residual of the consideration paid over the identifiable net assets, is assigned to the Sempra Pipelines & Storage segment and is attributed to the strategic value of the transaction. None of the goodwill recorded is deductible in Mexico for income tax purposes.

INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended												12 Months Ended																																			1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended																				1 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2010 R B S Sempra Commodities [Member]		Dec. 31, 2009 R B S Sempra Commodities [Member]		Dec. 31, 2008 R B S Sempra Commodities [Member]		Dec. 31, 2010 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2009 Other Equity Method Investments And Other Investments [Member]	Dec. 31, 2010 Other Equity Method Investments [Member]		Dec. 31, 2009 Other Equity Method Investments [Member]		Dec. 31, 2008 Other Equity Method Investments [Member]		Dec. 31, 2010 Sodigas Pampeana And Sodigas Sur [Member]		Dec. 31, 2009 Sodigas Pampeana And Sodigas Sur [Member]		Dec. 31, 2008 Sodigas Pampeana And Sodigas Sur [Member]		Dec. 31, 2010 Other Nonsignificant Equity Method Investments [Member]	Dec. 31, 2009 Other Nonsignificant Equity Method Investments [Member]	Dec. 31, 2008 Other Nonsignificant Equity Method Investments [Member]	Dec. 31, 2010 Chilquinta Energia [Member]		Dec. 31, 2009 Chilquinta Energia [Member]		Dec. 31, 2008 Chilquinta Energia [Member]		Dec. 31, 2010 Luz Del Sur [Member]		Dec. 31, 2009 Luz Del Sur [Member]		Dec. 31, 2008 Luz Del Sur [Member]		Dec. 31, 2010 Rockies Express [Member]		Dec. 31, 2009 Rockies Express [Member]		Dec. 31, 2008 Rockies Express [Member]		Dec. 31, 2010 Gasoductos De Chihuahua [Member]		Aug. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2010 Fowler Ridge I I Wind Farm [Member]		Dec. 31, 2009 Fowler Ridge I I Wind Farm [Member]		Dec. 31, 2010 Cedar Creek I I Wind Farm [Member]	Nov. 30, 2010 Cedar Creek I I Wind Farm [Member]	Dec. 31, 2010 Elk Hills Power [Member]		Dec. 31, 2009 Elk Hills Power [Member]		Dec. 31, 2008 Elk Hills Power [Member]		Dec. 31, 2010 Housing Partnerships [Member]		Dec. 31, 2009 Housing Partnerships [Member]		Dec. 31, 2008 Housing Partnerships [Member]		Dec. 31, 2008 Sempra Commodities Investments [Member]		Dec. 31, 2010 Cost Method Housing Partnerships [Member]	Dec. 31, 2009 Cost Method Housing Partnerships [Member]	Dec. 31, 2010 Other Investments [Member]		Dec. 31, 2009 Other Investments [Member]		Jul. 31, 2010 Sale Of European Natural Gas And Power Businesses [Member]	Apr. 30, 2010 Sale Of European Natural Gas And Power Businesses [Member]	Nov. 30, 2010 Sale Of U S Retail Commodity Marketing Business [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments								$ 787,000,000		$ 2,172,000,000				$ 2,164,000,000	$ 2,151,000,000	$ 1,978,000,000		$ 1,884,000,000													$ 432,000,000		$ 373,000,000				$ 216,000,000		$ 206,000,000				$ 854,000,000		$ 850,000,000				$ 275,000,000			$ 72,000,000		$ 236,000,000		$ 113,000,000				$ 198,000,000				$ 16,000,000		$ 21,000,000						$ 12,000,000	$ 12,000,000	$ 174,000,000	[1]	$ 255,000,000	[1]
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Before Tax								(314,000,000)	[2]	463,000,000	[2]	383,000,000	[2]			22,000,000	[2]	36,000,000	[2]	37,000,000	[2]																						43,000,000	[2]	50,000,000	[2]	43,000,000	[2]				1,000,000	[2]	1,000,000	[2]			(13,000,000)	[2]	(3,000,000)	[2]	8,000,000	[2]	(9,000,000)	[2]	(12,000,000)	[2]	(14,000,000)	[2]
Income (Loss) From Equity Method Investments, Earnings (Losses) Recorded Net Of Tax																49,000,000	[3]	68,000,000	[3]	63,000,000	[3]	(44,000,000)	[3]	7,000,000	[3]	1,000,000	[3]				33,000,000	[3]	23,000,000	[3]	28,000,000	[3]	41,000,000	[3]	38,000,000	[3]	31,000,000	[3]							19,000,000	[3]																				3,000,000	[3]
Ownership percentage in equity method investee																						43.00%									50.00%						38.00%						25.00%						50.00%									50.00%
Ownership percentage of minority partner in equity method investee																																											25.00%
Ownership percentage of operating partner in equity method investee																																											50.00%
Equity Method Investment, Net Sales Proceeds																																																										179,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal																																																										(10,000,000)
Contributions to equity method investees																																											65,000,000		625,000,000		150,000,000							235,000,000			209,000,000
Proceeds from return of capital																																																			180,000,000					96,000,000
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Equity Method Investment, Summarized Financial Information, Net Sales or Gross Revenue								1,028,000,000		2,179,000,000		2,051,000,000										263,000,000		241,000,000		232,000,000		1,566,000,000	1,192,000,000	1,852,000,000
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)								553,000,000		1,461,000,000		1,370,000,000										118,000,000		100,000,000		110,000,000		611,000,000	429,000,000	487,000,000
Equity Method Investment, Summarized Financial Information, Income From Operations																						6,000,000		30,000,000		12,000,000		326,000,000	194,000,000	234,000,000
Equity Method Investment, Summarized Financial Information, Gain (Loss) On Sale Of Assets																						1,000,000		1,000,000		1,000,000		1,000,000		(46,000,000)
Equity Method Investment, Summarized Financial Information, Net Income (Loss)								(169,000,000)		639,000,000		592,000,000										(2,000,000)		20,000,000		4,000,000		258,000,000	173,000,000	171,000,000
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Equity Method Investment, Summarized Financial Information, Current Assets								4,522,000,000		7,272,000,000												71,000,000		75,000,000				1,301,000,000	1,056,000,000
Equity Method Investment, Summarized Financial Information, Noncurrent Assets								27,000,000		521,000,000												276,000,000		294,000,000				3,987,000,000	3,395,000,000
Equity Method Investment, Summarized Financial Information, Liabilities [Abstract]
Equity Method Investment, Summarized Financial Information, Current Liabilities								2,898,000,000		4,074,000,000												158,000,000		169,000,000				346,000,000	405,000,000
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities																						25,000,000		26,000,000				1,433,000,000	625,000,000
Equity Method Investment, Summarized Financial Information Members' Capital [Abstract]
Equity Method Investment, Summarized Financial Information, Members' Capital								1,651,000,000		3,719,000,000
Undistributed Earnings, Equity Method Investments	570,000,000			570,000,000	692,000,000
Equity Method Goodwill, Excluding Foreign Currency Translation Adjustments	317,000,000			317,000,000	254,000,000
Equity Method Goodwill, Including Foreign Currency Translation Adjustments	333,000,000			333,000,000	253,000,000
Equity Method Goodwill, RBS Sempra Commodities					252,000,000
Investment In Bonds Related Party Historical Cost	50,000,000			50,000,000
Investment In Bonds Related Party Carrying Value	57,000,000			57,000,000	51,000,000
Investment In Bonds Related Party Rate				2.75%
Equity Method Investment, Cumulative Foreign Currency Translation Adjustments	270,000,000			270,000,000
Unrecorded arbitration award related to Argentine investments	172,000,000			172,000,000
Litigation Settlement, Gross				48,000,000
Loss on impairment of investment in Argentine companies	20,000,000	24,000,000					221,000,000
Equity Method Investment, Other Than Temporary Impairment, Related Tax Benefit	15,000,000
Investment In Joint Venture Disclosure [Abstract]
Preferred return on capital to Sempra Energy			15.00%
Preferred return on capital to RBS			15.00%
Sempra Energy share of first tranche of RBS Sempra Commodities partnership income			70.00%
RBS share of first tranche of RBS Sempra Commodities partnership income			30.00%
First tranche of RBS Sempra Commodities partnership income			500,000,000
Sempra Energy share of second tranche of RBS Sempra Commodities partnership income			30.00%
RBS share of second tranche of RBS Sempra Commodities partnership income			70.00%
Pretax equity earnings from RBS Sempra Commodities LLP excluding impairment charge				15,000,000	463,000,000
Pretax equity earnings from RBS Sempra Commodities				(314,000,000)	463,000,000	383,000,000
Distributable income of RBS Sempra Commodities (IFRS basis)				53,000,000	300,000,000
Distributions from RBS Sempra Commodities LLP, operating activities				198,000,000	407,000,000	85,000,000
Joint Venture Sales Of Businesses [Line Items]
Purchase price of businesses sold by RBS Sempra Commodities																																																																														1,600,000,000
Proceeds from sale of businesses by RBS Sempra Commodities																																																																														1,000,000,000
Distributions of partnership income included in proceeds from sale of businesses by RBS Sempra Commodities																																																																															134,000,000
Proceeds from sale of businesses by RBS Sempra Commodities including distributions of partnership income																																																																																318,000,000
Estimated proceeds from sale of RBS Sempra Commodities businesses and related cash distributions, minimum				1,800,000,000
Estimated proceeds from sale of RBS Sempra Commodities businesses and related cash distributions, maximum				1,900,000,000
Estimated proceeds from completed RBS Sempra Commodities sales transactions				1,300,000,000
Estimated distributions of cash, accounts receivable and net margin, minimum				500,000,000
Estimated distributions of cash, accounts receivable and net margin, maximum				600,000,000
Loss on impairment of RBS Sempra Commodities		305,000,000
Loss on impairment of RBS Sempra Commodities, after tax		139,000,000
Investment in RBS Sempra Commodities LLP	$ 787,000,000			$ 787,000,000	$ 2,172,000,000

[1]	Other includes Sempra Pipelines & Storage’s investments in bonds, which include $57 million and $51 million in Chilquinta Energía S.A. bonds at December 31, 2010 and 2009, respectively (discussed below); $117 million and $75 million in industrial development bonds at Mississippi Hub at December 31, 2010 and 2009, respectively (discussed in Note 5); and $128 million in industrial development bonds at Liberty Gas Storage at December 31, 2009, which were redeemed in 2010.
[2]	Equity in earnings of unconsolidated subsidiaries that is recorded before income tax is reported in Equity Earnings (Losses) – RBS Sempra Commodities LLP and in Equity Earnings (Losses) – Other on the Consolidated Statements of Operations. Certain operations within RBS Sempra Commodities are recorded net of income taxes paid by the partnership.
[3]	Equity in earnings of unconsolidated subsidiaries that is recorded net of income tax is reported in Equity Earnings, Net of Income Tax, on the Consolidated Statements of Operations.

DEBT AND CREDIT FACILITIES (Details) (USD $)	12 Months Ended					24 Months Ended		36 Months Ended																																																																																																																																																																	1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2010		Dec. 31, 2010		Apr. 30, 2008	Dec. 31, 2010 Line Of Credit Facility, Sempra Energy [Member]	Dec. 31, 2010 Line Of Credit Facility, Sempra Global [Member]	Dec. 31, 2010 Line Of Credit Facility, Sempra Utilities Combined [Member]	Dec. 31, 2010 Line Of Credit Facility, S D G E [Member]	Dec. 31, 2010 Line Of Credit Facility, So Cal Gas [Member]	Dec. 31, 2010 Rockies Express [Member]	Mar. 31, 2010 Rockies Express [Member]	Aug. 31, 2010 Fowler Ridge I I Wind Farm [Member]	Dec. 31, 2010 First Mortgage Bonds [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 First Mortgage Bonds [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 First Mortgage Bonds [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 First Mortgage Bonds [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 First Mortgage Bonds [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 First Mortgage Bonds [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 First Mortgage Bonds, Payable 2011 Through 2017 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 First Mortgage Bonds, Payable 2011 Through 2017 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 First Mortgage Bonds, Payable 2011 Through 2022 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 First Mortgage Bonds, Payable 2011 Through 2022 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 First Mortgage Bonds, Payable 2011 Through 2023 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 First Mortgage Bonds, Payable 2011 Through 2023 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 First Mortgage Bonds, January 2011 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 First Mortgage Bonds, January 2011 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 First Mortgage Bonds, Due January 2011 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 First Mortgage Bonds, Due January 2011 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 First Mortgage Bonds, Due October 2012 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 First Mortgage Bonds, Due October 2012 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 First Mortgage Bonds, Due March 2014 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 First Mortgage Bonds, Due March 2014 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 First Mortgage Bonds, Due June 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 First Mortgage Bonds, Due June 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 First Mortgage Bonds, Due November 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 First Mortgage Bonds, Due November 2015 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 First Mortgage Bonds, Due April 2018 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 First Mortgage Bonds, Due April 2018 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 First Mortgage Bonds, Due July 2018 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2009 First Mortgage Bonds, Due July 2018 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2010 First Mortgage Bonds, Due June 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2009 First Mortgage Bonds, Due June 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2010 First Mortgage Bonds, Due June 2026 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 First Mortgage Bonds, Due June 2026 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 First Mortgage Bonds, Due December 2027 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2009 First Mortgage Bonds, Due December 2027 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2010 First Mortgage Bonds, Due January And February 2034 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2009 First Mortgage Bonds, Due January And February 2034 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2010 First Mortgage Bonds, Due May 2035 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 First Mortgage Bonds, Due May 2035 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 First Mortgage Bonds, Due November 2035 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 First Mortgage Bonds, Due November 2035 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 First Mortgage Bonds, Due September 2037 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 First Mortgage Bonds, Due September 2037 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 First Mortgage Bonds, Due June 2039 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 First Mortgage Bonds, Due June 2039 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 First Mortgage Bonds, Due May 2039 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2009 First Mortgage Bonds, Due May 2039 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2010 First Mortgage Bonds, Due May 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 First Mortgage Bonds, Due August 2040 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 First Mortgage Bonds, Due November 2040 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 Other Long-term Debt [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 Other Long-term Debt [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 Other Long-term Debt [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 Other Long-term Debt [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 Other Long-term Debt [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Commercial Paper [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Other Long-term Debt, Due March 2010 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Due March 2010 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Variable Rate Notes Due March 2010 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Other Long-term Debt, Payable 2011 Through 2013 [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2009 Other Long-term Debt, Payable 2011 Through 2013 [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2010 Other Long-term Debt, Payable 2011 Through 2017 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Payable 2011 Through 2017 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Other Long-term Debt, Due February 2013 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Due February 2013 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Other Long-term Debt, Due November 2013 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Due November 2013 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Other Long-term Debt, Due June 2014 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 Other Long-term Debt, Due June 2014 [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 Other Long-term Debt, Due May 2016 [Member] Debt Instrument, So Cal Gas [Member]		Dec. 31, 2009 Other Long-term Debt, Due May 2016 [Member] Debt Instrument, So Cal Gas [Member]		Dec. 31, 2010 Other Long-term Debt, Due June 2016 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Due June 2016 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Other Long-term Debt, Due June 2018 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Due June 2018 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Other Long-term Debt, Due February 2019 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Due February 2019 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Other Long-term Debt, Due July 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2009 Other Long-term Debt, Due July 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2010 Other Long-term Debt, Due December 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2009 Other Long-term Debt, Due December 2021 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2010 Other Long-term Debt, Due December 2021 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Due December 2021 [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2010 Other Long-term Debt, Due March 2023 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2009 Other Long-term Debt, Due March 2023 [Member] Debt Instrument, S D G E [Member]		Dec. 31, 2010 Other Long-term Debt, Due July 2024 [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2009 Other Long-term Debt, Due July 2024 [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2010 Other Long-term Debt, Due January 2028 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 Other Long-term Debt, Due January 2028 [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 Other Long-term Debt, Due October 2039 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Due October 2039 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Bonds, Due On Demand [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2009 Employee Stock Ownership Plan Bonds, Due On Demand [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2010 Employee Stock Ownership Plan Bonds, Due November 2014 [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Bonds, Due November 2014 [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2010 Industrial Development Bonds, Due August 2037 [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2009 Industrial Development Bonds, Due August 2037 [Member] Debt Instrument, Other Sempra Energy [Member]		Dec. 31, 2010 Otay Mesa Energy Center Loan [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 Otay Mesa Energy Center Loan [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 Orange Grove Energy Project Financing [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 Other Long-term Debt, Other Debt [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Other Long-term Debt, Other Debt [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Capital Lease Obligations, Purchased Power Agreements [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 Capital Lease Obligations, Other [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2009 Capital Lease Obligations, Other [Member] Debt Instrument, S D G E [Member]	Dec. 31, 2010 Capital Lease Obligations, Other [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 Capital Lease Obligations, Other [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 Market Value Adjustment For Interest Rate Swap [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 Market Value Adjustment For Interest Rate Swap [Member] Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 Market Value Adjustment For Interest Rate Swap [Member] Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Debt Instrument, S D G E [Member]	Dec. 31, 2009 Debt Instrument, S D G E [Member]	Dec. 31, 2010 Debt Instrument, So Cal Gas [Member]	Dec. 31, 2009 Debt Instrument, So Cal Gas [Member]	Dec. 31, 2010 Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2009 Debt Instrument, Other Sempra Energy [Member]	Dec. 31, 2010 Schedule Of Long-term Debt Maturities, S D G E [Member]		Dec. 31, 2010 Schedule Of Long-term Debt Maturities, So Cal Gas [Member]		Dec. 31, 2010 Schedule Of Long-term Debt Maturities, Other Sempra Energy [Member]		Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Industrial Development Bonds, Maturing 2018 [Member]	Jun. 30, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Industrial Development Bonds, Maturing 2034 [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Industrial Development Bonds, Maturing 2039 [Member]	Dec. 31, 2010 Pacific Enterprises [Member]	Dec. 31, 2009 Pacific Enterprises [Member]	Dec. 31, 2010 Southern California Gas Company [Member]	Dec. 31, 2009 Southern California Gas Company [Member]	Dec. 31, 2010 Schedule Of Callable Long-term Debt, S D G E [Member]	Dec. 31, 2010 Schedule Of Callable Long-term Debt, So Cal Gas [Member]	Dec. 31, 2010 Schedule Of Callable Long-term Debt, Other Sempra Energy [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 3,800,000,000					$ 3,800,000,000		$ 3,800,000,000			$ 1,000,000,000	$ 2,000,000,000	$ 800,000,000	$ 600,000,000	$ 600,000,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization											65.00%	65.00%	65.00%
Committed lines of credit, actual ratio of indebtedness to total capitalization											49.10%			48.50%	44.70%
Committed lines of credit, remaining borrowing capacity	2,600,000,000					2,600,000,000		2,600,000,000						363,000,000	563,000,000
Committed lines of credit, increase (decrease) in maximum borrowing capacity under new facility	(500,000,000)					(500,000,000)		(500,000,000)
Committed lines of credit, capacity for issuance of letters of credit											400,000,000		200,000,000
Outstanding commercial paper supported by committed lines of credit												958,000,000
Other instruments supported by committed lines of credit												32,000,000		237,000,000
Weighted average interest rate on total short-term debt outstanding	0.46%		0.79%			0.46%		0.46%
Guarantees [Abstract]
Fair value of indemnity of certain litigation and tax liabilities related to businesses purchased by RBS Sempra Commodities										5,000,000
Net trading liabilities of RBS Sempra Commodities supported by Sempra Energy's guarantees	462,000,000					462,000,000		462,000,000
Schedule Of Equity Method And Other Investments [Line Items]
Revolving credit facility, maximum borrowing capacity																200,000,000	2,000,000,000
Long-term debt outstanding																	1,700,000,000	348,000,000
Liability for guarantee obligation associated with cash flow requirements																		9,000,000
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding																			2,686,000,000	1,936,000,000	1,550,000,000	1,250,000,000	20,000,000	22,000,000	7,000,000	8,000,000	8,000,000	8,000,000	5,000,000	6,000,000	150,000,000	150,000,000	100,000,000	100,000,000	250,000,000	250,000,000	250,000,000	250,000,000	14,000,000	14,000,000	250,000,000	250,000,000	250,000,000	250,000,000	161,000,000	[1]	161,000,000	[1]	60,000,000	[1]	60,000,000	[1]	250,000,000	250,000,000	150,000,000	[1]	150,000,000	[1]	176,000,000	[1]	176,000,000	[1]	250,000,000	250,000,000	250,000,000	250,000,000	250,000,000	250,000,000	300,000,000	300,000,000	75,000,000	[1]	75,000,000	[1]	250,000,000	500,000,000	300,000,000					4,239,000,000	4,060,000,000			200,000,000	300,000,000	52,000,000	[1]	50,000,000	[1]	32,000,000	36,000,000	400,000,000	400,000,000	250,000,000	250,000,000	130,000,000	130,000,000	8,000,000	[1]	8,000,000	[1]	750,000,000	750,000,000	500,000,000	500,000,000	500,000,000	500,000,000	39,000,000	[1]	39,000,000	[1]	60,000,000	[1]	60,000,000	[1]		128,000,000	[1]	25,000,000	[1]	25,000,000	[1]	117,000,000	[1]	75,000,000	[1]	5,000,000	5,000,000	750,000,000	750,000,000	32,000,000	[1]	7,000,000	[1]		50,000,000	[1]	55,000,000	[1]	55,000,000	[1]	365,000,000	375,000,000	87,000,000	1,000,000	2,000,000	182,000,000	20,000,000	20,000,000
Debt Instrument, Interest Rate, Stated Percentage																									6.90%		8.75%		7.48%				4.38%		4.80%		5.50%		6.80%		5.30%		5.45%						5.85%				6.00%		5.00%				5.88%				5.35%		5.75%		6.13%		6.00%						5.35%	4.50%	5.13%								7.95%							8.45%		6.00%		8.90%		5.90%		4.75%				6.50%		6.15%		9.80%		5.30%				5.50%				6.30%			4.90%				4.50%				5.67%		6.00%						5.78%
Debt Instrument, Interest Rate at Period End																															0.26%														0.33%																										0.32%													0.46%																																																	0.63%							4.00%				5.29%
Long-term Commercial Paper, Noncurrent																																																																																				800,000,000
Capital Lease Obligations																																																																																																																																																								19,000,000	26,000,000
Long Term Debt And Capital Lease Obligations, Including Current Portion																																																																														821,000,000	736,000,000	35,000,000	46,000,000																																																																												3,507,000,000	2,672,000,000	1,585,000,000	1,296,000,000	4,259,000,000	4,082,000,000
Current portion of long-term debt	(349,000,000)		(573,000,000)			(349,000,000)		(349,000,000)																																																																																																																																																					19,000,000	45,000,000	262,000,000	11,000,000	68,000,000	517,000,000								(45,000,000)		(19,000,000)				(262,000,000)	(11,000,000)	(262,000,000)	(11,000,000)
Debt Instrument, Unamortized Discount																																																																																																																																																													9,000,000	4,000,000	3,000,000	2,000,000	10,000,000	11,000,000
Market Value Adjustment For Interest Rate Swap																																																																																																																																																										3,000,000	7,000,000	7,000,000
Long-term debt	8,980,000,000		7,460,000,000			8,980,000,000		8,980,000,000																																																																																																																																																					3,479,000,000	2,623,000,000	1,320,000,000	1,283,000,000	4,181,000,000	3,554,000,000								2,623,000,000		3,479,000,000				1,320,000,000	1,283,000,000	1,320,000,000	1,283,000,000
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	328,000,000	[2]				328,000,000	[2]	328,000,000	[2]																																																																																																																																																										10,000,000	[2]	250,000,000	[2]	68,000,000	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Two	273,000,000	[2]				273,000,000	[2]	273,000,000	[2]																																																																																																																																																										10,000,000	[2]	250,000,000	[2]	13,000,000	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Three	683,000,000	[2]				683,000,000	[2]	683,000,000	[2]																																																																																																																																																										10,000,000	[2]			673,000,000	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Four	397,000,000	[2]				397,000,000	[2]	397,000,000	[2]																																																																																																																																																										140,000,000	[2]	250,000,000	[2]	7,000,000	[2]
Long-term Debt, Maturities, Repayments of Principal in Year Five	281,000,000	[2]				281,000,000	[2]	281,000,000	[2]																																																																																																																																																										274,000,000	[2]			7,000,000	[2]
Long-term Debt, Maturities, Repayments of Principal after Year Five	7,165,000,000	[2]				7,165,000,000	[2]	7,165,000,000	[2]																																																																																																																																																										2,861,000,000	[2]	813,000,000	[2]	3,491,000,000	[2]
Long-term Debt Maturities, Total Repayments Of Principal	9,127,000,000	[2]				9,127,000,000	[2]	9,127,000,000	[2]																																																																																																																																																										3,305,000,000	[2]	1,563,000,000	[2]	4,259,000,000	[2]
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	4,300,000,000					4,300,000,000		4,300,000,000																																																																																																																																																																				254,000,000						13,000,000
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	477,000,000					477,000,000		477,000,000																																																																																																																																																																												221,000,000		256,000,000
Long-term Debt Callable In Year Three	45,000,000					45,000,000		45,000,000																																																																																																																																																																												45,000,000
Long-term Debt Callable In Year Four	124,000,000					124,000,000		124,000,000																																																																																																																																																																												124,000,000
Long-term Debt Callable In Year Five	105,000,000					105,000,000		105,000,000																																																																																																																																																																												105,000,000
Long-term Debt Callable After Year Five	259,000,000					259,000,000		259,000,000																																																																																																																																																																												251,000,000	8,000,000
Callable Long-term Debt	1,010,000,000					1,010,000,000		1,010,000,000																																																																																																																																																																												746,000,000	8,000,000	256,000,000
Callable Long term Debt Subject To Make Whole Provisions	6,802,000,000					6,802,000,000		6,802,000,000																																																																																																																																																																												2,050,000,000	1,550,000,000	3,202,000,000
First Mortgage Bonds [Line Items]
First Mortgage Bonds, Amount Available For Future Issuance																																																																																																																																																																												2,800,000,000						390,000,000
Industrial Development Bonds [Line Items]
Payments To Acquire Industrial Development Bonds	42,000,000		75,000,000	413,000,000	128,000,000	117,000,000																																																																																																																																																																					488,000,000
Proceeds From Sale Of Industrial Development Bonds																																																																																																																																																																										152,000,000	228,000,000
Proceeds From Remarketing Of Industrial Development Bonds																																																																																																																																																																									237,000,000				161,000,000	176,000,000	75,000,000
Industrial Development Bonds, Interest Rate, Stated Percentage	4.50%					4.50%		4.50%																																																																																																																																																																					1.00%	5.88%	0.65%
Maximum Long-term Debt Available, Industrial Development Bonds	265,000,000					265,000,000		265,000,000
ESOP Debt, Amount repriced weekly	32,000,000					32,000,000		32,000,000
ESOP Debt, Principal Repayments								51,000,000
Shares Held In Employee Stock Ownership Plan, Released	363,733		309,023	310,850				983,606
ESOP Debt, Interest Expense	2,000,000		3,000,000	4,000,000
ESOP Debt, Dividends used for debt service	$ 1,000,000		$ 2,000,000	$ 2,000,000

[1]	Callable long-term debt.
[2]	Excludes capital lease obligations and market value adjustments for interest rate swaps.

FACILITIES UNDER JOINT OWNERSHIP (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2010
Jointly Owned Utility Plant Interests [Line Items]
Asset Retirement Obligation, Nuclear Power Plant	$ 492,000,000
Utility Share Of Nuclear Decommissioning Costs					768,000,000
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	514,000,000		485,000,000
Gross unrealized gains	261,000,000		204,000,000
Gross unrealized losses	(6,000,000)		(11,000,000)
Estimated fair value	769,000,000		678,000,000
Proceeds from sales	351,000,000		224,000,000	458,000,000
Gross realized gains	11,000,000		6,000,000	18,000,000
Gross realized losses	(11,000,000)		(33,000,000)	(40,000,000)
Jointly Owned Nuclear Power Plant [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	20.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	212,000,000
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	38,000,000
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	177,000,000
Jointly Owned Electricity Transmission and Distribution System [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	91.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	321,000,000
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	187,000,000
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	18,000,000
Total Debt Securities
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	285,000,000		238,000,000
Gross unrealized gains	19,000,000		16,000,000
Gross unrealized losses	(5,000,000)		(6,000,000)
Estimated fair value	299,000,000		248,000,000
Debt Securities Issued By The U.S. Treasury And Other U.S. Government Corporations And Agencies
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	162,000,000	[1]	141,000,000
Gross unrealized gains	14,000,000	[1]	12,000,000
Gross unrealized losses	(2,000,000)	[1]	(3,000,000)
Estimated fair value	174,000,000	[1]	150,000,000
Municipal Bonds
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	101,000,000	[2]	85,000,000
Gross unrealized gains	2,000,000	[2]	3,000,000
Gross unrealized losses	(3,000,000)	[2]	(3,000,000)
Estimated fair value	100,000,000	[2]	85,000,000
Other Debt Securities
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	22,000,000	[3]	12,000,000
Gross unrealized gains	3,000,000	[3]	1,000,000
Estimated fair value	25,000,000	[3]	13,000,000
Equity Securities
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	219,000,000		238,000,000
Gross unrealized gains	242,000,000		188,000,000
Gross unrealized losses	(1,000,000)		(5,000,000)
Estimated fair value	460,000,000		421,000,000
Cash And Cash Equivalents
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	10,000,000		9,000,000
Estimated fair value	$ 10,000,000		$ 9,000,000

[1]	Maturity dates are 2011-2040.
[2]	Maturity dates are 2012-2057.
[3]	Maturity dates are 2011-2049.

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	$ 35.00%	$ 35.00%	$ 35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	6.00%	3.00%	3.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes		3.00%	3.00%
Effective Income Tax Rate Reconciliation, Tax Credits	(7.00%)	(1.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(3.00%)	(1.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(12.00%)	(5.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	(3.00%)	(2.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(2.00%)	(1.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(5.00%)	(3.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Foreign Exchange And Inflation Effects	2.00%	1.00%	(3.00%)
Effective Income Tax Rate Reconciliation, Variable Interest Entities	1.00%	(1.00%)	1.00%
Effective Income Tax Rate Reconciliation, Noncontrolling Interest Income (Expense)		1.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	2.00%
Effective Income Tax Rate Reconciliation, Impairment Equity Method Investment	(2.00%)
Effective Income Tax Rate Reconciliation, Other Adjustments	1.00%
Effective Income Tax Rate, Continuing Operations	13.00%	29.00%	30.00%
Income (Loss) from Continuing Operations before Income Taxes, Domestic	447,000,000	1,007,000,000	1,199,000,000
Income (Loss) from Continuing Operations before Income Taxes, Foreign	339,000,000	469,000,000	244,000,000
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	786,000,000	1,476,000,000	1,443,000,000
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	27,000,000	39,000,000	(10,000,000)
Current State and Local Tax Expense (Benefit)	(3,000,000)	40,000,000	28,000,000
Current Foreign Tax Expense (Benefit)	30,000,000	48,000,000	96,000,000
Current Income Tax Expense (Benefit)	54,000,000	127,000,000	114,000,000
Deferred Federal Income Tax Expense (Benefit)	(11,000,000)	216,000,000	359,000,000
Deferred State and Local Income Tax Expense (Benefit)	36,000,000	24,000,000	29,000,000
Deferred Foreign Income Tax Expense (Benefit)	27,000,000	58,000,000	(59,000,000)
Deferred Income Tax Expense (Benefit)	52,000,000	298,000,000	329,000,000
Investment Tax Credit	(4,000,000)	(3,000,000)	(5,000,000)
Income tax expense (benefit)	102,000,000	422,000,000	438,000,000
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	1,965,000,000	1,528,000,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	535,000,000	501,000,000
Deferred Tax Liabilities, Tax Deferred Income	23,000,000	25,000,000
Deferred Tax Liabilities, Loss On Reacquired Debt	15,000,000	18,000,000
Deferred Tax Liabilities, Property Taxes	38,000,000	34,000,000
Deferred Tax Liabilities, Investment in Noncontrolled Affiliates		85,000,000
Deferred Tax Liabilities, Other	72,000,000	61,000,000
Deferred Tax Liabilities	2,648,000,000	2,252,000,000
Deferred Tax Assets, Tax Credit Carryforwards, General Business	34,000,000	35,000,000
Deferred Tax Assets, Equity Method Losses	3,000,000	3,000,000
Deferred Tax Assets, Operating Loss Carryforwards	40,000,000	21,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	158,000,000	177,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	467,000,000	510,000,000
Deferred Tax Assets, Investment In Noncontrolled Affiliates	83,000,000
Deferred Tax Assets, Other	52,000,000	41,000,000
Deferred Tax Assets, State Income Taxes	73,000,000	50,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	10,000,000	7,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	304,000,000	129,000,000
Deferred Tax Assets, Gross	1,224,000,000	973,000,000
Deferred Tax Assets, Valuation Allowance	62,000,000	29,000,000
Deferred Tax Assets, Net	1,162,000,000	944,000,000
Net deferred income tax liability	1,486,000,000	1,308,000,000
Deferred Tax (Assets) Liabilities, Current, Net	(75,000,000)	(10,000,000)
Deferred Tax (Assets) Liabilities, Noncurrent, Net	1,561,000,000	1,318,000,000
Valuation Allowance [Line Items]
Increase (Decrease) In Valuation Allowance	33,000,000
Operating Loss Carryforwards [Line Items]
Accumulated undistributed earnings of non-U.S. subsidiaries	1,900,000,000
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	94,000,000	104,000,000	131,000,000
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	29,000,000	44,000,000	23,000,000
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	4,000,000	3,000,000	4,000,000
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	5,000,000	15,000,000	4,000,000
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions			5,000,000
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	9,000,000	54,000,000	38,000,000
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	18,000,000	12,000,000	7,000,000
Unrecognized Tax Benefits, Balance as of December 31	97,000,000	94,000,000	104,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	76,000,000	76,000,000	64,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	5,000,000	13,000,000	17,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	(1,000,000)	2,000,000	18,000,000
Unrecognized Tax Benefits, Income Tax Penalties Expense	4,000,000	4,000,000	1,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(41,000,000)	(31,000,000)	(26,000,000)
San Diego Gas and Electric Company and Subsidiary [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	5.00%	4.00%	4.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	4.00%	4.00%	5.00%
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(3.00%)	(2.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	(3.00%)	(1.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(2.00%)	(1.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(2.00%)	(2.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Variable Interest Entities	1.00%	(2.00%)	4.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	1.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(3.00%)	(3.00%)	(2.00%)
Effective Income Tax Rate, Continuing Operations	33.00%	32.00%	36.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	531,000,000	550,000,000	451,000,000
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	69,000,000	70,000,000	25,000,000
Current State and Local Tax Expense (Benefit)	52,000,000	34,000,000	23,000,000
Current Income Tax Expense (Benefit)	121,000,000	104,000,000	48,000,000
Deferred Federal Income Tax Expense (Benefit)	75,000,000	75,000,000	107,000,000
Deferred State and Local Income Tax Expense (Benefit)	(21,000,000)	(2,000,000)	8,000,000
Deferred Income Tax Expense (Benefit)	54,000,000	73,000,000	115,000,000
Investment Tax Credit	(2,000,000)		(2,000,000)
Income tax expense (benefit)	173,000,000	177,000,000	161,000,000
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	982,000,000	737,000,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	230,000,000	190,000,000
Deferred Tax Liabilities, Loss On Reacquired Debt	7,000,000	8,000,000
Deferred Tax Liabilities, Property Taxes	25,000,000	24,000,000
Deferred Tax Liabilities, Other	17,000,000	16,000,000
Deferred Tax Liabilities	1,261,000,000	975,000,000
Deferred Tax Assets, Tax Credit Carryforwards, General Business	17,000,000	18,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	14,000,000	17,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	126,000,000	152,000,000
Deferred Tax Assets, Other	7,000,000	5,000,000
Deferred Tax Assets, State Income Taxes	33,000,000	25,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	192,000,000	25,000,000
Deferred Tax Assets, Net	389,000,000	242,000,000
Net deferred income tax liability	872,000,000	733,000,000
Deferred Tax (Assets) Liabilities, Current, Net	(129,000,000)	(41,000,000)
Deferred Tax (Assets) Liabilities, Noncurrent, Net	1,001,000,000	774,000,000
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	14,000,000	18,000,000	26,000,000
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions		1,000,000	2,000,000
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	3,000,000
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	3,000,000	3,000,000	3,000,000
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions			1,000,000
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	9,000,000	8,000,000	12,000,000
Unrecognized Tax Benefits, Balance as of December 31	5,000,000	14,000,000	18,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	5,000,000	13,000,000	17,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	5,000,000	13,000,000	17,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	(3,000,000)	(2,000,000)	2,000,000
Pacific Enterprises [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	5.00%	6.00%	5.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	4.00%	4.00%	4.00%
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(6.00%)	(6.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	3.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(3.00%)	(4.00%)	(5.00%)
Effective Income Tax Rate, Continuing Operations	38.00%	35.00%	36.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	465,000,000	415,000,000	394,000,000
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	38,000,000	52,000,000	28,000,000
Current State and Local Tax Expense (Benefit)	25,000,000	21,000,000	21,000,000
Current Income Tax Expense (Benefit)	63,000,000	73,000,000	49,000,000
Deferred Federal Income Tax Expense (Benefit)	112,000,000	68,000,000	89,000,000
Deferred State and Local Income Tax Expense (Benefit)	3,000,000	7,000,000	6,000,000
Deferred Income Tax Expense (Benefit)	115,000,000	75,000,000	95,000,000
Investment Tax Credit	(3,000,000)	(3,000,000)	(3,000,000)
Income tax expense (benefit)	175,000,000	145,000,000	141,000,000
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	482,000,000	360,000,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	316,000,000	322,000,000
Deferred Tax Liabilities, Loss On Reacquired Debt	10,000,000	11,000,000
Deferred Tax Liabilities, Property Taxes	14,000,000	12,000,000
Deferred Tax Liabilities	822,000,000	705,000,000
Deferred Tax Assets, Tax Credit Carryforwards, General Business	17,000,000	19,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	41,000,000	50,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	270,000,000	283,000,000
Deferred Tax Assets, Other	14,000,000	15,000,000
Deferred Tax Assets, State Income Taxes	18,000,000	16,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	21,000,000	33,000,000
Deferred Tax Assets, Hedging Transactions	9,000,000	11,000,000
Deferred Tax Assets, Net	390,000,000	427,000,000
Net deferred income tax liability	432,000,000	278,000,000
Deferred Tax (Assets) Liabilities, Current, Net	16,000,000	5,000,000
Deferred Tax (Assets) Liabilities, Noncurrent, Net	416,000,000	273,000,000
Southern California Gas Company [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	5.00%	6.00%	6.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	4.00%	4.00%	4.00%
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(6.00%)	(6.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	3.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(3.00%)	(5.00%)	(6.00%)
Effective Income Tax Rate, Continuing Operations	38.00%	34.00%	36.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	463,000,000	418,000,000	385,000,000
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	43,000,000	52,000,000	31,000,000
Current State and Local Tax Expense (Benefit)	26,000,000	22,000,000	22,000,000
Current Income Tax Expense (Benefit)	69,000,000	74,000,000	53,000,000
Deferred Federal Income Tax Expense (Benefit)	108,000,000	67,000,000	85,000,000
Deferred State and Local Income Tax Expense (Benefit)	2,000,000	6,000,000	5,000,000
Deferred Income Tax Expense (Benefit)	110,000,000	73,000,000	90,000,000
Investment Tax Credit	(3,000,000)	(3,000,000)	(3,000,000)
Income tax expense (benefit)	176,000,000	144,000,000	140,000,000
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	483,000,000	363,000,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	316,000,000	322,000,000
Deferred Tax Liabilities, Loss On Reacquired Debt	10,000,000	11,000,000
Deferred Tax Liabilities, Property Taxes	14,000,000	12,000,000
Deferred Tax Liabilities, Other	(1,000,000)
Deferred Tax Liabilities	822,000,000	708,000,000
Deferred Tax Assets, Tax Credit Carryforwards, General Business	17,000,000	19,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	41,000,000	51,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	272,000,000	285,000,000
Deferred Tax Assets, Other	10,000,000	8,000,000
Deferred Tax Assets, State Income Taxes	18,000,000	16,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	20,000,000	32,000,000
Deferred Tax Assets, Hedging Transactions	9,000,000	11,000,000
Deferred Tax Assets, Net	387,000,000	422,000,000
Net deferred income tax liability	435,000,000	286,000,000
Deferred Tax (Assets) Liabilities, Current, Net	17,000,000	6,000,000
Deferred Tax (Assets) Liabilities, Noncurrent, Net	418,000,000	280,000,000
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	11,000,000	19,000,000	40,000,000
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	5,000,000	1,000,000
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities		1,000,000	21,000,000
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	8,000,000	8,000,000
Unrecognized Tax Benefits, Balance as of December 31	8,000,000	11,000,000	19,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	1,000,000	1,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense		1,000,000	4,000,000
Unrecognized Tax Benefits, Income Tax Penalties Expense		1,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(5,000,000)	(7,000,000)	(6,000,000)
Southern California Gas Company [Member] | Expiration Of Statute Of Limitations [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(5,000,000)	(6,000,000)	(3,000,000)
Southern California Gas Company [Member] | Potential Resolution Of Audit Issues [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		(1,000,000)
Southern California Gas Company [Member] | Federal And State Timing Items Affecting Taxable Income [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			(3,000,000)
Deferred Tax Asset Valuation Allowance, Variable Interest Entities [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	111,000,000
Deferred Tax Asset Valuation Allowance, Foreign Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	18,000,000
Deferred Tax Asset Valuation Allowance, Future Foreign Deductions [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	7,000,000
Deferred Tax Asset Valuation Allowance, Federal State And Local Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	22,000,000
Deferred Tax Asset Valuation Allowance, Future Federal State And Local Deductions [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	15,000,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	45,000,000
Operating Loss Carryforwards, Nonexpiring	15,000,000
Operating Loss Carryforwards, Set To Expire	30,000,000
Mexico [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	121,000,000
Operating Loss Carryforwards, Cumulative Amount Utilized	119,000,000
Federal, State And Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	271,000,000
Expiration Of Statute Of Limitations [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(6,000,000)	(7,000,000)	(6,000,000)
Potential Resolution Of Audit Issues [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(35,000,000)	(24,000,000)	(17,000,000)
Federal And State Timing Items Affecting Taxable Income [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			$ (3,000,000)

EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended							12 Months Ended										12 Months Ended								12 Months Ended				12 Months Ended											12 Months Ended																																						12 Months Ended					12 Months Ended								12 Months Ended																	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Pension Benefits	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Pension Benefits	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Pension Benefits	Dec. 31, 2010 Southern California Gas Company [Member] Pension Benefits	Dec. 31, 2009 Southern California Gas Company [Member] Pension Benefits	Dec. 31, 2008 Southern California Gas Company [Member] Pension Benefits	Dec. 31, 2010 Discount Rate Comparison, Sempra Energy [Member] Pension Benefits	Dec. 31, 2010 Discount Rate Comparison, Sempra Energy Funded Plans [Member] Pension Benefits		Dec. 31, 2010 Discount Rate Comparison, Sempra Energy Unfunded Plans [Member] Pension Benefits		Dec. 31, 2010 Discount Rate Comparison, Energy South [Member] Pension Benefits	Dec. 31, 2010 Discount Rate Comparison, S D G E [Member] Pension Benefits	Dec. 31, 2010 Discount Rate Comparison, So Cal Gas [Member] Pension Benefits	Dec. 31, 2010 Private Equity Funds, S D G E [Member] Pension Benefits	Dec. 31, 2009 Private Equity Funds, S D G E [Member] Pension Benefits	Dec. 31, 2008 Private Equity Funds, S D G E [Member] Pension Benefits	Dec. 31, 2010 Private Equity Funds, So Cal Gas [Member] Pension Benefits	Dec. 31, 2009 Private Equity Funds, So Cal Gas [Member] Pension Benefits	Dec. 31, 2010 Private Equity Funds, All Other Sempra Energy [Member] Pension Benefits	Dec. 31, 2009 Private Equity Funds, All Other Sempra Energy [Member] Pension Benefits	Dec. 31, 2008 Private Equity Funds, All Other Sempra Energy [Member] Pension Benefits	Dec. 31, 2009 Securities Lending Program, S D G E [Member] Pension Benefits	Dec. 31, 2009 Securities Lending Program, So Cal Gas [Member] Pension Benefits	Dec. 31, 2009 Securities Lending Program, All Other Sempra Energy [Member] Pension Benefits	Dec. 31, 2010 Pension Benefits	Dec. 31, 2009 Pension Benefits	Dec. 31, 2008 Pension Benefits	Oct. 31, 2009 Pension Benefits	Dec. 31, 2010 Sempra Energy Pension Plan [Member]		Dec. 31, 2010 Energy South Pension Plan [Member]		Dec. 31, 2009 Energy South Pension Plan [Member]		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Utility Funded Pension Plans [Member]		Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Utility Funded Pension Plans [Member]		Oct. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Utility Funded Pension Plans [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Utility Funded Pension Plans [Member]		Dec. 31, 2009 Southern California Gas Company [Member] Utility Funded Pension Plans [Member]		Dec. 31, 2010 Utility Funded Pension Plans [Member]		Dec. 31, 2009 Utility Funded Pension Plans [Member]		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Utility Unfunded Pension Plans [Member]		Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Utility Unfunded Pension Plans [Member]		Dec. 31, 2010 Southern California Gas Company [Member] Utility Unfunded Pension Plans [Member]		Dec. 31, 2009 Southern California Gas Company [Member] Utility Unfunded Pension Plans [Member]		Dec. 31, 2010 Utility Unfunded Pension Plan For Represented Employees [Member]		Dec. 31, 2009 Utility Unfunded Pension Plan For Represented Employees [Member]		Dec. 31, 2010 All Other Pension Plans [Member]		Dec. 31, 2009 All Other Pension Plans [Member]		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Other Postretirement Benefits	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Other Postretirement Benefits	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Other Postretirement Benefits	Dec. 31, 2010 Southern California Gas Company [Member] Other Postretirement Benefits		Dec. 31, 2009 Southern California Gas Company [Member] Other Postretirement Benefits		Dec. 31, 2008 Southern California Gas Company [Member] Other Postretirement Benefits	Dec. 31, 2010 Discount Rate Comparison, Sempra Energy [Member] Other Postretirement Benefits	Dec. 31, 2010 Discount Rate Comparison, Energy South [Member] Other Postretirement Benefits	Dec. 31, 2010 Discount Rate Comparison, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2010 Discount Rate Comparison, So Cal Gas [Member] Other Postretirement Benefits	Dec. 31, 2010 Private Equity Funds, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2009 Private Equity Funds, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2010 Private Equity Funds, So Cal Gas [Member] Other Postretirement Benefits	Dec. 31, 2009 Private Equity Funds, So Cal Gas [Member] Other Postretirement Benefits	Dec. 31, 2009 Securities Lending Program, S D G E [Member] Other Postretirement Benefits	Dec. 31, 2009 Securities Lending Program, So Cal Gas [Member] Other Postretirement Benefits	Dec. 31, 2009 Securities Lending Program, All Other Sempra Energy [Member] Other Postretirement Benefits	Dec. 31, 2010 Other Postretirement Benefits		Dec. 31, 2009 Other Postretirement Benefits	Dec. 31, 2008 Other Postretirement Benefits	Dec. 31, 2010 Sempra Energy Other Postretirement Benefit Plans [Member]		Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Life Insurance, Health Reimbursement Arrangement Benefits [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Life Insurance, Health Reimbursement Arrangement Benefits [Member]	Dec. 31, 2010 Life Insurance, Health Reimbursement Arrangement Benefits [Member]		Dec. 31, 2009 Life Insurance, Health Reimbursement Arrangement Benefits [Member]		Dec. 31, 2010 Executive Life Plan [Member]		Dec. 31, 2009 Executive Life Plan [Member]		Dec. 31, 2010 Energy South Other Postretirement Benefit Plans [Member]		Dec. 31, 2009 All Other Postretirement Benefit Plans [Member]		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2009 Pacific Enterprises [Member]	Dec. 31, 2010 Pacific Enterprises [Member]	Dec. 31, 2010 Southern California Gas Company [Member]	Dec. 31, 2009 Southern California Gas Company [Member]	Dec. 31, 2008 Southern California Gas Company [Member]
Employee Benefit Plans (Details) [Abstract]
Dedicated Assets Supporting Supplemental Benefit Plans	$ 442		$ 453
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation																														1		3											3			1																																															2	4			6
Defined Benefit Plan, Effect of Plan Amendment on Net Periodic Benefit Cost																																(3)											(3)
Defined Benefit Plan, Effect Of Plan Amendment On Unrecognized Prior Service Cost								(1)																						(1)																																							(2)				(4)																(6)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance				908	814		1,764	1,653																					3,083	2,865																																						160	148		780		748														985		934
Defined Benefit Plan, Service Cost				27	23		46	42																					83	74																																						6	5		18		18														26		26
Defined Benefit Plan, Interest Cost				47	48		98	98																					167	170																																						9	9		46		45														57		56
Defined Benefit Plan, Plan Amendments					3			1																					1	4																																							2				4																6
Defined Benefit Plan, P P A C A Excise Tax																																																																							31	[1]															31	[1]
Defined Benefit Plan, Actuarial Net (Gains) Losses				1	58		(3)	74																						169																																						3	2		77		(1)														81		5
Defined Benefit Plan, Transfers, Benefit Obligation				17	(1)		7	1																																																												2			1
Defined Benefit Plan, Settlements, Benefit Obligation																														(34)
Defined Benefit Plan, Benefits Paid				(51)	(37)		(126)	(105)																					(210)	(165)																																						(5)	(6)		(35)		(36)														(43)		(44)
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received																																																																							2		2														2		2
Defined Benefit Plan, Benefit Obligation, Ending Balance				949	908	814	1,786	1,764	1,653																				3,124	3,083	2,865																																					175	160	148	920		780		748												1,139		985	934
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance				615	480		1,332	1,105																					2,130	1,742																																						81	61		562		471														658		545
Defined Benefit Plan, Actual Return on Plan Assets				79	115		171	255																					275	402																																						7	10		70		99														79		112
Defined Benefit Plan, Contributions by Employer				61	58		71	76																					159	185																																						15	16		35		28														52		45
Defined Benefit Plan, Transfers, Plan Assets				9	(1)		7	1																																																												1
Defined Benefit Plan, Settlements, Plan Assets																														(34)
Defined Benefit Plan, Benefits Paid, Plan Assets	(210)			(51)	(37)		(125)	(105)																						(165)																																						(5)	(6)		(35)		(36)														(43)		(44)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance				713	615	480	1,456	1,332	1,105																				2,354	2,130	1,742																																					99	81	61	632		562		471												746		658	545
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan				(236)	(293)		(330)	(432)																					(770)	(953)																																						(76)	(79)		(288)		(218)														(393)		(327)
Defined Benefit Plan, Amounts Recognized in Balance Sheet				(236)	(293)		(330)	(432)																					(770)	(953)																																						(76)	(79)		(288)		(218)														(393)		(327)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities				(3)	(2)		(5)	(6)																					(57)	(27)																																																									(1)		(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(1,105)		(1,252)	(233)	(291)		(325)	(426)																					(713)	(926)																																						(76)	(79)		(288)		(218)														(392)		(326)																		(309)	(370)		(644)	(613)	(613)	(644)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax				(11)	(11)		(5)	(5)																					(85)	(98)																																																									(3)		(4)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service (Cost) Credit, After Tax				1	1		1	1																					1	2
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax				(10)	(10)		(4)	(4)																					(84)	(96)																																																									(3)		(4)
Defined Benefit Plan, Accumulated Benefit Obligation				935	895		1,623	1,601																					2,933	2,886
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation				917	878		1,755	1,730																					2,880	2,835
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation				906	870		1,594	1,571																					2,702	2,660
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets				713	615		1,456	1,332																					2,354	2,130
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost, Net Periodic Benefit Cost				27	23	22	46	42	40																				83	74	71																																					6	5	5	18		18		17												26		26	24
Defined Benefit Plan, Interest Cost, Net Periodic Benefit Cost				47	48	47	98	98	97																				167	170	166																																					9	9	9	46		45		42												57		56	53
Defined Benefit Plan, Expected Return on Plan Assets				(40)	(32)	(46)	(90)	(94)	(103)																				(143)	(139)	(161)																																					(5)	(3)	(4)	(40)		(41)		(43)												(46)		(45)	(48)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)				1	4	1	2	2	2																				4	7	4																																					4	4	3	(4)		(4)		(4)												(1)		(1)	(1)
Defined Benefit Plan, Amortization of (Gains) Losses				12	16	2	10	1	1																				30	23	8																																								7		3														8		3
Defined Benefit Plan, Regulatory Adjustment				13	2	14	6	28	(36)																				19	28	(22)																																					2	2	2	5		6		5												7		7	7
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Curtailments																																																																																										(3)
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements					2	2		1																						14	8
Defined Benefit Plan, Net Periodic Benefit Cost, Total				60	63	42	72	78	1																				160	177	74																																					16	17	15	32		27		17												51		46	32
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income, Defined Benefit Plan's Net Unamortized Gain (Loss) Arising During Period, before Tax				2	(1)	(4)		1	(1)																				(12)	9	54																																																								(1)		3	1
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax																															3
Other Comprehensive Income, Amortization of Defined Benefit Plan Net Prior Service (Cost) Credit Recognized in Net Periodic Benefit Cost, before Tax																																																																																							1		1	1
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax				(1)	(2)	(2)	(1)	(1)	(1)																				(10)	(8)	(8)
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, Total				1	(3)	(6)	(1)		(2)																				(22)	1	49																																																										4	2
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total				61	60	36	71	78	(1)																				138	178	123																																					16	17	15	32		27		17												51		50	34
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)				1			1																						11
Defined Benefit Plan, Prescription Drug Subsidy [Abstract]
Defined Benefit Plan, Accumulated Benefit Obligation Reduction From Prescription Drug Subsidy				1			4																						5
Defined Benefit Plan, Net Periodic Benefit Cost Reduction From Prescription Drug Subsidy				2			8																						11
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate																													5.61%	5.63%																																																									5.77%		5.86%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase																													4.50%	4.50%																																																																	4.00%	[2]	4.00%	[2]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate				5.40%	6.00%		5.75%	6.00%																									5.60%	[3]	5.95%	[3]	6.10%	[4]																												6.00%	[4]	5.75%	6.10%		5.90%		6.10%																		5.40%	[5]							4.60%	[5]	5.85%	[6]	5.70%	[5]	6.10%	[6]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				7.00%	7.00%		7.00%	7.00%																					7.00%	7.00%																																						6.49%	6.25%		7.00%		7.00%														6.22%		6.19%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase																																																3.50%	[7]	4.00%	[8]	4.50%	[9]	4.50%	[9]	4.50%	[9]	4.50%	[9]	4.50%	[7]	4.50%	[8]								4.00%	[2]	4.00%	[2]																					4.00%	[2]	4.00%	[2]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate Of Compensation Increase, Range, Minimum																																							3.50%	[9]	3.50%	[9]		3.50%	[9]	3.50%	[9]																	3.50%	[7]	3.50%	[8]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate Of Compensation Increase, Range, Maximum																																							8.50%	[9]	8.50%	[9]		8.50%	[9]	8.50%	[9]																	8.50%	[7]	8.50%	[8]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year																																																																																							850.00%		900.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate																																																																																							550.00%		550.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2016																																																																																								2016
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components																																																																				1			10																11
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components																																																																				(1)			(8)																(9)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation																																																																				7			111																120
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation																																																																				(6)			(90)																(98)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year				83			118																						267																																							16			53																74
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One				91			169																						330																																							8			39																51
Defined Benefit Plan, Expected Future Benefit Payments in Year Two				86			168																						302																																							9			42																55
Defined Benefit Plan, Expected Future Benefit Payments in Year Three				85			178																						293																																							10			46																59
Defined Benefit Plan, Expected Future Benefit Payments in Year Four				87			179																						299																																							11			49																64
Defined Benefit Plan, Expected Future Benefit Payments in Year Five				86			174																						294																																							12			52																68
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter				387			819																						1,340																																							73			308																402
Defined Benefit Plan, Estimated Prescription Drug Subsidy [Abstract]
Defined Benefit Plan, Estimated Prescription Drug Subsidy In Year One							2																						3
Defined Benefit Plan, Estimated Prescription Drug Subsidy In Year Two							3																						3
Defined Benefit Plan, Estimated Prescription Drug Subsidy In Year Three							3																						3
Defined Benefit Plan, Estimated Prescription Drug Subsidy In Year Four							3																						4
Defined Benefit Plan, Estimated Prescription Drug Subsidy In Year Five				1			3																						4
Defined Benefit Plan, Estimated Prescription Drug Subsidy In Five Fiscal Years Thereafter				4			19																						25
Discount Rate Comparison [Line Items]
Discount Rate Using Current Method											5.63%	[10]	5.43%	[10]	5.80%	5.40%	5.75%																																																											5.77%	5.70%	5.70%	5.80%
Discount Rate Using Prior Method											5.14%	[10]	4.88%	[10]	5.40%	4.85%	5.30%																																																											5.31%	5.20%	5.20%	5.35%
Increase (Decrease) In Benefit Obligation From Change In Discount Rate										(152)						(54)	(84)																																																											(69)		(11)	(56)
Increase (Decrease) In Service And Interest Costs From Change In Discount Rate																1	(2)																																																											(2)			(2)
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period																		9		9	19	21	2	2	2				30	32																																																		1	1	4					5
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)																					1	1							1	1
Private Equity Funds, Investment Plan Assets, Unrealized Gains (Losses)																						(2)								(2)
Private Equity Funds, Investment Plan Assets, Purchases																					1	2							1	2
Private Equity Funds, Investment Plan Assets, Sales																		1			4	3							5	3																																																				(1)					(1)
Private Equity Funds, Investment Plan Assets, Balance at End of Period																		8		9	17	19	2	2	2				27	30	32																																																	1	1	3					4		5
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets																		1.00%	1.00%		1.00%	1.00%							1.00%	1.00%																																																		1.00%	1.00%		1.00%				1.00%		1.00%
Securities Lending Program [Line Items]
Securities Lending Program, Collateral Received																										88	191	25		304																																																						6	38	2			46
Securities Lending Program, Fair Value Of Invested Collateral																										83	180	25		288																																																						6	36	1			43
Securities Lending Program, Unrealized Gain (Loss)																										(5)	(11)			(16)																																																							(2)	(1)			(3)
Savings Plan [Line Items]
Savings Plan, Employer Contributions	31	32																																																																																																									14	31	13	13		13	13	12
Savings Plan, Market Value Of Employer Stock Held By Plan	847		919
Employee Stock Ownership Plan (ESOP), Shares in ESOP	504,440	1,177,196	868,173
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value	$ 27		$ 49

[1]	See "Patient Protection and Affordable Care Act" discussed below.
[2]	4.00% for the life insurance and Health Reimbursement Arrangement (HRA) benefits for SoCalGas’ represented employees. There are no compensation-based benefits for any other PBOP.
[3]	5.95% for EnergySouth pension plans, 5.60% for Sempra Energy.
[4]	6.10% for EnergySouth pension plans, 6.00% for all others.
[5]	4.60% for the Executive Life Plan, 5.70% for EnergySouth, and 5.40% for Sempra Energy.
[6]	5.85% for the Executive Life Plan, 6.10% for all others.
[7]	4.50% for the unfunded pension plans. 3.50% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans' participants using an age-based formula.
[8]	4.50% for the unfunded pension plans. 4.00% to 5.00% for the funded pension plan for SoCalGas’ represented participants and 3.50% to 8.50% for all the other funded pension plans' participants using an age-based formula.
[9]	4.50% for the unfunded pension plan. 3.50% to 8.50% for the funded pension plan using an age-based formula.
[10]	Sempra Energy rates for funded plans are 5.63% and 5.14% using current and prior methods, respectively, and rates for unfunded plans are 5.43% and 4.88% using current and prior methods, respectively.

EMPLOYEE BENEFIT PLANS PART 2 (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Domestic Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	$ 198	[1]	$ 198	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Domestic Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	198	[1]	198	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Domestic Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	16	[1]	19	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Domestic Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	16	[1]	19	[1]
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Domestic Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	409	[1]	428	[1]
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Domestic Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	409	[1]	428	[1]
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Domestic Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	82	[1]	86	[1]
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Domestic Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	82	[1]	86	[1]
Pension Benefits | Equity Securities, Domestic Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	54	[1]	60	[1]
Pension Benefits | Equity Securities, Domestic Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	54	[1]	60	[1]
Other Postretirement Benefits | Equity Securities, Domestic Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[1]	4	[1]
Other Postretirement Benefits | Equity Securities, Domestic Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[1]	4	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Domestic Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	39	[1]	41	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Domestic Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	39	[1]	41	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Domestic Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[1]	4	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Domestic Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[1]	4	[1]
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Domestic Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	80	[1]	88	[1]
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Domestic Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	80	[1]	88	[1]
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Domestic Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	16	[1]	18	[1]
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Domestic Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	16	[1]	18	[1]
Pension Benefits | Equity Securities, Domestic Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11	[1]	12	[1]
Pension Benefits | Equity Securities, Domestic Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11	[1]	12	[1]
Other Postretirement Benefits | Equity Securities, Domestic Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[1]	1	[1]
Other Postretirement Benefits | Equity Securities, Domestic Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[1]	1	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Domestic Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	42	[1]	27	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Domestic Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	42	[1]	27	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Domestic Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[1]	2	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Domestic Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[1]	2	[1]
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Domestic Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	86	[1]	60	[1]
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Domestic Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	86	[1]	60	[1]
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Domestic Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	17	[1]	12	[1]
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Domestic Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	17	[1]	12	[1]
Pension Benefits | Equity Securities, Domestic Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12	[1]	8	[1]
Pension Benefits | Equity Securities, Domestic Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12	[1]	8	[1]
Other Postretirement Benefits | Equity Securities, Domestic Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[1]
Other Postretirement Benefits | Equity Securities, Domestic Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Emerging Market Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	46		37
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Emerging Market Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	46		37
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Foreign Emerging Market Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		2
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Foreign Emerging Market Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		2
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Emerging Market Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	95		81
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Emerging Market Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	95		81
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Foreign Emerging Market Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	19		16
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Foreign Emerging Market Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	19		16
Pension Benefits | Equity Securities, Foreign Emerging Market Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		12
Pension Benefits | Equity Securities, Foreign Emerging Market Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		12
Other Postretirement Benefits | Equity Securities, Foreign Emerging Market Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			2
Other Postretirement Benefits | Equity Securities, Foreign Emerging Market Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			2
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Broad Market Fund [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	220		189
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Broad Market Fund [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	220	[2]	189	[2]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	108		101
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	108		101
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Foreign Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		9
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Foreign Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		9
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	221		220
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	221		220
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Foreign Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	44		45
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Foreign Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	44		45
Pension Benefits | Equity Securities, Foreign Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	31		30
Pension Benefits | Equity Securities, Foreign Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	31		30
Other Postretirement Benefits | Equity Securities, Foreign Large-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
Other Postretirement Benefits | Equity Securities, Foreign Large-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	25		21
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	25		21
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Foreign Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		2
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Foreign Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		2
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	52		46
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	52		46
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Foreign Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	10		9
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Foreign Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	10		9
Pension Benefits | Equity Securities, Foreign Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		6
Pension Benefits | Equity Securities, Foreign Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		6
Other Postretirement Benefits | Equity Securities, Foreign Mid-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Other Postretirement Benefits | Equity Securities, Foreign Mid-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	19		15
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	19		15
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Foreign Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Foreign Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	39		33
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	39		33
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Foreign Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		7
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Foreign Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		7
Pension Benefits | Equity Securities, Foreign Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		4
Pension Benefits | Equity Securities, Foreign Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		4
Other Postretirement Benefits | Equity Securities, Foreign Small-Cap [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Other Postretirement Benefits | Equity Securities, Foreign Small-Cap [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Preferred [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Foreign Preferred [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Preferred [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Foreign Preferred [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			5
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Equity Securities, Registered Investment Company [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			5
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Equity Securities, Registered Investment Company [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			11
Southern California Gas Company [Member] | Pension Benefits | Equity Securities, Registered Investment Company [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			11
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			2
Southern California Gas Company [Member] | Other Postretirement Benefits | Equity Securities, Registered Investment Company [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			2
Pension Benefits | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			2
Pension Benefits | Equity Securities, Registered Investment Company [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			2
Other Postretirement Benefits | Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Other Postretirement Benefits | Equity Securities, Registered Investment Company [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | US Treasury Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	18		51
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | US Treasury Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	18		51
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | US Treasury Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		3
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | US Treasury Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		3
Southern California Gas Company [Member] | Pension Benefits | US Treasury Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	36		110
Southern California Gas Company [Member] | Pension Benefits | US Treasury Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	36		110
Southern California Gas Company [Member] | Other Postretirement Benefits | US Treasury Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	7		22
Southern California Gas Company [Member] | Other Postretirement Benefits | US Treasury Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	7		22
Pension Benefits | US Treasury Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		15
Pension Benefits | US Treasury Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		15
Other Postretirement Benefits | US Treasury Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		2
Other Postretirement Benefits | US Treasury Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		2
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		42
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | US Government Agencies Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		42
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		3
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | US Government Agencies Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		3
Southern California Gas Company [Member] | Pension Benefits | US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	65		90
Southern California Gas Company [Member] | Pension Benefits | US Government Agencies Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	65		90
Southern California Gas Company [Member] | Other Postretirement Benefits | US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	14		18
Southern California Gas Company [Member] | Other Postretirement Benefits | US Government Agencies Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	14		18
Pension Benefits | US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	9		13
Pension Benefits | US Government Agencies Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	9		13
Other Postretirement Benefits | US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Other Postretirement Benefits | US Government Agencies Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Domestic Municipal Bonds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		3
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Domestic Municipal Bonds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		3
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Domestic Municipal Bonds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[3]	10	[3]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Domestic Municipal Bonds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[3]	10	[3]
Southern California Gas Company [Member] | Pension Benefits | Domestic Municipal Bonds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	16		6
Southern California Gas Company [Member] | Pension Benefits | Domestic Municipal Bonds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	16		6
Southern California Gas Company [Member] | Other Postretirement Benefits | Domestic Municipal Bonds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		1
Southern California Gas Company [Member] | Other Postretirement Benefits | Domestic Municipal Bonds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		1
Pension Benefits | Domestic Municipal Bonds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2
Pension Benefits | Domestic Municipal Bonds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Foreign Government Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	9		5
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Foreign Government Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	9		5
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Foreign Government Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Foreign Government Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Southern California Gas Company [Member] | Pension Benefits | Foreign Government Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	18		11
Southern California Gas Company [Member] | Pension Benefits | Foreign Government Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	18		11
Southern California Gas Company [Member] | Other Postretirement Benefits | Foreign Government Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		2
Southern California Gas Company [Member] | Other Postretirement Benefits | Foreign Government Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		2
Pension Benefits | Foreign Government Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
Pension Benefits | Foreign Government Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
Other Postretirement Benefits | Foreign Government Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Other Postretirement Benefits | Foreign Government Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	111	[4]	48	[4]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Domestic Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	111	[4]	48	[4]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	9	[4]	3	[4]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Domestic Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	9	[4]	3	[4]
Southern California Gas Company [Member] | Pension Benefits | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	227	[4]	104	[4]
Southern California Gas Company [Member] | Pension Benefits | Domestic Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	227	[4]	104	[4]
Southern California Gas Company [Member] | Other Postretirement Benefits | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	45	[4]	21	[4]
Southern California Gas Company [Member] | Other Postretirement Benefits | Domestic Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	45	[4]	21	[4]
Pension Benefits | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	31	[4]	14	[4]
Pension Benefits | Domestic Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	31	[4]	14	[4]
Other Postretirement Benefits | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[4]	2	[4]
Other Postretirement Benefits | Domestic Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[4]	2	[4]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	33		11
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Foreign Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	33		11
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Foreign Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
Southern California Gas Company [Member] | Pension Benefits | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	67		23
Southern California Gas Company [Member] | Pension Benefits | Foreign Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	67		23
Southern California Gas Company [Member] | Other Postretirement Benefits | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	14		5
Southern California Gas Company [Member] | Other Postretirement Benefits | Foreign Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	14		5
Pension Benefits | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	9		3
Pension Benefits | Foreign Corporate Debt Securities [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	9		3
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Debt Securities, Common Collective Trusts [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[5]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Debt Securities, Common Collective Trusts [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[5]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Debt Securities, Common Collective Trusts [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			21	[6]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Debt Securities, Common Collective Trusts [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			21	[6]
Southern California Gas Company [Member] | Pension Benefits | Debt Securities, Common Collective Trusts [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13	[5]
Southern California Gas Company [Member] | Pension Benefits | Debt Securities, Common Collective Trusts [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13	[5]
Southern California Gas Company [Member] | Other Postretirement Benefits | Debt Securities, Common Collective Trusts [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	77	[6]	73	[6]
Southern California Gas Company [Member] | Other Postretirement Benefits | Debt Securities, Common Collective Trusts [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	77	[6]	73	[6]
Pension Benefits | Debt Securities, Common Collective Trusts [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[5]
Pension Benefits | Debt Securities, Common Collective Trusts [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[5]
Other Postretirement Benefits | Debt Securities, Common Collective Trusts [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1	[6]
Other Postretirement Benefits | Debt Securities, Common Collective Trusts [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1	[6]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Private Equity Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8	[7]	9	[7]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Private Equity Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8	[7]	9	[7]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Private Equity Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[7]	1	[7]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Private Equity Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[7]	1	[7]
Southern California Gas Company [Member] | Pension Benefits | Private Equity Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	17	[7]	19	[7]
Southern California Gas Company [Member] | Pension Benefits | Private Equity Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	17	[7]	19	[7]
Southern California Gas Company [Member] | Other Postretirement Benefits | Private Equity Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[7]	4	[7]
Southern California Gas Company [Member] | Other Postretirement Benefits | Private Equity Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[7]	4	[7]
Pension Benefits | Private Equity Funds [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[7]	2	[7]
Pension Benefits | Private Equity Funds [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[7]	2	[7]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Securities Lending Program [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			(5)	[8]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Securities Lending Program [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			(5)	[8]
Southern California Gas Company [Member] | Pension Benefits | Securities Lending Program [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			(11)	[8]
Southern California Gas Company [Member] | Pension Benefits | Securities Lending Program [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			(11)	[8]
Southern California Gas Company [Member] | Other Postretirement Benefits | Securities Lending Program [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			(2)	[8]
Southern California Gas Company [Member] | Other Postretirement Benefits | Securities Lending Program [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			(2)	[8]
Other Postretirement Benefits | Securities Lending Program [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			(1)	[9]
Other Postretirement Benefits | Securities Lending Program [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			(1)	[9]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Total Investment Plan Assets [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	703	[10]	609	[11]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	450	[10]	459	[11]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	245	[10]	141	[11]
San Diego Gas and Electric Company and Subsidiary [Member] | Pension Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8	[10]	9	[11]
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Total Investment Plan Assets [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	70	[12]	81
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	45	[12]	40
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	24	[12]	40
San Diego Gas and Electric Company and Subsidiary [Member] | Other Postretirement Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1	[12]	1
Southern California Gas Company [Member] | Pension Benefits | Total Investment Plan Assets [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,442	[13]	1,319	[14]
Southern California Gas Company [Member] | Pension Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	924	[13]	996	[14]
Southern California Gas Company [Member] | Pension Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	501	[13]	304	[14]
Southern California Gas Company [Member] | Pension Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	17	[13]	19	[14]
Southern California Gas Company [Member] | Other Postretirement Benefits | Total Investment Plan Assets [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	582	[15]	528	[16]
Southern California Gas Company [Member] | Other Postretirement Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	184	[15]	201	[16]
Southern California Gas Company [Member] | Other Postretirement Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	395	[15]	323	[16]
Southern California Gas Company [Member] | Other Postretirement Benefits | Total Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[15]	4	[16]
Pension Benefits | Total Other Sempra Energy Investment Plan Assets [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	197	[17]	182	[18]
Pension Benefits | Total Other Sempra Energy Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	126	[17]	137	[18]
Pension Benefits | Total Other Sempra Energy Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	69	[17]	43	[18]
Pension Benefits | Total Other Sempra Energy Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[17]	2	[18]
Other Postretirement Benefits | Total Other Sempra Energy Investment Plan Assets [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13	[19]	15
Other Postretirement Benefits | Total Other Sempra Energy Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	10	[19]	9
Other Postretirement Benefits | Total Other Sempra Energy Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[19]	6
Pension Benefits | Total Sempra Energy Consolidated Investment Plan Assets [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2,342	[20]	2,110	[20]
Pension Benefits | Total Sempra Energy Consolidated Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,500	[20]	1,592	[20]
Pension Benefits | Total Sempra Energy Consolidated Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	815	[20]	488	[20]
Pension Benefits | Total Sempra Energy Consolidated Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	27	[20]	30	[20]
Other Postretirement Benefits | Total Sempra Energy Consolidated Investment Plan Assets [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	665	[21]	624	[16]
Other Postretirement Benefits | Total Sempra Energy Consolidated Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	239	[21]	250	[16]
Other Postretirement Benefits | Total Sempra Energy Consolidated Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	422	[21]	369	[16]
Other Postretirement Benefits | Total Sempra Energy Consolidated Investment Plan Assets [Member] | Defined Benefit Plan, Fair Value Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	$ 4	[21]	$ 5	[16]

[1]	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
[2]	A passively managed broad market fund held in SoCalGas PBOP plan trusts.
[3]	Bonds of California municipalities held in the SDG&E PBOP plan trusts.
[4]	Investment-grade bonds of U.S. issuers from diverse industries.
[5]	Investments in common/collective trusts held in a pension plan trust.
[6]	Investments in common/collective trusts held in PBOP plan trusts.
[7]	Investments in venture capital and real estate funds.
[8]	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
[9]	An obligation to return collateral in excess of assets held under a securities lending agreement, allocated to each of the plans that hold assets in the pension master trust. Some of the collateral held in asset-backed securities was impaired.
[10]	Excludes cash and cash equivalents of $4 million and transfers receivable from other plans of $6 million at December 31, 2010.
[11]	Excludes cash and cash equivalents of $6 million at December 31, 2009.
[12]	Excludes cash and cash equivalents of $29 million, all of which is held in SDG&E PBOP plan trusts.
[13]	Excludes cash and cash equivalents of $8 million and transfers receivable from other plans of $6 million at December 31, 2010.
[14]	Excludes cash and cash equivalents of $13 million at December 31, 2009.
[15]	Excludes cash and cash equivalents of $50 million, all of which is held in SoCalGas PBOP plan trusts.
[16]	Excludes cash and cash equivalents of $34 million, $30 million of which is held in SoCalGas PBOP plan trusts.
[17]	Excludes transfers payable to other plans of $12 million.
[18]	Excludes cash and cash equivalents of $1 million.
[19]	Excludes cash and cash equivalents of $2 million.
[20]	Excludes cash and cash equivalents of $12 million and $20 million at December 31, 2010 and 2009, respectively.
[21]	Excludes cash and cash equivalents of $81 million, $50 million and $29 million of which is held in SoCalGas and SDG&E PBOP plan trusts, respectively.

SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation (Details) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	302,478
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	3,759,571
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 34,000,000		$ 34,000,000	$ 44,000,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	(13,000,000)		(13,000,000)	(17,000,000)
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax	21,000,000		21,000,000	27,000,000
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Basic Share	0.09		0.09	0.11
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Diluted Share	0.08		0.08	0.11
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	3,000,000		5,000,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	5,917,347
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 40.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period	687,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 55.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	912,725
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 27.53
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	22,000,000		45,000,000	21,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	61,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 53.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	5,630,472		5,917,347
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 44.79		$ 40.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term, End of Period	5.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	56,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	5,576,231
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 44.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	55,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	3,815,922
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 40.98
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	50,000,000
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	25,000,000
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	8,000,000
San Diego Gas and Electric Company and Subsidiary [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	9,000,000		6,000,000	8,000,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	2,000,000		3,000,000	3,000,000
Southern California Gas Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	8,000,000		7,000,000	9,000,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	1,000,000		2,000,000	2,000,000
Share-Based Compensation, Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	19.00%		18.00%	19.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.60%		1.90%	3.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.80%		3.20%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5.5		5.6	6.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.92		$ 5.29	$ 12.53
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards	4,000,000
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards, Weighted Average Period of Recognition	2.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	8,000,000		9,000,000	8,000,000
Share-Based Compensation, Restricted Stock Awards And Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	26.00%		25.00%	18.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.10%		1.40%	3.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.80%		3.20%	2.30%
Share-Based Compensation, Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	858,407
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 38.36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 40.34	$ 43.17
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	63,734
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 58.29
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	6,700
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Weighted Average Grant Date Fair Value	$ 37.91
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	787,973		858,407
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 36.73		$ 38.36
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number	787,973
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value	$ 36.73
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards	1,000,000
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards, Weighted Average Period of Recognition	1.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	4,000,000		27,000,000	39,000,000
Share-Based Compensation, Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	1,522,650
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 43.03
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	776,975
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 44.44		$ 35.96	$ 52.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	68,300
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Weighted Average Grant Date Fair Value	$ 42.64
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	2,231,325	[1]	1,522,650
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 43.46		$ 43.03
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number	2,162,712
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value	$ 43.47
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards	$ 23,000,000
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards, Weighted Average Period of Recognition	2.4

[1]	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. Up to an additional 50% of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional amount of interest rate derivatives, minimum	$ 215	[1]	$ 75	[1]
Notional amount of interest rate derivatives, maximum	355	[1]	355	[1]
Maturities of interest rate derivatives, minimum	2011	[1]	2010	[1]
Maturities of interest rate derivatives, maximum	2019	[1]	2019	[1]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	10
Hedge Ineffectiveness [Line Items]
Derivative, Net Hedge Ineffectiveness Gain (Loss)					(13)	[2]
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	5
Additional Collateral Aggregate Fair Value	5
S D G E Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	51		44
Commodity derivative volumes, congestion revenue rights (in millions of megawatt hours)	21		18
So Cal Gas Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)			1
Sempra Generation Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, electric power (in millions of megawatt hours)	1		1
Sempra Pipelines and Storage Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	8
Sempra L N G Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	7		8
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional amount of interest rate derivatives, minimum	285	[1]	285	[1]
Notional amount of interest rate derivatives, maximum	365	[1]	375	[1]
Maturities of interest rate derivatives	2019	[1]	2019	[1]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	4
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	2
Additional Collateral Aggregate Fair Value	2
San Diego Gas and Electric Company and Subsidiary [Member] | Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(7)		4
San Diego Gas and Electric Company and Subsidiary [Member] | Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(7)	[3]	3	[3]
San Diego Gas and Electric Company and Subsidiary [Member] | Cash Flow Hedges | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)			1
San Diego Gas and Electric Company and Subsidiary [Member] | Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(135)		(27)
San Diego Gas and Electric Company and Subsidiary [Member] | Undesignated Derivatives | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(34)	[4]	27	[4]
San Diego Gas and Electric Company and Subsidiary [Member] | Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(102)		(54)
San Diego Gas and Electric Company and Subsidiary [Member] | Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1
San Diego Gas and Electric Company and Subsidiary [Member] | Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery not designated as hedging instruments	1	[5]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	2	[5]	18	[5]
Associated offsetting commodity contracts subject to rate recovery	(34)	[5]	(13)	[5]
Total derivatives not designated as hedging instruments	(31)	[5]	5	[5]
San Diego Gas and Electric Company and Subsidiary [Member] | Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments			7
Associated offsetting commodity contracts subject to rate recovery	(26)		(9)
Total derivatives not designated as hedging instruments	(26)		(2)
San Diego Gas and Electric Company and Subsidiary [Member] | Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(17)	[6],[7]	(17)	[6],[7]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(35)	[6]	(13)	[6]
Associated offsetting commodity contracts subject to rate recovery	34	[6]	13	[6]
Total derivatives not designated as hedging instruments	(18)	[6]	(17)	[6]
San Diego Gas and Electric Company and Subsidiary [Member] | Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(41)	[7]	(26)	[7]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(27)		(9)
Associated offsetting commodity contracts subject to rate recovery	26		9
Total derivatives not designated as hedging instruments	(42)		(26)
Southern California Gas Company [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional amount of interest rate derivatives	150		150
Maturities of interest rate derivatives	2011		2011
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	2
Southern California Gas Company [Member] | Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)			1
Gain (loss) reclassified from AOCI into earnings (effective portion)	(5)		(3)
Southern California Gas Company [Member] | Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(5)		(4)
Southern California Gas Company [Member] | Cash Flow Hedges | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)			1
Gain (loss) reclassified from AOCI into earnings (effective portion)			1
Southern California Gas Company [Member] | Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	2	[8]	4	[8]
Southern California Gas Company [Member] | Fair Value Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	6		6
Southern California Gas Company [Member] | Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(4)		(2)
Southern California Gas Company [Member] | Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(4)		(5)
Southern California Gas Company [Member] | Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(5)		(5)
Southern California Gas Company [Member] | Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	1
Southern California Gas Company [Member] | Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	3	[5]	6	[5]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts not subject to rate recovery not designated as hedging instruments	1	[5]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	3	[5]	2	[5]
Associated offsetting commodity contracts subject to rate recovery	(3)	[5]	(1)	[5]
Total derivatives not designated as hedging instruments	1	[5]	1	[5]
Southern California Gas Company [Member] | Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments			2
Southern California Gas Company [Member] | Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(3)	[6]	(1)	[6]
Associated offsetting commodity contracts subject to rate recovery	3	[6]	1	[6]
Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	3	[5]	12	[5]
Derivative commodity contracts not subject to rate recovery designated as hedging instruments			1	[5]
Total derivatives designated as hedging instruments			13	[5]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	9	[5],[7]	9	[5],[7]
Commodity contracts not subject to rate recovery not designated as hedging instruments	59	[5]	74	[5]
Associated offsetting commodity contracts not subject to rate recovery	(2)	[5]	(34)	[5]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	5	[5]	20	[5]
Associated offsetting commodity contracts subject to rate recovery	(37)	[5]	(14)	[5]
Total derivatives not designated as hedging instruments	34	[5]	55	[5]
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments			2
Total derivatives designated as hedging instruments			2
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	22	[7]	15	[7]
Commodity contracts not subject to rate recovery not designated as hedging instruments	20		30
Associated offsetting commodity contracts not subject to rate recovery	(8)		(6)
Derivative commodity contracts subject to rate recovery not designated as hedging instruments			7
Associated offsetting commodity contracts subject to rate recovery	(26)		(9)
Total derivatives not designated as hedging instruments	8		37
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(25)	[6],[7]	(25)	[6],[7]
Commodity contracts not subject to rate recovery not designated as hedging instruments	(44)	[6]	(64)	[6]
Associated offsetting commodity contracts not subject to rate recovery	2	[6]	34	[6]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(43)	[6]	(20)	[6]
Associated offsetting commodity contracts subject to rate recovery	37	[6]	14	[6]
Total derivatives not designated as hedging instruments	(73)	[6]	(61)	[6]
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(57)	[7]	(33)	[7]
Commodity contracts not subject to rate recovery not designated as hedging instruments	(34)		(42)
Associated offsetting commodity contracts not subject to rate recovery	8		6
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(27)		(13)
Associated offsetting commodity contracts subject to rate recovery	26		9
Total derivatives not designated as hedging instruments	(84)		(73)
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	3		68
Gain (loss) reclassified from AOCI into earnings (effective portion)	18		16
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(12)	[3]	(2)	[3]
Cash Flow Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)			13	[9]
Gain (loss) reclassified from AOCI into earnings (effective portion)	10		3	[9]
Cash Flow Hedges | Equity Earnings From Joint Venture [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	1		37
Gain (loss) reclassified from AOCI into earnings (effective portion)	21		7
Cash Flow Hedges | Equity Earnings, Net Of Income Tax [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	2
Gain (loss) reclassified from AOCI into earnings (effective portion)	(1)
Cash Flow Hedges | Revenues, Sempra Global and Parent [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)			17
Gain (loss) reclassified from AOCI into earnings (effective portion)			22
Cash Flow Hedges | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings (effective portion)			(16)
Cash Flow Hedges | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)			1
Gain (loss) reclassified from AOCI into earnings (effective portion)			2
Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(1)	[8]	8	[8]
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	10		19
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(11)		(11)
Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(125)		(26)
Undesignated Derivatives | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(34)	[4]	30	[4]
Undesignated Derivatives | Revenues, Sempra Global and Parent [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	47		47
Undesignated Derivatives | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(29)		(39)
Undesignated Derivatives | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(4)		(5)
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(102)		(54)
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(5)		(5)
Undesignated Derivatives | Operation And Maintenance [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	2
Hedge Ineffectiveness, Commodity Contracts [Member]
Hedge Ineffectiveness [Line Items]
Loss on Cash Flow Hedge Ineffectiveness					(3)	[10]
Loss on Fair Value Hedge Ineffectiveness					(9)	[10]
Derivative, Net Hedge Ineffectiveness Gain (Loss)					(12)	[10]
Hedge Ineffectiveness, Interest Rate Contracts [Member]
Hedge Ineffectiveness [Line Items]
Loss on Cash Flow Hedge Ineffectiveness					(1)	[11],[2]
Derivative, Net Hedge Ineffectiveness Gain (Loss)					$ (1)	[2]

[1]	Includes Otay Mesa VIE. All of SDG&E's interest rate derivatives relate to Otay Mesa VIE.
[2]	For interest rate swap instruments, all companies record ineffectiveness losses in Other Income (Expense), Net on the Consolidated Statements of Operations.
[3]	Amounts include Otay Mesa VIE. All of SDG&E's 2010 interest rate derivative activity relates to Otay Mesa VIE.
[4]	Related to Otay Mesa VIE. Sempra Energy Consolidated also includes additional instruments.
[5]	Included in Current assets: Other for SoCalGas.
[6]	Included in Current liabilities: Other for SoCalGas.
[7]	Includes Otay Mesa VIE. All of SDG&E's amounts relate to Otay Mesa VIE.
[8]	There has been no hedge ineffectiveness on these swaps. Changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt.
[9]	Gains reclassified into earnings in 2009 due to changes in cash requirements and associated impacts on forecasted interest payments, primarily related to distributions received from RBS Sempra Commodities. See Note 4.
[10]	For commodity derivative instruments, we record ineffectiveness losses in Revenues from Sempra Global and Parent on the Consolidated Statements of Operations.
[11]	These losses are associated with Otay Mesa VIE.

FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 32		$ 36
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - equity securities	460		421
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	174		150
Nuclear decomissioning trusts - Municipal debt securities	100		85
Nuclear decommissioning trusts - Other debt securities	25		13
Nuclear decommissioning trusts - Total debt securities	299		248
Total nuclear decommissioning trusts	759	[1]	669	[1]
Interest rate instruments, assets	34		38
Commodity contracts subject to rate recovery, assets	28		45
Commodity contracts not subject to rate recovery, assets	53		29
Investments	1		1
Total fair value of assets measured on a recurring basis	875		782
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, liabilities	82		59
Commodity contracts subject to rate recovery, liabilities	8		9
Commodity contracts not subject to rate recovery, liabilities	67		65
Total fair value of liabilities measured on a recurring basis	157		133
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	10		27		401
Realized and unrealized losses	(16)		(31)		(79)
Issuances					24
Allocated transmission instruments	8		15		17
Settlements			(1)
Sale of the commodities-marketing businesses					(336)
Balance at end of period	2		10		27
Change in unrealized gains relating to instruments still held at the end of the period	(9)		(16)		27
San Diego Gas and Electric Company and Subsidiary [Member] | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	3,305	[2]	2,652	[2]
Fair value of financial instruments, Contingently redeemable preferred stock	79		79
Pacific Enterprises [Member] | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Preferred stock of subsidiaries	20		20
Fair value of financial instruments, Preferred stock	80		80
Southern California Gas Company [Member] | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,566	[3]	1,270	[3]
Fair value of financial instruments, Preferred stock	22		22
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	28	[4]	34	[4]
Fair value of financial instruments, Total long-term debt	8,330	[5]	8,004	[5]
Fair value of financial instruments, Due to unconsolidated affiliate	2	[6]	2	[6]
Fair value of financial instruments, Preferred stock of subsidiaries	179		179
San Diego Gas and Electric Company and Subsidiary [Member] | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	3,300	[2]	2,808	[2]
Fair value of financial instruments, Contingently redeemable preferred stock	78		76
Pacific Enterprises [Member] | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Preferred stock of subsidiaries	20		19
Fair value of financial instruments, Preferred stock	68		61
Southern California Gas Company [Member] | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,638	[3]	1,356	[3]
Fair value of financial instruments, Preferred stock	21		20
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	58	[4]	59	[4]
Fair value of financial instruments, Total long-term debt	8,883	[5]	8,572	[5]
Fair value of financial instruments, Due to unconsolidated affiliate	2	[6]	2	[6]
Fair value of financial instruments, Preferred stock of subsidiaries	166		156
San Diego Gas and Electric Company and Subsidiary [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	25		30
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - equity securities	460		421
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	174		150
Nuclear decomissioning trusts - Municipal debt securities	100		85
Nuclear decommissioning trusts - Other debt securities	25		13
Nuclear decommissioning trusts - Total debt securities	299		248
Total nuclear decommissioning trusts	759	[1]	669	[1]
Commodity contracts subject to rate recovery, assets	26		41
Commodity contracts not subject to rate recovery, assets	2		1
Total fair value of assets measured on a recurring basis	787		711
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, liabilities	58		43
Commodity contracts subject to rate recovery, liabilities	2
Total fair value of liabilities measured on a recurring basis	60		43
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	10		27		7
Realized and unrealized losses	(16)		(31)		3
Allocated transmission instruments	8		15		17
Settlements			(1)
Balance at end of period	2		10		27
Change in unrealized gains relating to instruments still held at the end of the period	(9)		(16)		27
San Diego Gas and Electric Company and Subsidiary [Member] | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - equity securities	460		421
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	144		111
Nuclear decommissioning trusts - Total debt securities	144		111
Total nuclear decommissioning trusts	604	[1]	532	[1]
Commodity contracts subject to rate recovery, assets	24		29
Commodity contracts not subject to rate recovery, assets	2		1
Total fair value of assets measured on a recurring basis	630		562
San Diego Gas and Electric Company and Subsidiary [Member] | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	30		39
Nuclear decomissioning trusts - Municipal debt securities	100		85
Nuclear decommissioning trusts - Other debt securities	25		13
Nuclear decommissioning trusts - Total debt securities	155		137
Total nuclear decommissioning trusts	155	[1]	137	[1]
Commodity contracts subject to rate recovery, assets			2
Total fair value of assets measured on a recurring basis	155		139
San Diego Gas and Electric Company and Subsidiary [Member] | Level 3
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, assets	2		10
Total fair value of assets measured on a recurring basis	2		10
San Diego Gas and Electric Company and Subsidiary [Member] | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, liabilities	60		9
Total fair value of liabilities measured on a recurring basis	60		9
San Diego Gas and Electric Company and Subsidiary [Member] | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, liabilities	58		43
Commodity contracts subject to rate recovery, liabilities	2
Total fair value of liabilities measured on a recurring basis	60		43
San Diego Gas and Electric Company and Subsidiary [Member] | Collateral Netted [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, liabilities	(60)		(9)
Total fair value of liabilities measured on a recurring basis	(60)		(9)
Southern California Gas Company [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	3		5
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, assets	3		8
Commodity contracts subject to rate recovery, assets	2		4
Commodity contracts not subject to rate recovery, assets	3		3
Total fair value of assets measured on a recurring basis	8		15
Southern California Gas Company [Member] | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, assets	1		3
Commodity contracts not subject to rate recovery, assets	3		3
Total fair value of assets measured on a recurring basis	4		6
Southern California Gas Company [Member] | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, assets	3		8
Commodity contracts subject to rate recovery, assets	1		1
Total fair value of assets measured on a recurring basis	4		9
Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - equity securities	460		421
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	144		111
Nuclear decommissioning trusts - Total debt securities	144		111
Total nuclear decommissioning trusts	604	[1]	532	[1]
Commodity contracts subject to rate recovery, assets	25		32
Commodity contracts not subject to rate recovery, assets	9		7
Investments	1		1
Total fair value of assets measured on a recurring basis	639		572
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, liabilities	60		9
Total fair value of liabilities measured on a recurring basis	60		9
Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	30		39
Nuclear decomissioning trusts - Municipal debt securities	100		85
Nuclear decommissioning trusts - Other debt securities	25		13
Nuclear decommissioning trusts - Total debt securities	155		137
Total nuclear decommissioning trusts	155	[1]	137	[1]
Interest rate instruments, assets	34		38
Commodity contracts subject to rate recovery, assets	1		3
Commodity contracts not subject to rate recovery, assets	66		62
Total fair value of assets measured on a recurring basis	256		240
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Interest rate instruments, liabilities	82		59
Commodity contracts subject to rate recovery, liabilities	8		9
Commodity contracts not subject to rate recovery, liabilities	67		65
Total fair value of liabilities measured on a recurring basis	157		133
Level 3
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, assets	2		10
Total fair value of assets measured on a recurring basis	2		10
Collateral Netted [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts not subject to rate recovery, assets	(22)		(40)
Total fair value of assets measured on a recurring basis	(22)		(40)
Collateral Netted [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Commodity contracts subject to rate recovery, liabilities	(60)		(9)
Total fair value of liabilities measured on a recurring basis	$ (60)		$ (9)

[1]	Excludes cash balances and cash equivalents.
[2]	Before reductions for unamortized discount of $9 million at December 31, 2010 and $4 million at December 31, 2009, and excluding capital leases of $202 million at December 31, 2010 and $20 million at December 31, 2009.
[3]	Before reductions for unamortized discount of $3 million at December 31, 2010 and $2 million at December 31, 2009, and excluding capital leases of $19 million at December 31, 2010 and $26 million at December 31, 2009.
[4]	We discuss our investments in affordable housing partnerships in Note 4.
[5]	Before reductions for unamortized discount of $22 million at December 31, 2010 and $17 million at December 31, 2009, and excluding capital leases of $221 million at December 31, 2010 and $46 million at December 31, 2009, and commercial paper classified as long-term debt of $800 million at December 31, 2010. We discuss our long-term debt in Note 5.
[6]	Note payable to Chilquinta Energía due April 1, 2011 is included in Due to Unconsolidated Affiliates, Current at December 31, 2010.

PREFERRED STOCK (Details) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	50,000,000	50,000,000
San Diego Gas and Electric Company and Subsidiary [Member] | Contingently Redeemable Preferred Stock [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Authorized	1,375,000
Redeemable Preferred Stock	$ 79
San Diego Gas and Electric Company and Subsidiary [Member] | Five Percent Series [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	375,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 24
Redeemable Preferred Stock	8	8
Redeemable Preferred Stock, Par Value	$ 20
San Diego Gas and Electric Company and Subsidiary [Member] | Four Point Five Percent Series [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	300,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 21.2
Redeemable Preferred Stock	6	6
Redeemable Preferred Stock, Par Value	$ 20
San Diego Gas and Electric Company and Subsidiary [Member] | Four Point Four Percent Series [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	325,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 21
Redeemable Preferred Stock	7	7
Redeemable Preferred Stock, Par Value	$ 20
San Diego Gas and Electric Company and Subsidiary [Member] | Four Point Six Percent Series [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	373,770
Redeemable Preferred Stock, Redemption Price Per Share	$ 20.25
Redeemable Preferred Stock	7	7
Redeemable Preferred Stock, Par Value	$ 20
San Diego Gas and Electric Company and Subsidiary [Member] | Contingently Redeemable, No Par Series [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Authorized	10,000,000
Redeemable Preferred Stock		79
Redeemable Preferred Stock, Liquidation Preference	$ 25
San Diego Gas and Electric Company and Subsidiary [Member] | One Seventy Per Share Series [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	1,400,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 25.255
Redeemable Preferred Stock	35	35
San Diego Gas and Electric Company and Subsidiary [Member] | One Eighty Two Per Share Series [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Outstanding	640,000
Redeemable Preferred Stock, Redemption Price Per Share	$ 26
Redeemable Preferred Stock	16	16
San Diego Gas and Electric Company and Subsidiary [Member] | Contingently Redeemable Preferred Stock Of Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock	79	79
San Diego Gas and Electric Company and Subsidiary [Member] | S D G E Series Preference Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	25,000,000
Pacific Enterprises [Member] | Preferred Stock, Pacific Enterprises [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	15,000,000
Preferred Stock, Liquidation Preference Per Share	$ 100
Pacific Enterprises [Member] | Pacific Enterprises Series Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Value, Outstanding	80	80
Pacific Enterprises [Member] | No Par, Four Seventy Five Series [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	200,000
Preferred Stock, Call Price Per Share	$ 100
Preferred Stock, Value, Outstanding	20	20
Pacific Enterprises [Member] | No Par, Four Fifty Series [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	300,000
Preferred Stock, Call Price Per Share	$ 100
Preferred Stock, Value, Outstanding	30	30
Pacific Enterprises [Member] | No Par, Four Forty Series [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	100,000
Preferred Stock, Call Price Per Share	$ 101.5
Preferred Stock, Value, Outstanding	10	10
Pacific Enterprises [Member] | No Par, Four Thirty Six Series [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	200,000
Preferred Stock, Call Price Per Share	$ 101
Preferred Stock, Value, Outstanding	20	20
Pacific Enterprises [Member] | No Par, Four Seventy Five Dividend Series [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	253
Pacific Enterprises [Member] | Class A [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000
Pacific Enterprises [Member] | So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member]
Preferred Stock [Line Items]
Preferred Stock, Value, Outstanding	(2)	(2)
Pacific Enterprises [Member] | Preferred Stock Of Subsidiaries [Member]
Preferred Stock [Line Items]
Preferred Stock, Value, Outstanding	20	20
Southern California Gas Company [Member] | Preferred Stock, So Cal Gas [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000
Preferred Stock, Liquidation Preference Per Share	$ 25
Southern California Gas Company [Member] | So Cal Gas Series Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Value, Outstanding	22	22
Southern California Gas Company [Member] | Twenty Five Dollar Par, Six Percent Series [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 25
Preferred Stock, Shares Outstanding	79,011
Preferred Stock, Value, Outstanding	3	3
Southern California Gas Company [Member] | Twenty Five Dollar Par, Six Percent Series A [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 25
Preferred Stock, Shares Outstanding	783,032
Preferred Stock, Value, Outstanding	19	19
Southern California Gas Company [Member] | Preference Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000
Southern California Gas Company [Member] | So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	50,970
No Par, Four Seventy Five Dividend Series [Member]
Preferred Stock [Line Items]
Preferred Stock, Call Price Per Share	$ 101
Preferred Stock Of Subsidiaries [Member]
Preferred Stock [Line Items]
Preferred Stock, Value, Outstanding	$ 100	$ 100

SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Details) (USD $)	12 Months Ended						36 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2010
Earnings Per Share Numerator [Abstract]
Earnings	$ 739,000,000		$ 1,119,000,000		$ 1,113,000,000
Earnings Per Share Denominator [Abstract]
Weighted-average common shares outstanding for basic EPS	244,736,000		243,339,000		247,387,000
Dilutive effect of stock options, restricted stock awards and restricted stock units	3,206,000		4,045,000		3,772,000
Weighted-average common shares outstanding for diluted EPS	247,942,000		247,384,000		251,159,000
Earnings Per Share [Abstract]
Basic earnings per common share	$ 3.02		$ 4.6		$ 4.5
Diluted earnings per common share	$ 2.98		$ 4.52		$ 4.43
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized	750,000,000		750,000,000				750,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Shares Authorized	50,000,000		50,000,000				50,000,000
Employee Stock Ownership Plan (ESOP), Shares in ESOP [Abstract]
Employee Stock Ownership Plan (ESOP), Shares in ESOP	504,440		868,173		1,177,196		504,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	246,507,865		243,324,281		261,214,009		261,214,009
Stock Issued During Period, Shares, Savings Plan Issuance	560,600		1,021,023
Shares Held In Employee Stock Ownership Plan, Released	363,733		309,023		310,850		983,606
Stock Issued During Period, Shares, Stock Options Exercised	912,725		1,835,184		683,858
Stock Issued During Period, Shares, Restricted Stock Award, Gross			37,233		4,002
Stock Issued During Period, Shares, Dividend Reinvestment Plan	217,772	[1]	381,167	[1]	1,508	[1]
Stock Repurchased and Retired During Period, Shares	(8,108,579)		(396,046)		(18,841,287)
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	(6,700)		(4,000)		(48,659)
Common Stock, Shares, Outstanding, Ending Balance	240,447,416		246,507,865		243,324,281		240,447,416
Common Stock Repurchase Program [Abstract]
Authorized Share Repurchase Program, Maximum Repurchase, Amount	2,000,000,000						2,000,000,000
Authorized Share Repurchase Program, Maximum Repurchase, Shares	40,000,000						40,000,000
San Diego Gas and Electric Company and Subsidiary [Member]
Earnings Per Share Numerator [Abstract]
Earnings	374,000,000		349,000,000		344,000,000
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized	255,000,000		255,000,000				255,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	117,000,000
Common Stock, Shares, Outstanding, Ending Balance	117,000,000		117,000,000				117,000,000
Pacific Enterprises [Member]
Earnings Per Share Numerator [Abstract]
Earnings	289,000,000		269,000,000		252,000,000
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized	600,000,000		600,000,000				600,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	84,000,000
Common Stock, Shares, Outstanding, Ending Balance	84,000,000		84,000,000				84,000,000
Southern California Gas Company [Member]
Earnings Per Share Numerator [Abstract]
Earnings	287,000,000		274,000,000		245,000,000
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized	100,000,000		100,000,000				100,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	91,000,000
Common Stock, Shares, Outstanding, Ending Balance	91,000,000		91,000,000				91,000,000
Out Of The Money Stock Options [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	2,138,800		1,504,250		1,496,500
In The Money Stock Options
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,900
Restricted Stock
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share					1,009
Collared Accelerated Share Acquisition Program, April 2008 [Member]
Accelerated Share Repurchases [Line Items]
Accelerated Share Repurchases, Settlement Payment or Receipt					1,000,000,000
Accelerated Share Repurchases, Shares Received					18,416,241
Accelerated Share Repurchases, Final Price Paid Per Share					$ 54.3
Collared Accelerated Share Acquisition Program, September 2010 [Member]
Accelerated Share Repurchases [Line Items]
Accelerated Share Repurchases, Settlement Payment or Receipt	$ 500,000,000						$ 500,000,000
Accelerated Share Repurchases, Initial Share Delivery	5,670,006
Accelerated Share Repurchases, Interim Share Delivery	2,407,994
Accelerated Share Repurchases, Minimum Share Delivery	8,078,000
Accelerated Share Repurchases, Maximum Share Delivery	10,321,889

[1]	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

ELECTRIC INDUSTRY REGULATION (Details) (USD $)	12 Months Ended				36 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Sunrise Powerlink [Member]	Dec. 31, 2010 Solar Photovoltaic Program [Member]	Dec. 31, 2010 East County Substation [Member]	Dec. 31, 2010 Nuclear Plant, S D G E [Member]	Dec. 31, 2010 Nuclear Plant, Edison [Member]	Dec. 31, 2010 Nuclear Plant, Riverside [Member]
Schedule Of Electric Utility Projects [Line Items]
Project Cost, Maximum		$ 1,900,000,000	$ 100,000,000
Estimated Project Cost				280,000,000
Environmental Mitigation Costs Included In Estimated Project Cost		190,000,000
Project To Date Expenditures		613,000,000
Capital Cost Cap Per Watt			3.5
Purchased Power Cost Cap Per Megawatt Hour			235
Renewable Portfolio Standards, Penalty Per Kilowatt Hour Of Renewable Energy Underdelivery	0.05
Renewable Portfolio Standards Noncompliance, Maximum Annual Penalty	25,000,000
Nuclear Plant [Line Items]
Nuclear Plant, Ownership Percentage					20.00%	78.21%	1.79%
Nuclear Plant, Estimated Capital Expenditure	671,000,000				171,000,000
Nuclear Plant, Capital Expenditure					145,000,000
Nuclear Plant, Capital Expenditure Commitment					$ 7,000,000

OTHER REGULATORY MATTERS (Details) (USD $)	12 Months Ended						1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Advanced Metering Infrastructure [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Advanced Metering Infrastructure [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Wind Farm Project [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member]	Oct. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member]	Aug. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member]	Mar. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2007 San Diego Gas and Electric Company and Subsidiary [Member]	Jun. 30, 2010 Southern California Gas Company [Member]	Dec. 31, 2010 Southern California Gas Company [Member]	Dec. 31, 2009 Southern California Gas Company [Member]	Dec. 31, 2008 Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost				$ 572,000,000
Estimated Capital Investment				480,000,000	900,000,000
Project To Date Expenditures				370,000,000
Project Cost, Maximum					1,050,000,000	600,000,000
Investment As Percentage Of Total Estimated Project Cost						80.00%
General Rate Case [Abstract]
General Rate Case, Annual Revenue Requirement Increase											253,000,000					280,000,000
General Rate Case, Annual Revenue Requirement Increase, Natural Gas Operations											39,000,000
General Rate Case, Annual Revenue Requirement Increase, Electric Operations											214,000,000
Cost Of Capital [Abstract]
Authorized Return On Equity							11.10%				11.10%					10.82%
Authorized Return On Rate Base							8.40%				8.40%					8.68%
Authorized Capital Structure, Common Equity							49.00%				49.00%					48.00%
Authorized Capital Structure, Preferred Equity							5.75%				5.75%					6.39%
Authorized Capital Structure, Long-term Debt							45.25%				45.25%					45.61%
Wildfire Cost Recovery [Abstract]
Authorized Recovery Of Facilities Costs Related To Catastrophe								43,000,000
Contingent Recovery Of Facilities Costs Related To Catastrophe										49,800,000
Contingent Recovery Of Capital Costs Related To Catastrophe										43,000,000
Contingent Recovery Of Operation And Maintenance Costs Related To Catastrophe										6,800,000
Incremental Facilities Costs Incurred Related To Catastrophe														30,100,000
Contingent Recovery Of Insurance Costs Related To Catastrophe									29,000,000
Authorized Recovery Of Insurance Costs Related To Catastrophe							29,000,000
Regulatory Recovery, Deductible Per Event							5,000,000				5,000,000
Higher Insurance Costs, Net Of Regulatory Recovery, Effect On Earnings Increase (Decrease)											(13,000,000)	(9,000,000)
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency And Demand Side Management	15,000,000	2,000,000	28,000,000								5,000,000		23,000,000			10,000,000	2,000,000	5,000,000
Utility Incentive Awards, Unbundled Natural Gas Storage And Hub Services	15,000,000	19,000,000	15,000,000													15,000,000	19,000,000	15,000,000
Utility Incentive Awards, Natural Gas Procurement	12,000,000	7,000,000	12,000,000										3,000,000			12,000,000	7,000,000	9,000,000
Utility Incentive Awards, Operational Incentives	1,000,000	1,000,000	12,000,000								1,000,000	1,000,000	10,000,000					2,000,000
Utility Incentive Awards	43,000,000	29,000,000	67,000,000								6,000,000	1,000,000	36,000,000			37,000,000	28,000,000	31,000,000
Unrecorded Gas Cost Incentive Mechanism Award															$ 6,000,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended																							12 Months Ended												12 Months Ended																								12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Loss from Catastrophes [Member]	Apr. 30, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Loss from Catastrophes [Member]	Dec. 31, 2010 S D G E Segment [Member] Loss from Catastrophes [Member]	Dec. 31, 2010 Sempra Commodities Segment [Member] Energy Crisis Litigation [Member]	Mar. 31, 2010 Sempra Commodities Segment [Member] Energy Crisis Litigation [Member]	Mar. 31, 2010 Sempra Generation Segment [Member] Energy Crisis Litigation [Member]	Jan. 31, 2011 Energy Crisis Litigation [Member]	Mar. 31, 2010 Energy Crisis Litigation [Member]	Dec. 31, 2010 Energy Crisis Litigation [Member]	Dec. 31, 2010 Liberty Gas Storage Litigation [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Utility Fleet Leases [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Utility Fleet Leases [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Power Purchase Agreements [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Purchased Power Contracts [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Purchased Power Contracts [Member]	Dec. 31, 2008 San Diego Gas and Electric Company and Subsidiary [Member] Purchased Power Contracts [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Sunrise Powerlink Construction [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Nuclear Plant Maintenance [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Advanced Metering Infrastructure [Member]	Dec. 31, 2010 Pacific Enterprises [Member]	Dec. 31, 2009 Pacific Enterprises [Member]	Dec. 31, 2008 Pacific Enterprises [Member]	Dec. 31, 2010 Southern California Gas Company [Member]	Dec. 31, 2009 Southern California Gas Company [Member]	Dec. 31, 2008 Southern California Gas Company [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Utility Fleet Leases [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Utility Fleet Leases [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Natural Gas Contracts [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Natural Gas Transportation Contracts [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Natural Gas Supply Contracts [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Natural Gas Infrastructure Construction [Member]	Dec. 31, 2010 Natural Gas Contracts [Member]		Dec. 31, 2010 Natural Gas Transportation Contracts [Member]	Dec. 31, 2010 Natural Gas Supply Contracts [Member]		Dec. 31, 2010 Purchased Power Contracts [Member]		Dec. 31, 2010 Liquefied Natural Gas Contracts [Member]	Dec. 31, 2010 Bay Gas Storage Construction [Member]	Dec. 31, 2010 Mississippi Hub Construction [Member]	Dec. 31, 2010 Other Construction Commitments [Member]	Dec. 31, 2010 Utility Fleet Leases [Member]	Dec. 31, 2009 Utility Fleet Leases [Member]	Dec. 31, 2010 Power Purchase Agreements [Member]		Dec. 31, 2010 Manufactured Gas Sites [Member]	Dec. 31, 2010 Manufactured Gas Sites [Member] Site Contingency, S D G E [Member]		Dec. 31, 2010 Manufactured Gas Sites [Member] Site Contingency, So Cal Gas [Member]	Dec. 31, 2010 Manufactured Gas Sites [Member] Site Contingency, Other Sempra Energy [Member]	Dec. 31, 2010 Waste Disposal Sites [Member]		Dec. 31, 2010 Waste Disposal Sites [Member] Site Contingency, S D G E [Member]		Dec. 31, 2010 Waste Disposal Sites [Member] Site Contingency, So Cal Gas [Member]		Dec. 31, 2010 Waste Disposal Sites [Member] Site Contingency, Other Sempra Energy [Member]		Dec. 31, 2010 Former Fossil Fueled Power Plants [Member]	Dec. 31, 2010 Former Fossil Fueled Power Plants [Member] Site Contingency, S D G E [Member]		Dec. 31, 2010 Other Hazardous Waste Sites [Member]	Dec. 31, 2010 Other Hazardous Waste Sites [Member] Site Contingency, S D G E [Member]		Dec. 31, 2010 Other Hazardous Waste Sites [Member] Site Contingency, So Cal Gas [Member]	Dec. 31, 2010 Site Contingency, S D G E [Member]	Dec. 31, 2010 Site Contingency, So Cal Gas [Member]	Dec. 31, 2010 Site Contingency, Other Sempra Energy [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value	$ 996,000,000						$ 762,000,000										$ 763,000,000															$ 25,000,000
Loss Contingency, Accrual Carrying Value, Current							639,000,000								69,000,000
Loss Contingency, Accrual Carrying Value, Noncurrent							123,000,000
Loss Contingency Accrual, Settled Matters, At Carrying Value	201,000,000
Settlement receivable related to wildfire litigation	300,000,000																300,000,000
Restricted Cash, Litigation Settlement							110,000,000
Payments for Legal Settlements								14,750,000					130,000,000
Litigation Settlement, Gross	48,000,000						444,000,000								410,000,000
Claims Payments By Insurers To All Claimants							1,600,000,000
Percentage of Total Claims to be Paid by Company							57.50%
Total Individual And Business Claims							950,000,000
Total Government Entity Claims							110,000,000
Liability Insurance Coverage, Maximum																	1,100,000,000
Loss Contingency, Monetary Damages Sought																56,700,000
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement										11,000,000	(20,000,000)	(139,000,000)		(159,000,000)
Loss Contingency, Loss In Period, Net Of Income Tax Effect									20,000,000
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount																	594,000,000									264,000,000	243,000,000	69,000,000												49,000,000
Contractual Commitments, Payments Due, Current																	384,000,000																				556,000,000	119,000,000	437,000,000	41,000,000	705,000,000	[1]	138,000,000	567,000,000	[1]	312,000,000		1,000,000,000	9,000,000	7,000,000	4,000,000
Contractual Commitments, Payments Due In Two Years																	50,000,000																				102,000,000	100,000,000	2,000,000	8,000,000	249,000,000	[1]	119,000,000	130,000,000	[1]	253,000,000		1,100,000,000	1,000,000	7,000,000	1,000,000
Contractual Commitments, Payments Due In Three Years																	30,000,000																				77,000,000	75,000,000	2,000,000		230,000,000	[1]	94,000,000	136,000,000	[1]	251,000,000		972,000,000	1,000,000	7,000,000
Contractual Commitments, Payments Due In Four Years																	12,000,000																				53,000,000	51,000,000	2,000,000		210,000,000	[1]	70,000,000	140,000,000	[1]	210,000,000		833,000,000
Contractual Commitments, Payments Due In Five Years																	12,000,000																				41,000,000	38,000,000	3,000,000		60,000,000	[1]	57,000,000	3,000,000	[1]	188,000,000		858,000,000
Contractual Commitments, Payments Due Thereafter																	106,000,000																				145,000,000	145,000,000			271,000,000	[1]	271,000,000			1,137,000,000		13,400,000,000
Contractual Commitments, Payments Due, Total																																					974,000,000	528,000,000	446,000,000		1,725,000,000	[1]	749,000,000	976,000,000	[1]	2,351,000,000	[2]
Long-term Purchase Commitment, Payments In Period	2,097,000,000		1,754,000,000		3,469,000,000														12,000,000				314,000,000	413,000,000	393,000,000							1,936,000,000	1,452,000,000	3,145,000,000
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	85,000,000		101,000,000		100,000,000												20,000,000	24,000,000	25,000,000										47,000,000	65,000,000	65,000,000	40,000,000	52,000,000	52,000,000
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	73,000,000																18,000,000															32,000,000
Operating Leases, Future Minimum Payments, Due in Two Years	67,000,000																17,000,000															23,000,000
Operating Leases, Future Minimum Payments, Due in Three Years	65,000,000																17,000,000															23,000,000
Operating Leases, Future Minimum Payments, Due in Four Years	64,000,000																16,000,000															23,000,000
Operating Leases, Future Minimum Payments, Due in Five Years	63,000,000																16,000,000															24,000,000
Operating Leases, Future Minimum Payments, Due Thereafter	623,000,000																55,000,000															253,000,000
Operating Leases, Future Minimum Payments Due, Total	955,000,000																139,000,000															378,000,000
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%																3.00%															3.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%																5.00%															5.00%
Capital Lease Obligations [Abstract]
Capital Lease Obligations																				20,000,000	20,000,000	182,000,000													19,000,000	27,000,000																39,000,000	47,000,000
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current																				8,000,000															9,000,000																	17,000,000		24,000,000
Capital Leases, Future Minimum Payments Due in Two Years																				7,000,000															6,000,000																	13,000,000		24,000,000
Capital Leases, Future Minimum Payments Due in Three Years																				4,000,000															3,000,000																	7,000,000		24,000,000
Capital Leases, Future Minimum Payments Due in Four Years																				2,000,000															2,000,000																	4,000,000		24,000,000
Capital Leases, Future Minimum Payments Due in Five Years																																																						24,000,000
Capital Leases, Future Minimum Payments Due Thereafter																																																						465,000,000
Capital Leases, Future Minimum Payments Due, Total																				21,000,000															20,000,000																	41,000,000		585,000,000	[3]
Capital Leases, Future Minimum Payments, Executory Costs																																																						(96,000,000)
Capital Leases, Future Minimum Payments, Interest Included in Payments																				(1,000,000)															(1,000,000)																	(2,000,000)		(307,000,000)	[4]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total																				20,000,000															19,000,000																	39,000,000		182,000,000	[5]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense																				6,000,000	1,000,000	1,000,000													11,000,000	2,000,000																17,000,000	3,000,000
Environmental Issues [Line Items]
Environmental Cost Recognized, Capitalized in Period	21,000,000	[6]	43,000,000	[6]	30,000,000	[6]											10,000,000	24,000,000	18,000,000													10,000,000	17,000,000	9,000,000
Environmental mitigation associated with Sunrise Powerlink																	190,000,000
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	27,500,000																																																							19,900,000	100,000	[7]	19,500,000	300,000	1,700,000	[8]	200,000	[7],[8]	500,000	[8]	1,000,000	[8]	5,400,000	5,400,000	[7]	500,000	300,000	[7]	200,000	6,000,000 [7]	20,200,000	1,300,000
Site Contingency, Sites Completed																																																									3		36				1		1
Site Contingency, Sites In Process																																																											6				1		1
Estimated mitigation costs, recoverable in rates																																																																												17,000,000
Schedule Of Nuclear Insurance [Line Items]
Nuclear Liability Insurance Coverage, Maximum																	375,000,000
Secondary Financial Protection, Maximum																	12,200,000,000
Secondary Financial Protection, Company Contribution, Maximum																	47,000,000
Secondary Financial Protection, Company Contribution, Annual Maximum																	7,000,000
Nuclear Property Insurance Coverage, Maximum																	2,750,000,000
Nuclear Property Damage Insurance Coverage, Maximum																	490,000,000
Nuclear Property Damage Insurance Coverage, Weekly Maximum																	3,500,000
Nuclear Property Damage Insurance Coverage, Weekly Minimum																	2,800,000
Nuclear Property Damage Insurance, Premium Assessment																	8,500,000
Nuclear Property Insurance Terrorism Coverage, Maximum																	3,240,000,000
Concentration Risk [Abstract]
Concentration Risk, Average Monthly Billing With Customer	$ 29,000,000

[1]	Excludes amounts related to LNG purchase agreements at Sempra LNG discussed below.
[2]	Excludes amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E, and purchase agreements accounted for as capital leases.
[3]	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy's and SDG&E's Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
[4]	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
[5]	Includes $2 million in Current Portion of Long-Term Debt and $180 million in Long-Term Debt on Sempra Energy's and SDG&E's Consolidated Balance Sheets at December 31, 2010.
[6]	In cases of non-wholly owned affiliates, includes only our share.
[7]	Does not include SDG&E's liability for SONGS marine mitigation.
[8]	Sites for which we have been identified as a Potentially Responsible Party.

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Entity-Wide Revenue, Major Customer [Abstract]
Entity-Wide Revenue, Major Customer, Percentage	8.00%		9.00%		10.00%
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	$ 9,003,000,000		$ 8,106,000,000		$ 10,758,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	100.00%		100.00%		100.00%
Segment reporting information, Interest Expense	436,000,000		367,000,000		253,000,000
Segment reporting information, Interest Income	16,000,000		21,000,000		45,000,000
Segment reporting information, Depreciation and Amortization	867,000,000		775,000,000		687,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	100.00%		100.00%		100.00%
Segment reporting information, Income Tax Expense (Benefit)	102,000,000		422,000,000		438,000,000
Segment reporting information, Earnings (Losses)	739,000,000		1,119,000,000		1,113,000,000
Segment reporting information, Percentage of Consolidated Earnings (Losses)	100.00%		100.00%		100.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	2,062,000,000		1,912,000,000		2,061,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	100.00%		100.00%		100.00%
Segment reporting information, Assets	30,283,000,000		28,512,000,000		26,400,000,000
Segment reporting information, Percentage of Consolidated Assets	100.00%		100.00%		100.00%
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries, Amount	22,827,000,000		22,604,000,000		20,113,000,000
Entity-Wide Disclosure On Geographic Areas, Long Lived Assets In Individual Foreign Countries, Percentage	100.00%		100.00%		100.00%
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount	9,003,000,000		8,106,000,000		10,758,000,000
Entity-Wide Disclosure On Geographic Areas, Revenue From External Customers Attributed To Individual Foreign Countries, Percentage	100.00%		100.00%		100.00%
S D G E Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,049,000,000		2,916,000,000		3,251,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	34.00%		36.00%		30.00%
Segment reporting information, Interest Expense	136,000,000		104,000,000		96,000,000
Segment reporting information, Interest Income			1,000,000		6,000,000
Segment reporting information, Depreciation and Amortization	381,000,000		329,000,000		298,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	44.00%		42.00%		43.00%
Segment reporting information, Income Tax Expense (Benefit)	173,000,000		177,000,000		161,000,000
Segment reporting information, Earnings (Losses)	369,000,000	[1]	344,000,000	[1]	339,000,000	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	50.00%	[1]	31.00%	[1]	31.00%	[1]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	1,210,000,000		955,000,000		884,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	59.00%		50.00%		43.00%
Segment reporting information, Assets	12,077,000,000		10,229,000,000		9,079,000,000
Segment reporting information, Percentage of Consolidated Assets	40.00%		36.00%		34.00%
So Cal Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,822,000,000		3,355,000,000		4,768,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	42.00%		41.00%		44.00%
Segment reporting information, Interest Expense	66,000,000		68,000,000		62,000,000
Segment reporting information, Interest Income	1,000,000		3,000,000		11,000,000
Segment reporting information, Depreciation and Amortization	309,000,000		293,000,000		280,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	36.00%		38.00%		41.00%
Segment reporting information, Income Tax Expense (Benefit)	176,000,000		144,000,000		140,000,000
Segment reporting information, Earnings (Losses)	286,000,000	[1]	273,000,000	[1]	244,000,000	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	39.00%	[1]	25.00%	[1]	22.00%	[1]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	503,000,000		480,000,000		454,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	24.00%		25.00%		22.00%
Segment reporting information, Assets	7,986,000,000		7,287,000,000		7,351,000,000
Segment reporting information, Percentage of Consolidated Assets	26.00%		25.00%		28.00%
Sempra Commodities Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues					457,000,000
Segment reporting information, Percentage of Total Consolidated Revenues					4.00%
Segment reporting information, Interest Expense	5,000,000		7,000,000		22,000,000
Segment reporting information, Interest Income	4,000,000				7,000,000
Segment reporting information, Depreciation and Amortization					6,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization					1.00%
Segment reporting information, Income Tax Expense (Benefit)	(191,000,000)		103,000,000		202,000,000
Segment reporting information, Earnings (Losses)	(155,000,000)		338,000,000		347,000,000
Segment reporting information, Percentage of Consolidated Earnings (Losses)	(21.00%)		30.00%		31.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment					21,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment					1.00%
Segment reporting information, Assets	1,981,000,000		2,253,000,000		2,092,000,000
Segment reporting information, Percentage of Consolidated Assets	7.00%		8.00%		8.00%
Sempra Generation Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	1,172,000,000		1,179,000,000		1,827,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	13.00%		15.00%		17.00%
Segment reporting information, Interest Expense	13,000,000		12,000,000		16,000,000
Segment reporting information, Interest Income	16,000,000		12,000,000		9,000,000
Segment reporting information, Depreciation and Amortization	65,000,000		58,000,000		56,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	7.00%		8.00%		8.00%
Segment reporting information, Income Tax Expense (Benefit)	(7,000,000)		108,000,000		99,000,000
Segment reporting information, Earnings (Losses)	103,000,000		169,000,000		220,000,000
Segment reporting information, Percentage of Consolidated Earnings (Losses)	14.00%		15.00%		20.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	135,000,000		38,000,000		59,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	7.00%		2.00%		3.00%
Segment reporting information, Assets	2,401,000,000		2,049,000,000		1,860,000,000
Segment reporting information, Percentage of Consolidated Assets	8.00%		7.00%		7.00%
Sempra Pipelines and Storage Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	350,000,000		465,000,000		457,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	4.00%		6.00%		4.00%
Segment reporting information, Interest Expense	36,000,000		34,000,000		18,000,000
Segment reporting information, Interest Income	15,000,000		17,000,000		18,000,000
Segment reporting information, Depreciation and Amortization	44,000,000		45,000,000		20,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	5.00%		6.00%		3.00%
Segment reporting information, Income Tax Expense (Benefit)	26,000,000		(20,000,000)		23,000,000
Segment reporting information, Earnings (Losses)	159,000,000		101,000,000		106,000,000
Segment reporting information, Percentage of Consolidated Earnings (Losses)	21.00%		9.00%		9.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	192,000,000		200,000,000		264,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	9.00%		11.00%		13.00%
Segment reporting information, Assets	5,175,000,000		4,485,000,000		4,060,000,000
Segment reporting information, Percentage of Consolidated Assets	17.00%		16.00%		15.00%
Sempra L N G Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	711,000,000		278,000,000		74,000,000
Segment reporting information, Percentage of Total Consolidated Revenues	8.00%		3.00%		1.00%
Segment reporting information, Interest Expense	48,000,000		24,000,000		7,000,000
Segment reporting information, Interest Income	1,000,000
Segment reporting information, Depreciation and Amortization	51,000,000		35,000,000		15,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	6.00%		4.00%		2.00%
Segment reporting information, Income Tax Expense (Benefit)	25,000,000		(15,000,000)		(21,000,000)
Segment reporting information, Earnings (Losses)	68,000,000		16,000,000		(46,000,000)
Segment reporting information, Percentage of Consolidated Earnings (Losses)	9.00%		1.00%		(4.00%)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	18,000,000		235,000,000		365,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	1.00%		12.00%		17.00%
Segment reporting information, Assets	2,379,000,000		2,277,000,000		2,098,000,000
Segment reporting information, Percentage of Consolidated Assets	8.00%		8.00%		8.00%
All Other Segments [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense	306,000,000		279,000,000		149,000,000
Segment reporting information, Interest Income	153,000,000		149,000,000		111,000,000
Segment reporting information, Depreciation and Amortization	17,000,000		15,000,000		12,000,000
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	2.00%		2.00%		2.00%
Segment reporting information, Income Tax Expense (Benefit)	(100,000,000)		(75,000,000)		(166,000,000)
Segment reporting information, Earnings (Losses)	(91,000,000)		(122,000,000)		(97,000,000)
Segment reporting information, Percentage of Consolidated Earnings (Losses)	(12.00%)		(11.00%)		(9.00%)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	4,000,000		4,000,000		14,000,000
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment					1.00%
Segment reporting information, Assets	612,000,000		597,000,000		747,000,000
Segment reporting information, Percentage of Consolidated Assets	2.00%		2.00%		3.00%
Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,000,000				(7,000,000)
Segment reporting information, Interest Expense	(174,000,000)		(161,000,000)		(117,000,000)
Segment reporting information, Interest Income	(174,000,000)		(161,000,000)		(117,000,000)
Intersegment Revenues Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	(104,000,000)		(87,000,000)		(69,000,000)
Segment reporting information, Percentage of Total Consolidated Revenues	(1.00%)		(1.00%)
Intersegment Receivables Segment [Member]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	(2,328,000,000)		(665,000,000)		(887,000,000)
Segment reporting information, Percentage of Consolidated Assets	(8.00%)		(2.00%)		(3.00%)
Entity-Wide Disclosure On Geographic Areas, United States [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries, Amount	19,905,000,000		19,870,000,000		17,637,000,000
Entity-Wide Disclosure On Geographic Areas, Long Lived Assets In Individual Foreign Countries, Percentage	87.00%		88.00%		88.00%
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount	8,118,000,000		7,476,000,000		9,743,000,000
Entity-Wide Disclosure On Geographic Areas, Revenue From External Customers Attributed To Individual Foreign Countries, Percentage	90.00%		92.00%		91.00%
Entity-Wide Disclosure On Geographic Areas Mexico [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries, Amount	2,217,000,000		1,954,000,000		1,929,000,000
Entity-Wide Disclosure On Geographic Areas, Long Lived Assets In Individual Foreign Countries, Percentage	10.00%		9.00%		10.00%
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount	884,000,000		629,000,000		913,000,000
Entity-Wide Disclosure On Geographic Areas, Revenue From External Customers Attributed To Individual Foreign Countries, Percentage	10.00%		8.00%		8.00%
Entity-Wide Disclosure On Geographic Areas, South America [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries, Amount	705,000,000		780,000,000		547,000,000
Entity-Wide Disclosure On Geographic Areas, Long Lived Assets In Individual Foreign Countries, Percentage	3.00%		3.00%		2.00%
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount	1,000,000		1,000,000		5,000,000
Entity-Wide Disclosure On Geographic Areas, Europe [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount					93,000,000
Entity-Wide Disclosure On Geographic Areas, Revenue From External Customers Attributed To Individual Foreign Countries, Percentage					1.00%
Entity-Wide Disclosure On Geographic Areas, Canada [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount					(12,000,000)
Entity-Wide Disclosure On Geographic Areas, Asia [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries, Amount					$ 16,000,000

[1]	After preferred dividends.

QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, except Per Share data	3 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	$ 2,345		$ 2,116		$ 2,008		$ 2,534		$ 2,456		$ 1,853		$ 1,689		$ 2,108
Quarterly Financial Data, Expenses And Other Income	2,034		2,017		1,771		2,395		2,064		1,443		1,433		1,690
Quarterly Financial Data, Net Income	301		127		205		100		306		302		189		325
Quarterly Financial Data, Earnings	280		131		222		106		288		317		198		316
Quarterly Financial Data, Net Income Per Share, Basic	$ 1.26	[1]	$ 0.52	[1]	$ 0.83	[1]	$ 0.41	[1]	$ 1.25	[1]	$ 1.24	[1]	$ 0.78	[1]	$ 1.35	[1]
Quarterly Financial Data, Earnings Per Share, Basic	$ 1.17	[1]	$ 0.53	[1]	$ 0.9	[1]	$ 0.43	[1]	$ 1.18	[1]	$ 1.3	[1]	$ 0.82	[1]	$ 1.31	[1]
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Basic	239.5	[1]	246.7	[1]	246.8	[1]	246.1	[1]	244.9	[1]	243.9	[1]	242.7	[1]	241.8	[1]
Quarterly Financial Data, Net Income Per Share, Diluted	$ 1.24	[1]	$ 0.51	[1]	$ 0.82	[1]	$ 0.4	[1]	$ 1.23	[1]	$ 1.21	[1]	$ 0.76	[1]	$ 1.33	[1]
Quarterly Financial Data, Earnings Per Share, Diluted	$ 1.15	[1]	$ 0.53	[1]	$ 0.89	[1]	$ 0.42	[1]	$ 1.16	[1]	$ 1.27	[1]	$ 0.8	[1]	$ 1.29	[1]
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Diluted	242.5	[1]	249.8	[1]	249.7	[1]	250.4	[1]	248.7	[1]	248.5	[1]	247.1	[1]	245	[1]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Litigation Expense							159
Quarterly Financial Data, Litigation Expense, Net Of Income Tax Effect							96
Quarterly Financial Data, Write-Down Of Deferred Tax Assets Related To Other Postretirement Benefits							16
Quarterly Financial Data, Loss on impairment of RBS Sempra Commodities LLP			305
Quarterly Financial Data, Loss on impairment of RBS Sempra Commodities LLP, after tax			139
Quarterly Financial Data, Equity Method Investment, Other Than Temporary Impairment, Net Of Income Tax Effect			24
Quarterly Financial Data, Write-off of long-lived assets													132
Quarterly Financial Data, Write-off of long-lived assets, net of tax													97
Quarterly Financial Data, Write-off of long-lived assets, portion attributable to Sempra Energy, net of tax													64
San Diego Gas and Electric Company and Subsidiary [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Operating Revenues	804		811		692		742		780		773		631		732
Quarterly Financial Data, Operating Expenses	629		613		546		604		651		601		518		557
Quarterly Financial Data, Operating Income	175		198		146		138		129		172		113		175
Quarterly Financial Data, Net Income	124		103		55		76		83		92		91		107
Quarterly Financial Data, (Earnings) Losses Attributable To Noncontrolling Interests	(18)		5		21		8		(15)		18		(20)		(7)
Quarterly Financial Data, Earnings	106		108		76		84		68		110		71		100
Quarterly Financial Data, Dividends on Preferred Stock	(1)		(2)		(1)		(1)		(1)		(2)		(1)		(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	105		106		75		83		67		108		70		99
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Write-Down Of Deferred Tax Assets Related To Other Postretirement Benefits							(3)
Quarterly Financial Data, Higher Insurance Costs, Effect On Earnings, Increase (Decrease)	(4)		(5)		(6)		(5)
Quarterly Financial Data, Resolution Of Regulatory Matters, Effect On Earnings, Increase (Decrease)	16		(9)		9
Quarterly Financial Data, Litigation Expense, Effect On Earnings, Increase (Decrease)	(3)		(6)		5		(9)
Quarterly Financial Data, Higher Authorized Margins, Effect On Earnings, Increase (Decrease)	14	[2]	16	[2]	6	[2]
Quarterly Financial Data, Resolution Of Income Tax Issues, Effect On Earnings, Increase (Decrease)	9		(1)		(10)
Pacific Enterprises [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Operating Revenues	1,030		776		834		1,182		1,079		662		694		920
Quarterly Financial Data, Operating Expenses	901		640		717		1,047		963		527		579		810
Quarterly Financial Data, Operating Income	129		136		117		135		116		135		115		110
Quarterly Financial Data, Net Income	(75)		(79)		(71)		(65)		75		73		63		59
Quarterly Financial Data, Preferred Dividends Of Subsidiaries					1								(1)
Quarterly Financial Data, Earnings	75		79		70		65		75		73		62		59
Quarterly Financial Data, Dividends on Preferred Stock	(1)		(1)		(1)		(1)		(1)		(1)		(1)		(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	74		78		69		64		74		72		61		58
Southern California Gas Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Operating Revenues	1,030		776		834		1,182		1,079		662		694		920
Quarterly Financial Data, Operating Expenses	900		642		716		1,048		961		530		578		810
Quarterly Financial Data, Operating Income	130		134		118		134		118		132		116		110
Quarterly Financial Data, Earnings	74		78		70		65		75		74		66		59
Quarterly Financial Data, Dividends on Preferred Stock					(1)								(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	$ 74		$ 78		$ 69		$ 65		$ 75		$ 74		$ 65		$ 59

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.
[2]	These amounts are net of fluctuations in nonrecoverable operation and maintenance expenses.

SUBSEQUENT EVENT (Details) (USD $) In Millions	1 Months Ended
Jan. 31, 2011
Subsequent Event (Details) [Abstract]
Purchase price for AEI's interests in South American investments	$ 875